UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2012 (Unaudited)

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks 10.5%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 8.7%
Abacus Property Group	7,565	$14,708
Acadia Realty Trust	1,146	24,089
Alexandria Real Estate Equities, Inc.	1,833	132,728
American Campus Communities, Inc.	2,104	90,051
Apartment Investment & Management Co., Class A	3,774	92,689
Argosy Property Trust	14,216	9,683
Artis Real Estate Investment Trust	1,300	19,564
Ascendas Real Estate Investment Trust	52,000	77,018
Ashford Hospitality Trust, Inc.	1,849	16,659
AvalonBay Communities, Inc.	2,923	397,557
Befimmo SCA Sicafi	410	27,741
Beni Stabili SpA	23,765	11,801
Big Yellow Group PLC	3,258	14,378
BioMed Realty Trust, Inc.	4,504	83,639
Boardwalk Real Estate Investment Trust	700	36,644
Boston Properties, Inc.	4,509	469,161
Brandywine Realty Trust	3,813	40,570
BRE Properties, Inc.	2,199	113,952
British Land Co. PLC	27,728	213,865
BWP Trust	10,844	20,078
Calloway Real Estate Investment Trust	1,200	32,133
Cambridge Industrial Trust	32,000	12,947
Camden Property Trust	2,159	139,255
Canadian Apartment Properties REIT	1,000	22,788
Canadian Real Estate Investment Trust	800	29,720
CapitaCommercial Trust	55,000	46,876
Capital Property Fund	36,641	42,984
Capital Shopping Centres Group PLC	18,659	95,188
CapitaMall Trust	65,000	88,187
CBL & Associates Properties, Inc.	3,883	67,448
CFS Retail Property Trust	49,132	89,528
Champion REIT	49,000	19,388
Charter Hall Office REIT	14,020	52,862
Charter Hall Retail REIT	6,959	24,043
Chartwell Seniors Housing Real Estate Investment Trust	1,900	16,883
Cofinimmo	398	46,623
Colonial Properties Trust	2,330	49,815
Commonwealth Property Office Fund	66,148	68,131
CommonWealth REIT	2,406	47,326
Corio NV	1,836	85,559
Corporate Office Properties Trust	2,308	55,923
Cousins Properties, Inc.	2,118	15,610
CubeSmart	2,862	32,570
Daiwa Office Investment Corp.	7	15,807
DCT Industrial Trust, Inc.	7,175	39,606
DDR Corp.	6,573	91,102
Derwent London PLC	2,795	73,809
Dexus Property Group	133,926	126,553
DiamondRock Hospitality Co.	4,609	48,579
Digital Realty Trust, Inc.	3,303	234,051
Douglas Emmett, Inc.	3,923	82,030
Duke Realty Corp.	6,923	92,699
DuPont Fabros Technology, Inc.	1,846	47,073
EastGroup Properties, Inc.	683	32,443
Education Realty Trust, Inc.	2,336	24,995
Equity Lifestyle Properties, Inc.	1,098	77,014
Equity One, Inc.	1,564	29,481
Equity Residential	9,065	539,821
Essex Property Trust, Inc.	991	142,704
Eurocommercial Properties NV	1,047	36,273
Extendicare Real Estate Investment Trust	1,700	14,208
Extra Space Storage, Inc.	2,654	69,853
Federal Realty Investment Trust	1,912	180,608
FelCor Lodging Trust, Inc. *	3,611	13,758
First Industrial Realty Trust, Inc. *	2,228	25,577
First Potomac Realty Trust	1,448	21,546
Fonciere des Regions	733	48,493
Fountainhead Property Trust	25,839	23,126
Franklin Street Properties Corp.	1,860	18,953
Frasers Commercial Trust	12,000	7,336
Frontier Real Estate Investment Corp.	5	40,054
Fukuoka REIT Co.	3	19,897
Gecina SA	577	55,183
General Growth Properties, Inc.	11,460	180,839
Global One Real Estate Investment Corp.	3	20,721
Goodman Group	207,198	140,904
Goodman Property Trust	19,965	16,810
GPT Group	56,449	185,131
Great Portland Estates PLC	9,371	53,283
H&R Real Estate Investment Trust	2,500	58,093
Hammerson PLC	20,110	119,714
Hankyu REIT Inc.	2	8,736
HCP, Inc.	12,401	521,214
Health Care REIT, Inc.	5,968	341,429
Healthcare Realty Trust, Inc.	2,132	44,921
Hersha Hospitality Trust	4,158	22,578
Highwoods Properties, Inc.	2,021	66,875
Home Properties, Inc.	1,521	90,621
Hospitality Properties Trust	3,601	87,252
Host Hotels & Resorts, Inc.	21,358	350,698
Inland Real Estate Corp.	1,736	14,843
Investa Office Fund	67,929	45,781
Is Gayrimenkul Yatirim Ortakligi AS	27,914	17,703
Japan Excellent, Inc.	5	20,926
Japan Prime Realty Investment Corp.	19	45,470
Japan Real Estate Investment Corp.	16	140,156
Japan Retail Fund Investment Corp.	55	79,947
Kenedix Realty Investment Corp.	8	23,545
Kilroy Realty Corp.	1,627	67,732
Kimco Realty Corp.	11,886	216,919
Kite Realty Group Trust	1,398	6,990
Kiwi Income Property Trust	32,519	28,028
Klepierre	2,638	79,357
Land Securities Group PLC	25,331	269,450
LaSalle Hotel Properties	2,306	62,377
Liberty Property Trust	3,340	111,189
Link REIT (The)	67,500	245,724
Macerich Co. (The)	3,939	213,888

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.	2,544	$73,165
Mapletree Logistics Trust	36,000	24,885
Mid-America Apartment Communities, Inc.	1,097	70,120
Mori Hills REIT Investment Corp.	5	16,585
MORI TRUST Sogo Reit, Inc.	5	43,109
Nippon Building Fund, Inc.	19	170,732
Nomura Real Estate Office Fund, Inc.	8	42,916
Orix JREIT, Inc.	8	34,173
Pennsylvania Real Estate Investment Trust	1,424	17,487
Piedmont Office Realty Trust, Inc., Class A	4,952	91,711
Post Properties, Inc.	1,480	66,141
Premier Investment Corp.	6	19,939
Primaris Retail Real Estate Investment Trust	1,200	25,814
Prologis, Inc.	14,060	445,843
PS Business Parks, Inc.	469	29,144
Public Storage	4,319	599,736
Ramco-Gershenson Properties Trust	1,110	12,843
Regency Centers Corp.	2,691	111,192
RioCan Real Estate Investment Trust	4,400	114,004
Rouse Properties, Inc. *	430	5,313
SA Corporate Real Estate Fund	31,111	14,215
Saul Centers, Inc.	328	11,690
Segro PLC	19,087	66,208
Senior Housing Properties Trust	4,799	108,841
Shaftesbury PLC	7,290	57,574
Simon Property Group, Inc.	8,825	1,198,964
SL Green Realty Corp.	2,567	188,752
Societe Immobiliere de Location pour l’Industrie et le Commerce	246	24,977
Sovran Self Storage, Inc.	752	34,983
Starhill Global REIT	29,000	13,948
Sun Communities, Inc.	535	21,459
Sunstone Hotel Investors, Inc. *	3,255	30,239
Suntec Real Estate Investment Trust	63,000	56,200
Sycom Property Fund	2,648	8,058
Tanger Factory Outlet Centers	2,378	70,151
Taubman Centers, Inc.	1,827	122,464
Tokyu REIT, Inc.	5	25,062
Top REIT, Inc.	4	18,435
UDR, Inc.	6,741	175,401
Unibail-Rodamco SE	2,809	540,522
United Urban Investment Corp.	58	63,384
Universal Health Realty Income Trust	347	13,877
Vastned Retail NV	497	22,146
Ventas, Inc.	8,120	473,477
Vornado Realty Trust	5,715	462,229
Washington Real Estate Investment Trust	1,832	54,594
Weingarten Realty Investors	3,321	80,601
Westfield Group	65,335	589,481
Westfield Retail Trust	89,361	239,501
Workspace Group PLC	3,281	11,702

		16,174,825

Real Estate Management & Development 1.8%
Aeon Mall Co., Ltd.	2,200	48,838
AMP NZ Office Ltd.	26,450	18,782
Atrium European Real Estate Ltd.	5,530	25,410
Ayala Land, Inc.	168,500	69,310
Brookfield Asset Management, Inc., Class A	17,300	525,021
Brookfield Office Properties, Inc.	7,189	124,442
CA Immobilien Anlagen AG *	2,046	19,957
Capital & Counties Properties PLC	23,398	70,089
CapitaLand Ltd.	76,000	158,460
Castellum AB	5,300	67,450
Daibiru Corp.	1,300	8,720
Echo Investment SA *	7,787	9,558
Fabege AB	4,199	36,707
First Capital Realty, Inc.	2,700	48,227
Forest City Enterprises, Inc., Class A *	3,721	48,857
Global Logistic Properties Ltd. *	72,000	113,714
Globe Trade Centre SA *	8,712	28,632
Grainger PLC	11,470	17,930
GuocoLand Ltd.	13,000	19,065
Hang Lung Group Ltd.	23,000	146,202
Hang Lung Properties Ltd.	69,000	236,916
Heiwa Real Estate Co., Ltd.	4,500	10,465
Hongkong Land Holdings Ltd.	40,000	205,552
Hysan Development Co., Ltd.	17,000	66,767
Immofinanz AG *	33,561	108,104
IVG Immobilien AG *	3,086	7,284
Kerry Properties Ltd.	17,000	65,254
KLCC Property Holdings Bhd	5,800	6,249
Kungsleden AB	3,899	29,473
Mitsui Fudosan Co., Ltd.	27,000	445,570
NTT Urban Development Corp.	32	23,493
PSP Swiss Property AG REG *	1,087	90,825
Robinsons Land Corp.	65,600	21,496
Singapore Land Ltd.	3,000	13,982
SM Prime Holdings, Inc.	186,400	71,237
SP Setia Bhd	35,800	46,517
Swiss Prime Site AG *	1,591	120,808
Tokyu Land Corp.	13,000	54,161
United Industrial Corp. Ltd.	4,000	8,756
Wheelock & Co., Ltd.	23,000	73,387

		3,311,667

Total Common Stocks (cost $20,030,083)		19,486,492

Sovereign Bond 15.2%

	Principal Amount	Market Value
GERMANY 15.2%
Bundesrepublik Deutschland, 4.25%, 07/04/17	EUR 18,340,000	28,245,398

Total Sovereign Bond (cost $28,998,963)		28,245,398

U.S. Treasury Bonds 7.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds 0.13%, 04/15/16(a)	$435,000	$473,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
0.50%, 04/15/15	350,000	387,837
0.63%, 04/15/13	245,000	268,497
0.63%, 07/15/21	590,300	651,626
1.13%, 01/15/21(a)	600,000	709,609
1.25%, 04/15/14	250,000	283,256
1.25%, 07/15/20(a)	530,000	636,732
1.38%, 07/15/18	245,000	297,013
1.38%, 01/15/20	310,000	377,318
1.63%, 01/15/15	310,000	401,001
1.63%, 01/15/18	270,000	338,218
1.75%, 01/15/28	255,000	341,071
1.88%, 07/15/13	330,000	427,789
1.88%, 07/15/15	280,000	364,055
1.88%, 07/15/19	250,000	318,649
2.00%, 01/15/14(a)	345,000	451,576
2.00%, 07/15/14	310,000	405,250
2.00%, 01/15/16	280,000	362,063
2.00%, 01/15/26	330,000	475,058
2.13%, 01/15/19	240,000	306,330
2.13%, 02/15/40	250,000	364,624
2.13%, 02/15/41	395,000	572,239
2.38%, 01/15/17	285,000	377,615
2.38%, 01/15/25	460,000	720,899
2.38%, 01/15/27	270,000	402,274
2.50%, 07/15/16	330,000	434,770
2.50%, 01/15/29	230,000	332,532
2.63%, 07/15/17	230,000	304,602
3.38%, 04/15/32	80,000	162,265
3.63%, 04/15/28	275,000	587,254
3.88%, 04/15/29	320,000	704,761

Total U.S. Treasury Bonds (cost $12,372,737)		13,239,861

Commodity-Linked Notes 8.9%

	Principal Amount	Market Value
Bank of America Corp. Commodity Note, one-month U.S. Dollar LIBOR+0.50% due 11/28/12 (indexed to the Dow Jones-UBS Commodity Index Total Return) (b)(c)(d)	$4,200,000	$4,536,489
JPMorgan Chase Bank, NA Commodity Note, three- month U.S. Dollar LIBOR-0.13% due 11/28/12 (indexed to the Dow Jones-UBS Commodity Index Total Return) (b)(c)(d)	900,000	974,790
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 11/28/12 (indexed to the Dow Jones-UBS Commodity Index Total Return) (b)(c)(d)	4,200,000	4,530,540
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 11/28/12 (indexed to the Dow Jones-UBS Commodity Index Total Return) (b)(c)(d)	4,200,000	4,532,290
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 11/28/12 (indexed to the Dow Jones-UBS Commodity Index Total Return) (b)(c)(d)	400,000	346,210
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 02/21/13 (indexed to the Dow Jones- UBS Commodity Index Total Return) (b)(c)(d)	500,000	526,410
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 02/21/13 (indexed to the Dow Jones-UBS Commodity Index Total Return) (b)(c)(d)	1,000,000	1,073,755

Total Commodity-Linked Notes (cost $15,400,000)		16,520,484

Purchased Options 0.2%

	Number of Contracts	Market Value
Call Options 0.2%
KLCI Index, Expires 2/29/12, Strike Price MYR 1,506.00*	2	$495
KLCI Index, Expires 2/29/12, Strike Price MYR 1,522.04*	79	19,763
KOSPI 200 Index, Expires 3/8/12, Strike Price KRW 259.15*	1	0
KOSPI 200 Index, Expires 3/8/12, Strike Price KRW 250.70*	38	192,409
KOSPI 200 Index, Expires 3/8/12, Strike Price KRW 239.70*	3	26,640
SET50 Index, Expires 3/29/12, Strike Price THB 754.00*	2	49
SET50 Index, Expires 3/29/12, Strike Price THB 711.19*	34	63,101

Total Purchased Options (cost $21,881)		302,457

Mutual Fund 56.5%

	Shares	Market Value
Money Market Fund 56.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (e)	104,836,007	104,836,007

Total Mutual Fund (cost $104,836,007)		104,836,007

Exchange Traded Funds 0.4%

	Shares	Market Value
Sector Fund-Real Estate 0.4%
iShares Dow Jones US Real Estate Index Fund	2,072	125,439
SPDR Dow Jones Global Real Estate ETF	10,433	389,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Exchange Traded Funds (continued)

	Shares	Market Value
Sector Fund-Real Estate (continued)
SPDR Dow Jones International Real Estate ETF	3,622	125,901

		640,908

Total Exchange Traded Funds (cost $606,094)		640,908

Total Investments (cost $182,265,765) (f) — 98.8%		183,271,607
Other assets in excess of liabilities — 1.2%		2,283,213

NET ASSETS — 100.0%		$185,554,820

*	Denotes a non-income producing security.
(a)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $16,520,484 which represents 8.90% of net assets.
(d)	Security is linked to the Dow Jones-UBS Commodity Index Total Return. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(e)	Represents 7-day effective yield as of January 31, 2012.
(f)	At January 31, 2012, the tax basis cost of the Fund’s investments was $182,472,504, tax unrealized appreciation and depreciation were $2,889,809 and $(2,090,706), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
Bhd	Public Limited Company
ETF	Exchange Traded Fund
EUR	Euro
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
Ltd.	Limited
MYR	Malaysia Ringgit
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company
THB	Thailand Baht

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternative Allocation Fund

At January 31, 2012, the Fund’s open written options contracts were as follows:

Put Options

Number of Contracts	Description	Counterparty	Expiration Date	Premiums Paid/ (Received)	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
2	KLCI Index (Strike price MYR 1,506.00)	Credit Suisse International	02/29/12	$—	$—	$—
79	KLCI Index (Strike price MYR 1,522.04)	Credit Suisse International	02/29/12	—	—	—
1	KOSPI 200 Index (Strike price KRW 259.15)	Credit Suisse International	03/08/12	—	—	—
38	KOSPI 200 Index (Strike price KRW 250.70)	Credit Suisse International	03/08/12	—	(77,258)	(77,258)
3	KOSPI 200 Index (Strike price KRW 239.70)	Credit Suisse International	03/08/12	—	(2,919)	(2,919)
2	SET50 Index (Strike price THB 754.00)	Credit Suisse International	03/29/12	—	—	—
34	SET50 Index (Strike price THB 711.19)	Credit Suisse International	03/29/12	—	(14,135)	(14,135)

				$—	$(94,312)	$(94,312)

At January 31, 2012, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues—sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2012[3]	Termination Date	Upfront Premium (Received) Paid[4]	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Republic of Colombia	1.00%	$500,000	1.307%	09/20/16	$(9,014)	$2,731
Credit Suisse International	Republic of Colombia	1.00%	200,000	1.307	09/20/16	(1,169)	(1,344)
Credit Suisse International	Republic of Columbia	1.00%	200,000	1.307	09/20/16	(1,235)	(1,278)
Credit Suisse International	Republic of Colombia	1.00%	100,000	1.351	12/20/16	(4,476)	2,942
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.716	12/20/16	(9,089)	2,705
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.776	03/20/17	(9,925)	2,666
Credit Suisse International	Republic of Panama	1.00%	100,000	1.269	09/20/16	(88)	(997)
Credit Suisse International	Republic of Peru	1.00%	500,000	1.565	09/20/16	(6,063)	(5,923)
Credit Suisse International	Republic of Peru	1.00%	100,000	1.565	09/20/16	(1,098)	(1,298)
Credit Suisse International	Republic of Philippines	1.00%	200,000	1.600	09/20/16	(5,175)	54
Credit Suisse International	Republic of Philippines	1.00%	200,000	1.675	12/20/16	(13,866)	7,788
Credit Suisse International	Republic of Turkey	1.00%	1,800,000	2.698	09/20/16	(78,529)	(51,046)
Credit Suisse International	Republic of Turkey	1.00%	100,000	2.698	09/20/16	(3,843)	(3,356)
Credit Suisse International	Republic of Venezuela	5.00%	1,200,000	8.370	09/20/16	(214,200)	70,979
Credit Suisse International	Republic of Venezuela	5.00%	100,000	8.370	09/20/16	(15,759)	3,824
Credit Suisse International	Republic of Venezuela	5.00%	100,000	8.465	12/20/16	(17,477)	4,709
Credit Suisse International	Russia Foreign Bond	1.00%	1,500,000	2.174	09/20/16	(33,229)	(42,097)
Credit Suisse International	Russia Foreign Bond	1.00%	100,000	2.174	09/20/16	(1,865)	(3,156)
Credit Suisse International	United Mexican States	1.00%	1,800,000	1.352	09/20/16	(10,085)	(16,131)
Credit Suisse International	United Mexican States	1.00%	200,000	1.352	09/20/16	(1,147)	(1,766)
Credit Suisse International	United Mexican States	1.00%	100,000	1.352	09/20/16	(482)	(974)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	1,100,000	1.385	09/20/16	(7,230)	(10,381)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	100,000	1.385	09/20/16	(666)	(936)
Deutsche Bank AG	Republic of Panama	1.00%	800,000	1.269	09/20/16	(1,173)	(7,513)
Deutsche Bank AG	Republic of Turkey	1.00%	200,000	2.782	03/20/17	(17,353)	820
Deutsche Bank AG	Russia Foreign Bond	1.00%	200,000	2.248	03/20/17	(16,317)	4,598
UBS AG	Federal Republic of Brazil	1.00%	300,000	1.466	03/20/17	(8,633)	2,133
UBS AG	Republic of Indonesia	1.00%	1,100,000	1.648	09/20/16	(18,400)	(11,760)
UBS AG	Republic of Indonesia	1.00%	100,000	1.648	09/20/16	(1,558)	(1,184)
UBS AG	Republic of Panama	1.00%	100,000	1.269	09/20/16	(1,629)	543
UBS AG	Republic of Panama	1.00%	500,000	1.344	03/20/17	(11,558)	3,681
UBS AG	Republic of Peru	1.00%	300,000	1.611	12/20/16	(5,962)	(2,235)
UBS AG	Republic of Peru	1.00%	100,000	1.651	03/20/17	(3,439)	380
UBS AG	Republic of Philippines	1.00%	600,000	1.600	09/20/16	(9,754)	(5,608)
UBS AG	Republic of Philippines	1.00%	100,000	1.600	09/20/16	(1,420)	(1,140)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternative Allocation Fund

UBS AG	Republic of Turkey	1.00%	100,000	2.698	09/20/16	(4,409)	(2,790)
UBS AG	Russia Foreign Bond	1.00%	300,000	2.213	12/20/16	(14,390)	(1,949)
UBS AG	United Mexican States	1.00%	100,000	1.436	03/20/17	(2,501)	476

						$(564,206)	$(63,833)

Credit default swaps on credit indices—sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2012[3]	Termination Date	Upfront Premium (Received) Paid[4]	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Markit CDX North America High Yield Index Series 17	5.00%	$10,400,000	5.669%	12/20/16	$(1,218,708)	$1,005,884
Deutsche Bank AG	Markit CDX North America High Yield Index Series 17	5.00%	400,000	5.669	12/20/16	(42,537)	37,772
Deutsche Bank AG	Markit CDX North America High Yield Index Series 17	5.00%	400,000	5.669	12/20/16	(27,965)	19,780

						$(1,289,210)	$1,063,436

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of the individual swap contracts.

2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

4	Upfront premiums generally related to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At January 31, 2012, the fund has $500,000 segregated as collateral with Deutsche Bank AG for open credit default swap contracts.

Equity Swaps

Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Bovespa Index	2/15/12	BRL	8,432,016	$401,566
Credit Suisse International	ISE 30 Index	2/29/12	TRY	876,834	47,270
Credit Suisse International	RTS Index	3/15/12	$	1,835,824	279,235
Credit Suisse International	WIG20 Index	3/16/12	PLN	1,619,309	29,584

					$757,655

BRL	Brazilian Real
PLN	Polish Zloty
TRY	Turkish Lira

At January 31, 2012, the fund has $510,000 segregated as collateral with Credit Suisse International for open written options, credit default swaps, and equity swaps contracts.

At January 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
9	Australian 10 Year Bond Future	03/15/12	$1,131,199	$6,994
15	Canadian 10 Year Bond Future	03/21/12	2,013,115	33,420
72	FTSE/JSE Top 40 Future	03/15/12	2,779,711	97,694
81	H-Shares Index Future	02/28/12	5,893,815	(67,043)
9	Japan 10 Year Bond Treasury Future	03/09/12	16,836,920	112,128
15	Long GILT Future	03/28/12	2,771,438	49,000
62	Mexican Bolsa Index Future	03/16/12	1,789,681	3,932
130	MSCI Taiwan Index Future	02/24/12	3,486,600	139,585
211	SGX S&P CNX Nifty Future	02/23/12	2,207,060	60,369
140	U.S. Treasury 10 Year Note Future	03/21/12	18,515,000	318,933

			$57,424,539	$755,012

GILT	Government Index-Linked Treasury
JSE	Johannesburg Stock Exchange
SGX	Singapore Exchange
CNX	CRISIL NSE Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternative Allocation Fund

At January 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	UBS AG	2/02/12	(8,200,000)	$(4,663,065)	$(4,693,223)	$(30,158)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Societe Generale SA	3/21/12	1,600,000	$1,609,904	$1,689,702	$79,798
Australian Dollar	Societe Generale SA	3/21/12	100,000	100,156	105,606	5,450
Brazilian Real	State Street Bank and Trust	2/02/12	7,400,000	3,954,681	4,235,348	280,667
Brazilian Real	Societe Generale SA	2/02/12	800,000	423,056	457,875	34,819
Brazilian Real	Societe Generale SA	3/02/12	800,000	453,643	454,501	858
Brazilian Real	UBS AG	3/02/12	8,200,000	4,634,078	4,658,637	24,559
British Pound	Societe Generale SA	3/21/12	62,500	96,607	98,450	1,843
British Pound	Societe Generale SA	3/21/12	1,687,500	2,637,242	2,658,140	20,898
Canadian Dollar	Societe Generale SA	3/21/12	100,000	97,677	99,622	1,945
Canadian Dollar	Societe Generale SA	3/21/12	2,300,000	2,252,705	2,291,296	38,591
Czech Republic Koruna	Peregrine Brokerage Ltd.	3/21/12	2,200,000	117,647	113,630	(4,017)
Hong Kong Dollar	Peregrine Brokerage Ltd.	3/21/12	41,900,000	5,392,189	5,403,036	10,847
Hong Kong Dollar	Societe Generale SA	3/21/12	5,900,000	759,062	760,809	1,747
Hong Kong Dollar	Societe Generale SA	3/21/12	5,000,000	644,834	644,754	(80)
Hungarian Forint	Peregrine Brokerage Ltd.	3/21/12	19,600,000	86,192	86,638	446
Indian Rupee	Societe Generale SA	3/21/12	4,400,000	80,956	87,963	7,007
Indian Rupee	Societe Generale SA	3/21/12	13,200,000	263,315	263,890	575
Indian Rupee	BNP Paribas SA	3/21/12	96,800,000	1,842,757	1,935,193	92,436
Japanese Yen	Societe Generale SA	3/21/12	25,000,000	321,287	328,183	6,896
Japanese Yen	Societe Generale SA	3/21/12	887,500,000	11,456,196	11,650,494	194,298
South Korean Won	BNP Paribas SA	3/21/12	4,591,300,000	4,047,159	4,072,327	25,168
South Korean Won	Societe Generale SA	3/21/12	562,200,000	483,197	498,652	15,455
South Korean Won	Societe Generale SA	3/21/12	468,500,000	414,786	415,544	758
Malaysian Ringgit	Royal Bank of Scotland	3/21/12	3,300,000	1,049,685	1,081,294	31,609
Malaysian Ringgit	Societe Generale SA	3/21/12	600,000	188,798	196,599	7,801
Mexican Peso	Societe Generale SA	3/21/12	1,100,000	78,179	84,052	5,873
Mexican Peso	Credit Suisse International	3/21/12	18,700,000	1,377,178	1,428,882	51,704
Norwegian Krone	Societe Generale SA	3/21/12	4,000,000	692,305	680,489	(11,816)
Polish Zlotych	Peregrine Brokerage Ltd.	3/21/12	1,500,000	445,103	462,513	17,410
Polish Zlotych	Societe Generale SA	3/21/12	300,000	92,476	92,503	27
South African Rand	Credit Suisse International	3/22/12	16,100,000	1,970,624	2,043,624	73,000
South African Rand	Societe Generale SA	3/22/12	1,400,000	178,233	177,706	(527)
South African Rand	Societe Generale SA	3/22/12	2,100,000	253,962	266,560	12,598
Swedish Krona	Societe Generale SA	3/21/12	2,000,000	287,896	293,367	5,471
Swedish Krona	Societe Generale SA	3/21/12	10,000,000	1,474,339	1,466,836	(7,503)
Swiss Franc	Societe Generale SA	3/21/12	250,000	265,773	271,793	6,020
Swiss Franc	Societe Generale SA	3/21/12	750,000	812,867	815,380	2,513
Taiwan Dollar	HSBC Bank PLC	3/21/12	92,400,000	3,066,202	3,125,370	59,168
Taiwan Dollar	Societe Generale SA	3/21/12	9,900,000	327,229	334,861	7,632
Taiwan Dollar	Societe Generale SA	3/21/12	6,600,000	223,351	223,241	(110)
Thailand Baht	Peregrine Brokerage Ltd.	3/21/12	21,000,000	678,952	676,768	(2,184)
Turkish Lira	Peregrine Brokerage Ltd.	3/21/12	700,000	371,609	389,518	17,909
Turkish Lira	Societe Generale SA	3/21/12	100,000	51,324	55,645	4,321

Total Long Contracts				$56,055,411	$57,177,291	$1,121,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternative Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Real Estate Investment Trusts (REITs)	$11,021,568	$5,153,257	$—	$16,174,825
Real Estate Management & Development	746,547	2,565,120	—	3,311,667

Total Common Stocks	$11,768,115	$7,718,377	$—	$19,486,492

Commodity-Linked Notes	—	16,520,484	—	16,520,484
Swap Contracts	757,655	—	—	757,655
Exchange Traded Funds	640,908	—	—	640,908
Forward Foreign Currency Contracts	—	1,148,117	—	1,148,117
Futures Contracts	822,055	—	—	822,055
Mutual Fund	104,836,007	—	—	104,836,007
Purchased Options	—	302,457	—	302,457
Sovereign Bond	—	28,245,398	—	28,245,398
U.S. Treasury Bonds	—	13,239,861	—	13,239,861

Total Assets	$118,824,740	$67,174,694	$—	$185,999,434

Liabilities:
Swaps Contracts	—	(853,813)	—	(853,813)
Forward Foreign Currency Contracts	—	(56,395)	—	(56,395)
Futures Contracts	(67,043)	—	—	(67,043)
Options Written	—	(94,312)	—	(94,312)

Total Liabilities	$(67,043)	$(1,004,520)	$—	$(1,071,563)

Total	$118,757,697	$66,170,174	$—	$184,927,871

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, futures and forward foreign currency contracts.

Options

The Fund purchased and wrote call and put options, respectively, on foreign indices, and entered into closing transactions with respect to such options to terminate an existing position. Such call and put options are purchased to replicate the performance of an index. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

When the Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position will reflect, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund are European-style options which, unlike American options, can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by the Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swaps Agreements

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2012. Swap agreements are privately negotiated agreements between a Fund and a counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund has segregated liquid assets to cover its obligations under the credit default swap contracts.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a foreign issuer, on the debt obligation. In return, If no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event, default or similar event were to occur, the Fund either (i) pays to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take long position to replicate performance of a particular security.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices to hedge a portfolio of bonds is often less expensive than it would be to buy many credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations. Pricing services utilize matrix pricing which considers comparisons to movements in underlying indices, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2012 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Equity Swaps. The Fund entered into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances. Equity swaps are also used to provide particular index exposure. The counterparty to the equity swap contracts is a financial institution. The Fund’s equity swap contracts are structured in a manner where the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in the particular indices. The Fund has segregated liquid assets to cover its obligations under the equity swaps contracts.

The Fund entered into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are valued at the last quoted sales price on the valuation date and are generally categorized as Level 1 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts to gain exposure to certain currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Swaps, at value Equity risk	Swap agreements, at value	$757,655
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	301,580
Interest rate risk	Unrealized appreciation from futures contracts	520,475
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	1,148,117

Total		$2,727,827

Liabilities:
Written Options Equity risk	Written options, at value	$(94,312)
Swap Agreements Credit risk	Swap agreements, at value	(853,813)
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	(67,043)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	(56,395)

Total		$(1,071,563)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 1.0%

	Principal Amount	Market Value
Other 1.0%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$505,410	$427,016
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	486,076	477,260

		904,276

Total Asset-Backed Securities (cost $991,471)		904,276

Collateralized Mortgage Obligations 17.3%

	Principal Amount	Market Value
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	298,921	306,073
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	611,378	610,980
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	942,224	670,554
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	712,045	669,399
Fannie Mae REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,253,941
Series 2009-42, Class AP, 4.50%, 03/25/39	3,184,585	3,356,071
Government National Mortgage Association, Series 2010-61, Class PC, 4.50%, 02/20/37	6,000,000	6,519,608
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	906,132	712,857
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	349,707	350,894

Total Collateralized Mortgage Obligations (cost $15,338,091)		15,450,377

Commercial Mortgage Backed Securities 6.0%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM 5.37%, 09/10/47(a)	1,000,000	1,066,142
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.89%, 12/10/49(a)	1,000,000	1,121,125
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3 5.69%, 09/15/40(a)	1,000,000	1,063,901
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM 5.59%, 11/10/39	1,000,000	1,032,772
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3 5.61%, 11/15/30(a)	1,000,000	1,043,139

Total Commercial Mortgage Backed Securities (cost $5,034,981)		5,327,079

Corporate Bonds 47.7%

	Principal Amount	Market Value
Airlines 1.5%
American Airlines 2011-2 Pass Through Trust, Series A, Class A, 8.63%, 10/15/21	850,000	905,250
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	455,235	448,406

		1,353,656

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,314,033

Capital Markets 1.1%
Morgan Stanley, 5.50%, 01/26/20	1,000,000	987,052

Chemicals 2.0%
Cytec Industries, Inc., 8.95%, 07/01/17	700,000	843,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	$750,000	$923,000

		1,766,945

Commercial Banks 5.1%
Bank of America NA, 6.10%, 06/15/17	1,000,000	1,014,455
HSBC Holdings PLC, 6.80%, 06/01/38	750,000	841,746
ING Bank NV, 5.13%, 05/01/15(c)	1,000,000	944,394
Nordea Bank AB, 4.88%, 05/13/21(c)	1,000,000	942,957
Sovereign Bank, 8.75%, 05/30/18	750,000	844,077

		4,587,629

Computers & Peripherals 1.1%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	1,013,677

Diversified Financial Services 6.9%
American Honda Finance Corp., 2.60%, 09/20/16(c)	1,000,000	1,024,567
FMR LLC, 7.49%, 06/15/19(c)	750,000	878,761
General Electric Capital Corp. 5.30%, 02/11/21	500,000	543,921
4.65%, 10/17/21	750,000	792,316
JPMorgan Chase & Co. 5.25%, 05/01/15	1,000,000	1,060,809
Series 1, 7.90%, 04/30/18(d)	1,000,000	1,083,210
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	730,839

		6,114,423

Diversified Telecommunication Services 2.4%
Qwest Corp., 6.88%, 09/15/33	1,000,000	995,996
Verizon Communications, Inc., 5.50%, 04/01/17	1,000,000	1,175,565

		2,171,561

Energy Equipment & Services 2.3%
Transocean, Inc., 6.38%, 12/15/21	750,000	850,484
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,185,609

		2,036,093

Food & Staples Retailing 2.6%
CVS Pass-Through Trust, 6.94%, 01/10/30	911,313	1,032,226
Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,000,000	1,260,171

		2,292,397

Health Care Providers & Services 1.2%
Aristotle Holding, Inc., 4.75%, 11/15/21(c)	1,000,000	1,058,188

Independent Power Producers & Energy Traders 1.3%
PSEG Power LLC, 5.32%, 09/15/16	1,000,000	1,124,020

Insurance 3.4%
Liberty Mutual Group, Inc., 7.30%, 06/15/14(c)	1,000,000	1,069,127
Oil Insurance Ltd., 3.56%, 03/08/12(c)(d)	1,000,000	899,800
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,039,174

		3,008,101

Machinery 1.5%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,381,263

Media 2.2%
Time Warner Cable, Inc., 6.75%, 07/01/18	1,000,000	1,211,291
Time Warner, Inc., 3.15%, 07/15/15	750,000	795,667

		2,006,958

Metals & Mining 0.8%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	708,837

Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	969,482
Energy Transfer Partners LP, 6.50%, 02/01/42	1,000,000	1,078,894
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	1,000,000	1,151,780
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,207,388
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,067,191

		5,474,735

Paper & Forest Products 0.9%
Stora Enso OYJ, 7.25%, 04/15/36(c)	1,000,000	812,500

Pipelines 1.1%
Rockies Express Pipeline LLC, 3.90%, 04/15/15(c)	1,000,000	980,000

Real Estate Investment Trusts (REITs) 1.2%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,077,069

Road & Rail 0.7%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	537,361	581,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Tobacco 0.8%
Reynolds American, Inc., 7.63%, 06/01/16	$600,000	$719,602

Total Corporate Bonds (cost $40,091,538)		42,570,051

Municipal Bonds 1.9%

	Principal Amount	Market Value
California 1.0%
State of California, 5.70%, 11/01/21	750,000	849,960

Illinois 0.9%
County of Cook, Series C, 6.21%, 11/15/33	725,000	805,069

Total Municipal Bonds (cost $1,559,631)		1,655,029

U.S. Government Mortgage Backed Agencies 4.7%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 383661 6.62%, 06/01/16	1,692,352	1,928,282
Pool# 386905 5.00%, 04/01/19	874,383	983,696
Freddie Mac Gold Pool
Pool# E01443, 3.50%, 07/01/18	1,238,108	1,305,289

Total U.S. Government Mortgage Backed Agencies (cost $3,742,395)		4,217,267

U.S. Government Sponsored & Agency Obligation 4.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 1.00%, 08/28/12	4,000,000	4,019,372

Total U.S. Government Sponsored & Agency Obligation (cost $4,004,085)		4,019,372

U.S. Treasury Bonds 7.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/14	3,000,000	3,926,750
2.13%, 01/15/19	2,000,000	2,552,753

Total U.S. Treasury Bonds (cost $5,972,850)		6,479,503

U.S. Treasury Notes 5.5%

	Principal Amount	Market Value
U.S. Treasury Notes 3.13%, 01/31/17	2,500,000	2,795,508
2.13%, 08/15/21	2,000,000	2,064,532

Total U.S. Treasury Notes (cost $4,764,745)		4,860,040

Yankee Dollar 1.0%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 1.0%
Nexen, Inc., 6.40%, 05/15/37	750,000	845,966

Total Yankee Dollar (cost $762,739)		845,966

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund – Institutional Class, 0.26% (e)	2,003,081	$2,003,081

Total Mutual Fund (cost $2,003,081)		2,003,081

Total Investments (cost $84,265,607) (f) — 99.1%		88,332,041
Other assets in excess of liabilities — 0.9%		842,081

NET ASSETS — 100.0%		$89,174,122

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2012.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $9,319,131 which represents 10.45% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of January 31, 2012.
(f)	At January 31, 2012, the tax basis cost of the Fund’s investments was $84,265,607, tax unrealized appreciation and depreciation were $5,018,916 and $(952,482), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Fund

AB	Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$904,276	$—	$904,276
Collateralized Mortgage Obligations	—	15,450,377	—	15,450,377
Commercial Mortgage Backed Securities	—	5,327,079	—	5,327,079
Corporate Bonds	—	42,570,051	—	42,570,051
Municipal Bonds	—	1,655,029	—	1,655,029
Mutual Fund	2,003,081	—	—	2,003,081
U.S. Government Mortgage Backed Agencies	—	4,217,267	—	4,217,267
U.S. Government Sponsored & Agency Obligation	—	4,019,372	—	4,019,372
U.S. Treasury Bonds	—	6,479,503	—	6,479,503
U.S. Treasury Notes	—	4,860,040	—	4,860,040
Yankee Dollar	—	845,966	—	845,966

Total	$2,003,081	$86,328,960	$—	$88,332,041

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobile 0.1%
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,000,000	$1,011,814

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	876,517

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	284,546

Total Asset-Backed Securities (cost $2,124,594)		2,172,877

Commercial Mortgage Backed Securities 2.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,000,000	1,043,369
Series 2006-6, Class A4, 5.36%, 10/10/45	600,000	658,163
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,823,426
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,336,429
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.28%, 12/10/49(a)	2,320,000	2,677,398
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,000,000	2,202,330
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.01%, 05/15/46(a)	1,490,000	1,649,485
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	2,133,000	2,261,097
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,639,134
Series 2006-LDP7, Class A4, 6.06%, 04/15/45(a)	1,000,000	1,138,212
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,177,892
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	288,682
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32(a)	1,411,000	1,485,491
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4 5.24%, 11/12/35(a)	2,000,000	2,118,410
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 6.16%, 08/12/49(a)	857,000	947,193
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.92%, 05/15/43(a)	1,900,000	2,154,710
Series 2007-C33, Class A4, 6.10%, 02/15/51(a)	1,395,000	1,525,337

Total Commercial Mortgage Backed Securities (cost $23,041,463)		27,126,758

Corporate Bonds 20.9%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	200,000	238,806
General Dynamics Corp. 4.25%, 05/15/13	175,000	183,571
3.88%, 07/15/21	150,000	165,878
Goodrich Corp. 6.29%, 07/01/16	171,000	202,131
6.80%, 07/01/36	129,000	172,443
Honeywell International, Inc. 5.40%, 03/15/16	440,000	513,792
5.30%, 03/01/18	605,000	727,888
L-3 Communications Corp. 3.95%, 11/15/16	300,000	310,422
4.95%, 02/15/21	100,000	103,279
Lockheed Martin Corp. Series B, 6.15%, 09/01/36	196,000	233,616
5.72%, 06/01/40	150,000	172,261
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	512,007
Raytheon Co. 6.40%, 12/15/18	144,000	178,601
3.13%, 10/15/20	250,000	259,088
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	81,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
United Technologies Corp. 4.88%, 05/01/15	$460,000	$516,098
4.50%, 04/15/20	250,000	288,780
6.13%, 07/15/38	400,000	517,678

		5,378,034

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc. 8.38%, 04/01/20	82,000	116,216
8.38%, 04/01/30(b)	123,000	179,061
United Parcel Service, Inc. 3.13%, 01/15/21	400,000	431,460
6.20%, 01/15/38	205,000	281,935

		1,008,672

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	103,000	111,764

Auto Components 0.1%
Johnson Controls, Inc. 4.88%, 09/15/13	123,000	130,081
1.75%, 03/01/14	400,000	404,756
4.25%, 03/01/21	100,000	107,772
3.75%, 12/01/21	400,000	415,543

		1,058,152

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	338,000	367,187

Beverages 0.5%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	164,000	186,070
5.75%, 04/01/36	151,000	186,040
6.00%, 11/01/41	103,000	129,981
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	500,000	657,017
5.38%, 01/15/20	600,000	710,645
5.00%, 04/15/20	200,000	232,444
Beam, Inc., 5.38%, 01/15/16	105,000	116,448
Coca-Cola Co. (The) 1.80%, 09/01/16	578,000	594,940
3.15%, 11/15/20	450,000	480,845
Diageo Capital PLC 5.50%, 09/30/16	300,000	348,489
4.83%, 07/15/20	400,000	460,529
Diageo Finance BV, 5.30%, 10/28/15	451,000	518,031
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	255,076
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	200,160
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	233,324
PepsiCo, Inc. 2.50%, 05/10/16	700,000	738,925
7.90%, 11/01/18	500,000	681,044
3.13%, 11/01/20	200,000	211,307

		6,941,315

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	200,000	202,654
3.45%, 10/01/20	600,000	615,644
6.40%, 02/01/39	300,000	361,345
5.15%, 11/15/41	350,000	371,583
Celgene Corp., 3.95%, 10/15/20	250,000	259,812
Genentech, Inc., 5.25%, 07/15/35	62,000	72,778
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	104,803
4.50%, 04/01/21	100,000	108,642
4.40%, 12/01/21	400,000	433,013

		2,530,274

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	122,330

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	110,359
Bank of New York Mellon Corp. (The) 5.13%, 08/27/13	300,000	319,580
2.30%, 07/28/16	450,000	462,184
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	256,000	282,104
5.30%, 10/30/15	123,000	135,465
4.65%, 07/02/18	246,000	259,357
Credit Suisse Guernsey, 5.86%, 05/15/17(c)	300,000	261,000
Credit Suisse USA, Inc. 5.13%, 01/15/14	119,000	125,142
5.85%, 08/16/16(d)	300,000	337,753
7.13%, 07/15/32	395,000	492,336
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	605,000	634,370
5.13%, 01/15/15	461,000	489,015
5.35%, 01/15/16(d)	453,000	480,037
3.63%, 02/07/16	1,180,000	1,175,376
5.63%, 01/15/17	850,000	880,131
6.00%, 06/15/20	500,000	528,419
5.25%, 07/27/21	300,000	299,686
5.75%, 01/24/22	250,000	259,135
6.13%, 02/15/33	450,000	458,823
6.75%, 10/01/37	700,000	693,177
Jefferies Group, Inc., 6.88%, 04/15/21	250,000	238,750
Mellon Funding Corp., 5.00%, 12/01/14	185,000	201,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Morgan Stanley 5.30%, 03/01/13	$461,000	$475,535
2.88%, 01/24/14	400,000	398,978
4.75%, 04/01/14	410,000	416,548
6.00%, 04/28/15	300,000	316,084
3.45%, 11/02/15	200,000	194,516
3.80%, 04/29/16	200,000	194,333
5.45%, 01/09/17	1,345,000	1,376,371
7.30%, 05/13/19	400,000	436,301
5.63%, 09/23/19	800,000	796,066
5.50%, 07/28/21	150,000	148,320
7.25%, 04/01/32	226,000	241,431
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	350,426
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	224,993
State Street Corp., 4.38%, 03/07/21	300,000	331,757
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(c)	225,000	202,500

		15,227,663

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	88,382
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	123,472
Dow Chemical Co. (The) 5.90%, 02/15/15	200,000	225,376
4.25%, 11/15/20	300,000	320,291
4.13%, 11/15/21(d)	150,000	157,865
9.40%, 05/15/39	200,000	311,098
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	265,000	313,366
4.90%, 01/15/41	400,000	462,152
Ecolab, Inc., 4.35%, 12/08/21	100,000	110,231
Lubrizol Corp. 5.50%, 10/01/14	196,000	218,071
6.50%, 10/01/34	103,000	131,897
Praxair, Inc. 3.95%, 06/01/13	123,000	128,426
4.05%, 03/15/21	150,000	170,102
3.00%, 09/01/21	300,000	313,119

		3,073,848

Commercial Banks 1.7%
Bank of America NA 6.00%, 06/15/16	205,000	210,827
5.30%, 03/15/17	500,000	497,516
Bank of Montreal, 1.75%, 04/29/14	400,000	407,884
Bank of Nova Scotia, 2.90%, 03/29/16	900,000	932,459
Bank One Corp., 8.00%, 04/29/27	202,000	253,320
Barclays Bank PLC, 5.14%, 10/14/20	750,000	718,768
BB&T Corp. 2.05%, 04/28/14	300,000	305,666
3.20%, 03/15/16	500,000	531,328
BNP Paribas, 3.60%, 02/23/16(d)	750,000	744,726
Comerica, Inc., 4.80%, 05/01/15	123,000	129,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/17	250,000	257,304
5.25%, 05/24/41	125,000	137,140
Credit Suisse New York, 4.38%, 08/05/20	400,000	407,428
Discover Bank, 7.00%, 04/15/20	300,000	328,643
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	335,826
Fifth Third Bancorp, 3.63%, 01/25/16	1,150,000	1,198,647
HSBC Bank USA NA 4.63%, 04/01/14	410,000	425,842
5.88%, 11/01/34	498,000	502,005
5.63%, 08/15/35	250,000	244,102
HSBC Holdings PLC 6.50%, 05/02/36	500,000	534,336
6.50%, 09/15/37	300,000	319,067
JPMorgan Chase Bank NA 6.00%, 07/05/17	1,030,000	1,137,882
6.00%, 10/01/17	750,000	832,847
KeyBank NA, 5.80%, 07/01/14	103,000	111,611
KeyCorp, 5.10%, 03/24/21	150,000	163,073
Korea Development Bank (The) 5.75%, 09/10/13	82,000	86,399
3.25%, 03/09/16	500,000	495,989
Korea Finance Corp, 4.63%, 11/16/21	200,000	198,759
Lloyds TSB Bank PLC, 6.38%, 01/21/21	400,000	427,892
National City Corp., 4.90%, 01/15/15	246,000	269,388
PNC Funding Corp. 5.25%, 11/15/15	246,000	267,593
5.13%, 02/08/20	400,000	459,718
Royal Bank of Canada, 1.45%, 10/30/14	700,000	709,847
Royal Bank of Scotland PLC (The) 3.25%, 01/11/14	1,000,000	991,288
3.95%, 09/21/15	500,000	496,673
4.38%, 03/16/16	500,000	506,639
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	154,954
3.50%, 01/20/17	350,000	358,646
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	256,907
UBS AG/Stamford CT 5.88%, 07/15/16	679,000	718,750
5.88%, 12/20/17	250,000	280,016
UnionBanCal Corp., 5.25%, 12/16/13	144,000	149,658
US Bancorp 1.38%, 09/13/13	500,000	504,038
4.13%, 05/24/21	100,000	111,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
US Bank NA 4.95%, 10/30/14	$185,000	$203,236
4.80%, 04/15/15	92,000	101,273
Wachovia Bank NA 5.60%, 03/15/16	492,000	536,572
6.60%, 01/15/38	675,000	802,235
Wachovia Corp., 4.88%, 02/15/14	127,000	133,281
Wells Fargo & Co. 3.68%, 06/15/16(b)	550,000	585,966
5.13%, 09/15/16	144,000	156,055
4.60%, 04/01/21	500,000	549,183
5.38%, 02/07/35	318,000	352,760
Wells Fargo Capital X, 5.95%, 12/15/36	350,000	350,875
Westpac Banking Corp. 2.10%, 08/02/13	250,000	253,444
4.20%, 02/27/15	500,000	530,287

		23,667,727

Commercial Services & Supplies 0.2%
Cintas Corp. No 2, 4.30%, 06/01/21	100,000	108,521
Pitney Bowes, Inc. 4.75%, 01/15/16	205,000	215,060
4.75%, 05/15/18	62,000	63,481
Republic Services, Inc., 5.25%, 11/15/21	600,000	688,784
Science Applications International Corp., 5.50%, 07/01/33	123,000	124,387
Waste Management, Inc. 6.38%, 03/11/15	800,000	911,172
7.00%, 07/15/28	113,000	142,392

		2,253,797

Communications Equipment 0.2%
Cisco Systems, Inc. 1.63%, 03/14/14	150,000	153,323
5.50%, 02/22/16	750,000	881,068
4.95%, 02/15/19	835,000	981,843
Motorola Solutions, Inc., 7.50%, 05/15/25	144,000	169,320
Nokia OYJ, 5.38%, 05/15/19	100,000	101,623

		2,287,177

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21	100,000	110,781
7.10%, 04/15/28	144,000	180,800
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	299,596
2.35%, 03/15/15	400,000	404,957
5.50%, 03/01/18	835,000	950,121
4.65%, 12/09/21	500,000	537,863

		2,484,118

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	465,000	508,044

Consumer Finance 0.5%
American Express Co. 4.88%, 07/15/13	337,000	354,652
6.15%, 08/28/17	125,000	146,446
8.13%, 05/20/19	600,000	789,808
6.80%, 09/01/66(a)	210,000	212,100
American Express Credit Corp., 2.75%, 09/15/15	400,000	411,853
Capital One Bank USA NA, 5.13%, 02/15/14	410,000	433,389
Capital One Capital III, 7.69%, 08/15/36	175,000	176,750
Capital One Financial Corp., 5.25%, 02/21/17	211,000	228,552
Caterpillar Financial Services Corp. 6.13%, 02/17/14	700,000	774,040
5.50%, 03/15/16	205,000	238,318
FIA Card Services NA, 7.13%, 11/15/12	140,000	142,885
HSBC Finance Corp., 6.68%, 01/15/21	606,000	629,606
Hyundai Capital America, 4.00%, 06/08/17(e)	250,000	253,466
SLM Corp. Series A, 5.38%, 05/15/14(d)	759,000	780,020
6.25%, 01/25/16	250,000	255,183
6.00%, 01/25/17	250,000	251,506
8.45%, 06/15/18	150,000	162,375
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	252,410
4.50%, 06/17/20	250,000	277,496

		6,770,855

Diversified Financial Services 2.8%
AEP Texas Central Transition Funding LLC,
Series A-4, 5.17%, 01/01/18	1,000,000	1,176,476
Associates Corp of North America, 6.95%, 11/01/18	236,000	262,605
AXA Financial, Inc., 7.00%, 04/01/28	92,000	94,688
Bank of America Corp. 4.75%, 08/01/15	431,000	440,766
5.25%, 12/01/15(d)	513,000	512,117
Series 1, 3.75%, 07/12/16	750,000	738,497
5.63%, 10/14/16	440,000	454,864
Series L, 5.65%, 05/01/18	3,135,000	3,207,277
5.63%, 07/01/20	250,000	253,344
5.00%, 05/13/21	500,000	489,293
5.70%, 01/24/22	250,000	258,960
Boeing Capital Corp., 2.90%, 08/15/18	600,000	633,981
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	113,014
BP Capital Markets PLC 3.88%, 03/10/15	700,000	756,011
4.50%, 10/01/20	100,000	111,978
3.56%, 11/01/21	500,000	528,562
Capital One Capital IV, 6.75%, 02/17/37(a)	135,000	135,844
Caterpillar Financial Services Corp., 1.13%, 12/15/14	500,000	504,183

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Citigroup, Inc. 5.50%, 10/15/14	$1,100,000	$1,183,536
5.30%, 01/07/16	1,321,000	1,406,968
3.95%, 06/15/16	675,000	693,847
5.85%, 08/02/16	287,000	310,238
4.45%, 01/10/17	750,000	781,993
6.13%, 11/21/17	500,000	550,107
5.38%, 08/09/20	500,000	529,431
4.50%, 01/14/22	400,000	398,205
6.63%, 06/15/32	232,000	237,339
5.88%, 02/22/33	82,000	77,146
5.85%, 12/11/34	375,000	383,556
5.88%, 05/29/37	200,000	211,014
Deutsche Bank AG, 4.88%, 05/20/13	1,000,000	1,035,051
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	122,521
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	858,097
General Electric Capital Corp. 1.88%, 09/16/13	250,000	253,145
4.88%, 03/04/15	431,000	473,907
5.00%, 01/08/16	205,000	228,043
5.40%, 02/15/17	415,000	470,094
5.63%, 09/15/17	550,000	625,285
5.63%, 05/01/18	500,000	573,258
5.50%, 01/08/20	400,000	450,723
5.30%, 02/11/21	250,000	271,961
4.65%, 10/17/21	300,000	316,926
Series A, 6.75%, 03/15/32	867,000	1,038,221
6.15%, 08/07/37	750,000	850,028
6.38%, 11/15/67(a)	350,000	348,250
Goldman Sachs Capital I, 6.35%, 02/15/34(d)	200,000	186,235
JPMorgan Chase & Co. 3.70%, 01/20/15	605,000	637,168
4.75%, 03/01/15	176,000	189,839
5.15%, 10/01/15	349,000	374,217
3.15%, 07/05/16	400,000	406,096
4.63%, 05/10/21	500,000	517,936
5.60%, 07/15/41	600,000	635,019
5.40%, 01/06/42	250,000	257,139
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	560,000	564,964
Kreditanstalt fuer Wiederaufbau 1.38%, 07/15/13	900,000	908,370
3.50%, 03/10/14	835,000	882,030
4.13%, 10/15/14	492,000	532,178
4.38%, 07/21/15	1,405,000	1,567,799
5.13%, 03/14/16	400,000	465,399
2.00%, 06/01/16	500,000	519,566
4.38%, 03/15/18	800,000	927,826
2.75%, 09/08/20	800,000	837,870
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	258,987
5.13%, 02/01/17	600,000	701,888
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	226,000	243,363
5.45%, 04/10/17	400,000	463,139
Series C, 8.00%, 03/01/32	111,000	157,167
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	448,880
4.88%, 02/16/16	250,000	278,753
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	262,179

		38,575,357

Diversified Telecommunication Services 1.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	72,031
AT&T, Inc. 5.10%, 09/15/14	597,000	660,563
5.63%, 06/15/16	205,000	237,679
2.40%, 08/15/16	250,000	259,367
5.50%, 02/01/18	505,000	598,704
4.45%, 05/15/21	350,000	391,624
6.15%, 09/15/34	814,000	962,066
6.55%, 02/15/39	310,000	391,107
5.35%, 09/01/40	275,000	307,132
5.55%, 08/15/41	500,000	578,981
BellSouth Corp.
5.20%, 09/15/14	349,000	386,100
6.55%, 06/15/34	123,000	145,522
British Telecommunications PLC, 9.63%, 12/15/30	391,000	581,264
Deutsche Telekom International Finance BV 5.25%, 07/22/13	513,000	539,554
5.75%, 03/23/16	273,000	307,545
8.75%, 06/15/30	256,000	370,064
Embarq Corp. 7.08%, 06/01/16	92,000	102,729
8.00%, 06/01/36	450,000	482,061
France Telecom SA, 8.50%, 03/01/31	283,000	399,027
GTE Corp.
6.84%, 04/15/18	144,000	178,178
6.94%, 04/15/28	103,000	126,822
Qwest Corp., 8.38%, 05/01/16	925,000	1,077,092
Telecom Italia Capital SA 4.95%, 09/30/14	205,000	200,900
5.25%, 10/01/15	730,000	705,363
6.00%, 09/30/34	260,000	214,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU 6.42%, 06/20/16	$1,080,000	$1,156,670
5.46%, 02/16/21	500,000	496,754
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	179,206
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	460,460
8.75%, 11/01/18	600,000	832,235
6.35%, 04/01/19	650,000	808,110
5.85%, 09/15/35	82,000	96,929
6.40%, 02/15/38	250,000	316,093
Verizon Global Funding Corp., 7.75%, 12/01/30	810,000	1,137,959
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	100,000	107,500

		15,867,891

Electric Utilities 1.6%
Alabama Power Co., 5.70%, 02/15/33	276,000	346,390
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	145,058
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	169,673
Arizona Public Service Co., 5.50%, 09/01/35	150,000	169,065
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	719,396
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	233,563
Commonwealth Edison Co., 6.15%, 09/15/17	750,000	903,016
Consolidated Edison Co. of New York, Inc. Series 02-B, 4.88%, 02/01/13	86,000	89,535
Series 05-C, 5.38%, 12/15/15	123,000	141,348
Series 08-A, 5.85%, 04/01/18	2,200,000	2,695,306
Series 03-A, 5.88%, 04/01/33	82,000	99,049
Detroit Edison Co. (The), 3.45%, 10/01/20	500,000	532,598
Duke Energy Carolinas LLC 4.30%, 06/15/20	500,000	571,449
4.25%, 12/15/41	200,000	210,819
Duke Energy Corp., 5.05%, 09/15/19	600,000	683,003
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	108,641
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	53,588
Edison International, 3.75%, 09/15/17	500,000	528,222
Entergy Corp., 5.13%, 09/15/20	300,000	305,653
Exelon Corp. 4.90%, 06/15/15	287,000	313,491
5.63%, 06/15/35	414,000	457,920
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	369,414
Florida Power & Light Co. 4.85%, 02/01/13	103,000	107,209
5.85%, 02/01/33	70,000	88,163
5.95%, 10/01/33	53,000	67,787
5.40%, 09/01/35	90,000	108,187
5.65%, 02/01/37	200,000	251,473
4.13%, 02/01/42	250,000	260,321
Florida Power Corp., 5.90%, 03/01/33	247,000	299,084
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	105,331
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	503,558
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	174,390
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	241,577
MidAmerican Energy Holdings Co., 5.75%, 04/01/18	750,000	883,152
Nevada Power Co., 5.45%, 05/15/41	100,000	120,751
Nisource Finance Corp., 5.95%, 06/15/41	400,000	440,719
Oglethorpe Power Corp., 5.25%, 09/01/50	150,000	170,201
Ohio Power Co. Series K, 6.00%, 06/01/16	349,000	402,498
Series G, 6.60%, 02/15/33	164,000	211,570
Oncor Electric Delivery Co. LLC 6.38%, 01/15/15	308,000	352,147
4.55%, 12/01/41(e)	150,000	153,455
Pacific Gas & Electric Co. 4.80%, 03/01/14	328,000	353,783
5.80%, 03/01/37	150,000	184,052
6.25%, 03/01/39	300,000	389,586
PacifiCorp 5.25%, 06/15/35	123,000	143,924
4.10%, 02/01/42	500,000	503,422
Progress Energy, Inc. 4.40%, 01/15/21	500,000	554,415
7.75%, 03/01/31	164,000	232,820
PSEG Power LLC 5.50%, 12/01/15	287,000	322,161
5.13%, 04/15/20	250,000	281,499
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	191,595
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	122,354

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
San Diego Gas & Electric Co., 3.95%, 11/15/41	$400,000	$413,531
Scottish Power Ltd., 5.81%, 03/15/25	82,000	87,481
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	255,886
Southern California Edison Co. 6.00%, 01/15/34	123,000	160,641
Series 05-B, 5.55%, 01/15/36	164,000	204,101
Southern Co. (The) Series A, 2.38%, 09/15/15	400,000	412,301
1.95%, 09/01/16	750,000	764,506
Tampa Electric Co., 5.40%, 05/15/21	500,000	589,743
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	103,000	119,160
5.95%, 09/15/17	750,000	912,817
Westar Energy, Inc., 6.00%, 07/01/14	185,000	202,446
Wisconsin Electric Power Co. 2.95%, 09/15/21	250,000	257,312
5.63%, 05/15/33	41,000	51,093

		22,498,399

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	72,955

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	575,000	680,070
Avnet Inc, 5.88%, 06/15/20	250,000	263,845

		943,915

Energy Equipment & Services 0.4%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	259,756
Baker Hughes, Inc., 3.20%, 08/15/21(e)	500,000	520,716
Ensco PLC, 4.70%, 03/15/21	300,000	321,489
Halliburton Co., 6.70%, 09/15/38	325,000	429,734
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	315,548
Noble Holding International Ltd., 4.63%, 03/01/21(d)	250,000	268,604
Petrobras International Finance Co., 3.88%, 01/27/16	500,000	511,943
Petrohawk Energy Corp., 7.25%, 08/15/18	200,000	228,000
Petroleos Mexicanos, 5.50%, 01/21/21	325,000	351,812
Pride International, Inc., 8.50%, 06/15/19	100,000	127,674
Total Capital SA, 2.30%, 03/15/16	250,000	259,671
Transocean, Inc. 4.95%, 11/15/15	500,000	530,959
6.38%, 12/15/21	400,000	453,591
7.50%, 04/15/31	123,000	141,393
Weatherford International Ltd., 5.13%, 09/15/20(d)	500,000	539,728

		5,260,618

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	570,544
CVS Caremark Corp., 6.25%, 06/01/27	460,000	565,521
Kroger Co. (The) 7.50%, 04/01/31	178,000	234,279
5.40%, 07/15/40	200,000	219,832
Safeway, Inc. 5.63%, 08/15/14	123,000	133,489
3.40%, 12/01/16	350,000	362,765
5.00%, 08/15/19	155,000	165,993
3.95%, 08/15/20	100,000	100,691
Sysco Corp., 5.38%, 09/21/35	74,000	91,274
Wal-Mart Stores, Inc. 3.20%, 05/15/14	500,000	531,563
3.63%, 07/08/20	400,000	440,273
3.25%, 10/25/20	400,000	428,118
7.55%, 02/15/30	82,000	120,363
5.25%, 09/01/35	492,000	580,289
6.20%, 04/15/38	250,000	330,891
5.00%, 10/25/40	250,000	289,624
5.63%, 04/15/41	150,000	189,026

		5,354,535

Food Products 0.4%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	140,000	174,212
5.38%, 09/15/35	103,000	122,220
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	62,000	66,097
4.10%, 03/15/16	350,000	366,719
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(e)	123,000	130,560
Campbell Soup Co. 4.88%, 10/01/13	164,000	175,092
4.25%, 04/15/21	100,000	112,081
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	179,716
General Mills, Inc. 1.55%, 05/16/14	500,000	503,402
3.15%, 12/15/21	550,000	559,882
H.J. Heinz Finance Co., 6.75%, 03/15/32	62,000	78,323
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	259,932
Kellogg Co. 4.00%, 12/15/20	250,000	268,242
Series B, 7.45%, 04/01/31	103,000	139,147
Kraft Foods, Inc. 4.13%, 02/09/16	250,000	271,605
6.13%, 02/01/18	375,000	447,912
6.50%, 11/01/31	131,000	164,829
7.00%, 08/11/37	310,000	410,290
6.88%, 02/01/38	300,000	394,055
Sara Lee Corp., 6.13%, 11/01/32	200,000	204,839
Unilever Capital Corp., 5.90%, 11/15/32	144,000	193,183

		5,222,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities 0.1%
AGL Capital Corp., 4.45%, 04/15/13	$123,000	$126,940
Atmos Energy Corp., 4.95%, 10/15/14	185,000	202,757
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	228,098
Southern Natural Gas Co., 5.90%, 04/01/17(e)	200,000	228,446

		786,241

Health Care Equipment & Supplies 0.2%
Baxter International, Inc. 4.63%, 03/15/15	53,000	58,552
5.38%, 06/01/18	835,000	998,352
Becton Dickinson and Co, 3.13%, 11/08/21	250,000	260,063
Boston Scientific Corp. 6.40%, 06/15/16	150,000	170,123
6.00%, 01/15/20	200,000	227,677
Covidien International Finance SA, 6.00%, 10/15/17	940,000	1,128,051
St. Jude Medical, Inc., 2.50%, 01/15/16	200,000	207,244
Zimmer Holdings Inc, 3.38%, 11/30/21	150,000	153,341

		3,203,403

Health Care Providers & Services 0.4%
Aetna, Inc. 6.00%, 06/15/16	650,000	757,263
6.63%, 06/15/36	250,000	316,802
Aristotle Holding Inc, 6.13%, 11/15/41(e)	150,000	163,412
Aristotle Holding, Inc., 3.50%, 11/15/16(e)	250,000	257,088
Cigna Corp. 4.50%, 03/15/21	250,000	260,353
5.38%, 02/15/42	150,000	159,356
Laboratory Corp of America Holdings, 3.13%, 05/15/16	150,000	156,508
McKesson Corp., 6.00%, 03/01/41	250,000	327,169
Medco Health Solutions, Inc., 4.13%, 09/15/20	400,000	404,939
Medtronic, Inc., 4.13%, 03/15/21	500,000	557,056
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	421,868
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	237,386
5.80%, 03/15/36	417,000	506,031
WellPoint, Inc. 5.00%, 12/15/14	598,000	655,282
5.25%, 01/15/16	226,000	255,036
3.70%, 08/15/21	250,000	265,051
5.95%, 12/15/34	82,000	97,423

		5,798,023

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	102,731
McDonald’s Corp. 5.35%, 03/01/18	240,000	290,207
4.88%, 07/15/40	250,000	295,996
Wyndham Worldwide Corp, 5.63%, 03/01/21	150,000	158,403
Yum! Brands, Inc., 6.88%, 11/15/37	200,000	260,633

		1,107,970

Household Durables 0.0%†
Black & Decker Corp., 4.75%, 11/01/14	160,000	174,841
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	107,760

		282,601

Household Products 0.2%
Colgate-Palmolive Co, 2.45%, 11/15/21	100,000	101,710
Energizer Holdings, Inc., 4.70%, 05/19/21(e)	75,000	80,520
Kimberly-Clark Corp., 4.88%, 08/15/15	710,000	797,428
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	259,792
4.85%, 12/15/15	123,000	141,431
1.45%, 08/15/16	250,000	254,293
5.80%, 08/15/34	405,000	537,215

		2,172,389

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	235,000	313,299
Danaher Corp. 2.30%, 06/23/16	100,000	104,422
3.90%, 06/23/21	100,000	112,122
General Electric Co. 5.00%, 02/01/13	946,000	986,853
5.25%, 12/06/17	400,000	467,456
Tyco Electronics Group SA, 6.55%, 10/01/17	300,000	355,209
Tyco International Finance SA, 4.13%, 10/15/14	600,000	642,519

		2,981,880

Information Technology Services 0.1%
Fiserv, Inc., 4.75%, 06/15/21	200,000	210,272
International Business Machines Corp. 1.95%, 07/22/16	100,000	103,427
2.90%, 11/01/21	150,000	156,028
5.88%, 11/29/32	532,000	688,903
Western Union Co. (The), 6.20%, 11/17/36	200,000	208,810

		1,367,440

Insurance 0.8%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	429,058
Aflac, Inc., 6.90%, 12/17/39	100,000	114,950
AIG Life Holdings US, Inc., 7.50%, 07/15/25	103,000	101,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Allstate Corp. (The) 6.13%, 12/15/32	$82,000	$94,209
5.55%, 05/09/35	62,000	68,748
5.95%, 04/01/36	82,000	95,264
6.50%, 05/15/57(a)	145,000	137,025
American International Group, Inc. 5.05%, 10/01/15	103,000	105,592
5.60%, 10/18/16	290,000	300,751
5.85%, 01/16/18	500,000	521,347
8.25%, 08/15/18	500,000	575,752
8.18%, 05/15/58(a)	325,000	313,625
AON Corp., 5.00%, 09/30/20	400,000	449,423
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	1,326,000	1,480,276
Chubb Corp. (The) 6.00%, 05/11/37	225,000	281,965
6.38%, 03/29/67(a)	300,000	306,000
CNA Financial Corp., 5.75%, 08/15/21	250,000	263,998
Genworth Financial, Inc. 5.75%, 06/15/14(d)	62,000	64,057
6.50%, 06/15/34	144,000	123,374
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	291,000	279,062
Lincoln National Corp. 4.85%, 06/24/21	50,000	52,285
6.15%, 04/07/36	410,000	430,686
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	327,000	364,746
4.80%, 07/15/21	300,000	335,866
MetLife, Inc. 5.50%, 06/15/14	185,000	202,552
5.70%, 06/15/35	336,000	390,689
6.40%, 12/15/36	350,000	341,052
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	75,000	66,210
Progressive Corp. (The) 3.75%, 08/23/21	150,000	161,169
6.25%, 12/01/32	113,000	135,926
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	205,000	222,471
3.00%, 05/12/16	650,000	665,183
5.38%, 06/21/20	250,000	274,941
Series B, 5.75%, 07/15/33	103,000	106,877
6.63%, 06/21/40	200,000	230,532
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	105,531
Travelers Cos., Inc. (The) 5.75%, 12/15/17	90,000	107,980
5.35%, 11/01/40	250,000	290,318
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	166,545
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	108,448
Willis North America, Inc., 5.63%, 07/15/15	123,000	133,514
XL Group PLC, 5.25%, 09/15/14	541,000	571,424

		11,571,391

Internet & Catalog Retail 0.0%†
eBay, Inc., 3.25%, 10/15/20	100,000	102,199
Expedia, Inc., 5.95%, 08/15/20	150,000	152,462

		254,661

Internet Software & Services 0.0%†
Google, Inc. 1.25%, 05/19/14	200,000	204,022
3.63%, 05/19/21	100,000	111,258

		315,280

Leisure Equipment & Products 0.0%†
Mattel Inc, 5.45%, 11/01/41	150,000	158,395

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	106,059
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	104,991
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	103,014
3.20%, 03/01/16	250,000	268,175
3.60%, 08/15/21	250,000	266,976

		849,215

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	600,000	610,416
3.90%, 05/27/21	500,000	555,472
7.30%, 05/01/31	70,000	101,395
6.05%, 08/15/36	123,000	163,108
Deere & Co., 8.10%, 05/15/30	400,000	603,715
Dover Corp. 4.88%, 10/15/15	156,000	177,000
5.38%, 03/01/41	50,000	61,653
IDEX Corp, 4.20%, 12/15/21	200,000	207,144
Illinois Tool Works, Inc., 4.88%, 09/15/41(e)	200,000	225,829

		2,705,732

Media 1.2%
CBS Corp. 5.75%, 04/15/20	250,000	287,207
7.88%, 07/30/30	55,000	71,103
5.50%, 05/15/33	82,000	87,215
Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/13	164,000	177,782
9.46%, 11/15/22	82,000	118,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Comcast Corp. 5.90%, 03/15/16	$287,000	$333,221
6.50%, 01/15/17	507,000	604,484
5.70%, 07/01/19	300,000	354,464
5.15%, 03/01/20	1,000,000	1,160,661
7.05%, 03/15/33	205,000	262,252
6.50%, 11/15/35	70,000	86,076
6.95%, 08/15/37	205,000	265,843
COX Communications, Inc. 5.45%, 12/15/14	246,000	273,608
5.50%, 10/01/15	667,000	757,904
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	1,000,000	1,044,020
4.60%, 02/15/21	750,000	801,778
Discovery Communications LLC, 5.05%, 06/01/20	350,000	392,803
Grupo Televisa SA, 6.63%, 01/15/40	250,000	284,041
Historic TW, Inc., 6.88%, 06/15/18	122,000	147,939
NBCUniversal Media LLC 5.15%, 04/30/20	250,000	286,345
4.38%, 04/01/21	400,000	434,269
5.95%, 04/01/41	100,000	120,269
News America, Inc. 5.30%, 12/15/14	433,000	481,601
8.00%, 10/17/16	82,000	101,074
4.50%, 02/15/21	150,000	163,056
7.28%, 06/30/28	53,000	62,283
6.55%, 03/15/33	450,000	507,947
6.20%, 12/15/34	170,000	191,099
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	140,568
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	491,786
Time Warner Cable, Inc. 6.75%, 07/01/18	415,000	502,686
8.25%, 04/01/19	900,000	1,159,808
6.75%, 06/15/39	500,000	600,768
Time Warner, Inc. 7.63%, 04/15/31	773,000	1,012,363
7.70%, 05/01/32	248,000	329,169
5.38%, 10/15/41	150,000	166,111
Viacom, Inc. 3.88%, 12/15/21	400,000	420,807
6.88%, 04/30/36	226,000	296,254
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	687,000	775,711
WPP Finance 2010, 4.75%, 11/21/21(e)	350,000	359,533

		16,114,299

Metals & Mining 0.6%
Alcoa, Inc. 5.40%, 04/15/21	500,000	524,948
5.87%, 02/23/22	335,000	357,148
ArcelorMittal 6.13%, 06/01/18	1,140,000	1,189,220
5.50%, 03/01/21(d)	100,000	97,735
Barrick Gold Corp., 2.90%, 05/30/16(d)	100,000	103,916
Barrick Gold Finance Co., 4.88%, 11/15/14	1,060,000	1,157,782
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	225,000	259,898
3.25%, 11/21/21	250,000	262,336
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	150,000	154,699
Kinross Gold Corp., 5.13%, 09/01/21(e)	100,000	100,907
Newmont Mining Corp. 5.13%, 10/01/19	150,000	171,071
5.88%, 04/01/35	164,000	188,977
Placer Dome, Inc., 6.38%, 03/01/33	96,000	115,330
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	227,863
5.75%, 06/01/35	144,000	169,131
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	520,494
4.13%, 05/20/21	750,000	821,557
Southern Copper Corp., 6.75%, 04/16/40	250,000	264,378
Teck Resources Ltd., 4.75%, 01/15/22(d)	500,000	551,948
Vale Overseas Ltd. 4.38%, 01/11/22	500,000	500,113
6.88%, 11/21/36	556,000	653,688

		8,393,139

Multiline Retail 0.1%
Kohl’s Corp, 4.00%, 11/01/21	100,000	103,729
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	200,000	230,923
6.90%, 04/01/29	50,000	60,335
6.70%, 07/15/34	150,000	179,373
Nordstrom, Inc., 4.00%, 10/15/21	500,000	540,702
Target Corp. 6.00%, 01/15/18	300,000	368,679
7.00%, 07/15/31	121,000	162,213
6.35%, 11/01/32	217,000	273,819

		1,919,773

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multi-Utilities 0.1%
Dominion Resources, Inc. 5.20%, 08/15/19	$100,000	$116,908
Series E, 6.30%, 03/15/33	308,000	384,986
Series B, 5.95%, 06/15/35	174,000	211,380
DTE Energy Co., 6.35%, 06/01/16	287,000	335,113
Sempra Energy, 6.00%, 10/15/39	290,000	360,603
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	197,022
6.50%, 07/01/36	123,000	162,300

		1,768,312

Office Electronics 0.0%†
Xerox Corp. 6.35%, 05/15/18	200,000	230,172
4.50%, 05/15/21	250,000	256,593

		486,765

Oil, Gas & Consumable Fuels 1.4%
Anadarko Petroleum Corp. 5.95%, 09/15/16	200,000	229,611
6.38%, 09/15/17	100,000	118,281
6.45%, 09/15/36	269,000	321,279
Apache Corp. 7.63%, 07/01/19	41,000	53,407
3.63%, 02/01/21(d)	500,000	542,790
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	262,674
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	66,316
BP Capital Markets PLC, 3.20%, 03/11/16	300,000	318,984
Canadian Natural Resources Ltd., 6.25%, 03/15/38	410,000	545,681
Cenovus Energy, Inc., 5.70%, 10/15/19	520,000	621,233
Chevron Corp., 3.95%, 03/03/14	415,000	444,016
ConocoPhillips 4.60%, 01/15/15	450,000	501,179
5.90%, 10/15/32	123,000	154,477
6.50%, 02/01/39	550,000	771,135
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	434,584
Devon Energy Corp., 7.95%, 04/15/32	250,000	361,075
El Paso Natural Gas Co, 8.38%, 06/15/32	250,000	310,364
Enbridge Energy Partners LP 5.20%, 03/15/20	250,000	279,345
4.20%, 09/15/21	300,000	318,171
Energy Transfer Partners LP 6.70%, 07/01/18	300,000	341,740
4.65%, 06/01/21	100,000	102,090
6.05%, 06/01/41	100,000	101,789
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	656,000	722,138
Series L, 6.30%, 09/15/17	250,000	295,161
4.05%, 02/15/22	250,000	258,251
6.13%, 10/15/39	215,000	249,607
EOG Resources, Inc. 5.63%, 06/01/19	130,000	156,041
4.10%, 02/01/21	200,000	219,645
EQT Corp, 4.88%, 11/15/21	250,000	254,282
Hess Corp. 7.30%, 08/15/31	196,000	259,758
5.60%, 02/15/41	200,000	230,451
Kinder Morgan Energy Partners LP 6.85%, 02/15/20	675,000	800,745
5.80%, 03/15/35	144,000	148,837
6.38%, 03/01/41	250,000	285,136
Marathon Oil Corp., 6.80%, 03/15/32	82,000	101,662
Marathon Petroleum Corp, 5.13%, 03/01/21	300,000	318,800
Noble Energy, Inc. 4.15%, 12/15/21	400,000	415,961
6.00%, 03/01/41	150,000	172,602
NuStar Logistics LP, 4.80%, 09/01/20	200,000	209,237
Occidental Petroleum Corp., 3.13%, 02/15/22	400,000	419,667
ONEOK Partners LP, 3.25%, 02/01/16	500,000	522,684
Pemex Project Funding Master Trust, 6.63%, 06/15/35	701,000	786,873
Petrobras International Finance Co., 5.75%, 01/20/20	1,080,000	1,157,257
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	230,000	246,209
3.95%, 09/15/15	200,000	213,264
Shell International Finance BV, 6.38%, 12/15/38	600,000	837,026
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	143,839
Statoil ASA, 3.13%, 08/17/17	250,000	269,703
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	132,222
Total Capital SA, 4.45%, 06/24/20	250,000	283,573
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	270,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. 7.50%, 04/15/32	$82,000	$94,903
6.63%, 06/15/37	320,000	349,848
Williams Partners LP 7.25%, 02/01/17	100,000	120,809
5.25%, 03/15/20	250,000	275,581
6.30%, 04/15/40	150,000	179,041

		18,601,055

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	128,280
Domtar Corp., 10.75%, 06/01/17	50,000	63,750
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	277,799
International Paper Co. 5.30%, 04/01/15	144,000	156,539
9.38%, 05/15/19	515,000	680,153

		1,306,521

Pharmaceuticals 0.9%
Abbott Laboratories 2.70%, 05/27/15	250,000	264,266
5.88%, 05/15/16	334,000	395,905
6.00%, 04/01/39	300,000	389,304
AstraZeneca PLC 5.40%, 06/01/14	155,000	171,725
5.90%, 09/15/17	300,000	365,762
6.45%, 09/15/37	140,000	192,972
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	885,191
Eli Lilly & Co. 5.20%, 03/15/17	800,000	938,313
7.13%, 06/01/25	82,000	114,468
GlaxoSmithKline Capital, Inc. 4.85%, 05/15/13	500,000	528,789
5.65%, 05/15/18	940,000	1,152,127
5.38%, 04/15/34	139,000	165,339
Johnson & Johnson 1.20%, 05/15/14	400,000	407,091
2.95%, 09/01/20	100,000	107,421
4.95%, 05/15/33	537,000	638,775
Merck & Co., Inc. 4.75%, 03/01/15	396,000	441,832
6.40%, 03/01/28	51,000	67,279
5.95%, 12/01/28	113,000	144,301
Novartis Capital Corp., 4.13%, 02/10/14	275,000	294,665
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	394,264
Pfizer, Inc. 5.35%, 03/15/15	550,000	626,910
4.65%, 03/01/18	185,000	212,227
7.20%, 03/15/39	375,000	561,726
Pharmacia Corp., 6.60%, 12/01/28	123,000	159,930
Sanofi, 2.63%, 03/29/16	250,000	263,865
Schering-Plough Corp., 5.30%, 12/01/13	800,000	870,251
Teva Pharmaceutical Finance Co BV, Series 2, 3.65%, 11/10/21	69,000	72,987
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	123,940
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	191,459
Wyeth 5.50%, 02/15/16	241,000	280,946
6.50%, 02/01/34	144,000	193,515

		11,617,545

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP 5.00%, 06/01/15	360,000	395,839
5.63%, 11/15/20	350,000	403,970
Camden Property Trust, 5.00%, 06/15/15	103,000	110,579
CommonWealth REIT, 5.75%, 02/15/14	123,000	126,762
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	255,362
ERP Operating LP 5.25%, 09/15/14	278,000	299,667
5.38%, 08/01/16	205,000	228,054
HCP, Inc., 6.00%, 01/30/17	328,000	365,877
Health Care REIT, Inc. 6.00%, 11/15/13	123,000	129,094
5.25%, 01/15/22	300,000	316,795
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	533,689
Kilroy Realty LP, 4.80%, 07/15/18	200,000	202,046
ProLogis LP, 6.63%, 05/15/18	400,000	450,391
Simon Property Group LP 5.10%, 06/15/15	294,000	325,062
6.10%, 05/01/16	287,000	330,963
2.80%, 01/30/17	500,000	518,618
4.38%, 03/01/21	250,000	271,664
UDR, Inc., 4.25%, 06/01/18	100,000	104,503

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	$100,000	$103,050

		5,471,985

Road & Rail 0.3%
Burlington Northern Santa Fe LLC 3.45%, 09/15/21	250,000	259,043
7.95%, 08/15/30	144,000	205,315
5.05%, 03/01/41	350,000	388,338
CSX Corp. 7.38%, 02/01/19	305,000	385,242
3.70%, 10/30/20	200,000	208,279
5.50%, 04/15/41	100,000	114,549
Norfolk Southern Corp. 3.25%, 12/01/21	250,000	258,241
5.59%, 05/17/25	59,000	70,592
7.25%, 02/15/31	72,000	99,879
4.84%, 10/01/41(e)	15,000	16,105
6.00%, 05/23/11	250,000	296,095
Union Pacific Corp. 5.13%, 02/15/14	1,000,000	1,079,467
6.25%, 05/01/34	164,000	208,390

		3,589,535

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	332,045
Broadcom Corp, 2.70%, 11/01/18	100,000	102,730
Intel Corp., 4.80%, 10/01/41	400,000	451,498
Texas Instruments, Inc., 1.38%, 05/15/14	150,000	152,125

		1,038,398

Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	300,000	318,290
3.00%, 10/01/20	350,000	376,142
4.50%, 10/01/40	200,000	229,661
Oracle Corp. 3.75%, 07/08/14	905,000	975,531
5.25%, 01/15/16	48,000	55,576
5.00%, 07/08/19	100,000	118,614
5.38%, 07/15/40	500,000	607,430

		2,681,244

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14(d)	400,000	409,165
Japan Finance Corp.
Series DTC, 2.88%, 02/02/15	300,000	316,079
2.50%, 05/18/16	200,000	210,058
2.25%, 07/13/16	200,000	206,499

		1,141,801

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	527,104
Best Buy Co., Inc., 5.50%, 03/15/21	100,000	96,155
Gap, Inc. (The), 5.95%, 04/12/21	100,000	95,934
Home Depot, Inc. (The) 5.25%, 12/16/13	200,000	217,383
5.40%, 03/01/16	410,000	478,485
5.88%, 12/16/36	230,000	286,617
5.95%, 04/01/41	100,000	128,458
Lowe’s Cos., Inc. 6.50%, 03/15/29	164,000	204,875
5.80%, 10/15/36	230,000	273,906

		2,308,917

Textiles, Apparel & Luxury Goods 0.0%†
VF Corp., 3.50%, 09/01/21	200,000	209,680

Thrifts & Mortgage Finance 0.0%†
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	121,291

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	600,000	826,319
9.25%, 08/06/19	400,000	544,566
10.20%, 02/06/39	120,000	190,196
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	512,344
Philip Morris International, Inc. 5.65%, 05/16/18	300,000	363,758
6.38%, 05/16/38	400,000	530,671

		2,967,854

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	155,000	172,593
5.00%, 03/30/20	500,000	562,853
6.38%, 03/01/35	123,000	151,426
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	405,432
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	369,209
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	800,000	891,131

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC 5.00%, 12/16/13	$461,000	$494,893
4.15%, 06/10/14	530,000	567,834
2.88%, 03/16/16(d)	200,000	210,853
7.88%, 02/15/30	144,000	209,055
6.15%, 02/27/37	75,000	96,294

		4,131,573

Total Corporate Bonds (cost $261,788,689)		285,011,273

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, Series F-2, 6.26%, 04/01/49	500,000	667,465
East Bay Municipal Utility District, 5.87%, 06/01/40	500,000	640,965
Los Angeles Community College District, 6.75%, 08/01/49	200,000	266,554
Los Angeles Department of Water & Power, 6.57%, 07/01/45	210,000	286,644
Los Angeles Unified School District, 6.76%, 07/01/34	250,000	326,792
Metropolitan Water District of Southern California, 6.95%, 07/01/40	500,000	589,355
San Diego County Water Authority, Series B, 6.14%, 05/01/49	375,000	490,523
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	238,818
State of California 5.45%, 04/01/15	300,000	329,994
7.50%, 04/01/34	300,000	391,725
7.55%, 04/01/39	775,000	1,038,926

		5,267,761

Connecticut 0.0%†
State of Conneticut, 5.09%, 10/01/30	200,000	223,538

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	750,000	858,930

Illinois 0.1%
State of Illinois 5.88%, 03/01/19	100,000	109,944
5.10%, 06/01/33	1,185,000	1,119,150

		1,229,094

Massachusetts 0.0%†
Commonwealth of Massachusetts, 5.73%, 06/01/40	150,000	194,089

New Jersey 0.1%
New Jersey Economic Development Authority, Series A, 7.43%, 02/15/29	250,000	313,023
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	715,000	1,052,430
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	306,062

		1,671,515

New York 0.2%
City of New York, 5.85%, 06/01/40	520,000	620,911
Metropolitan Transportation Authority, 7.34%, 11/15/39	540,000	776,374
New York City Municipal Water Finance Authority, 5.79%, 06/15/41	500,000	556,565
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	566,955

		2,520,805

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	200,000	223,592

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, 4.65%, 02/15/26	200,000	228,330

Texas 0.0%†
Texas Transportation Commission, Series B, 5.18%, 04/01/30	100,000	119,282

Total Municipal Bonds (cost $10,432,382)		12,536,936

Sovereign Bonds 2.8%

	Principal Amount	Market Value
BRAZIL 0.4%
Brazilian Government International Bond 10.50%, 07/14/14	2,250,000	2,761,875
4.88%, 01/22/21(d)	250,000	281,250
7.13%, 01/20/37	1,345,000	1,829,872

		4,872,997

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	240,000	252,651
Province of British Columbia Canada, 4.30%, 05/30/13	111,000	116,468
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	722,275

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
CANADA (continued)
Province of Ontario Canada 4.38%, 02/15/13(d)	$297,000	$308,419
4.10%, 06/16/14	1,845,000	1,980,427
4.50%, 02/03/15	463,000	511,644
4.75%, 01/19/16	205,000	232,253
2.30%, 05/10/16	400,000	416,370
Province of Quebec Canada 4.60%, 05/26/15	246,000	275,564
3.50%, 07/29/20	400,000	432,843
7.50%, 09/15/29	402,000	602,471

		5,851,385

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	205,000	217,414

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	1,100,000	1,398,100
7.38%, 09/18/37	250,000	343,750

		1,741,850

ITALY 0.2%
Italian Republic 4.38%, 06/15/13	390,000	389,501
2.13%, 09/16/13	400,000	385,060
4.50%, 01/21/15	652,000	650,189
4.75%, 01/25/16	287,000	271,932
6.88%, 09/27/23	174,000	176,819
5.38%, 06/15/33	384,000	344,805

		2,218,306

MEXICO 0.2%
Mexico Government International Bond 5.63%, 01/15/17	250,000	287,875
5.13%, 01/15/20	500,000	568,000
6.75%, 09/27/34	973,000	1,260,035
5.75%, 10/12/10	200,000	209,500

		2,325,410

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	500,000	568,250
6.70%, 01/26/36	250,000	318,750

		887,000

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,370,000	1,729,625

POLAND 0.0%†
Poland Government International Bond 5.00%, 10/19/15	156,000	166,530
6.38%, 07/15/19	250,000	280,937
5.13%, 04/21/21	125,000	128,594
5.00%, 03/23/22	200,000	202,800

		778,861

SOUTH AFRICA 0.0%†
South Africa Government International Bond 6.50%, 06/02/14	144,000	158,580
4.67%, 01/17/24	250,000	253,125
6.25%, 03/08/41	100,000	112,500

		524,205

SOUTH KOREA 0.1%
Republic of Korea, 4.25%, 06/01/13	942,000	971,887

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	250,000	267,325
Asian Development Bank, 2.63%, 02/09/15(d)	2,765,000	2,931,666
Council Of Europe Development Bank, 1.50%, 01/15/15(d)	200,000	200,867
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	370,253
European Investment Bank 4.25%, 07/15/13	2,500,000	2,618,263
3.00%, 04/08/14	905,000	941,090
4.63%, 05/15/14	630,000	678,567
3.13%, 06/04/14	200,000	209,054
4.63%, 10/20/15	1,675,000	1,871,003
2.50%, 05/16/16	700,000	731,066
5.13%, 09/13/16	250,000	290,695
1.25%, 10/14/16(d)	250,000	248,494
5.13%, 05/30/17	500,000	587,870
4.00%, 02/16/21(d)	350,000	388,517
Inter-American Development Bank 3.00%, 04/22/14	250,000	264,224
5.13%, 09/13/16	65,000	76,999
1.75%, 08/24/18	500,000	512,375
International Bank for Reconstruction & Development 1.13%, 08/25/14(d)	900,000	917,937
7.63%, 01/19/23	677,000	993,530
International Finance Corp. 2.25%, 04/11/16	250,000	264,751
1.13%, 11/23/16	550,000	555,153

		15,919,699

Total Sovereign Bonds (cost $35,752,271)		38,038,639

U.S. Government Mortgage Backed Agencies 31.4%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 969977 5.00%, 05/01/23	3,029,785	3,266,357
Pool# 990972 6.00%, 09/01/23	186,171	200,117
Pool# 995517 5.50%, 01/01/24	1,224,243	1,332,199
Pool# AA2549 4.00%, 04/01/24	2,986,080	3,166,838
Pool# 935348 5.50%, 06/01/24	199,731	218,822
Pool# AC1374 4.00%, 08/01/24	608,912	656,618
Pool# AC1529 4.50%, 09/01/24	310,973	332,664
Pool# AD0244 4.50%, 10/01/24	219,459	234,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# AD4089 4.50%, 05/01/25	$2,275,547	$2,434,271
Pool# 890216 4.50%, 07/01/25	435,502	465,879
Pool# AB1609 4.00%, 10/01/25	1,270,845	1,347,774
Pool# AH1361 3.50%, 12/01/25	696,220	738,931
Pool# AH1518 3.50%, 12/01/25	638,317	672,489
Pool# AH2717 3.50%, 01/01/26	1,230,548	1,296,425
Pool# AE6384 4.00%, 01/01/26	90,093	95,547
Pool# AH5616 3.50%, 02/01/26	2,689,765	2,833,760
Pool# AJ4093 3.50%, 10/01/26	1,967,482	2,072,811
Pool# AB4277 3.00%, 01/01/27	2,987,153	3,119,112
Pool# 930770 4.50%, 03/01/29	863,792	924,730
Pool# 930998 4.50%, 04/01/29	545,435	583,913
Pool# MA0243 5.00%, 11/01/29	137,541	148,628
Pool# MA0268 5.00%, 12/01/29	100,854	108,983
Pool# AB1038 5.00%, 05/01/30	120,463	130,172
Pool# AD5655 5.00%, 05/01/30	230,216	248,772
Pool# MA0443 5.00%, 05/01/30	170,907	184,683
Pool# MA0559 5.00%, 09/01/30	43,338	46,831
Pool# AH1515 4.00%, 12/01/30	1,726,753	1,835,619
Pool# AD0716 6.50%, 12/01/30	4,979,458	5,719,909
Pool# MA0641 4.00%, 02/01/31	1,831,320	1,946,778
Pool# 560868 7.50%, 02/01/31	621	642
Pool# 607212 7.50%, 10/01/31	29,156	34,970
Pool# MA0895 3.50%, 11/01/31	1,971,258	2,069,917
Pool# 607559 6.50%, 11/01/31	763	873
Pool# 607632 6.50%, 11/01/31	189	216
Pool# 661664 7.50%, 09/01/32	14,140	14,663
Pool# 656559 6.50%, 02/01/33	128,856	147,105
Pool# 694846 6.50%, 04/01/33	19,186	21,848
Pool# 555421 5.00%, 05/01/33	12,165,732	13,153,960
Pool# 254767 5.50%, 06/01/33	4,026,195	4,394,136
Pool# 750229 6.50%, 10/01/33	97,275	111,091
Pool# 725228 6.00%, 03/01/34	3,500,824	3,897,550
Pool# 725424 5.50%, 04/01/34	4,822,036	5,262,707
Pool# 788027 6.50%, 09/01/34	98,345	111,617
Pool# 735141 5.50%, 01/01/35	2,582,017	2,817,979
Pool# 735227 5.50%, 02/01/35	2,831,302	3,090,046
Pool# 256023 6.00%, 12/01/35	2,155,306	2,383,613
Pool# 995050 6.00%, 09/01/37	8,487,951	9,349,926
Pool# 955194 7.00%, 11/01/37	1,422,292	1,621,629
Pool# 970320 5.50%, 02/01/38	3,288,654	3,580,458
Pool# 934986 4.00%, 02/01/39	975,229	1,031,990
Pool# AA6013 4.50%, 05/01/39	5,684,182	6,081,631
Pool# 190396 4.50%, 06/01/39	6,049,764	6,472,776
Pool# AA9611 4.00%, 07/01/39	3,536,396	3,742,225
Pool# AA9809 4.50%, 07/01/39	7,743,068	8,284,478
Pool# AC0397 4.50%, 07/01/39	1,454,156	1,555,833
Pool# 994002 4.00%, 08/01/39	3,356,307	3,557,423
Pool# AC1454 4.00%, 08/01/39	4,085,699	4,323,499
Pool# AC1921 4.00%, 09/01/39	2,564,048	2,713,284
Pool# AC2651 4.00%, 10/01/39	967,457	1,023,766
Pool# AC7249 4.00%, 11/01/39	2,706,707	2,864,245
Pool# AC9890 3.28%, 04/01/40(a)	6,528,399	6,829,082
Pool# AC9895 3.29%, 04/01/40(a)	4,281,414	4,479,891
Pool# AD2888 4.50%, 04/01/40	2,526,765	2,703,441
Pool# AD7992 4.50%, 07/01/40	2,507,257	2,682,570
Pool# AB1388 4.50%, 08/01/40	3,072,395	3,287,222
Pool# AD9153 4.50%, 08/01/40	2,440,480	2,611,123
Pool# AD8536 5.00%, 08/01/40	9,204,422	9,946,349
Pool# AB1735 3.50%, 11/01/40	49,263	51,251
Pool# MA0583 4.00%, 12/01/40	1,704,030	1,803,209
Pool# 932888 3.50%, 01/01/41	315,323	329,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 932891 3.50%, 01/01/41	$50,696	$52,869
Pool# AB2066 3.50%, 01/01/41	600,311	626,041
Pool# AB2067 3.50%, 01/01/41	1,191,801	1,241,021
Pool# AB2068 3.50%, 01/01/41	693,060	721,032
Pool# AE6392 4.00%, 02/01/41	1,844,770	1,952,718
Pool# AE0981 3.50%, 03/01/41	936,927	974,449
Pool# AL0390 5.00%, 05/01/41	2,002,900	2,176,607
Pool# AJ1249 3.31%, 09/01/41(a)	1,114,390	1,166,798
Pool# AL0761 5.00%, 09/01/41	2,891,541	3,142,061
Pool# AJ3794 4.00%, 11/01/41	991,243	1,049,246
Pool# AJ5916 4.00%, 11/01/41	2,962,592	3,135,949
Fannie Mae Pool TBA 3.00%, 02/25/27	1,000,000	1,042,344
3.50%, 02/25/27	1,000,000	1,052,187
4.00%, 02/25/27	5,000,000	5,299,219
4.50%, 02/25/27	1,000,000	1,069,063
5.00%, 02/25/27	3,000,000	3,230,625
5.50%, 02/25/27	1,000,000	1,086,875
3.50%, 02/25/42	2,000,000	2,077,812
4.50%, 02/25/42	7,000,000	7,480,157
6.00%, 02/25/42	2,000,000	2,198,203
Freddie Mac Gold Pool
Pool# M80981 4.50%, 07/01/12	22,328	22,781
Pool# E00507 7.50%, 09/01/12	104	106
Pool# G10749 6.00%, 10/01/12	2,544	2,562
Pool# M81009 4.50%, 02/01/13	16,920	17,291
Pool# E69050 6.00%, 02/01/13	4,028	4,315
Pool# E72896 7.00%, 10/01/13	2,458	2,564
Pool# G11612 6.00%, 04/01/14	5	5
Pool# E00677 6.00%, 06/01/14	13,187	13,929
Pool# E00802 7.50%, 02/01/15	8,759	9,330
Pool# G11001 6.50%, 03/01/15	4,835	5,097
Pool# G11003 7.50%, 04/01/15	466	495
Pool# G11164 7.00%, 05/01/15	1,534	1,631
Pool# E81396 7.00%, 10/01/15	289	311
Pool# E81394 7.50%, 10/01/15	3,244	3,456
Pool# E84097 6.50%, 12/01/15	1,597	1,719
Pool# E00938 7.00%, 01/01/16	4,469	4,816
Pool# E82132 7.00%, 01/01/16	920	990
Pool# E82815 6.00%, 03/01/16	1,782	1,909
Pool# E83231 6.00%, 04/01/16	943	1,012
Pool# E83233 6.00%, 04/01/16	2,195	2,355
Pool# G11972 6.00%, 04/01/16	48,793	52,272
Pool# E00975 6.00%, 05/01/16	12,652	13,383
Pool# E83355 6.00%, 05/01/16	2,961	3,178
Pool# E83636 6.00%, 05/01/16	5,478	5,879
Pool# E83933 6.50%, 05/01/16	218	240
Pool# E00985 6.00%, 06/01/16	7,004	7,412
Pool# E00987 6.50%, 06/01/16	6,602	7,217
Pool# E84236 6.50%, 06/01/16	1,976	2,171
Pool# E00996 6.50%, 07/01/16	834	904
Pool# E84912 6.50%, 08/01/16	5,387	5,919
Pool# E85117 6.50%, 08/01/16	2,147	2,359
Pool# E85387 6.00%, 09/01/16	4,798	5,149
Pool# E85800 6.50%, 10/01/16	1,994	2,191
Pool# E86183 6.00%, 11/01/16	1,030	1,105
Pool# E01083 7.00%, 11/01/16	1,916	2,081
Pool# G11207 7.00%, 11/01/16	4,408	4,746
Pool# E86746 5.50%, 12/01/16	13,223	14,334
Pool# E86533 6.00%, 12/01/16	2,952	3,168
Pool# E01095 6.00%, 01/01/17	3,219	3,416
Pool# E87584 6.00%, 01/01/17	2,247	2,412
Pool# E86995 6.50%, 01/01/17	8,290	9,109
Pool# E87291 6.50%, 01/01/17	10,776	11,840
Pool# E87446 6.50%, 01/01/17	1,822	2,002
Pool# E88076 6.00%, 02/01/17	3,985	4,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# E01127 6.50%, 02/01/17	$4,990	$5,447
Pool# E88055 6.50%, 02/01/17	20,194	22,108
Pool# E88106 6.50%, 02/01/17	13,630	14,976
Pool# E01137 6.00%, 03/01/17	4,887	5,188
Pool# E88134 6.00%, 03/01/17	1,519	1,633
Pool# E88474 6.00%, 03/01/17	4,043	4,347
Pool# E88768 6.00%, 03/01/17	8,097	8,690
Pool# E01138 6.50%, 03/01/17	3,158	3,447
Pool# E01139 6.00%, 04/01/17	22,558	23,963
Pool# E88729 6.00%, 04/01/17	3,694	3,972
Pool# E89149 6.00%, 04/01/17	4,707	5,060
Pool# E89151 6.00%, 04/01/17	4,034	4,337
Pool# E89217 6.00%, 04/01/17	4,080	4,386
Pool# E89222 6.00%, 04/01/17	19,202	20,643
Pool# E89347 6.00%, 04/01/17	1,506	1,619
Pool# E89496 6.00%, 04/01/17	3,276	3,532
Pool# E89203 6.50%, 04/01/17	2,852	3,133
Pool# E01140 6.00%, 05/01/17	19,955	21,198
Pool# E89530 6.00%, 05/01/17	12,340	13,266
Pool# E89746 6.00%, 05/01/17	33,718	36,248
Pool# E89788 6.00%, 05/01/17	3,545	3,811
Pool# E89909 6.00%, 05/01/17	3,865	4,161
Pool# G11409 6.00%, 05/01/17	29,222	31,360
Pool# E01156 6.50%, 05/01/17	8,171	8,921
Pool# E89924 6.50%, 05/01/17	12,618	13,865
Pool# B15071 6.00%, 06/01/17	61,165	65,010
Pool# E01157 6.00%, 06/01/17	14,517	15,438
Pool# E90194 6.00%, 06/01/17	3,155	3,392
Pool# E90227 6.00%, 06/01/17	3,052	3,281
Pool# E90313 6.00%, 06/01/17	1,602	1,722
Pool# E90591 5.50%, 07/01/17	15,672	17,009
Pool# E90594 6.00%, 07/01/17	12,513	13,452
Pool# E90645 6.00%, 07/01/17	14,556	15,720
Pool# E90667 6.00%, 07/01/17	3,826	4,113
Pool# E01186 5.50%, 08/01/17	42,578	45,841
Pool# E01205 6.50%, 08/01/17	6,500	7,096
Pool# G11295 5.50%, 09/01/17	27,092	29,402
Pool# G11458 6.00%, 09/01/17	6,753	7,234
Pool# G11434 6.50%, 01/01/18	8,493	9,332
Pool# E01311 5.50%, 02/01/18	500,972	540,516
Pool# G11399 5.50%, 04/01/18	36,715	39,800
Pool# B10210 5.50%, 10/01/18	99,369	108,028
Pool# B10653 5.50%, 11/01/18	63,535	69,072
Pool# B11548 5.50%, 12/01/18	39,137	42,547
Pool# G11531 5.50%, 02/01/19	21,462	23,333
Pool# B12908 5.50%, 03/01/19	19,358	20,900
Pool# E01604 5.50%, 03/01/19	45,240	48,868
Pool# B13430 5.50%, 04/01/19	49,412	53,718
Pool# B13600 5.50%, 04/01/19	36,147	39,297
Pool# B15396 5.50%, 06/01/19	44,698	48,622
Pool# G18007 6.00%, 07/01/19	22,666	24,367
Pool# G18006 5.50%, 08/01/19	36,295	39,458
Pool# B16087 6.00%, 08/01/19	51,182	55,327
Pool# G18022 5.50%, 11/01/19	86,069	93,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# B14288 5.50%, 12/01/19	$37,651	$40,932
Pool# B18437 5.50%, 05/01/20	32,977	35,830
Pool# G18062 6.00%, 06/01/20	38,562	41,504
Pool# J02325 5.50%, 07/01/20	58,514	63,576
Pool# J00935 5.00%, 12/01/20	55,430	59,810
Pool# J00854 5.00%, 01/01/21	181,842	196,211
Pool# J00871 5.00%, 01/01/21	81,385	87,816
Pool# G18096 5.50%, 01/01/21	23,892	25,959
Pool# J00855 5.50%, 01/01/21	57,323	62,282
Pool# J01189 5.00%, 02/01/21	35,066	37,782
Pool# J01279 5.50%, 02/01/21	34,018	36,876
Pool# J01570 5.50%, 04/01/21	30,514	33,077
Pool# J01633 5.50%, 04/01/21	111,879	121,279
Pool# J01757 5.00%, 05/01/21	79,856	86,041
Pool# J01771 5.00%, 05/01/21	19,357	20,792
Pool# J01879 5.00%, 05/01/21	20,271	21,917
Pool# J06015 5.00%, 05/01/21	66,874	72,158
Pool# J05950 5.50%, 05/01/21	228,660	247,872
Pool# G18122 5.00%, 06/01/21	50,975	54,923
Pool# G18123 5.50%, 06/01/21	72,782	78,898
Pool# J01980 6.00%, 06/01/21	43,669	46,836
Pool# J03074 5.00%, 07/01/21	45,450	48,970
Pool# J03028 5.50%, 07/01/21	26,725	29,071
Pool# G12245 6.00%, 07/01/21	34,633	37,275
Pool# G12310 5.50%, 08/01/21	19,832	21,499
Pool# G12348 6.00%, 08/01/21	53,008	57,052
Pool# G12412 5.50%, 11/01/21	29,464	31,939
Pool# J09912 4.00%, 06/01/24	5,486,601	5,809,294
Pool# C00351 8.00%, 07/01/24	896	1,063
Pool# D60780 8.00%, 06/01/25	2,482	2,962
Pool# G30267 5.00%, 08/01/25	1,035,208	1,127,548
Pool# J13883 3.50%, 12/01/25	1,788,024	1,900,507
Pool# E02896 3.50%, 05/01/26	1,805,924	1,907,682
Pool# J17774 3.00%, 01/01/27	2,000,000	2,087,446
Pool# D82854 7.00%, 10/01/27	2,417	2,821
Pool# C00566 7.50%, 12/01/27	3,496	4,157
Pool# C00678 7.00%, 11/01/28	4,459	5,220
Pool# C18271 7.00%, 11/01/28	2,911	3,408
Pool# C91244 4.50%, 04/01/29	666,527	709,818
Pool# C00836 7.00%, 07/01/29	2,043	2,397
Pool# A16201 7.00%, 08/01/29	11,743	12,073
Pool# C31282 7.00%, 09/01/29	297	349
Pool# C31285 7.00%, 09/01/29	4,884	5,730
Pool# A18212 7.00%, 11/01/29	38,555	44,323
Pool# C32914 8.00%, 11/01/29	2,692	3,054
Pool# C37436 8.00%, 01/01/30	3,584	4,345
Pool# C36306 7.00%, 02/01/30	620	721
Pool# C36429 7.00%, 02/01/30	1,257	1,463
Pool# C00921 7.50%, 02/01/30	3,268	3,919
Pool# G01108 7.00%, 04/01/30	1,560	1,830
Pool# C37703 7.50%, 04/01/30	1,888	2,259
Pool# C41561 8.00%, 08/01/30	1,803	1,959
Pool# C01051 8.00%, 09/01/30	6,080	7,385
Pool# C43550 7.00%, 10/01/30	3,842	4,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# C44017 7.50%, 10/01/30	$669	$715
Pool# C43967 8.00%, 10/01/30	32,523	36,910
Pool# C44957 8.00%, 11/01/30	3,822	4,644
Pool# C01106 7.00%, 12/01/30	26,786	31,169
Pool# C01103 7.50%, 12/01/30	2,453	2,945
Pool# C01116 7.50%, 01/01/31	2,433	2,924
Pool# C46932 7.50%, 01/01/31	2,812	3,368
Pool# C47287 7.50%, 02/01/31	4,316	5,180
Pool# C48851 7.00%, 03/01/31	4,208	4,874
Pool# G01217 7.00%, 03/01/31	23,860	27,764
Pool# C48206 7.50%, 03/01/31	3,740	3,933
Pool# C91366 4.50%, 04/01/31	585,172	623,179
Pool# C91377 4.50%, 06/01/31	335,437	357,224
Pool# C53324 7.00%, 06/01/31	5,117	5,926
Pool# C01209 8.00%, 06/01/31	1,461	1,774
Pool# C54792 7.00%, 07/01/31	19,174	22,207
Pool# C55071 7.50%, 07/01/31	575	601
Pool# G01309 7.00%, 08/01/31	4,527	5,244
Pool# C01222 7.00%, 09/01/31	3,933	4,555
Pool# G01311 7.00%, 09/01/31	34,292	39,903
Pool# G01315 7.00%, 09/01/31	1,282	1,491
Pool# C58647 7.00%, 10/01/31	2,211	2,561
Pool# C58694 7.00%, 10/01/31	10,693	12,385
Pool# C60012 7.00%, 11/01/31	1,622	1,879
Pool# C61298 8.00%, 11/01/31	2,433	2,546
Pool# C61105 7.00%, 12/01/31	5,205	6,028
Pool# C01305 7.50%, 12/01/31	3,144	3,782
Pool# C62218 7.00%, 01/01/32	2,584	2,992
Pool# C63171 7.00%, 01/01/32	14,610	16,922
Pool# C64121 7.50%, 02/01/32	5,234	6,280
Pool# C01345 7.00%, 04/01/32	19,444	22,371
Pool# C66744 7.00%, 04/01/32	914	1,051
Pool# G01391 7.00%, 04/01/32	56,864	66,168
Pool# C65717 7.50%, 04/01/32	3,767	3,916
Pool# C01370 8.00%, 04/01/32	4,013	4,883
Pool# C66916 7.00%, 05/01/32	21,325	24,536
Pool# C67235 7.00%, 05/01/32	28,483	32,771
Pool# C01381 8.00%, 05/01/32	19,116	23,270
Pool# C68290 7.00%, 06/01/32	6,555	7,542
Pool# C68300 7.00%, 06/01/32	29,544	33,992
Pool# C68307 8.00%, 06/01/32	1,160	1,180
Pool# G01449 7.00%, 07/01/32	38,990	45,370
Pool# C68988 7.50%, 07/01/32	2,941	2,977
Pool# C69908 7.00%, 08/01/32	23,218	26,714
Pool# C70211 7.00%, 08/01/32	11,231	12,922
Pool# C71089 7.50%, 09/01/32	4,277	4,451
Pool# G01536 7.00%, 03/01/33	33,476	38,517
Pool# A16419 6.50%, 11/01/33	19,688	22,330
Pool# A16522 6.50%, 12/01/33	136,240	154,523
Pool# A17177 6.50%, 12/01/33	10,603	12,071
Pool# A17262 6.50%, 12/01/33	16,055	18,248
Pool# C01806 7.00%, 01/01/34	25,940	29,846
Pool# A21356 6.50%, 04/01/34	80,466	90,963
Pool# C01851 6.50%, 04/01/34	73,956	83,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A22067 6.50%, 05/01/34	$124,442	$140,675
Pool# A24301 6.50%, 05/01/34	86,477	97,757
Pool# A24988 6.50%, 07/01/34	39,421	44,563
Pool# G01741 6.50%, 10/01/34	49,843	56,657
Pool# G08023 6.50%, 11/01/34	96,227	108,780
Pool# A33137 6.50%, 01/01/35	24,473	27,666
Pool# A31989 6.50%, 04/01/35	32,145	36,298
Pool# G08064 6.50%, 04/01/35	56,672	63,994
Pool# G01947 7.00%, 05/01/35	45,248	52,061
Pool# G01837 5.00%, 07/01/35	5,291,580	5,710,669
Pool# A37135 5.50%, 09/01/35	1,304,977	1,419,137
Pool# A46935 6.50%, 09/01/35	33,638	37,984
Pool# A38255 5.50%, 10/01/35	1,009,496	1,097,807
Pool# A38531 5.50%, 10/01/35	1,487,930	1,618,095
Pool# G08088 6.50%, 10/01/35	354,236	400,003
Pool# A39759 5.50%, 11/01/35	76,463	83,152
Pool# A47682 6.50%, 11/01/35	130,787	147,685
Pool# A40376 5.50%, 12/01/35	67,677	73,597
Pool# A42305 5.50%, 01/01/36	262,770	285,429
Pool# A41548 7.00%, 01/01/36	59,786	68,403
Pool# G08111 5.50%, 02/01/36	1,545,893	1,679,196
Pool# A48303 7.00%, 02/01/36	17,891	20,433
Pool# A43452 5.50%, 03/01/36	35,292	38,335
Pool# A43861 5.50%, 03/01/36	894,724	971,876
Pool# A43884 5.50%, 03/01/36	1,048,311	1,164,260
Pool# A43885 5.50%, 03/01/36	802,874	891,677
Pool# A43886 5.50%, 03/01/36	1,464,509	1,626,492
Pool# A48378 5.50%, 03/01/36	717,037	796,346
Pool# G08116 5.50%, 03/01/36	292,727	317,969
Pool# A43534 6.50%, 03/01/36	91,800	103,201
Pool# A48735 5.50%, 05/01/36	103,452	112,373
Pool# G08136 6.50%, 06/01/36	66,047	74,250
Pool# A49960 7.00%, 06/01/36	8,664	9,895
Pool# G02390 6.00%, 09/01/36	836,876	921,463
Pool# A53039 6.50%, 10/01/36	137,107	154,007
Pool# A53219 6.50%, 10/01/36	96,804	108,827
Pool# A57803 6.50%, 02/01/37	158,792	178,514
Pool# A64982 6.50%, 08/01/37	226,081	253,312
Pool# A66192 6.50%, 09/01/37	311,010	348,471
Pool# A72132 6.50%, 01/01/38	256,316	287,349
Pool# A74187 6.50%, 02/01/38	136,649	152,354
Pool# G04251 6.50%, 04/01/38	49,188	55,052
Pool# G04473 5.50%, 06/01/38	6,301,894	6,841,371
Pool# A79540 6.50%, 07/01/38	56,846	63,622
Pool# G04569 6.50%, 08/01/38	50,714	56,823
Pool# A81341 6.00%, 09/01/38	6,384,217	7,015,531
Pool# A81998 6.50%, 09/01/38	60,412	67,614
Pool# A82297 6.50%, 10/01/38	152,171	170,310
Pool# A83464 6.50%, 11/01/38	85,810	96,038
Pool# G05232 6.50%, 12/01/38	262,266	293,527
Pool# A84168 6.50%, 01/01/39	32,980	36,912
Pool# A84252 6.50%, 01/01/39	109,594	122,109
Pool# A84287 6.50%, 01/01/39	75,027	84,064
Pool# A84584 6.50%, 02/01/39	70,935	79,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A85442 5.00%, 03/01/39	$3,928,118	$4,229,402
Pool# G05449 4.50%, 05/01/39	3,447,652	3,671,581
Pool# G05459 5.50%, 05/01/39	5,352,355	5,815,564
Pool# G05535 4.50%, 07/01/39	6,072,750	6,467,182
Pool# A88133 4.50%, 08/01/39	4,013,371	4,274,044
Pool# A87958 6.00%, 08/01/39	2,658,432	2,918,823
Pool# A91165 5.00%, 02/01/40	9,142,090	9,844,710
Pool# A91538 4.50%, 03/01/40	2,614,934	2,784,777
Pool# G05894 4.50%, 04/01/40	4,195,914	4,468,443
Pool# A93996 4.50%, 09/01/40	2,437,435	2,595,750
Pool# A95407 4.00%, 12/01/40	3,738,195	3,948,176
Pool# A96049 4.00%, 01/01/41	3,719,605	3,928,542
Pool# A96050 4.00%, 01/01/41	3,732,824	3,942,504
Pool# A97040 4.00%, 02/01/41	931,740	984,077
Pool# G06818 4.00%, 11/01/41	289,846	306,263
Pool# G06842 4.00%, 12/01/41	180,907	191,154
Pool# Q05783 4.00%, 01/01/42	530,848	560,916
Freddie Mac Gold Pool TBA 3.00%, 02/15/27	1,000,000	1,041,406
4.00%, 02/15/27	2,000,000	2,116,250
4.50%, 02/15/27	5,800,000	6,169,750
3.50%, 02/15/42	2,000,000	2,074,062
4.00%, 02/15/42	1,000,000	1,054,375
5.00%, 02/15/42	1,000,000	1,075,938
Freddie Mac Non Gold Pool
Pool# 1B8478, 3.34%, 07/01/41(a)	797,875	836,437
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	922	1,085
Pool# 376510 7.00%, 05/15/24	2,991	3,453
Pool# 457801 7.00%, 08/15/28	4,548	5,350
Pool# 486936 6.50%, 02/15/29	3,266	3,818
Pool# 502969 6.00%, 03/15/29	11,984	13,606
Pool# 487053 7.00%, 03/15/29	5,335	6,333
Pool# 781014 6.00%, 04/15/29	9,454	10,721
Pool# 509099 7.00%, 06/15/29	3,130	3,713
Pool# 470643 7.00%, 07/15/29	12,377	14,694
Pool# 434505 7.50%, 08/15/29	224	267
Pool# 416538 7.00%, 10/15/29	687	816
Pool# 524269 8.00%, 11/15/29	6,679	6,869
Pool# 781124 7.00%, 12/15/29	20,889	25,331
Pool# 525561 8.00%, 01/15/30	1,676	1,747
Pool# 507396 7.50%, 09/15/30	67,342	76,016
Pool# 531352 7.50%, 09/15/30	6,539	7,859
Pool# 536334 7.50%, 10/15/30	514	572
Pool# 540659 7.00%, 01/15/31	769	916
Pool# 486019 7.50%, 01/15/31	1,688	1,912
Pool# 535388 7.50%, 01/15/31	1,893	2,273
Pool# 537406 7.50%, 02/15/31	835	911
Pool# 528589 6.50%, 03/15/31	59,814	69,921
Pool# 508473 7.50%, 04/15/31	9,810	11,713
Pool# 544470 8.00%, 04/15/31	2,870	2,949
Pool# 781287 7.00%, 05/15/31	10,946	12,965
Pool# 549742 7.00%, 07/15/31	4,542	5,416
Pool# 781319 7.00%, 07/15/31	3,389	4,029
Pool# 485879 7.00%, 08/15/31	12,820	15,287
Pool# 572554 6.50%, 09/15/31	107,782	125,996
Pool# 555125 7.00%, 09/15/31	694	828
Pool# 781328 7.00%, 09/15/31	10,362	12,255
Pool# 550991 6.50%, 10/15/31	3,003	3,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 571267 7.00%, 10/15/31	$1,296	$1,546
Pool# 574837 7.50%, 11/15/31	2,171	2,267
Pool# 555171 6.50%, 12/15/31	1,186	1,386
Pool# 781380 7.50%, 12/15/31	3,115	3,656
Pool# 781481 7.50%, 01/15/32	15,797	18,513
Pool# 580972 6.50%, 02/15/32	2,866	3,351
Pool# 781401 7.50%, 02/15/32	8,778	10,573
Pool# 781916 6.50%, 03/15/32	194,173	225,105
Pool# 552474 7.00%, 03/15/32	8,019	9,579
Pool# 781478 7.50%, 03/15/32	5,645	6,623
Pool# 781429 8.00%, 03/15/32	9,016	10,705
Pool# 781431 7.00%, 04/15/32	37,418	44,499
Pool# 568715 7.00%, 05/15/32	36,979	44,175
Pool# 552616 7.00%, 06/15/32	47,824	57,018
Pool# 570022 7.00%, 07/15/32	47,443	56,676
Pool# 583645 8.00%, 07/15/32	5,095	5,651
Pool# 595077 6.00%, 10/15/32	21,443	24,317
Pool# 596657 7.00%, 10/15/32	4,363	5,213
Pool# 552903 6.50%, 11/15/32	184,648	215,852
Pool# 552952 6.00%, 12/15/32	22,854	25,917
Pool# 588192 6.00%, 02/15/33	10,697	12,130
Pool# 602102 6.00%, 02/15/33	21,480	24,358
Pool# 553144 5.50%, 04/15/33	107,473	120,319
Pool# 604243 6.00%, 04/15/33	53,476	60,642
Pool# 611526 6.00%, 05/15/33	21,634	24,533
Pool# 553320 6.00%, 06/15/33	61,506	69,748
Pool# 572733 6.00%, 07/15/33	7,853	8,905
Pool# 573916 6.00%, 11/15/33	57,479	65,182
Pool# 604788 6.50%, 11/15/33	150,171	175,548
Pool# 604875 6.00%, 12/15/33	109,027	123,636
Pool# 781688 6.00%, 12/15/33	110,018	124,760
Pool# 781690 6.00%, 12/15/33	46,959	53,251
Pool# 781699 7.00%, 12/15/33	17,563	20,883
Pool# 621856 6.00%, 01/15/34	39,632	44,893
Pool# 564799 6.00%, 03/15/34	268,476	304,535
Pool# 630038 6.50%, 08/15/34	91,577	105,679
Pool# 781804 6.00%, 09/15/34	143,753	162,910
Pool# 781847 6.00%, 12/15/34	129,783	147,133
Pool# 486921 5.50%, 02/15/35	54,418	60,905
Pool# 781902 6.00%, 02/15/35	115,145	130,160
Pool# 649454 5.50%, 09/15/35	634,292	709,905
Pool# 649510 5.50%, 10/15/35	941,932	1,054,219
Pool# 649513 5.50%, 10/15/35	1,285,540	1,438,788
Pool# 652207 5.50%, 03/15/36	976,805	1,092,486
Pool# 652539 5.00%, 05/15/36	77,719	86,199
Pool# 655519 5.00%, 05/15/36	121,346	134,585
Pool# 606308 5.50%, 05/15/36	137,685	153,991
Pool# 606314 5.50%, 05/15/36	73,112	81,770
Pool# 655457 6.00%, 05/15/36	49,048	55,452
Pool# 656666 6.00%, 06/15/36	244,923	276,900
Pool# 657912 6.50%, 08/15/36	32,929	37,887
Pool# 697957 4.50%, 03/15/39	11,024,706	12,077,637
Pool# 704630 5.50%, 07/15/39	200,479	224,065
Pool# 722292 5.00%, 09/15/39	3,622,249	4,017,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 733312 4.00%, 09/15/40	$235,456	$255,123
Pool# 742235 4.00%, 12/15/40	264,179	285,338
Pool# 755655 4.00%, 12/15/40	153,787	166,632
Pool# 755656 4.00%, 12/15/40	181,472	196,857
Pool# 756631 4.00%, 12/15/40	56,835	61,653
Pool# 757038 4.00%, 12/15/40	482,052	522,920
Pool# 757039 4.00%, 12/15/40	740,061	801,877
Pool# 757043 4.00%, 12/15/40	126,182	136,880
Pool# 757044 4.00%, 12/15/40	201,857	218,717
Pool# 690662 4.00%, 01/15/41	151,348	163,990
Pool# 719486 4.00%, 01/15/41	108,801	117,889
Pool# 742244 4.00%, 01/15/41	598,379	648,361
Pool# 753826 4.00%, 01/15/41	177,271	191,982
Pool# 755958 4.00%, 01/15/41	636,221	689,363
Pool# 755959 4.00%, 01/15/41	479,274	519,906
Pool# 759075 4.00%, 01/15/41	464,268	503,628
Pool# 757555 4.00%, 02/15/41	77,624	84,205
Pool# 757557 4.00%, 02/15/41	119,966	129,986
Pool# 759207 4.00%, 02/15/41	876,839	951,177
Pool# 727565 4.00%, 10/15/41	154,449	166,819
Pool# 773527 4.00%, 10/15/41	186,030	200,929
Pool# 762412 4.00%, 11/15/41	95,730	103,397
Pool# 779718 4.00%, 11/15/41	84,626	91,404
Pool# 552649 4.00%, 12/15/41	216,271	233,592
Ginnie Mae I Pool TBA
3.50%, 02/15/42	1,000,000	1,052,500
4.50%, 02/15/42	3,000,000	3,276,563
5.00%, 02/15/42	4,000,000	4,431,875
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	3,065,744	3,433,605
Pool# G2 4245 6.00%, 09/20/38	3,090,925	3,479,072
Pool# G24559 5.00%, 10/20/39	1,832,047	2,023,494
Pool# G24715 5.00%, 06/20/40	1,642,595	1,813,732
Pool# G24747 5.00%, 07/20/40	3,747,046	4,137,437
Pool# G24771 4.50%, 08/20/40	2,664,340	2,913,577
Pool# G24802 5.00%, 09/20/40	4,865,326	5,372,227
Pool# G24834 4.50%, 10/20/40	6,065,539	6,632,941
Pool# 737727 4.00%, 12/20/40	2,265,018	2,451,187
Pool# 737730 4.00%, 12/20/40	594,517	643,382
Pool# G2 4923 4.50%, 01/20/41	851,811	930,828
Pool# G2 4978 4.50%, 03/20/41	150,531	164,495
Pool# G25017 4.50%, 04/20/41	1,838,481	2,009,025
Pool# G25056 5.00%, 05/20/41	906,307	1,000,732
Pool# G25082 4.50%, 06/20/41	2,820,715	3,082,376
Pool# G25175 4.50%, 09/20/41	1,953,746	2,134,983
Pool# G2 5232 3.50%, 11/20/41	996,200	1,048,887
Pool# G2 5259 4.00%, 12/20/41	4,990,661	5,383,702

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae II Pool TBA 3.50%, 02/15/42	$1,000,000	$1,050,625
4.00%, 02/15/42	1,000,000	1,076,719

Total U.S. Government Mortgage Backed Agencies (cost $411,301,410)		428,516,941

U.S. Government Sponsored & Agency Obligations 5.3%

	Principal Amount	Market Value
Fannie Mae 1.50%, 06/26/13(d)	5,840,000	5,941,300
2.50%, 05/15/14(d)	2,280,000	2,388,742
0.65%, 08/28/14	6,700,000	6,700,677
3.00%, 09/16/14	3,775,000	4,022,323
4.63%, 10/15/14	1,236,000	1,371,613
0.75%, 12/19/14	12,000,000	12,111,312
4.38%, 10/15/15	1,182,000	1,337,529
5.38%, 06/12/17	4,005,000	4,878,679
Federal Farm Credit Bank 4.88%, 01/17/17(d)	375,000	445,541
Federal Home Loan Banks 4.00%, 09/06/13	3,055,000	3,233,357
3.63%, 10/18/13	3,500,000	3,694,092
4.88%, 05/17/17	605,000	726,017
5.50%, 07/15/36	1,500,000	1,959,497
Federal Home Loan Mortgage Corp. 4.88%, 11/15/13	5,292,000	5,719,239
Federal National Mortgage Association 1.25%, 08/20/13	6,500,000	6,591,474
6.25%, 05/15/29	750,000	1,056,841
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	17,465
Freddie Mac 4.50%, 01/15/14	2,400,000	2,587,039
3.75%, 03/27/19(d)	1,475,000	1,693,635
6.75%, 09/15/29	388,000	577,043
6.25%, 07/15/32	865,000	1,253,074
Tennessee Valley Authority 6.25%, 12/15/17	35,000	44,707
4.50%, 04/01/18	3,365,000	3,980,610
4.88%, 01/15/48	300,000	364,285

Total U.S. Government Sponsored & Agency Obligations (cost $68,879,866)		72,696,091

U.S. Treasury Bonds 6.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	2,244,492
8.50%, 02/15/20(d)	1,700,000	2,629,687
8.00%, 11/15/21	2,655,000	4,169,178
6.25%, 08/15/23	2,869,000	4,127,774
6.88%, 08/15/25	633,000	977,391
6.38%, 08/15/27	6,870,000	10,418,781
5.38%, 02/15/31(d)	750,000	1,067,578
4.50%, 02/15/36(d)	2,610,000	3,401,563
5.00%, 05/15/37	215,000	301,034
4.50%, 05/15/38	2,370,000	3,108,774
3.50%, 02/15/39	515,000	575,754
4.25%, 05/15/39	3,095,000	3,913,723
4.50%, 08/15/39(d)	1,285,000	1,688,570
4.38%, 11/15/39(d)	8,080,000	10,423,200
4.38%, 05/15/40	1,300,000	1,677,610
3.88%, 08/15/40	1,600,000	1,904,250
4.25%, 11/15/40	4,500,000	5,697,423
4.75%, 02/15/41	3,650,000	4,994,226
4.38%, 05/15/41	6,200,000	8,012,533
3.75%, 08/15/41	7,500,000	8,743,357
3.13%, 11/15/41(d)	2,300,000	2,384,093

Total U.S. Treasury Bonds (cost $67,904,690)		82,460,991

U.S. Treasury Notes 28.4%

	Principal Amount	Market Value
U.S. Treasury Notes 1.38%, 02/15/13(d)	21,420,000	21,690,256
0.13%, 09/30/13	13,000,000	12,982,229
0.50%, 10/15/13(d)	9,000,000	9,044,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
0.25%, 10/31/13	$8,000,000	$8,005,312
0.13%, 12/31/13	8,000,000	7,986,248
1.50%, 12/31/13(d)	22,000,000	22,539,682
1.25%, 02/15/14	16,000,000	16,330,000
1.88%, 02/28/14(d)	4,000,000	4,135,624
1.75%, 03/31/14(d)	3,345,000	3,454,756
1.88%, 04/30/14(d)	7,475,000	7,748,301
2.25%, 05/31/14(d)	8,490,000	8,883,325
2.38%, 08/31/14(d)	3,870,000	4,078,314
0.25%, 09/15/14	8,800,000	8,794,500
2.38%, 09/30/14(d)	9,535,000	10,064,641
0.50%, 10/15/14	9,500,000	9,556,411
0.38%, 11/15/14(d)	7,000,000	7,017,500
2.13%, 11/30/14(d)	3,520,000	3,701,224
0.25%, 12/15/14	13,500,000	13,484,178
4.00%, 02/15/15	1,400,000	1,555,313
2.38%, 02/28/15(d)	1,990,000	2,114,996
4.13%, 05/15/15(d)	1,533,000	1,721,751
1.75%, 07/31/15(d)	2,250,000	2,356,875
1.38%, 11/30/15(d)	7,000,000	7,244,454
2.00%, 01/31/16(d)	19,800,000	20,983,367
2.13%, 02/29/16	10,000,000	10,656,250
2.63%, 04/30/16(d)	3,055,000	3,321,359
4.88%, 08/15/16(d)	1,833,000	2,184,133
1.00%, 08/31/16	16,000,000	16,280,000
3.00%, 09/30/16(d)	1,325,000	1,468,784
0.88%, 12/31/16	4,000,000	4,035,312
3.25%, 12/31/16(d)	9,325,000	10,476,059
4.63%, 02/15/17(d)	3,060,000	3,651,201
3.00%, 02/28/17(d)	1,845,000	2,053,138
4.50%, 05/15/17	3,595,000	4,285,916
2.75%, 05/31/17	4,335,000	4,775,271
2.50%, 06/30/17	3,450,000	3,756,188
1.88%, 09/30/17(d)	1,800,000	1,896,188
1.88%, 10/31/17(d)	1,800,000	1,895,625
4.25%, 11/15/17(d)	12,415,000	14,754,458
2.75%, 02/28/18(d)	2,000,000	2,207,968
2.88%, 03/31/18(d)	3,500,000	3,891,289
2.38%, 05/31/18(d)	10,000,000	10,800,000
1.38%, 09/30/18	8,000,000	8,110,624
1.38%, 12/31/18	4,000,000	4,040,936
2.75%, 02/15/19	1,805,000	1,991,000
3.63%, 08/15/19(d)	1,495,000	1,742,493
3.38%, 11/15/19(d)	9,370,000	10,752,075
3.63%, 02/15/20(d)	5,410,000	6,319,556
3.50%, 05/15/20	9,600,000	11,124,000
2.63%, 08/15/20(d)	8,100,000	8,801,152
3.13%, 05/15/21	8,200,000	9,214,750
2.13%, 08/15/21	2,250,000	2,322,599
2.00%, 11/15/21	4,500,000	4,578,750

Total U.S. Treasury Notes (cost $367,219,714)		386,860,629

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.1%
Agrium, Inc., 6.13%, 01/15/41	100,000	126,534
Potash Corp of Saskatchewan, Inc. 4.88%, 03/01/13	115,000	119,867
5.88%, 12/01/36	375,000	473,949
		720,350

Commercial Banks 0.0%†
BBVA US Senior SAU, 3.25%, 05/16/14	400,000	396,775
Westpac Banking Corp., 4.63%, 06/01/18	103,000	108,898

		505,673

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	904,366

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	153,000	223,681
8.88%, 03/01/26	109,000	168,155

		391,836

Energy Equipment & Services 0.1%
Encana Corp. 4.75%, 10/15/13	236,000	248,213
6.50%, 08/15/34	250,000	277,911
Weatherford International Ltd., 5.50%, 02/15/16	51,000	56,502

		582,626

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	73,064
Teck Resources Ltd. 3.85%, 08/15/17	100,000	106,876
4.50%, 01/15/21	200,000	214,393
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	129,534

		523,867

Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	216,155
Enbridge, Inc., 5.60%, 04/01/17	250,000	284,945
Nexen, Inc. 5.88%, 03/10/35	92,000	96,848
6.40%, 05/15/37	250,000	281,989
Petro-Canada, 5.95%, 05/15/35	189,000	223,104
Statoil ASA, 6.80%, 01/15/28	225,000	298,436
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	733,253
Talisman Energy, Inc. 7.25%, 10/15/27	92,000	114,784
5.75%, 05/15/35	250,000	268,417
TransCanada PipeLines Ltd., 5.85%, 03/15/36	500,000	606,218

		3,124,149

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	300,000	303,460

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Road & Rail 0.1%
Canadian National Railway Co. 4.40%, 03/15/13	$515,000	$535,115
6.90%, 07/15/28	168,000	226,061
6.20%, 06/01/36	164,000	214,874

		976,050

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	287,000	407,227

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	106,100

Total Yankee Dollars (cost $7,441,116)		8,545,704

Mutual Fund 5.2%

	Shares	Market Value
Money Market Fund 5.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (g)	71,119,284	71,119,284

Total Mutual Fund (cost $71,119,284)		71,119,284

Repurchase Agreement 0.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%, dated 01/31/2012, due 02/01/2012, repurchase price $ 6,440,582, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.25%-3.13%, maturing 01/31/19-05/15/21; total market value $6,569,409. (h)	6,440,543	6,440,543

Total Repurchase Agreement (cost $6,440,543)		6,440,543

Total Investments (cost $1,333,446,022) (i) — 104.2%		1,421,526,666
Liabilities in excess of other assets — (4.2)%		(56,815,808)

NET ASSETS — 100.0%		$1,364,710,858

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2012.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date reflects the next call date.
(d)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $237,384,651, which was collateralized by a repurchase agreement with a value of 6,440,543 and 234,605,607 of collateral in the form of U.S. government securities, interest rates ranging from 0.00% to 9.53% and maturity dates ranging from 02/10/11 to 11/20/61, a total value of 241,046,150.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $2,490,037 which represents 0.18% of net assets.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of January 31, 2012.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $6,440,543.
(i)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,334,165,221, tax unrealized appreciation and depreciation were $87,851,977 and $(490,532), respectively.
†	Amount rounds to less than 0.1%.

AEC	Aruba Exempt Corporation
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,172,877	$—	$2,172,877
Commercial Mortgage Backed Securities	—	27,126,758	—	27,126,758
Corporate Bonds	—	285,011,273	—	285,011,273
Municipal Bonds	—	12,536,936	—	12,536,936
Mutual Fund	71,119,284	—	—	71,119,284
Repurchase Agreement	—	6,440,543	—	6,440,543
Sovereign Bonds	—	38,038,639	—	38,038,639
U.S. Government Mortgage Backed Agencies	—	428,516,941	—	428,516,941
U.S. Government Sponsored & Agency Obligations	—	72,696,091	—	72,696,091
U.S. Treasury Bonds	—	82,460,991	—	82,460,991
U.S. Treasury Notes	—	386,860,629	—	386,860,629
Yankee Dollars	—	8,545,704	—	8,545,704

Total	$71,119,284	$1,350,407,382	$—	$1,421,526,666

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 28.1%

	Principal Amount	Market Value
Automobile 9.4%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$750,000	$769,766
Series 2011-2, Class A2, 0.67%, 10/15/13	1,351,091	1,351,419
Bank of America Auto Trust Series 2009-3A, Class A4, 2.67%, 12/15/16(a)	695,000	708,285
Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	2,000,000	2,036,737
BMW Vehicle Owner Trust Series 2010-A, Class A3, 1.39%, 04/25/14	1,068,167	1,073,407
Series 2011-A, Class A3, 0.76%, 08/25/15	2,000,000	2,004,960
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	444,739	447,581
Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, 11/15/14	2,500,000	2,557,178
Honda Auto Receivables Owner Trust Series 2010-2, Class A3, 1.34%, 03/18/14	1,137,643	1,143,227
Series 2011-3, Class A2, 0.67%, 04/21/14	1,300,000	1,301,731
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, 08/15/14	2,012,777	2,024,458
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.74%, 08/17/15	2,500,000	2,554,629
Toyota Auto Receivables Owner Trust Series 2010-A, Class A3, 1.27%, 12/16/13	457,247	458,668
Series 2011-A, Class A3, 0.98%, 10/15/14	480,000	482,216
USAA Auto Owner Trust, Series 2009-2, Class A3, 1.54%, 02/18/14	514,494	515,803
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A3, 1.31%, 01/20/14	952,990	955,300
Series 2010-1, Class A4, 2.14%, 08/22/16	925,000	941,355
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	34,654	34,692
Series 2010-A, Class A4, 2.21%, 05/15/15	1,700,000	1,731,939
Series 2011-B, Class A2, 0.65%, 08/15/14	1,600,000	1,601,030

		24,694,381

Credit Card 8.9%
American Express Credit Account Master Trust Series 2007-5, Class A, 0.32%, 12/15/14(b)	2,000,000	2,000,090
Series 2011-1, Class A, 0.46%, 04/17/17(b)	2,300,000	2,301,417
BA Credit Card Trust Series 2006-A7, Class A7, 0.33%, 12/15/16(b)	2,000,000	1,994,841
Series 2007-A8, Class A8, 5.59%, 11/17/14	2,500,000	2,547,588
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	2,000,000	2,044,741
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	2,155,000	2,225,786
Series 2008-A4, Class A4, 4.65%, 03/15/15	2,000,000	2,091,757
Citibank Credit Card Issuance Trust Series 2005-A4, Class A4, 4.40%, 06/20/14	1,000,000	1,020,100
Series 2009-A5, Class A5, 2.25%, 12/23/14	2,662,000	2,703,544
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	2,360,000	2,525,771
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.69%, 07/15/15	2,000,000	2,028,745

		23,484,380

Other 9.8%
AEP Texas Central Transition Funding LLC Series 2002-1, Class A4, 5.96%, 07/15/15	486,581	513,381
Series A-2 4.98%, 07/01/13	1,822,277	1,883,868
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A2, 4.97%, 08/01/14	1,010,482	1,014,677
Series 2009-1, Class A1, 1.83%, 02/15/16	2,510,718	2,558,034
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	1,165,182	1,210,669
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	772,312	799,271
GE Equipment Midticket LLC, Series 2010-1, Class A3, 0.94%, 07/14/14(a)	1,388,199	1,389,022
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13(a)	654,336	654,589
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	2,000,000	2,005,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
John Deere Owner Trust Series 2009-A, Class A4, 3.96%, 05/16/16	$1,000,000	$1,009,188
Series 2009-B, Class A3, 1.57%, 10/15/13	175,317	175,552
Series 2011-A, Class A3, 1.29%, 01/15/16	1,500,000	1,514,135
Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4, 4.40%, 03/15/15	883,191	904,142
Series 2001-1, Class A, 6.53%, 06/01/15	1,093,024	1,136,802
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A3, 4.95%, 02/15/15	1,432,568	1,457,948
Series 2004-1, Class A2, 4.81%, 11/17/14	1,114,387	1,139,208
PG&E Energy Recovery Funding LLC Series 2005-1, Class A5, 4.47%, 12/25/14	2,400,000	2,457,167
Series 2005-2, Class A2, 5.03%, 03/25/14	215,825	217,266
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	2,500,796	2,614,071
Volvo Financial Equipment LLC, Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	1,028,781	1,030,541

		25,684,681

Total Asset-Backed Securities (cost $74,244,332)		73,863,442

Collateralized Mortgage Obligations 20.2%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2003-113, Class PD, 4.00%, 02/25/17	730,124	740,584
Series 2004-6, Class CA, 4.00%, 06/25/17	343,025	346,350
Series 2003-122, Class OK, 4.00%, 06/25/17	389,889	395,488
Series 2003-67, Class TA, 3.00%, 08/25/17	303,163	305,438
Series 2004-29, Class L, 4.00%, 09/25/17	219,717	221,527
Series 2004-32, Class AB, 4.00%, 10/25/17	230,536	233,140
Series 2003-49, Class TK, 3.50%, 03/25/18	887,267	915,038
Series 2003-59, Class GC, 4.50%, 03/25/18	700,139	722,346
Series 2011-69, Class AB, 1.50%, 05/25/18	1,950,411	1,967,017
Series 2004-76, Class CW, 4.00%, 05/25/18	1,483,848	1,506,963
Series 2003-57, Class NB, 3.00%, 06/25/18	90,310	93,261
Series 2010-30, Class DB, 2.00%, 08/25/18	1,142,919	1,164,653
Series 2008-15, Class JM, 4.00%, 02/25/19	412,998	426,997
Series 2008-18, Class MD, 4.00%, 03/25/19	955,341	1,003,953
Series 2008-75, Class DA, 4.50%, 03/25/21	2,311,001	2,344,527
Series 2007-36, Class AB, 5.00%, 11/25/21	1,102,819	1,162,379
Series 2008-15, Class EL, 4.25%, 06/25/22	1,438,721	1,493,601
Series 2009-88, Class EA, 4.50%, 05/25/23	855,408	877,875
Series 2009-44, Class A, 4.50%, 12/25/23	600,117	630,011
Series 2009-76, Class MA, 4.00%, 09/25/24	960,231	1,002,965
Series 2003-14, Class AN, 3.50%, 03/25/33	140,950	147,216
Series 3584, Class BL, 1.25%, 10/15/12	315,866	316,222
Series 3591, Class NA, 1.25%, 10/15/12	404,930	405,935
Series 3574, Class AC, 1.85%, 08/15/14	716,679	721,040
Series 3573, Class LC, 1.85%, 08/15/14	661,316	665,853
Series 3610, Class AB, 1.40%, 12/15/14	400,795	402,105
Series 3612, Class AE, 1.40%, 12/15/14	675,320	677,641
Series 3555, Class JA, 4.00%, 12/15/14	551,343	560,808
Series 3865, Class DA, 1.25%, 12/15/16	401,778	403,321
Series 2672, Class NF, 4.00%, 12/15/16	370,031	372,808
Series 2695, Class DE, 4.00%, 01/15/17	931,795	940,782
Series 2630, Class KS, 4.00%, 01/15/17	569,247	572,668
Series 3818, Class UA, 1.35%, 02/15/17	1,173,043	1,179,745
Series 3827, Class CA, 1.50%, 04/15/17	1,305,808	1,315,235
Series 2625, Class JD, 3.25%, 07/15/17	129,116	129,972
Series 3758, Class CD, 1.50%, 08/15/17	1,577,159	1,586,903
Series 2640, Class GD, 4.50%, 08/15/17	292,702	293,468
Series 2783, Class AB, 4.00%, 10/15/17	273,720	277,310
Series 2628, Class DQ, 3.00%, 11/15/17	867,712	883,804
Series 2628, Class GQ, 3.14%, 11/15/17	1,084,640	1,105,808
Series 2629, Class AN, 3.50%, 01/15/18	1,020,814	1,049,313
Series 2629, Class AM, 4.00%, 01/15/18	524,990	542,731
Series 2555, Class B, 4.25%, 01/15/18	596,433	624,792

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Fannie Mae REMICS (continued)
Series 2786, Class PD, 4.50%, 01/15/18	$1,372,319	$1,400,113
Series 3840, Class BA, 2.00%, 02/15/18	1,939,730	1,974,508
Series 2643, Class NT, 4.50%, 03/15/18	937,631	970,573
Series 2613, Class PA, 3.25%, 05/15/18	332,961	337,014
Series 2836, Class PX, 4.00%, 05/15/18	617,754	637,239
Series 3728, Class CA, 1.50%, 10/15/18	1,534,985	1,546,692
Series 3636, Class EB, 2.00%, 11/15/18	520,050	529,463
Series 2877, Class GP, 4.00%, 11/15/18	542,564	554,798
Series 3649, Class EA, 2.25%, 12/15/18	1,084,920	1,109,303
Series 3659, Class DE, 2.00%, 03/15/19	886,937	903,117
Series 3110, Class AG, 5.00%, 03/15/19	151,994	152,749
Series 3683, Class AD, 2.25%, 06/15/20	476,114	484,069
Series 3846, Class CK, 1.50%, 09/15/20	2,534,992	2,555,331
Series 3815, Class DE, 3.00%, 10/15/21	1,720,906	1,779,967
Series 3609, Class LC, 3.50%, 12/15/24	1,621,262	1,690,086
Series 3639, Class AB, 2.75%, 02/15/25	1,217,175	1,252,489
Ginnie Mae Series 2010-67, Class DA, 2.50%, 04/20/36	837,244	852,358
Series 2009-57, Class BA, 2.25%, 06/16/39	401,737	409,521
Series 2009-81, Class WA, 2.00%, 08/20/39	1,207,392	1,217,250

Total Collateralized Mortgage Obligations (cost $53,083,972)		53,086,233

Commercial Mortgage Backed Securities 3.5%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	228,097	227,934
Series 2005-3, Class A2, 4.50%, 07/10/43	805,286	804,941
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	496,788	522,524
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.92%, 03/15/49(b)	380,000	401,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	1,420,462	1,446,464
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(b)	837,835	856,229
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	1,058,584	1,066,396
Morgan Stanley Capital I, Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	385,829	401,812
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1 3.67%, 02/11/36	737,011	744,243
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	137,529	137,450
Series 2005-C17, Class A2, 4.78%, 03/15/42	246,690	246,376
Series 2005-C17, Class APB, 5.04%, 03/15/42	776,596	805,859
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	1,513,745	1,543,408
Series 2006-C29, Class A2, 5.28%, 11/15/48	95,699	95,941

Total Commercial Mortgage Backed Securities (cost $9,413,625)		9,301,274

Corporate Bonds 33.3%

	Principal Amount	Market Value
Aerospace & Defense 1.9%
Boeing Co. (The), 1.88%, 11/20/12	2,500,000	2,524,322
General Dynamics Corp., 4.25%, 05/15/13	2,350,000	2,465,094

		4,989,416

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	460,000	467,636
Coca-Cola Co. (The), 3.63%, 03/15/14	1,150,000	1,226,349
PepsiCo, Inc., 5.15%, 05/15/12	2,500,000	2,533,222

		4,227,207

Capital Markets 1.4%
Bank of New York Mellon Corp. (The), 4.95%, 11/01/12	2,500,000	2,583,427
Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	485,000	499,569
Morgan Stanley, 5.30%, 03/01/13	485,000	500,292

		3,583,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals 0.5%
Air Products & Chemicals, Inc., 4.15%, 02/01/13	$730,000	$757,231
Praxair, Inc., 1.75%, 11/15/12	600,000	605,538

		1,362,769

Commercial Banks 5.8%
BNP Paribas SA, 0.98%, 04/08/13(b)	2,500,000	2,439,050
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.65%, 08/17/12(a)	485,000	489,882
PNC Funding Corp., 5.50%, 09/28/12	2,000,000	2,051,624
Royal Bank of Canada, 2.10%, 07/29/13	2,000,000	2,042,330
US Bancorp, 2.00%, 06/14/13	2,000,000	2,039,648
Wells Fargo & Co. 5.25%, 10/23/12	2,000,000	2,065,248
4.38%, 01/31/13	1,500,000	1,555,968
Westpac Banking Corp., 1.13%, 04/08/13(a)(b)	2,500,000	2,510,905

		15,194,655

Communications Equipment 0.4%
Cisco Systems, Inc., 1.63%, 03/14/14	1,150,000	1,175,479

Computers & Peripherals 1.7%
Dell, Inc., 3.38%, 06/15/12	1,900,000	1,918,234
Hewlett-Packard Co., 4.50%, 03/01/13	2,500,000	2,582,070

		4,500,304

Consumer Finance 2.6%
American Express Credit Corp., 5.88%, 05/02/13	1,305,000	1,380,121
Caterpillar Financial Services Corp., 4.85%, 12/07/12	2,000,000	2,074,548
John Deere Capital Corp., 7.00%, 03/15/12	2,500,000	2,520,115
Toyota Motor Credit Corp., 1.38%, 08/12/13	1,000,000	1,006,737

		6,981,521

Diversified Financial Services 4.5%
Citigroup Funding, Inc., 2.25%, 12/10/12	2,500,000	2,545,505
Citigroup, Inc., 5.30%, 10/17/12	450,000	462,285
General Electric Capital Corp. 2.13%, 12/21/12	2,000,000	2,035,250
1.88%, 09/16/13	500,000	506,290
IBM International Group Capital LLC, 5.05%, 10/22/12	2,500,000	2,582,140
JPMorgan Chase & Co. 5.38%, 10/01/12	2,500,000	2,580,407
4.75%, 05/01/13	1,000,000	1,049,072

		11,760,949

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc., 5.25%, 04/15/13	1,500,000	1,583,840

Electric Utilities 0.8%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	2,000,000	2,074,792

Food & Staples Retailing 1.0%
Walgreen Co., 4.88%, 08/01/13	1,000,000	1,065,228
Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,550,000	1,621,187

		2,686,415

Health Care Equipment & Services 0.8%
Baxter International, Inc., 1.80%, 03/15/13	2,000,000	2,026,240

Health Care Equipment & Supplies 0.5%
Medtronic, Inc., 4.50%, 03/15/14	1,200,000	1,296,454

Health Care Providers & Services 0.2%
UnitedHealth Group, Inc., 4.88%, 02/15/13	400,000	415,812

Household Products 0.2%
Kimberly-Clark Corp., 5.00%, 08/15/13	400,000	425,620

Industrial Conglomerates 0.5%
Cooper US, Inc., 5.25%, 11/15/12	450,000	466,364
General Electric Co., 5.00%, 02/01/13	720,000	751,093

		1,217,457

Information Technology Services 0.4%
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,035,084

Insurance 1.7%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	2,500,000	2,500,515
Metropolitan Life Global Funding I, 5.13%, 04/10/13(a)	2,000,000	2,096,298

		4,596,813

Media 0.2%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	500,000	502,225

Metals & Mining 0.1%
Nucor Corp., 5.00%, 12/01/12	400,000	413,817

Multiline Retail 0.6%
Target Corp., 5.88%, 03/01/12	1,700,000	1,707,193

Oil, Gas & Consumable Fuels 1.0%
ConocoPhillips, 4.75%, 10/15/12	1,500,000	1,545,891

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 1.45%, 12/13/13	$1,175,000	$1,195,232

		2,741,123

Pharmaceuticals 3.3%
Abbott Laboratories, 4.35%, 03/15/14	720,000	776,732
AstraZeneca PLC, 5.40%, 09/15/12	2,000,000	2,062,466
Eli Lilly & Co., 6.00%, 03/15/12	2,500,000	2,516,182
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	2,540,000	2,686,248
Novartis Capital Corp., 1.90%, 04/24/13	650,000	662,714

		8,704,342

Software 0.5%
Oracle Corp., 4.95%, 04/15/13	1,150,000	1,210,871

Specialty Retail 0.5%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,250,000	1,287,645

Total Corporate Bonds (cost $87,584,676)		87,701,331

Municipal Bond 0.2%

	Principal Amount	Market Value
Louisiana 0.2%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	400,000	446,992

Total Municipal Bond (cost $445,924)		446,992

U.S. Government Mortgage Backed Agencies 0.4%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	26,916	28,928
Pool# 254089 6.00%, 12/01/16	44,190	47,493
Pool# 545415 6.00%, 01/01/17	38,863	41,768
Pool# 254195 5.50%, 02/01/17	89,648	97,600
Pool# 625178 5.50%, 02/01/17	76,323	83,094
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	11,861	12,488
Pool# B17493 4.00%, 12/01/14	705,956	723,000
Pool# E00991 6.00%, 07/01/16	20,903	22,127

Total U.S. Government Mortgage Backed Agencies (cost $1,029,655)		1,056,498

U.S. Government Sponsored & Agency Obligations 7.7%

	Principal Amount	Market Value
Federal Home Loan Banks 3.38%, 02/27/13	2,500,000	2,584,663
1.88%, 06/21/13	2,200,000	2,248,336
Federal Home Loan Mortgage Corp. 3.75%, 06/28/13	2,500,000	2,623,645
4.13%, 09/27/13	2,500,000	2,655,457
Federal National Mortgage Association 1.75%, 05/07/13	2,500,000	2,545,695
1.25%, 08/20/13	2,500,000	2,535,182
1.00%, 09/23/13	2,500,000	2,526,658
0.60%, 11/14/13	2,500,000	2,502,730

Total U.S. Government Sponsored & Agency Obligations (cost $20,198,910)		20,222,366

U.S. Treasury Notes 1.9%

	Principal Amount	Market Value
U.S. Treasury Notes 1.00%, 07/15/13	2,500,000	2,529,005
0.75%, 09/15/13	2,500,000	2,521,875

Total U.S. Treasury Notes (cost $5,050,298)		5,050,880

Mutual Fund 4.3%

	Shares	Market Value
Money Market Fund 4.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (c)	11,224,995	$11,224,995

Total Mutual Fund (cost $11,224,995)		11,224,995

Total Investments (cost $262,276,387) (d) — 99.6%		261,954,011
Other assets in excess of liabilities — 0.4%		1,161,502

NET ASSETS — 100.0%		$263,115,513

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $10,916,259 which represents 4.15% of net assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2012.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $262,276,387, tax unrealized appreciation and depreciation were $550,025 and $(872,401), respectively.

BA	Limited
LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$73,863,442	$—	$73,863,442
Collateralized Mortgage Obligations	—	53,086,233	—	53,086,233
Commercial Mortgage Backed Securities	—	9,301,274	—	9,301,274
Corporate Bonds	—	87,701,331	—	87,701,331
Municipal Bond	—	446,992	—	446,992
Mutual Fund	11,224,995	—	—	11,224,995
U.S. Government Mortgage Backed Agencies	—	1,056,498	—	1,056,498
U.S. Government Sponsored & Agency Obligations	—	20,222,366	—	20,222,366
U.S. Treasury Notes	—	5,050,880	—	5,050,880

Total	$11,224,995	$250,729,016	$—	$261,954,011

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Fund

Common Stocks 98.4%

	Shares	Market Value
Aerospace & Defense 3.5%
Bombardier, Inc., Class B	1,446,300	$6,692,762
United Technologies Corp.	222,775	17,454,421

		24,147,183

Auto Components 0.9%
BorgWarner, Inc.*	82,900	6,186,827

Beverages 2.6%
PepsiCo, Inc.	271,805	17,849,434

Biotechnology 1.7%
Amgen, Inc.	62,985	4,277,311
Gilead Sciences, Inc.*	153,600	7,501,824

		11,779,135

Capital Markets 1.6%
Charles Schwab Corp. (The)	330,262	3,847,552
State Street Corp.	184,100	7,213,038

		11,060,590

Chemicals 4.0%
Air Products & Chemicals, Inc.	75,285	6,627,339
Monsanto Co.	45,300	3,716,865
Potash Corp. of Saskatchewan, Inc.	113,600	5,309,664
PPG Industries, Inc.	38,650	3,462,267
Praxair, Inc.	81,200	8,623,440

		27,739,575

Commercial Banks 5.1%
PNC Financial Services Group, Inc.	136,405	8,036,983
Royal Bank of Canada	101,000	5,275,127
U.S. Bancorp	231,865	6,543,230
Wells Fargo & Co.	537,845	15,710,453

		35,565,793

Communications Equipment 3.3%
Cisco Systems, Inc.	633,971	12,444,851
Juniper Networks, Inc.*	157,390	3,294,172
QUALCOMM, Inc.	130,400	7,670,128

		23,409,151

Computers & Peripherals 1.5%
EMC Corp.*	414,100	10,667,216

Construction & Engineering 0.4%
Fluor Corp.	53,650	3,017,276

Consumer Finance 0.7%
American Express Co.	91,040	4,564,746

Diversified Financial Services 2.7%
IntercontinentalExchange, Inc.*	65,800	7,532,784
JPMorgan Chase & Co.	299,991	11,189,664

		18,722,448

Diversified Telecommunication Services 0.9%
TELUS Corp.	95,749	5,397,161
TELUS Corp., Non-Voting Shares	10,800	579,096

		5,976,257

Electrical Equipment 0.9%
Emerson Electric Co.	129,400	6,648,572

Energy Equipment & Services 1.4%
Schlumberger Ltd.	77,800	5,848,226
Tidewater, Inc.	71,500	3,850,275

		9,698,501

Food & Staples Retailing 2.6%
CVS Caremark Corp.	274,660	11,467,055
Sysco Corp.	231,445	6,968,809

		18,435,864

Food Products 4.4%
ConAgra Foods, Inc.	245,530	6,548,285
General Mills, Inc.	155,935	6,210,891
Kellogg Co.	174,600	8,646,192
Kraft Foods, Inc., Class A	244,700	9,372,010

		30,777,378

Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	241,010	13,371,235
Medtronic, Inc.	253,310	9,770,167
St. Jude Medical, Inc.	112,316	4,684,700

		27,826,102

Health Care Providers & Services 3.5%
Aetna, Inc.	188,457	8,235,571
Quest Diagnostics, Inc.	196,005	11,383,970
UnitedHealth Group, Inc.	92,720	4,801,969

		24,421,510

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	65,025	6,440,726
Starwood Hotels & Resorts Worldwide, Inc.	100,200	5,434,848

		11,875,574

Household Products 3.1%
Kimberly-Clark Corp.	58,475	4,184,471
Procter & Gamble Co. (The)	280,150	17,660,656

		21,845,127

Industrial Conglomerates 1.8%
3M Co.	143,945	12,481,471

Information Technology Services 4.1%
Alliance Data Systems Corp.*(a)	61,700	6,836,360
Cognizant Technology Solutions Corp., Class A*	118,000	8,466,500
International Business Machines Corp.	34,025	6,553,215
Visa, Inc., Class A	70,600	7,105,184

		28,961,259

Insurance 4.6%
Aflac, Inc.	127,900	6,168,617
Chubb Corp. (The)	93,645	6,312,610
Marsh & McLennan Cos., Inc.	164,155	5,185,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Prudential Financial, Inc.	114,380	$6,547,111
Travelers Cos., Inc. (The)	142,200	8,290,260

		32,504,254

Internet Software & Services 0.8%
Yahoo!, Inc.*	340,635	5,269,623

Leisure Equipment & Products 0.7%
Mattel, Inc.	167,020	5,177,620

Machinery 3.8%
Deere & Co.	81,067	6,983,922
Dover Corp.	113,475	7,195,450
Illinois Tool Works, Inc.	108,580	5,757,997
Parker Hannifin Corp.	82,600	6,664,168

		26,601,537

Media 2.6%
Comcast Corp., Class A	520,197	13,832,038
Walt Disney Co. (The)	113,325	4,408,343

		18,240,381

Oil, Gas & Consumable Fuels 12.3%
Anadarko Petroleum Corp.	161,190	13,011,257
Apache Corp.	125,995	12,458,386
Devon Energy Corp.	159,425	10,172,909
EOG Resources, Inc.	154,315	16,378,994
Exxon Mobil Corp.	183,260	15,346,192
Hess Corp.	84,840	4,776,492
Occidental Petroleum Corp.	135,880	13,556,748

		85,700,978

Pharmaceuticals 6.4%
Abbott Laboratories	174,650	9,457,298
Johnson & Johnson	262,710	17,315,216
Merck & Co., Inc.	226,670	8,672,394
Pfizer, Inc.	449,102	9,610,783

		45,055,691

Road & Rail 1.1%
Canadian National Railway Co.	105,400	7,949,268

Semiconductors & Semiconductor Equipment 0.5%
Linear Technology Corp.	98,740	3,290,017

Software 4.6%
Microsoft Corp.	294,430	8,694,518
Oracle Corp.	483,180	13,625,676
Solera Holdings, Inc.	210,197	10,041,111

		32,361,305

Specialty Retail 2.6%
Staples, Inc.	374,200	5,474,546
TJX Cos., Inc.	138,000	9,403,320
Urban Outfitters, Inc.*	132,200	3,503,300

		18,381,166

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	49,650	5,163,103

Tobacco 1.3%
Philip Morris International, Inc.	125,400	9,376,158

Total Common Stocks (cost $609,163,954)		688,728,090

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (b)	6,758,590	6,758,590

Total Mutual Fund (cost $6,758,590)		6,758,590

Repurchase Agreement 0.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%,dated 01/31/12, due 02/01/12, repurchase price $471,453 collateralized by U.S. Government Agency Mortgage Securities ranging from 1.25%-3.125%, maturing 01/31/19-05/15/21; total market value $480,883. (c)	$471,450	$471,450

Total Repurchase Agreement (cost $471,450)		471,450

Total Investments (cost $616,393,994) (d) — 99.5%		695,958,130
Other assets in excess of liabilities — 0.5%		3,222,772

NET ASSETS — 100.0%		$699,180,902

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $465,360.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $471,450.
(d)	At January 31, 2012, the tax basis cost of the Fund's investments was $622,733,226, tax unrealized appreciation and depreciation were $82,220,639 and $(8,995,735), respectively.

LLC	Limited Liability Company
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP"), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$688,728,090	$—	$—	$688,728,090
Mutual Fund	6,758,590	—	—	6,758,590
Repurchase Agreement	—	471,450	—	471,450

Total	$695,486,680	$471,450	$—	$695,958,130

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 5.5%

	Principal Amount	Market Value
Fannie Mae REMICS Series 1988-25, Class B, 9.25%, 10/25/18	$4,973	$5,776
Series 1990-7, Class B, 8.50%, 01/25/20	15,984	17,859
Series 1993-16, Class Z, 7.50%, 02/25/23	66,830	75,355
Series 1993-226, Class PK, 6.00%, 12/25/23	571,720	631,158
Series 2003-66, Class AP, 3.50%, 11/25/32	937,300	967,406
Series 1998-73, Class MZ, 6.30%, 10/17/38	1,814,587	2,091,447
Fannie Mae-Aces
Series 2006-M2, Class A1F, 4.85%, 07/25/12(a)	736,374	741,504
Series 1998-M4, Class D, 6.27%, 02/25/35	565	565
Freddie Mac REMICS
Series 2960, Class BL, 5.00%, 02/15/23	1,579,989	1,596,240
Series 1684, Class I, 6.50%, 03/15/24	1,012,319	1,153,049
Series 2296, Class H, 6.50%, 03/15/31	70,670	81,187

Total Collateralized Mortgage Obligations (cost $6,836,949)		7,361,546

Sovereign Bond 5.7%

	Principal Amount	Market Value
ISRAEL 5.7%
Israel Government AID Bond, 5.50%, 12/04/23	6,000,000	7,710,408

Total Sovereign Bond (cost $7,538,391)		7,710,408

U.S. Government Mortgage Backed Agencies 49.6%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 460669 5.63%, 06/01/12	6,999,593	7,047,802
Pool# 463344 4.17%, 02/01/15	6,305,984	6,737,205
Pool# 381190 7.90%, 08/01/15	1,373,270	1,505,250
Pool# 383142 7.11%, 10/01/15	1,239,059	1,247,488
Pool# 380082 6.35%, 03/01/16	3,467,411	3,604,201
Pool# 385012 6.84%, 04/01/20	4,045,830	4,708,215
Pool# MA0598 3.50%, 12/01/20	7,769,925	8,186,847
Pool# 874740 6.32%, 07/01/22	1,697,507	2,019,670
Pool# 874982 6.81%, 11/01/25	1,676,855	2,023,708
Pool# 385258 6.65%, 07/01/27	1,212,339	1,422,958
Pool# 387114 5.62%, 09/01/34	1,128,552	1,307,618
Pool# 773298 4.68%, 04/01/35(a)	2,380,372	2,492,472
Pool# 745769 2.38%, 07/01/36(a)	2,466,918	2,620,969
Pool# 813605 2.39%, 07/01/36(a)	981,611	1,039,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool
Pool# G08473, 3.50%, 01/01/42	$20,000,000	$20,760,936

Total U.S. Government Mortgage Backed Agencies (cost $64,411,927)		66,724,885

U.S. Government Sponsored & Agency Obligations 22.1%

	Principal Amount	Market Value
Federal Home Loan Banks 5.99%, 04/15/13	1,500,000	1,603,531
8.02%, 02/13/15	5,000,000	6,121,360
Federal National Mortgage Association 0.85%, 09/12/14	5,000,000	4,999,035
8.20%, 03/10/16	5,000,000	6,469,455
2.25%, 03/15/16	10,000,000	10,539,990

Total U.S. Government Sponsored & Agency Obligations (cost $28,761,543)		29,733,371

U.S. Treasury Bond 6.9%

	Principal Amount	Market Value
U.S. Treasury Bond, 3.13%, 11/15/41	9,000,000	9,329,058

Total U.S. Treasury Bond (cost $9,263,243)		9,329,058

U.S. Treasury Note 4.0%

	Principal Amount	Market Value
U.S. Treasury Note, 2.63%, 08/15/20	5,000,000	5,432,810

Total U.S. Treasury Note (cost $5,059,809)		5,432,810

Mutual Fund 5.7%

	Shares	Market Value
Money Market Fund 5.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (b)	7,718,670	$7,718,670

Total Mutual Fund (cost $7,718,670)		7,718,670

Total Investments (cost $129,590,532) (c) — 99.5%		134,010,748
Other assets in excess of liabilities — 0.5%		648,153

NET ASSETS — 100.0%		$134,658,901

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $129,590,532, tax unrealized appreciation and depreciation were $4,422,005 and $(1,789), respectively.

AID	Agency for International Development
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$7,361,546	$—	$7,361,546
Mutual Fund	7,718,670	–	—	7,718,670
Sovereign Bond	—	7,710,408	—	7,710,408
U.S. Government Mortgage Backed Agencies	—	66,724,885	—	66,724,885
U.S. Government Sponsored & Agency Obligations	—	29,733,371	—	29,733,371
U.S. Treasury Bond	—	9,329,058	—	9,329,058
U.S. Treasury Note	—	5,432,810	—	5,432,810

Total	$7,718,670	$126,292,078	$—	$134,010,748

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Growth Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 3.2%
BE Aerospace, Inc.*	34,700	$1,464,340
Boeing Co. (The)	29,000	2,151,220
Precision Castparts Corp.	6,280	1,027,910

		4,643,470

Auto Components 0.6%
BorgWarner, Inc.*	12,680	946,308

Beverages 3.0%
Coca-Cola Co. (The)	53,700	3,626,361
Monster Beverage Corp.*	6,900	721,119

		4,347,480

Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.*	17,600	1,350,976
BioMarin Pharmaceutical, Inc.*	25,840	921,713
Gilead Sciences, Inc.*	23,000	1,123,320

		3,396,009

Capital Markets 0.9%
Affiliated Managers Group, Inc.*	12,640	1,270,446

Chemicals 2.7%
Celanese Corp., Series A	24,000	1,169,040
CF Industries Holdings, Inc.	3,430	608,413
E.I. du Pont de Nemours & Co.	20,020	1,018,818
Monsanto Co.	13,630	1,118,342

		3,914,613

Commercial Banks 0.7%
Wells Fargo & Co.	36,370	1,062,368

Communications Equipment 5.6%
Cisco Systems, Inc.	112,470	2,207,786
F5 Networks, Inc.*	10,800	1,293,192
QUALCOMM, Inc.	80,650	4,743,833

		8,244,811

Computers & Peripherals 10.5%
Apple, Inc.*	25,000	11,412,000
EMC Corp.*	52,000	1,339,520
NetApp, Inc.*	35,500	1,339,770
SanDisk Corp.*	28,910	1,326,391

		15,417,681

Consumer Finance 1.5%
American Express Co.	44,000	2,206,160

Containers & Packaging 0.7%
Owens-Illinois, Inc.*	45,000	1,082,250

Electrical Equipment 1.4%
AMETEK, Inc.	44,700	2,100,900

Energy Equipment & Services 4.0%
Baker Hughes, Inc.	45,550	2,237,872
National Oilwell Varco, Inc.	14,580	1,078,628
Schlumberger Ltd.	33,200	2,495,644

		5,812,144

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	19,700	1,620,719
Whole Foods Market, Inc.	20,500	1,517,615

		3,138,334

Food Products 1.5%
Hain Celestial Group, Inc. (The)*	30,000	1,157,700
Mead Johnson Nutrition Co.	14,860	1,100,977

		2,258,677

Health Care Equipment & Supplies 2.9%
Intuitive Surgical, Inc.*	3,250	1,494,707
St. Jude Medical, Inc.	30,100	1,255,471
Stryker Corp.	26,700	1,479,981

		4,230,159

Health Care Providers & Services 2.1%
Express Scripts, Inc.*	31,810	1,627,400
Medco Health Solutions, Inc.*	23,800	1,476,076

		3,103,476

Health Care Technology 0.9%
Cerner Corp.*	22,900	1,394,381

Hotels, Restaurants & Leisure 4.1%
Las Vegas Sands Corp.*	52,160	2,561,578
Starbucks Corp.	40,435	1,938,050
Starwood Hotels & Resorts Worldwide, Inc.	28,860	1,565,366

		6,064,994

Household Products 1.0%
Colgate-Palmolive Co.	15,800	1,433,376

Information Technology Services 0.7%
Cognizant Technology Solutions Corp., Class A*	15,000	1,076,250

Internet & Catalog Retail 1.7%
Amazon.com, Inc.*	12,610	2,451,888

Internet Software & Services 6.1%
eBay, Inc.*	104,000	3,286,400
Google, Inc., Class A*	8,520	4,942,537
LinkedIn Corp., Class A*	9,950	717,893

		8,946,830

Life Sciences Tools & Services 0.7%
Waters Corp.*	12,700	1,099,439

Machinery 6.7%
Caterpillar, Inc.	28,000	3,055,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Cummins, Inc.	11,910	$1,238,640
Deere & Co.	16,470	1,418,891
Eaton Corp.	23,680	1,161,030
Pentair, Inc.	39,300	1,447,026
SPX Corp.	21,940	1,527,682

		9,848,629

Media 2.2%
CBS Corp. Non-Voting Shares, Class B	55,000	1,566,400
Comcast Corp., Class A	63,800	1,696,442

		3,262,842

Metals & Mining 1.0%
Goldcorp, Inc.	30,000	1,451,700

Multiline Retail 0.8%
Family Dollar Stores, Inc.	20,500	1,143,900

Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	36,230	2,924,486
Cabot Oil & Gas Corp.	64,320	2,051,808
Concho Resources, Inc.*	20,910	2,230,260

		7,206,554

Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	23,000	1,332,390

Pharmaceuticals 2.4%
Allergan, Inc.	19,980	1,756,442
Shire PLC, ADR-IE	17,340	1,725,677

		3,482,119

Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A*	77,000	1,486,100

Road & Rail 2.8%
J.B. Hunt Transport Services, Inc.	30,400	1,552,528
Union Pacific Corp.	22,480	2,569,689

		4,122,217

Semiconductors & Semiconductor Equipment 5.7%
ARM Holdings PLC, ADR-UK	32,240	931,091
ASML Holding NV, NYRS-NL	26,000	1,117,740
Avago Technologies Ltd.	35,300	1,198,082
Broadcom Corp., Class A*	96,000	3,296,640
Texas Instruments, Inc.	57,000	1,845,660

		8,389,213

Software 3.0%
Salesforce.com, Inc.*	13,930	1,627,024
Taleo Corp., Class A*	32,530	1,171,405
VMware, Inc., Class A*	16,990	1,550,678

		4,349,107

Specialty Retail 1.0%
Bed Bath & Beyond, Inc.*	23,540	1,428,878

Textiles, Apparel & Luxury Goods 3.0%
Coach, Inc.	25,720	1,801,686
Ralph Lauren Corp.	17,500	2,660,000

		4,461,686

Total Common Stocks (cost $127,728,291)		141,607,779

Mutual Fund 4.4%

	Shares	Market Value
Money Market Fund 4.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (a)	6,474,222	6,474,222

Total Mutual Fund (cost $6,474,222)		6,474,222

Total Investments (cost $134,202,513) (b) — 100.7%		148,082,001
Liabilities in excess of other assets — (0.7%)		(970,572)

NET ASSETS — 100.0%		$147,111,429

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2012.
(b)	At January 31, 2012, the tax basis cost of the Fund’s investments was $135,210,979, tax unrealized appreciation and depreciation were $14,625,439 and $(1,754,417), respectively.

ADR	American Depositary Receipt
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$141,607,779	$—	$—	$141,607,779
Mutual Fund	6,474,222	—	—	6,474,222

Total	$148,082,001	$—	$—	$148,082,001

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.2%
Nationwide International Index Fund, Institutional Class (a)	46,345,722	$307,735,595
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,909,912	154,266,156
Nationwide S&P 500 Index Fund, Institutional Class (a)	36,942,386	403,780,283
Nationwide Small Cap Index Fund, Institutional Class (a)	8,771,626	102,891,179

Total Equity Funds (cost $1,001,262,195)		968,673,213

Fixed Income Fund 4.9%
Nationwide Bond Index Fund, Institutional Class (a)	4,200,086	49,435,013

Total Fixed Income Fund (cost $46,586,410)		49,435,013

Total Mutual Funds (cost $1,047,848,605)		1,018,108,226

Total Investments (cost $1,047,848,605) (b) — 100.1%		1,018,108,226
Liabilities in excess of other assets — (0.1)%		(661,780)

NET ASSETS — 100.0%		$1,017,446,446

(a)	Investment in affiliate.
(b)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,083,398,599, tax unrealized appreciation and depreciation were $21,224,113 and $(86,514,486), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,018,108,226	$—	$—	$1,018,108,226

Total	$1,018,108,226	$—	$—	$1,018,108,226

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 82.3%

	Shares	Market Value
Equity Funds 20.6%
Nationwide International Index Fund, Institutional Class (a)	3,101,189	$20,591,895
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	876,147	12,388,722
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,450,112	48,639,722

Total Equity Funds (cost $70,365,173)		81,620,339

Fixed Income Funds 53.8%
Nationwide Bond Index Fund, Institutional Class (a)	13,498,085	158,872,465
Nationwide Enhanced Income Fund, Institutional Class (a)	6,109,223	54,799,727

Total Fixed Income Funds (cost $205,795,617)		213,672,192

Money Market Fund 7.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	31,215,976	31,215,976

Total Money Market Fund (cost $31,215,976)		31,215,976

Total Mutual Funds (cost $307,376,766)		326,508,507

Fixed Contract 17.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$70,579,495	$70,579,495

Total Fixed Contract (cost $70,579,495)		70,579,495

Total Investments (cost $377,956,261) (d) — 100.1%		397,088,002
Liabilities in excess of other assets — (0.1)%		(217,201)

NET ASSETS — 100.0%		$396,870,801

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $385,627,963, tax unrealized appreciation and depreciation were $12,478,516 and $(1,018,477), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$70,579,495	$—	$70,579,495
Mutual Funds	326,508,507	—	—	326,508,507

Total	$326,508,507	$70,579,495	$—	$397,088,002

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 93.3%

	Shares	Market Value
Equity Funds 60.9%
Nationwide International Index Fund, Institutional Class (a)	37,468,584	$248,791,398
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	11,025,665	155,902,900
Nationwide S&P 500 Index Fund, Institutional Class (a)	40,600,059	443,758,640
Nationwide Small Cap Index Fund, Institutional Class (a)	6,649,021	77,993,016

Total Equity Funds (cost $890,537,913)		926,445,954

Fixed Income Funds 30.0%
Nationwide Bond Index Fund, Institutional Class (a)	30,565,187	359,752,248
Nationwide Enhanced Income Fund, Institutional Class (a)	10,704,425	96,018,693

Total Fixed Income Funds (cost $434,350,148)		455,770,941

Money Market Fund 2.4%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	36,814,424	36,814,424

Total Money Market Fund (cost $36,814,424)		36,814,424

Total Mutual Funds (cost $1,361,702,485)		1,419,031,319

Fixed Contract 6.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$103,617,322	$103,617,322

Total Fixed Contract (cost $103,617,322)		103,617,322

Total Investments (cost $1,465,319,807) (d) — 100.1%		1,522,648,641

Liabilities in excess of other assets — (0.1)%		(1,186,134)

NET ASSETS — 100.0%		$1,521,462,507

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,506,653,136, tax unrealized appreciation and depreciation were $56,702,742 and $(40,707,237), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$103,617,322	$—	$103,617,322
Mutual Funds	1,419,031,319	—	—	1,419,031,319

Total	$1,419,031,319	$103,617,322	$—	$1,522,648,641

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%

	Shares	Market Value
Equity Funds 80.6%
Nationwide International Index Fund, Institutional Class (a)	64,973,455	$431,423,744
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	14,683,528	207,625,086
Nationwide S&P 500 Index Fund, Institutional Class (a)	54,380,037	594,373,805
Nationwide Small Cap Index Fund, Institutional Class (a)	11,805,894	138,483,134

Total Equity Funds (cost $1,385,272,974)		1,371,905,769

Fixed Income Funds 17.1%
Nationwide Bond Index Fund, Institutional Class (a)	21,197,547	249,495,129
Nationwide Enhanced Income Fund, Institutional Class (a)	4,568,431	40,978,822

Total Fixed Income Funds (cost $276,233,171)		290,473,951

Total Mutual Funds (cost $1,661,506,145)		1,662,379,720

Fixed Contract 2.4%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(b)	$41,062,046	$41,062,046

Total Fixed Contract (cost $41,062,046)		41,062,046

Total Investments (cost $1,702,568,191) (c) — 100.1%		1,703,441,766
Liabilities in excess of other assets — (0.1)%		(1,055,920)

NET ASSETS — 100.0%		$1,702,385,846

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,752,824,625, tax unrealized appreciation and depreciation were $50,802,728 and $(100,185,587), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$41,062,046	$—	$41,062,046
Mutual Funds	1,662,379,720	—	—	1,662,379,720

Total	$1,662,379,720	$41,062,046	$—	$1,703,441,766

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 89.3%

	Shares	Market Value
Equity Funds 40.8%
Nationwide International Index Fund, Institutional Class (a)	8,008,663	$53,177,522
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,262,321	31,989,219
Nationwide S&P 500 Index Fund, Institutional Class (a)	10,533,695	115,133,284
Nationwide Small Cap Index Fund, Institutional Class (a)	913,193	10,711,759

Total Equity Funds (cost $189,438,744)		211,011,784

Fixed Income Funds 44.6%
Nationwide Bond Index Fund, Institutional Class (a)	16,118,605	189,715,981
Nationwide Enhanced Income Fund, Institutional Class (a)	4,506,814	40,426,123

Total Fixed Income Funds (cost $220,060,314)		230,142,104

Money Market Fund 3.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	20,150,069	20,150,069

Total Money Market Fund (cost $20,150,069)		20,150,069

Total Mutual Funds (cost $429,649,127)		461,303,957

Fixed Contract 10.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$55,709,593	$55,709,593

Total Fixed Contract (cost $55,709,593)		55,709,593

Total Investments (cost $485,358,720) (d) — 100.1%		517,013,550
Liabilities in excess of other assets — (0.1)%		(384,955)

NET ASSETS — 100.0%		$516,628,595

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $502,367,590, tax unrealized appreciation and depreciation were $15,710,659 and $(1,064,699), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$55,709,593	$—	$55,709,593
Mutual Funds	461,303,957	—	—	461,303,957

Total	$461,303,957	$55,709,593	$—	$517,013,550

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.6%

	Shares	Market Value
AUSTRALIA 8.7%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	93,000	$493,297

Airlines 0.0%†
Qantas Airways Ltd.*	165,561	276,782

Beverages 0.1%
Coca-Cola Amatil Ltd.(a)	78,443	962,063

Biotechnology 0.2%
CSL Ltd.(a)	72,413	2,389,209

Capital Markets 0.1%
Macquarie Group Ltd.(a)	48,044	1,299,718

Chemicals 0.2%
Incitec Pivot Ltd.	224,621	765,074
Orica Ltd.	50,208	1,319,225

		2,084,299

Commercial Banks 2.7%
Australia & New Zealand Banking Group Ltd.	362,747	8,250,773
Bendigo and Adelaide Bank Ltd.	50,646	445,509
Commonwealth Bank of Australia	215,081	11,556,444
National Australia Bank Ltd.	303,723	7,687,636
Westpac Banking Corp.	418,122	9,373,141

		37,313,503

Commercial Services & Supplies 0.1%
Brambles Ltd.	204,192	1,575,770

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	20,876	518,643

Construction Materials 0.0%†
Boral Ltd.	100,614	431,349

Containers & Packaging 0.1%
Amcor Ltd.	169,338	1,265,349

Diversified Financial Services 0.1%
ASX Ltd.	24,154	768,872

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	600,843	2,123,670

Electric Utilities 0.0%†
SP AusNet(a)	172,038	176,260

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	26,664	771,272

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	106,038	454,584
Wesfarmers Ltd.	138,777	4,461,472
Woolworths Ltd.(a)	167,862	4,415,646

		9,331,702

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	7,832	493,105

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.(a)	18,105	365,037
Sonic Healthcare Ltd.	51,087	609,317

		974,354

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	64,976	558,066
Echo Entertainment Group Ltd.*	94,829	363,983
TABCORP Holdings Ltd.	85,731	264,852
Tatts Group Ltd.(a)	181,802	489,728

		1,676,629

Information Technology Services 0.0%†
Computershare Ltd.	61,291	497,428

Insurance 0.4%
AMP Ltd.	387,893	1,759,263
Insurance Australia Group Ltd.(a)	286,754	886,031
QBE Insurance Group Ltd.(a)	150,746	1,835,134
Suncorp Group Ltd.(a)	177,493	1,582,969

		6,063,397

Media 0.0%†
Fairfax Media Ltd.(a)	303,548	238,438

Metals & Mining 2.1%
Alumina Ltd.	336,373	457,301
BHP Billiton Ltd.	443,148	17,552,358
Fortescue Metals Group Ltd.(a)	171,782	919,166
Iluka Resources Ltd.	57,751	1,122,254
Lynas Corp., Ltd.*(a)	236,127	331,820
Newcrest Mining Ltd.	105,550	3,777,993
OneSteel Ltd.(a)	194,481	152,746
OZ Minerals Ltd.	44,653	516,890
Rio Tinto Ltd.	60,125	4,411,358

		29,241,886

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	82,612	180,610

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	63,629	985,158

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	20,486	276,661
Origin Energy Ltd.	146,928	2,143,735
Santos Ltd.	130,069	1,856,888
Woodside Petroleum Ltd.(a)	87,555	3,177,831

		7,455,115

Professional Services 0.0%†
Campbell Brothers Ltd.(a)	9,307	513,775

Real Estate Investment Trusts (REITs) 0.6%
CFS Retail Property Trust	254,457	463,670
Dexus Property Group	667,271	630,537
Goodman Group	968,687	658,749
GPT Group	241,178	790,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)

Real Estate Investment Trusts (REITs) (continued)
Mirvac Group	471,169	$617,654
Stockland	328,717	1,172,462
Westfield Group	302,640	2,730,550
Westfield Retail Trust	400,216	1,072,639

		8,137,231

Real Estate Management & Development 0.0%†
Lend Lease Group(a)	74,787	583,602

Road & Rail 0.1%
Asciano Ltd.	134,504	670,847
QR National Ltd.	235,574	928,356

		1,599,203

Transportation Infrastructure 0.1%
Sydney Airport	55,663	157,754
Transurban Group(a)	180,110	1,049,711

		1,207,465

		121,629,154

AUSTRIA 0.3%

Commercial Banks 0.1%
Erste Group Bank AG	26,088	574,740
Raiffeisen Bank International AG(a)	7,179	245,022

		819,762

Diversified Telecommunication Services 0.1%
Telekom Austria AG	45,811	534,540

Electric Utilities 0.0%†
Verbund AG	9,237	251,032

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,811	250,911

Metals & Mining 0.0%†
Voestalpine AG	15,149	497,924

Oil, Gas & Consumable Fuels 0.1%
OMV AG	22,567	740,531

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG*(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	129,540	417,264

		3,511,964

BELGIUM 0.9%

Beverages 0.5%
Anheuser-Busch InBev NV	110,775	6,735,246

Chemicals 0.1%
Solvay SA	8,177	809,163
Umicore SA	15,721	732,317

		1,541,480

Commercial Banks 0.0%†
KBC Groep NV	21,685	413,410

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,127	806,658

Diversified Telecommunication Services 0.1%
Belgacom SA(a)	20,976	655,455

Electrical Equipment 0.0%†
NV Bekaert SA(a)	5,655	230,655

Food & Staples Retailing 0.1%
Colruyt SA	10,440	395,431
Delhaize Group SA	14,046	765,738

		1,161,169

Insurance 0.0%†
Ageas	305,059	635,829

Pharmaceuticals 0.0%†
UCB SA	13,906	566,435

Wireless Telecommunication Services 0.0%†
Mobistar SA	4,573	228,997

		12,975,334

BERMUDA 0.1%

Energy Equipment & Services 0.1%
Seadrill Ltd.	45,314	1,687,307

CHINA 0.0%†

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	315,604	216,997

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	281,166	246,002

		462,999

DENMARK 1.0%

Beverages 0.1%
Carlsberg A/S, Class B	14,755	1,124,720

Chemicals 0.1%
Novozymes A/S, Class B	31,802	897,221

Commercial Banks 0.1%
Danske Bank A/S*	89,968	1,311,334

Diversified Telecommunication Services 0.0%†
TDC A/S	51,176	399,515

Electrical Equipment 0.0%†
Vestas Wind Systems A/S*	28,066	316,649

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	3,139	463,417
William Demant Holding A/S*	3,068	254,278

		717,695

Insurance 0.0%†
Tryg A/S	3,580	194,739

Marine 0.1%
AP Moller - Maersk A/S, Class A	76	534,351
AP Moller - Maersk A/S, Class B	182	1,342,165

		1,876,516

Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	58,679	6,972,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Natiowide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Pharmaceuticals (continued)

Road & Rail 0.0%†
DSV A/S	28,127	$575,831

		14,386,962

FINLAND 0.9%

Auto Components 0.1%
Nokian Renkaat OYJ	15,185	543,636

Communications Equipment 0.2%
Nokia OYJ	516,688	2,595,076

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	20,712	221,138

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,490	410,410

Electric Utilities 0.1%
Fortum OYJ	61,274	1,347,383

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,220	325,873

Insurance 0.1%
Sampo OYJ, Class A	57,948	1,527,473

Machinery 0.2%
Kone OYJ, Class B	21,478	1,172,366
Metso OYJ	17,624	770,988
Wartsila OYJ	23,121	781,441

		2,724,795

Media 0.0%†
Sanoma OYJ(a)	12,186	164,715

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	19,274	216,668

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	80,213	572,820
UPM-Kymmene OYJ	72,404	930,900

		1,503,720

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,117	254,841

		11,835,728

FRANCE 8.6%

Aerospace & Defense 0.1%
Safran SA	23,004	717,623
Thales SA	13,944	477,821

		1,195,444

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	24,831	1,703,764

Automobiles 0.1%
PSA Peugeot Citroen	20,967	387,969
Renault SA	26,513	1,134,194

		1,522,163

Beverages 0.2%
Pernod-Ricard SA	27,392	2,634,905

Building Products 0.2%
Compagnie de Saint-Gobain	55,416	2,474,939

Chemicals 0.4%
Air Liquide SA	39,146	4,940,402
Arkema SA	7,631	618,571

		5,558,973

Commercial Banks 0.7%
BNP Paribas SA	133,316	5,670,509
Credit Agricole SA	137,803	851,577
Natixis	127,445	392,590
Societe Generale SA	91,009	2,432,947

		9,347,623

Commercial Services & Supplies 0.1%
Edenred	21,803	530,322
Societe BIC SA	3,965	353,461

		883,783

Communications Equipment 0.0%†
Alcatel-Lucent*	319,911	564,792

Construction & Engineering 0.3%
Bouygues SA	26,056	813,771
Eiffage SA(a)	5,635	173,206
Vinci SA	62,272	2,897,281

		3,884,258

Construction Materials 0.1%
Imerys SA	4,678	261,171
Lafarge SA	27,735	1,134,818

		1,395,989

Diversified Financial Services 0.0%†
Eurazeo	4,382	191,197

Diversified Telecommunication Services 0.6%
France Telecom SA	255,837	3,846,028
Iliad SA	2,638	319,017
Vivendi SA	172,058	3,609,681

		7,774,726

Electric Utilities 0.1%
EDF SA	33,363	770,402

Electrical Equipment 0.5%
Alstom SA	28,434	1,089,029
Legrand SA	30,868	1,065,816
Schneider Electric SA	67,543	4,205,435

		6,360,280

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritas*	19,889	556,682
Technip SA	13,688	1,289,451

		1,846,133

Food & Staples Retailing 0.2%
Carrefour SA	79,663	1,823,858
Casino Guichard Perrachon SA	7,597	676,944

		2,500,802

Food Products 0.4%
Danone SA	80,577	4,984,880

Health Care Equipment & Supplies 0.1%
Cie Generale d’Optique Essilor International SA	27,740	2,034,738

Hotels, Restaurants & Leisure 0.1%
Accor SA	20,335	619,412
Sodexo(a)	13,004	966,139

		1,585,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Industrial Conglomerates 0.0%†
Wendel SA	4,529	$337,653

Information Technology Services 0.1%
AtoS	6,778	341,237
Cap Gemini SA	20,407	746,064

		1,087,301

Insurance 0.3%
AXA SA	240,120	3,656,224
CNP Assurances	22,396	302,097
SCOR SE	23,824	600,134

		4,558,455

Machinery 0.1%
Vallourec SA	15,605	1,056,259

Media 0.2%
Eutelsat Communications SA	13,657	507,406
JCDecaux SA*	8,472	215,353
Lagardere SCA	16,271	463,629
Publicis Groupe SA	19,840	999,936
Societe Television Francaise 1	17,699	195,318

		2,381,642

Multiline Retail 0.1%
PPR	10,498	1,657,720

Multi-Utilities 0.4%
GDF Suez	170,846	4,651,231
Suez Environnement Co.	38,571	494,168
Veolia Environnement SA	50,150	571,313

		5,716,712

Office Electronics 0.0%†
Neopost SA(a)	4,540	320,986

Oil, Gas & Consumable Fuels 1.1%
Total SA	292,905	15,524,481

Personal Products 0.2%
L’Oreal SA	33,169	3,533,168

Pharmaceuticals 0.8%
Sanofi	158,147	11,725,480

Professional Services 0.0%†
Bureau Veritas SA	7,533	552,831

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions(a)	3,785	250,403
Gecina SA	2,943	281,464
ICADE(a)	3,102	253,161
Klepierre	14,378	432,524
Unibail-Rodamco SE	12,682	2,440,334

		3,657,886

Software 0.0%†
Dassault Systemes SA	8,334	691,807

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,520	1,065,845
LVMH Moet Hennessy Louis Vuitton SA	35,063	5,680,295

		6,746,140

Transportation Infrastructure 0.1%
Aeroports de Paris	4,773	352,818
Groupe Eurotunnel SA REG	74,294	613,276

		966,094

		119,729,957

GERMANY 7.6%

Air Freight & Logistics 0.1%
Deutsche Post AG REG	116,757	1,946,963

Airlines 0.0%†
Deutsche Lufthansa AG REG	31,561	438,237

Auto Components 0.1%
Continental AG*	11,033	884,683

Automobiles 0.8%
Bayerische Motoren Werke AG	45,683	3,920,228
Daimler AG REG	124,983	6,936,887
Volkswagen AG	4,068	659,819

		11,516,934

Capital Markets 0.4%
Deutsche Bank AG REG	128,252	5,464,621

Chemicals 1.1%
BASF SE	126,736	9,776,334
K+S AG REG	23,761	1,135,941
Lanxess AG	11,474	750,228
Linde AG	23,560	3,746,543
Wacker Chemie AG(a)	2,359	216,841

		15,625,887

Commercial Banks 0.1%
Commerzbank AG*(a)	493,669	1,186,724

Construction & Engineering 0.0%†
Hochtief AG	5,837	377,447

Construction Materials 0.1%
HeidelbergCement AG	19,396	956,979

Diversified Financial Services 0.1%
Deutsche Boerse AG*	26,900	1,588,577

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	387,562	4,366,423

Electric Utilities 0.4%
E.ON AG	248,490	5,331,840

Food & Staples Retailing 0.0%†
Metro AG	17,879	690,096

Food Products 0.0%†
Suedzucker AG	9,070	268,480

Health Care Providers & Services 0.3%
Celesio AG	11,369	219,532
Fresenius Medical Care AG & Co. KGaA	28,814	2,060,016
Fresenius SE & Co. KGaA	15,687	1,594,757

		3,874,305

Household Products 0.1%
Henkel AG & Co. KGaA	17,916	932,613

Industrial Conglomerates 0.8%
Siemens AG REG(a)	113,533	10,721,636

Insurance 0.8%
Allianz SE REG	62,713	6,913,330
Hannover Rueckversicherung AG REG	8,312	442,815

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Insurance (continued)
Muenchener Rueckversicherungs AG REG	24,744	$3,226,797

		10,582,942

Internet Software & Services 0.0%†
United Internet AG REG	14,353	268,722

Machinery 0.1%
GEA Group AG	24,081	775,864
MAN SE	8,749	922,980

		1,698,844

Media 0.1%
Axel Springer AG	5,446	255,865
Kabel Deutschland Holding AG*	12,411	648,349

		904,214

Metals & Mining 0.1%
Salzgitter AG	5,382	322,566
ThyssenKrupp AG(a)	53,229	1,517,365

		1,839,931

Multi-Utilities 0.2%
RWE AG	67,519	2,592,937

Personal Products 0.1%
Beiersdorf AG	13,902	836,145

Pharmaceuticals 0.6%
Bayer AG REG	114,105	8,015,517
Merck KGaA	8,913	931,312

		8,946,829

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	149,907	1,373,748

Software 0.6%
SAP AG	126,961	7,676,285

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	28,864	2,085,524

Trading Companies & Distributors 0.0%†
Brenntag AG	4,615	483,775

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,842	290,977

		105,753,318

GREECE 0.1%

Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	25,263	468,396

Commercial Banks 0.0%†
National Bank of Greece SA*	125,741	451,372

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	36,954	136,658

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	33,670	344,739

		1,401,165

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Resolution Ltd.	196,624	847,162

HONG KONG 2.8%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	176,000	348,054

Commercial Banks 0.3%
Bank of East Asia Ltd.(a)	212,950	867,603
BOC Hong Kong Holdings Ltd.	510,600	1,346,400
Hang Seng Bank Ltd.	105,500	1,359,856
Wing Hang Bank Ltd.	22,000	202,477

		3,776,336

Distributors 0.1%
Li & Fung Ltd.	783,200	1,705,605

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	292,000	333,832
Hong Kong Exchanges and Clearing Ltd.	141,400	2,450,432

		2,784,264

Diversified Telecommunication Services 0.0%†
HKT Trust / HKT Ltd.*	12,130	7,774
PCCW Ltd.	544,000	171,727

		179,501

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	64,500	366,574
CLP Holdings Ltd.	265,500	2,172,426
Power Assets Holdings Ltd.	191,300	1,380,245

		3,919,245

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	654,235	1,552,016

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*	171,000	370,806
Shangri-La Asia Ltd.	193,333	401,248
SJM Holdings Ltd.	228,000	406,741

		1,178,795

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	294,500	2,795,436
NWS Holdings Ltd.	185,500	300,397

		3,095,833

Insurance 0.3%
AIA Group Ltd.	1,163,200	3,878,950

Marine 0.0%†
Orient Overseas International Ltd.	33,938	176,745

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	75,193	175,944

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	310,051	1,128,696

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	192,000	2,582,262
Hang Lung Group Ltd.	121,000	769,149
Hang Lung Properties Ltd.	339,000	1,163,978
Henderson Land Development Co., Ltd.	130,800	708,870
Hopewell Holdings Ltd.	70,569	184,223
Hysan Development Co., Ltd.	80,673	316,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Real Estate Management & Development (continued)
Kerry Properties Ltd.	99,000	$380,009
New World Development Co., Ltd.	495,018	541,557
Sino Land Co., Ltd.	400,200	666,621
Sun Hung Kai Properties Ltd.	194,700	2,693,809
Swire Pacific Ltd., Class A	100,000	1,111,364
Wharf Holdings Ltd.	209,270	1,189,562
Wheelock & Co., Ltd.	126,000	402,031

		12,710,277

Road & Rail 0.1%
MTR Corp.	199,214	663,291

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,300	351,291

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	102,000	312,002

Trading Companies & Distributors 0.1%
Noble Group Ltd.	531,014	566,793

		38,503,638

IRELAND 0.8%

Airlines 0.0%†
Ryanair Holdings PLC*	26,414	145,134

Commercial Banks 0.0%
Irish Bank Resolution Corp., Ltd.*(b)	122,522	0

Construction Materials 0.2%
CRH PLC	98,844	1,964,077
James Hardie Industries SE, CDI	60,287	453,628

		2,417,705

Food Products 0.1%
Kerry Group PLC, Class A	19,365	712,095

Media 0.1%
WPP PLC	174,000	2,048,460

Pharmaceuticals 0.3%
Elan Corp. PLC*	68,993	936,362
Shire PLC	77,603	2,576,185

		3,512,547

Professional Services 0.1%
Experian PLC	138,458	1,878,516

		10,714,457

ISRAEL 0.7%

Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,515	146,181

Chemicals 0.1%
Israel Chemicals Ltd.	61,308	639,892
Israel Corp., Ltd. (The)	350	212,091

		851,983

Commercial Banks 0.1%
Bank Hapoalim BM	145,912	506,751
Bank Leumi Le-Israel BM	162,529	528,012
Israel Discount Bank Ltd., Class A*	110,150	158,001
Mizrahi Tefahot Bank Ltd.	18,610	162,304

		1,355,068

Diversified Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	242,697	419,240

Industrial Conglomerates 0.0%†
Delek Group Ltd.	608	129,088

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	129,762	5,858,677

Software 0.0%†
NICE Systems Ltd.*	8,037	288,262

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	7,491	108,671
Partner Communications Co., Ltd.	12,864	105,973

		214,644

		9,263,143

ITALY 2.3%

Aerospace & Defense 0.0%†
Finmeccanica SpA(a)	50,697	228,798

Auto Components 0.0%†
Pirelli & C SpA	30,130	279,246

Automobiles 0.1%
Fiat SpA(a)	105,459	634,702

Capital Markets 0.0%†
Mediobanca SpA	71,223	419,438

Commercial Banks 0.5%
Banca Carige SpA(a)	86,581	171,299
Banca Monte dei Paschi di Siena SpA(a)	645,341	245,661
Banco Popolare Societa Cooperativa(a)	242,181	366,487
Intesa Sanpaolo SpA	1,390,123	2,662,594
Intesa Sanpaolo SpA - RSP	143,827	215,455
UniCredit SpA	633,471	3,159,586
Unione di Banche Italiane SCPA(a)	111,887	515,019

		7,336,101

Diversified Financial Services 0.0%†
Exor SpA	9,529	220,241

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,295,598	1,320,283
Telecom Italia SpA - RSP	831,091	699,496

		2,019,779

Electric Utilities 0.3%
Enel SpA	908,206	3,719,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)

Electric Utilities (continued)
Terna Rete Elettrica Nazionale SpA	166,295	$609,468

		4,329,291

Electrical Equipment 0.0%†
Prysmian SpA	28,069	422,510

Energy Equipment & Services 0.1%
Saipem SpA	36,526	1,713,438

Gas Utilities 0.1%
Snam Rete Gas SpA	221,661	999,303

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA	15,144	166,202

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	241,285	480,904

Insurance 0.2%
Assicurazioni Generali SpA(a)	161,099	2,517,986

Machinery 0.1%
Fiat Industrial SpA*	105,466	1,036,443

Media 0.0%†
Mediaset SpA	88,793	262,920

Multi-Utilities 0.0%†
A2A SpA(a)	167,378	159,561

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	331,604	7,347,305

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	16,097	529,444

Transportation Infrastructure 0.1%
Atlantia SpA(a)	43,463	677,331

		31,780,943

JAPAN 21.2%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	54,900	910,062

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	115,000	335,730

Auto Components 0.5%
Aisin Seiki Co., Ltd.	26,400	835,757
Bridgestone Corp.	89,700	2,052,431
Denso Corp.	67,100	1,998,602
Koito Manufacturing Co., Ltd.	14,000	226,286
NGK Spark Plug Co., Ltd.	20,000	247,339
NHK Spring Co., Ltd.	22,000	211,561
NOK Corp.	14,300	267,915
Stanley Electric Co., Ltd.	20,000	307,470
Sumitomo Rubber Industries Ltd.	21,700	258,947
Toyoda Gosei Co., Ltd.	10,100	164,758
Toyota Boshoku Corp.	8,600	93,055
Toyota Industries Corp.	24,700	710,305

		7,374,426

Automobiles 2.1%
Daihatsu Motor Co., Ltd.	27,000	522,374
Fuji Heavy Industries Ltd.	81,000	551,863
Honda Motor Co., Ltd.	225,000	7,765,112
Isuzu Motors Ltd.	164,000	832,860
Mazda Motor Corp.*(a)	208,300	345,476
Mitsubishi Motors Corp.*	535,000	647,670
Nissan Motor Co., Ltd.	343,100	3,250,290
Suzuki Motor Corp.	46,400	1,060,498
Toyota Motor Corp.	380,600	14,037,486
Yamaha Motor Co., Ltd.	38,600	512,350

		29,525,979

Beverages 0.2%
Asahi Group Holdings Ltd.(a)	53,400	1,183,706
Coca-Cola West Co., Ltd.	8,900	153,302
Kirin Holdings Co., Ltd.	113,000	1,390,432

		2,727,440

Building Products 0.2%
Asahi Glass Co., Ltd.	139,600	1,138,736
Daikin Industries Ltd.	32,300	938,594
JS Group Corp.	36,700	760,351
Nippon Sheet Glass Co., Ltd.	111,000	224,472
TOTO Ltd.	40,200	327,955

		3,390,108

Capital Markets 0.2%
Daiwa Securities Group, Inc.	229,200	825,843
Nomura Holdings, Inc.	501,000	1,847,030
SBI Holdings, Inc.	2,765	209,162

		2,882,035

Chemicals 1.0%
Air Water, Inc.	20,000	263,901
Asahi Kasei Corp.	174,200	1,105,683
Daicel Corp.	37,000	232,662
Denki Kagaku Kogyo KK	59,000	233,387
Hitachi Chemical Co., Ltd.	15,700	277,233
JSR Corp.	24,700	507,019
Kaneka Corp.	33,500	187,749
Kansai Paint Co., Ltd.	30,000	283,833
Kuraray Co., Ltd.	47,500	691,780
Mitsubishi Chemical Holdings Corp.	187,000	1,052,468
Mitsubishi Gas Chemical Co., Inc.	52,000	294,215
Mitsui Chemicals, Inc.	113,100	358,414
Nitto Denko Corp.	22,810	811,704
Shin-Etsu Chemical Co., Ltd.	56,600	2,947,507
Showa Denko KK	206,000	450,273
Sumitomo Chemical Co., Ltd.	217,200	876,623
Taiyo Nippon Sanso Corp.	36,000	251,536
Teijin Ltd.	128,800	418,455
Toray Industries, Inc.	202,300	1,523,360
Tosoh Corp.	78,000	220,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Chemicals (continued)
Ube Industries Ltd.	139,000	$400,482

		13,388,782

Commercial Banks 2.0%
Aozora Bank Ltd.	80,000	223,123
Bank of Kyoto Ltd. (The)	44,000	380,155
Bank of Yokohama Ltd. (The)	169,000	784,854
Chiba Bank Ltd. (The)	105,300	655,275
Chugoku Bank Ltd. (The)	24,000	328,026
Fukuoka Financial Group, Inc.	106,600	456,111
Gunma Bank Ltd. (The)	52,000	283,909
Hachijuni Bank Ltd. (The)	57,000	334,739
Hiroshima Bank Ltd. (The)	69,000	324,949
Hokuhoku Financial Group, Inc.	172,900	346,323
Iyo Bank Ltd. (The)	33,000	317,801
Joyo Bank Ltd. (The)	90,000	399,317
Mitsubishi UFJ Financial Group, Inc.	1,757,784	8,121,666
Mizuho Financial Group, Inc.	3,147,119	4,765,975
Nishi-Nippon City Bank Ltd. (The)	85,000	249,602
Resona Holdings, Inc.	260,201	1,163,056
Seven Bank Ltd.	91,000	191,573
Shinsei Bank Ltd.	202,000	228,363
Shizuoka Bank Ltd. (The)	80,000	823,043
Sumitomo Mitsui Financial Group, Inc.	185,405	5,929,305
Sumitomo Mitsui Trust Holdings, Inc.	429,769	1,348,227
Suruga Bank Ltd.	25,000	222,813
Yamaguchi Financial Group, Inc.	26,000	249,483

		28,127,688

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	77,700	837,938
Secom Co., Ltd.	29,000	1,358,798
Toppan Printing Co., Ltd.	77,000	617,286

		2,814,022

Computers & Peripherals 0.3%
Fujitsu Ltd.	257,100	1,376,182
NEC Corp.*	363,000	726,511
Seiko Epson Corp.	16,900	215,707
Toshiba Corp.	555,700	2,363,536

		4,681,936

Construction & Engineering 0.2%
Chiyoda Corp.	21,000	245,453
JGC Corp.	29,000	802,252
Kajima Corp.	116,800	395,541
Kinden Corp.	20,000	175,469
Obayashi Corp.	89,500	431,709
Shimizu Corp.	82,000	374,977
Taisei Corp.	141,000	390,648

		2,816,049

Consumer Finance 0.0%†
Aeon Credit Service Co., Ltd.	12,100	185,667
Credit Saison Co., Ltd.	20,500	418,274

		603,941

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	20,900	309,916

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,300	433,442

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,990	335,164
ORIX Corp.	14,450	1,354,216

		1,689,380

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	65,954	3,308,599

Electric Utilities 0.6%
Chubu Electric Power Co., Inc.	94,100	1,733,609
Chugoku Electric Power Co., Inc. (The)	40,900	749,126
Hokkaido Electric Power Co., Inc.	25,200	359,448
Hokuriku Electric Power Co.	23,200	450,775
Kansai Electric Power Co., Inc. (The)	103,600	1,671,245
Kyushu Electric Power Co., Inc.	55,600	799,880
Shikoku Electric Power Co., Inc.	25,200	730,931
Tohoku Electric Power Co., Inc.	62,400	588,421
Tokyo Electric Power Co., Inc. (The)*	199,500	549,853

		7,633,288

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,200	199,201
Furukawa Electric Co., Ltd.	93,300	249,214
GS Yuasa Corp.(a)	48,000	283,646
Mabuchi Motor Co., Ltd.	3,800	163,304
Mitsubishi Electric Corp.	267,600	2,409,330
Nidec Corp.	15,000	1,437,069
Sumitomo Electric Industries Ltd.	104,000	1,256,473
Ushio, Inc.	14,400	210,493

		6,208,730

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	36,200	220,144
FUJIFILM Holdings Corp.	63,900	1,518,301
Hamamatsu Photonics KK	9,200	331,422
Hirose Electric Co., Ltd.	4,400	423,501
Hitachi High-Technologies Corp.	8,200	180,281
Hitachi Ltd.	623,300	3,467,317
HOYA Corp.	60,000	1,275,374
Ibiden Co., Ltd.	16,600	338,778
Keyence Corp.	5,808	1,452,564
Kyocera Corp.	21,100	1,802,933
Murata Manufacturing Co., Ltd.	28,000	1,602,604
Nippon Electric Glass Co., Ltd.	55,000	479,606

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Electronic Equipment, Instruments & Components (continued)
Omron Corp.	28,000	$564,530
Shimadzu Corp.	31,000	270,887
TDK Corp.	17,000	811,913
Yaskawa Electric Corp.	30,000	265,179
Yokogawa Electric Corp.*	28,700	283,998

		15,289,332

Food & Staples Retailing 0.4%
AEON Co., Ltd.(a)	82,800	1,093,470
FamilyMart Co., Ltd.	8,800	356,982
Lawson, Inc.	8,300	505,049
Seven & I Holdings Co., Ltd.	104,000	2,935,464

		4,890,965

Food Products 0.3%
Ajinomoto Co., Inc.	92,000	1,113,501
Kikkoman Corp.	19,000	220,793
MEIJI Holdings Co., Ltd.	9,499	416,038
Nippon Meat Packers, Inc.	24,000	305,515
Nisshin Seifun Group, Inc.	25,900	314,034
Nissin Foods Holdings Co., Ltd.	8,000	304,882
Toyo Suisan Kaisha Ltd.	10,400	256,480
Yakult Honsha Co., Ltd.(a)	13,300	408,669
Yamazaki Baking Co., Ltd.	15,100	200,245

		3,540,157

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	1,040,932
Toho Gas Co., Ltd.	56,000	363,495
Tokyo Gas Co., Ltd.	339,400	1,570,283

		2,974,710

Health Care Equipment & Supplies 0.1%
Olympus Corp.	29,900	505,192
Sysmex Corp.	9,900	327,527
Terumo Corp.	23,300	1,118,932

		1,951,651

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,800	210,694
Medipal Holdings Corp.	22,300	243,465
Miraca Holdings, Inc.	7,700	288,912
Suzuken Co., Ltd.	9,700	283,569

		1,026,640

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	10,024	272,759
Oriental Land Co., Ltd.	6,900	734,199

		1,006,958

Household Durables 0.6%
Casio Computer Co., Ltd.(a)	32,100	188,890
Panasonic Corp.	304,602	2,465,943
Rinnai Corp.	4,400	306,055
Sekisui Chemical Co., Ltd.	60,000	526,773
Sekisui House Ltd.(a)	79,300	745,693
Sharp Corp.	137,900	1,189,402
Sony Corp.	138,600	2,534,093

		7,956,849

Household Products 0.1%
Unicharm Corp.	15,700	825,909

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,100	428,250

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	4,400	204,225
Nomura Research Institute Ltd.	13,800	314,762
NTT Data Corp.	174	571,914
Otsuka Corp.	2,400	172,229

		1,263,130

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,242	1,303,898
MS&AD Insurance Group Holdings	78,655	1,616,663
NKSJ Holdings, Inc.	51,525	1,125,030
Sony Financial Holdings, Inc.	24,000	400,116
T&D Holdings, Inc.	79,900	814,782
Tokio Marine Holdings, Inc.	99,900	2,507,907

		7,768,396

Internet & Catalog Retail 0.1%
Rakuten, Inc.	1,001	1,013,229

Internet Software & Services 0.1%
Dena Co., Ltd.	13,500	342,514
Gree, Inc.(a)	12,700	368,566
Yahoo Japan Corp.	2,006	613,795

		1,324,875

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	26,949	384,269
Nikon Corp.	47,000	1,152,512
Sankyo Co., Ltd.	7,400	362,393
Sega Sammy Holdings, Inc.	29,400	639,362
Shimano, Inc.(a)	10,300	509,627
Yamaha Corp.	23,700	218,540

		3,266,703

Machinery 1.3%
Amada Co., Ltd.	49,000	339,655
FANUC Corp.	26,500	4,461,739
Hino Motors Ltd.	32,000	205,905
Hitachi Construction Machinery Co., Ltd.(a)	14,800	293,318
IHI Corp.	182,000	479,264
Japan Steel Works Ltd. (The)	44,000	356,438
JTEKT Corp.	30,600	328,224
Kawasaki Heavy Industries Ltd.	196,200	578,492
Komatsu Ltd.	130,900	3,691,538
Kubota Corp.	160,100	1,447,889
Kurita Water Industries Ltd.	15,600	424,966
Makita Corp.	15,400	582,789
Mitsubishi Heavy Industries Ltd.	419,200	1,924,221
Nabtesco Corp.	13,100	279,394
NGK Insulators Ltd.	35,000	450,133
NSK Ltd.	60,400	449,984
NTN Corp.	59,600	245,902
SMC Corp.	7,500	1,302,790
Sumitomo Heavy Industries Ltd.	76,000	487,845
THK Co., Ltd.	16,600	357,783

		18,688,269

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	104,000	197,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Marine (continued)
Mitsui OSK Lines Ltd.	158,000	$598,627
Nippon Yusen KK(a)	211,400	537,166

		1,333,100

Media 0.1%
Dentsu, Inc.	24,961	835,028
Hakuhodo DY Holdings, Inc.	3,540	217,669
Jupiter Telecommunications Co., Ltd.	239	238,418
Toho Co., Ltd.	15,200	264,745

		1,555,860

Metals & Mining 0.5%
Daido Steel Co., Ltd.	37,000	242,884
Hitachi Metals Ltd.	20,000	229,989
JFE Holdings, Inc.	63,600	1,136,234
Kobe Steel Ltd.	344,000	565,779
Maruichi Steel Tube Ltd.	5,800	135,560
Mitsubishi Materials Corp.	154,000	482,093
Nippon Steel Corp.	704,000	1,730,965
Nisshin Steel Co., Ltd.	107,900	167,533
Sumitomo Metal Industries Ltd.	464,000	830,478
Sumitomo Metal Mining Co., Ltd.	72,000	1,039,764
Yamato Kogyo Co., Ltd.	6,600	207,861

		6,769,140

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	51,678	583,291
J. Front Retailing Co., Ltd.	66,200	326,827
Marui Group Co., Ltd.	30,700	247,172
Takashimaya Co., Ltd.	35,000	272,658

		1,429,948

Office Electronics 0.6%
Brother Industries Ltd.	32,500	438,407
Canon, Inc.	156,400	6,713,518
Konica Minolta Holdings, Inc.	65,900	480,650
Ricoh Co., Ltd.	92,200	779,216

		8,411,791

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.	81,000	236,133
Idemitsu Kosan Co., Ltd.	3,000	325,244
Inpex Corp.	303	2,072,998
Japan Petroleum Exploration Co.	4,400	195,154
JX Holdings, Inc.	309,817	1,878,769
Showa Shell Sekiyu KK	29,600	203,291
TonenGeneral Sekiyu KK	39,000	372,292

		5,283,881

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.(a)	13,337	286,498
OJI Paper Co., Ltd.	117,000	602,336

		888,834

Personal Products 0.2%
Kao Corp.	72,600	1,913,720
Shiseido Co., Ltd.	49,700	914,836

		2,828,556

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	61,300	2,518,852
Chugai Pharmaceutical Co., Ltd.	30,900	492,234
Daiichi Sankyo Co., Ltd.	92,900	1,773,594
Dainippon Sumitomo Pharma Co., Ltd.	21,900	253,131
Eisai Co., Ltd.	34,800	1,442,488
Hisamitsu Pharmaceutical Co., Inc.	8,500	368,789
Kyowa Hakko Kirin Co., Ltd.	36,000	444,460
Mitsubishi Tanabe Pharma Corp.	31,000	438,097
Ono Pharmaceutical Co., Ltd.	11,400	643,732
Otsuka Holdings Co., Ltd.	34,600	981,097
Santen Pharmaceutical Co., Ltd.	10,200	418,774
Shionogi & Co., Ltd.	41,200	550,626
Taisho Pharmaceutical Holdings Co., Ltd.*	4,970	436,880
Takeda Pharmaceutical Co., Ltd.	109,000	4,738,749
Tsumura & Co.	8,900	265,796

		15,767,299

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	100	239,314
Japan Real Estate Investment Corp.	64	560,622
Japan Retail Fund Investment Corp.	259	376,479
Nippon Building Fund, Inc.	76	682,927
Nomura Real Estate Office Fund, Inc.	41	219,945

		2,079,287

Real Estate Management & Development 0.6%
Aeon Mall Co., Ltd.	10,000	221,989
Daito Trust Construction Co., Ltd.	10,000	944,204
Daiwa House Industry Co., Ltd.	66,000	834,911
Mitsubishi Estate Co., Ltd.	172,600	2,762,930
Mitsui Fudosan Co., Ltd.	115,700	1,909,349
Nomura Real Estate Holdings, Inc.	11,800	183,732
NTT Urban Development Corp.	188	138,023
Sumitomo Realty & Development Co., Ltd.	50,000	952,870
Tokyu Land Corp.	55,000	229,143

		8,177,151

Road & Rail 0.8%
Central Japan Railway Co.	208	1,790,556
East Japan Railway Co.	46,890	3,043,347
Keikyu Corp.	65,000	597,085
Keio Corp.	79,400	586,031
Keisei Electric Railway Co., Ltd.	38,000	286,757
Kintetsu Corp.(a)	224,500	904,261
Nippon Express Co., Ltd.	117,500	471,555
Odakyu Electric Railway Co., Ltd.(a)	86,100	855,989
Tobu Railway Co., Ltd.	141,000	739,396
Tokyu Corp.	156,900	773,107
West Japan Railway Co.	23,400	994,311

		11,042,395

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	20,600	237,065
Elpida Memory, Inc.*(a)	37,600	159,740
Rohm Co., Ltd.	13,300	659,176
Sumco Corp.*(a)	17,100	146,732
Tokyo Electron Ltd.	23,700	1,351,028

		2,553,741

Software 0.2%
Konami Corp.	12,900	342,003
Nintendo Co., Ltd.	13,700	1,860,555
Oracle Corp. Japan	5,800	203,244
Square Enix Holdings Co., Ltd.	7,400	149,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Software (continued)
Trend Micro, Inc.	14,500	$461,147

		3,016,407

Specialty Retail 0.3%
ABC-Mart, Inc.	2,900	103,904
Fast Retailing Co., Ltd.	7,400	1,474,963
Nitori Holdings Co., Ltd.	5,150	473,631
Sanrio Co., Ltd.(a)	6,100	273,836
Shimamura Co., Ltd.	3,100	320,835
USS Co., Ltd.	3,020	288,862
Yamada Denki Co., Ltd.	11,330	724,898

		3,660,929

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,700	212,563

Tobacco 0.2%
Japan Tobacco, Inc.	621	3,066,456

Trading Companies & Distributors 1.1%
ITOCHU Corp.	207,700	2,261,727
Marubeni Corp.	228,000	1,576,826
Mitsubishi Corp.	193,900	4,434,165
Mitsui & Co., Ltd.	239,800	4,076,458
Sojitz Corp.	157,367	271,776
Sumitomo Corp.	155,300	2,238,428
Toyota Tsusho Corp.	29,300	556,602

		15,415,982

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	291,093
Mitsubishi Logistics Corp.	16,400	189,478

		480,571

Wireless Telecommunication Services 0.7%
KDDI Corp.	402	2,552,875
NTT DoCoMo, Inc.	2,108	3,748,533
Softbank Corp.	122,300	3,417,775

		9,719,183

		296,070,650

JERSEY, CHANNEL ISLANDS 0.1%

Metals & Mining 0.1%
Randgold Resources Ltd.	12,621	1,437,086

LUXEMBOURG 0.4%

Energy Equipment & Services 0.1%
Tenaris SA	65,140	1,280,055

Media 0.0%†
SES SA, FDR	41,337	977,671

Metals & Mining 0.2%
ArcelorMittal	118,444	2,433,214

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	10,532	1,042,669

		5,733,609

MACAU 0.1%

Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*(a)	333,100	1,122,252
Wynn Macau Ltd.(a)	214,400	547,595

		1,669,847

MAURITIUS 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	47,204	96,427

MEXICO 0.1%

Metals & Mining 0.1%
Fresnillo PLC	24,725	677,534

NETHERLANDS 4.8%

Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	56,564	1,901,835

Air Freight & Logistics 0.0%†
TNT Express NV	48,667	408,700

Beverages 0.2%
Heineken Holding NV	15,888	642,949
Heineken NV	35,759	1,655,322

		2,298,271

Chemicals 0.2%
Akzo Nobel NV	31,959	1,667,609
Koninklijke DSM NV	21,271	1,093,328

		2,760,937

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	9,742	378,267

Diversified Financial Services 0.4%
ING Groep NV, CVA*	528,481	4,821,650

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	203,849	2,236,924

Energy Equipment & Services 0.1%
Fugro NV, CVA	9,540	628,898
SBM Offshore NV	23,598	401,012

		1,029,910

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	160,298	2,127,174

Food Products 0.5%
Unilever NV, CVA	224,775	7,490,730

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	139,210	2,819,666

Insurance 0.1%
Aegon NV*	237,059	1,151,667
Delta Lloyd NV	12,700	232,760

		1,384,427

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,138	524,930

Media 0.1%
Reed Elsevier NV	94,881	1,132,396
Wolters Kluwer NV	41,602	755,791

		1,888,187

Oil, Gas & Consumable Fuels 2.3%
Royal Dutch Shell PLC, Class A	499,381	17,716,436
Royal Dutch Shell PLC, Class B	370,407	13,537,299

		31,253,735

Professional Services 0.0%†
Randstad Holding NV	16,499	563,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,268	$385,294

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	59,503	2,557,985

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,694	527,857

		67,359,979

NEW ZEALAND 0.1%

Construction Materials 0.1%
Fletcher Building Ltd.(a)	93,550	503,126

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.(a)	265,323	462,669

Electric Utilities 0.0%†
Contact Energy Ltd.*	51,208	202,002

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.(a)	86,105	250,497

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	125,999	255,032

		1,673,326

NORWAY 0.7%

Chemicals 0.1%
Yara International ASA	25,897	1,044,388

Commercial Banks 0.1%
DNB ASA	134,812	1,422,282

Diversified Telecommunication Services 0.1%
Telenor ASA	99,837	1,628,461

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,801	305,120

Industrial Conglomerates 0.1%
Orkla ASA	106,431	863,479

Insurance 0.0%†
Gjensidige Forsikring ASA	27,561	318,590

Metals & Mining 0.0%†
Norsk Hydro ASA	128,390	679,627

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	153,986	3,876,936

		10,138,883

PORTUGAL 0.2%

Commercial Banks 0.0%†
Banco Espirito Santo SA REG(a)	114,156	188,883

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	30,660	206,718

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	92,709	460,912

Electric Utilities 0.1%
EDP - Energias de Portugal SA	263,230	768,432

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA*	30,368	507,390

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA, Class B	31,898	515,010

		2,647,345

SINGAPORE 1.7%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	211,000	493,738

Airlines 0.1%
Singapore Airlines Ltd.	74,613	657,089

Commercial Banks 0.5%
DBS Group Holdings Ltd.	242,050	2,597,888
Oversea-Chinese Banking Corp., Ltd.	350,600	2,388,832
United Overseas Bank Ltd.	173,500	2,381,655

		7,368,375

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	14,604	594,816

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	117,900	607,464

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,100,003	2,709,214

Food & Staples Retailing 0.0%†
Olam International Ltd.	201,500	414,561

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	536,214
Wilmar International Ltd.	265,158	1,125,081

		1,661,295

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*	841,217	1,085,973

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	126,369	681,217
Keppel Corp., Ltd.	196,600	1,692,030
SembCorp Industries Ltd.	135,243	511,484

		2,884,731

Machinery 0.0%†
Cosco Corp. Singapore Ltd.(a)	147,066	137,453
SembCorp Marine Ltd.(a)	115,200	452,894

		590,347

Marine 0.0%†
Neptune Orient Lines Ltd.	121,649	125,459

Media 0.1%
Singapore Press Holdings Ltd.	213,500	629,128

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	244,306	361,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)

Real Estate Investment Trusts (REITs) (continued)
CapitaMall Trust	297,800	$404,032

		765,878

Real Estate Management & Development 0.2%
CapitaLand Ltd.	353,345	736,725
CapitaMalls Asia Ltd.	203,800	214,014
City Developments Ltd.	69,099	540,448
Global Logistic Properties Ltd.*	253,000	399,578
Keppel Land Ltd.	108,000	243,697
UOL Group Ltd.	63,120	230,382

		2,364,844

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	280,620	330,609

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	720,000	539,084

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	93,181	209,444

		24,032,049

SPAIN 3.1%

Biotechnology 0.0%†
Grifols SA*(a)	19,009	347,504

Commercial Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA	632,442	5,549,174
Banco de Sabadell SA(a)	153,332	566,972
Banco Popular Espanol SA(a)	135,151	582,162
Banco Santander SA	1,167,848	9,119,607
Bankia SA*	119,448	541,874
Bankinter SA(a)	30,849	207,415
CaixaBank	104,011	523,345

		17,090,549

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA(a)	19,525	603,337
Ferrovial SA	50,574	592,550
Fomento de Construcciones y Contratas SA(a)	7,331	172,512

		1,368,399

Diversified Telecommunication Services 0.7%
Telefonica SA	566,789	9,891,676

Electric Utilities 0.3%
Acciona SA	3,430	275,808
Iberdrola SA	527,557	3,116,302
Red Electrica Corp. SA	14,923	687,228

		4,079,338

Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA*	79,589	368,422

Gas Utilities 0.1%
Enagas SA	24,685	494,958
Gas Natural SDG SA	47,870	784,494

		1,279,452

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	33,236	191,474

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A(a)	43,208	741,316
Indra Sistemas SA(a)	14,176	186,977

		928,293

Insurance 0.0%†
Mapfre SA	106,107	353,393

Machinery 0.0%†
Zardoya Otis SA(a)	20,221	288,753

Metals & Mining 0.0%†
Acerinox SA(a)	14,504	206,083

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	109,491	3,019,158

Specialty Retail 0.2%
Industria de Diseno Textil SA	30,100	2,630,331

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	53,514	903,232

		42,946,057

SWEDEN 3.0%

Building Products 0.1%
Assa Abloy AB, Class B	43,335	1,179,171

Capital Markets 0.0%†
Ratos AB, Class B	26,404	333,390

Commercial Banks 0.6%
Nordea Bank AB	362,965	3,046,884
Skandinaviska Enskilda Banken AB, Class A	194,568	1,226,267
Svenska Handelsbanken AB, Class A	67,579	2,032,665
Swedbank AB	111,670	1,607,348

		7,913,164

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,162	406,649

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	415,532	3,867,035

Construction & Engineering 0.1%
Skanska AB, Class B	55,161	965,762

Diversified Financial Services 0.1%
Industrivarden AB, Class C	17,054	242,601
Investor AB, Class B	62,831	1,274,269
Kinnevik Investment AB, Class B	28,356	593,890

		2,110,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	43,725	$836,126
TeliaSonera AB	298,694	1,991,261

		2,827,387

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B	34,943	604,689

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	27,602	750,937

Household Durables 0.1%
Electrolux AB	33,159	609,234
Husqvarna AB, Class B	61,435	324,982

		934,216

Machinery 0.8%
Alfa Laval AB	46,568	955,919
Atlas Copco AB, Class A	92,644	2,209,088
Atlas Copco AB, Class B	53,825	1,140,700
Sandvik AB	139,110	2,061,794
Scania AB, Class B	44,130	762,296
SKF AB, Class B	53,993	1,279,264
Volvo AB, Class B	191,604	2,487,240

		10,896,301

Media 0.0%†
Modern Times Group AB, Class B	6,714	336,709

Metals & Mining 0.1%
Boliden AB	37,715	646,929
SSAB AB, Class A	23,062	242,509

		889,438

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	30,692	693,086

Paper & Forest Products 0.1%
Holmen AB, Class B	7,273	210,951
Svenska Cellulosa AB, Class B	79,697	1,333,240

		1,544,191

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	141,079	4,622,247

Tobacco 0.1%
Swedish Match AB	29,380	1,024,390

		41,899,522

SWITZERLAND 8.8%

Biotechnology 0.0%†
Actelion Ltd. REG*	15,258	585,487

Building Products 0.1%
Geberit AG REG*	5,400	1,117,591

Capital Markets 0.9%
Credit Suisse Group AG REG*	157,428	4,096,193
GAM Holding AG*	26,650	341,452
Julius Baer Group Ltd.*	28,503	1,161,577
Partners Group Holding AG	1,840	322,116
UBS AG REG*	502,170	6,851,208

		12,772,546

Chemicals 0.4%
Givaudan SA REG*	1,146	1,072,138
Sika AG	282	583,284
Syngenta AG REG*	13,053	3,963,860

		5,619,282

Construction Materials 0.1%
Holcim Ltd. REG*	33,844	1,936,942

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,723	261,428

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,216	1,271,406

Electrical Equipment 0.5%
ABB Ltd. REG*	302,472	6,312,533

Energy Equipment & Services 0.2%
Transocean Ltd.	47,720	2,273,498

Food Products 2.0%
Aryzta AG*	11,651	538,571
Barry Callebaut AG*	249	234,447
Lindt & Spruengli AG REG	16	547,540
Lindt & Spruengli AG - Participation Certificate	123	355,563
Nestle SA REG	455,365	26,130,694

		27,806,815

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,776	694,767
Straumann Holding AG REG	947	170,632

		865,399

Insurance 0.6%
Baloise Holding AG REG	6,549	502,917
Swiss Life Holding AG REG*	4,201	417,672
Swiss Re AG*	47,635	2,592,188
Zurich Financial Services AG*	20,095	4,836,254

		8,349,031

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,930	375,370

Machinery 0.1%
Schindler Holding AG REG	2,968	345,469
Schindler Holding AG - Participation Certificate	6,704	780,161
Sulzer AG REG	3,306	415,248

		1,540,878

Marine 0.1%
Kuehne + Nagel International AG REG	7,448	938,344

Metals & Mining 0.4%
Glencore International PLC	114,566	744,807

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

		Market Value
	Shares
SWITZERLAND (continued)

Metals & Mining (continued)
Xstrata PLC	286,345	$4,873,973

		5,618,780

Pharmaceuticals 2.4%
Novartis AG REG	322,035	17,477,916
Roche Holding AG	96,945	16,447,158

		33,925,074

Professional Services 0.2%
Adecco SA REG*	18,272	870,057
SGS SA REG	755	1,359,145

		2,229,202

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	87,884	586,535

Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	72,023	4,093,488
Swatch Group AG (The)	10,240	2,241,009

		6,334,497

Trading Companies & Distributors 0.1%
Wolseley PLC	39,303	1,363,240

		122,083,878

UNITED KINGDOM 19.3%

Aerospace & Defense 0.5%
BAE Systems PLC	463,909	2,254,366
Cobham PLC	152,238	439,967
Meggitt PLC	107,177	614,078
Rolls-Royce Holdings PLC*	258,315	2,999,547

		6,307,958

Airlines 0.0%†
International Consolidated Airlines Group SA - EUR*	45,806	127,769
International Consolidated Airlines Group SA - GBP*	82,024	229,478

		357,247

Auto Components 0.0%†
GKN PLC	214,177	709,289

Beverages 0.9%
Diageo PLC	345,514	7,647,580
SABMiller PLC	131,518	4,998,882

		12,646,462

Capital Markets 0.1%
3i Group PLC	133,814	389,955
ICAP PLC	76,638	406,154
Investec PLC	73,967	438,545
Man Group PLC	260,004	475,316
Schroders PLC	15,574	356,184

		2,066,154

Chemicals 0.1%
Johnson Matthey PLC	29,609	959,469

Commercial Banks 2.7%
Barclays PLC	1,598,082	5,358,462
HSBC Holdings PLC	2,462,617	20,575,449
Lloyds Banking Group PLC*	5,689,193	2,751,216
Royal Bank of Scotland Group PLC*	2,450,506	1,028,157
Standard Chartered PLC	328,284	7,933,926

		37,647,210

Commercial Services & Supplies 0.2%
Aggreko PLC	36,691	1,213,693
Babcock International Group PLC	49,514	570,101
G4S PLC	194,560	827,304
Serco Group PLC	68,039	545,421

		3,156,519

Construction & Engineering 0.0%†
Balfour Beatty PLC	94,730	409,803

Containers & Packaging 0.0%†
Rexam PLC	120,939	714,154

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	20,542	282,176

Diversified Telecommunication Services 0.3%
BT Group PLC	1,072,545	3,450,457
Inmarsat PLC	62,580	395,344

		3,845,801

Electric Utilities 0.2%
SSE PLC	129,271	2,494,146

Energy Equipment & Services 0.2%
AMEC PLC	45,810	726,760
Petrofac Ltd.	35,772	822,684
Subsea 7 SA*	38,814	786,797

		2,336,241

Food & Staples Retailing 0.6%
J Sainsbury PLC	168,268	765,831
Tesco PLC	1,106,061	5,577,367
WM Morrison Supermarkets PLC	302,023	1,362,570

		7,705,768

Food Products 0.5%
Associated British Foods PLC	49,135	893,670
Tate & Lyle PLC	64,457	673,331
Unilever PLC	177,094	5,723,129

		7,290,130

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	123,149	1,193,457

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	25,268	755,769
Compass Group PLC	261,743	2,432,721
Intercontinental Hotels Group PLC	40,035	816,406
Tui Travel PLC	66,441	200,629

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Hotels, Restaurants & Leisure (continued)
Whitbread PLC	24,444	$634,260

		4,839,785

Household Products 0.3%
Reckitt Benckiser Group PLC	85,435	4,551,375

Independent Power Producers & Energy Traders 0.1%
International Power PLC	210,793	1,115,735

Industrial Conglomerates 0.1%
Smiths Group PLC	54,129	820,382

Insurance 0.8%
Admiral Group PLC	27,949	415,234
Aviva PLC	394,985	2,178,255
Legal & General Group PLC	809,959	1,473,938
Old Mutual PLC	762,612	1,758,104
Prudential PLC	351,534	3,888,321
RSA Insurance Group PLC	486,139	812,597
Standard Life PLC	321,137	1,104,152

		11,630,601

Machinery 0.1%
Invensys PLC	111,918	357,357
Weir Group PLC (The)	29,148	900,528

		1,257,885

Media 0.4%
British Sky Broadcasting Group PLC	157,183	1,711,593
ITV PLC	509,450	602,789
Pearson PLC	112,384	2,080,935
Reed Elsevier PLC	167,811	1,390,389

		5,785,706

Metals & Mining 2.3%
Anglo American PLC	182,575	7,577,487
Antofagasta PLC	54,394	1,113,336
BHP Billiton PLC	291,434	9,797,089
Eurasian Natural Resources Corp. PLC	35,499	387,354
Kazakhmys PLC	29,516	530,671
Lonmin PLC	22,345	364,694
Rio Tinto PLC	193,029	11,628,328
Vedanta Resources PLC	14,948	282,554

		31,681,513

Multiline Retail 0.2%
Marks & Spencer Group PLC	218,673	1,128,055
Next PLC	23,788	983,085

		2,111,140

Multi-Utilities 0.6%
Centrica PLC	713,542	3,303,787
National Grid PLC	491,096	4,890,218

		8,194,005

Oil, Gas & Consumable Fuels 2.4%
BG Group PLC	467,754	10,539,709
BP PLC	2,613,931	19,663,524
Cairn Energy PLC*	193,954	864,313
Tullow Oil PLC	124,715	2,739,352

		33,806,898

Pharmaceuticals 1.8%
AstraZeneca PLC	185,438	8,931,242
GlaxoSmithKline PLC	700,195	15,574,981

		24,506,223

Professional Services 0.1%
Capita PLC	84,589	820,738
Intertek Group PLC	22,086	736,135

		1,556,873

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	116,466	898,297
Capital Shopping Centres Group PLC	76,986	392,741
Hammerson PLC	98,258	584,926
Land Securities Group PLC	106,975	1,137,909
Segro PLC	102,214	354,555

		3,368,428

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	186,067	1,790,774

Software 0.1%
Sage Group PLC (The)	182,546	844,572

Specialty Retail 0.1%
Kingfisher PLC	326,127	1,316,771

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	60,470	1,281,486

Tobacco 1.3%
British American Tobacco PLC	272,790	12,561,487
Imperial Tobacco Group PLC	139,816	5,007,133

		17,568,620

Trading Companies & Distributors 0.0%†
Bunzl PLC	45,561	618,885

Water Utilities 0.1%
Severn Trent PLC	32,763	788,144
United Utilities Group PLC	94,035	892,977

		1,681,121

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	7,014,082	18,918,111

		269,368,873

UNITED STATES 0.1%

Health Care Equipment & Supplies 0.1%
Synthes, Inc. Reg. S(c)	9,008	1,535,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Metals & Mining 0.0%†
Sims Metal Management Ltd.	20,923	$335,580

		1,871,111

Total Common Stocks (cost $1,441,816,776)		1,374,189,407

Preferred Stocks 0.5%

	Shares	Market Value

GERMANY 0.5%

Automobiles 0.4%
Bayerische Motoren Werke AG	7,194	410,761
Porsche Automobil Holding SE	21,122	1,300,703
Volkswagen AG	19,954	3,546,661

		5,258,125

Household Products 0.1%
Henkel AG & Co. KGaA	24,578	1,518,591

Media 0.0%†
ProSiebenSat.1 Media AG	11,031	259,803

Multi-Utilities 0.0%†
RWE AG	5,847	209,032

		7,245,551

Total Preferred Stocks (cost $6,210,705)		7,245,551

Mutual Fund 0.0%

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (d)	684,535	684,535
Total Mutual Fund (cost $684,535)		684,535

Repurchase Agreement 3.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%, dated 01/31/12, due 02/01/12, repurchase price $48,831,669, collateralized by U.S. Government Treasury Securities ranging from 1.25% - 3.13%, maturing 01/31/19 - 05/15/21; total market value $49,808,418. (e)	$48,831,371	48,831,371

Total Repurchase Agreement (cost $48,831,371)		48,831,371

Total Investments (cost $1,497,543,387) (f) — 102.6%		1,430,950,864

Liabilities in excess of other assets — (2.6)%		(36,152,670)

NET ASSETS — 100.0%		$1,394,798,194

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $46,513,466.
(b)	Fair Valued Security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $1,535,531 which represents 0.11% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $48,831,371.
(f)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,594,002,386, tax unrealized appreciation and depreciation were $121,959,683 and $(285,011,205), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
EUR	Euro
FDR	Fiduciary Depositary Receipt
GBP	British Pound
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At January 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
129	DJ Euro Stoxx 50	03/16/12	$4,083,471	$212,782
10	E-Mini MSCI EAFE Index	03/16/12	742,800	42,285
44	FTSE 100 Index	03/16/12	3,913,625	72,387
51	SGX Nikkei 225 Index	03/08/12	2,944,109	124,701
15	SPI 200 Index	03/15/12	1,682,450	60,896

			$13,366,455	$513,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

	$000,00	$000,00	$000,00	$000,00
Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$10,273,954	$—	$10,273,954
Air Freight & Logistics	—	3,759,022	—	3,759,022
Airlines	—	2,558,273	—	2,558,273
Auto Components	—	11,495,044	—	11,495,044
Automobiles	—	43,199,778	—	43,199,778
Beverages	—	29,597,503	—	29,597,503
Biotechnology	—	3,322,200	—	3,322,200
Building Products	—	8,161,809	—	8,161,809
Capital Markets	—	25,237,902	—	25,237,902
Chemicals	—	50,332,701	—	50,332,701
Commercial Banks	—	163,069,384	—	163,069,384
Commercial Services & Supplies	—	8,836,743	—	8,836,743
Communications Equipment	—	7,026,903	—	7,026,903
Computers & Peripherals	—	4,681,936	—	4,681,936
Construction & Engineering	—	10,718,628	—	10,718,628
Construction Materials	—	7,848,808	—	7,848,808
Consumer Finance	—	603,941	—	603,941
Containers & Packaging	—	2,289,419	—	2,289,419
Distributors	—	2,300,421	—	2,300,421
Diversified Consumer Services	—	433,442	—	433,442
Diversified Financial Services	—	16,353,805	—	16,353,805
Diversified Telecommunication Services	—	47,662,966	—	47,662,966
Electric Utilities	—	31,302,659	—	31,302,659
Electrical Equipment	—	19,851,357	—	19,851,357
Electronic Equipment, Instruments & Components	—	16,111,018	—	16,111,018
Energy Equipment & Services	—	13,242,974	—	13,242,974
Food & Staples Retailing	—	30,023,922	—	30,023,922
Food Products	—	53,754,582	—	53,754,582
Gas Utilities	—	6,805,481	—	6,805,481
Health Care Equipment & Supplies	—	9,542,513	—	9,542,513
Health Care Providers & Services	—	5,875,299	—	5,875,299
Hotels, Restaurants & Leisure	—	13,804,976	—	13,804,976
Household Durables	—	8,891,065	—	8,891,065
Household Products	—	6,309,897	—	6,309,897
Independent Power Producers & Energy Traders	—	2,216,363	—	2,216,363
Industrial Conglomerates	—	21,672,468	—	21,672,468
Information Technology Services	—	3,776,152	—	3,776,152
Insurance	—	60,862,282	—	60,862,282
Internet & Catalog Retail	—	1,013,229	—	1,013,229
Internet Software & Services	—	1,593,597	—	1,593,597
Leisure Equipment & Products	—	3,266,703	—	3,266,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$—	$900,300	$—	$900,300
Machinery	—	40,024,776	—	40,024,776
Marine	—	4,450,164	—	4,450,164
Media	—	17,173,650	—	17,173,650
Metals & Mining	—	82,307,736	—	82,307,736
Multiline Retail	—	5,555,362	—	5,555,362
Multi-Utilities	—	17,648,373	—	17,648,373
Office Electronics	—	8,732,777	—	8,732,777
Oil, Gas & Consumable Fuels	—	109,829,231	—	109,829,231
Paper & Forest Products	—	3,936,745	—	3,936,745
Personal Products	—	7,197,869	—	7,197,869
Pharmaceuticals	—	112,036,147	—	112,036,147
Professional Services	—	7,294,697	—	7,294,697
Real Estate Investment Trusts (REITs)	—	19,522,700	—	19,522,700
Real Estate Management & Development	—	24,253,138	—	24,253,138
Road & Rail	—	14,211,329	—	14,211,329
Semiconductors & Semiconductor Equipment	—	9,214,074	—	9,214,074
Software	—	12,517,333	—	12,517,333
Specialty Retail	—	12,230,278	—	12,230,278
Textiles, Apparel & Luxury Goods	—	17,501,656	—	17,501,656
Tobacco	—	21,659,466	—	21,659,466
Trading Companies & Distributors	—	18,448,675	—	18,448,675
Transportation Infrastructure	—	5,847,643	—	5,847,643
Water Utilities	—	1,681,121	—	1,681,121
Wireless Telecommunication Services	—	30,333,048	—	30,333,048

Total Common Stocks	$—	$1,374,189,407	$—	$1,374,189,407

Futures Contracts	513,051	—	—	513,051
Mutual Fund	684,535	—	—	684,535
Preferred Stocks*	—	7,245,551	—	7,245,551
Repurchase Agreement	—	48,831,371	—	48,831,371

Total	$1,197,586	$1,430,266,329	$—	$1,431,463,915

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	$000,000,00	$000,000,00
	Common Stocks	Total
Balance as of 10/31/11	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Index Fund

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2012

Assets:		Fair Value
Futures Contracts
Equity and currency risk	Unrealized appreciation from futures contracts	$513,051

Total		$513,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide International Value Fund

Common Stocks 96.7%

	Shares	Market Value
AUSTRALIA 3.3%

Chemicals 1.7%
Orica Ltd.	119,476	$3,139,255

Commercial Banks 1.6%
National Australia Bank Ltd.	121,192	3,067,532

		6,206,787

BELGIUM 1.7%

Beverages 1.7%
Anheuser-Busch InBev NV	51,129	3,108,701

CANADA 7.7%

Commercial Banks 2.1%
Royal Bank of Canada	73,900	3,859,722

Metals & Mining 1.5%
Teck Resources Ltd., Class B	66,000	2,798,763

Oil, Gas & Consumable Fuels 4.1%
Canadian Oil Sands Ltd.	98,900	2,452,034
Petrobank Energy & Resources Ltd.*	149,400	2,080,008
Suncor Energy, Inc.	94,400	3,251,796

		7,783,838

		14,442,323

COLOMBIA 1.1%

Oil, Gas & Consumable Fuels 1.1%
Petrominerales Ltd.	97,700	2,039,355

DENMARK 1.8%

Construction & Engineering 1.8%
FLSmidth & Co. A/S	44,640	3,307,494

FINLAND 1.7%

Insurance 1.7%
Sampo OYJ, Class A	123,844	3,264,450

FRANCE 4.0%

Commercial Banks 1.1%
BNP Paribas SA	47,437	2,017,702

Electrical Equipment 0.8%
Schneider Electric SA	24,640	1,534,162

Food & Staples Retailing 2.1%
Carrefour SA	168,393	3,855,303

		7,407,167

GERMANY 11.0%

Construction Materials 1.2%
HeidelbergCement AG	44,612	2,201,110

Electric Utilities 1.3%
E.ON AG	114,451	2,455,771

Food & Staples Retailing 1.0%
Metro AG	47,412	1,830,015

Health Care Providers & Services 1.7%
Fresenius Medical Care AG & Co. KGaA	45,961	3,285,917

Machinery 1.3%
MAN SE	22,415	2,364,681

Personal Products 1.4%
Beiersdorf AG	44,485	2,675,580

Semiconductors & Semiconductor Equipment 1.4%
Infineon Technologies AG	286,734	2,627,631

Software 1.7%
SAP AG	51,659	3,123,394

		20,564,099

HONG KONG 4.2%

Industrial Conglomerates 1.6%
Jardine Matheson Holdings Ltd.	55,600	2,875,441

Insurance 1.4%
AIA Group Ltd.	802,400	2,675,782

Real Estate Management & Development 1.2%
New World Development Co., Ltd.	2,036,334	2,227,779

		7,779,002

IRELAND 1.0%

Airlines 1.0%
Ryanair Holdings PLC, ADR*	55,100	1,848,054

ISRAEL 1.1%

Pharmaceuticals 1.1%
Teva Pharmaceutical Industries Ltd., ADR	46,100	2,080,493

ITALY 1.7%

Machinery 1.7%
Fiat Industrial SpA*	328,224	3,225,547

JAPAN 16.1%

Automobiles 1.1%
Nissan Motor Co., Ltd.	218,000	2,065,180

Building Products 1.1%
Asahi Glass Co., Ltd.	250,000	2,039,284

Chemicals 1.5%
Shin-Etsu Chemical Co., Ltd.	54,200	2,822,525

Commercial Banks 2.3%
Mitsubishi UFJ Financial Group, Inc.	908,200	4,196,248

Diversified Financial Services 1.0%
ORIX Corp.	19,810	1,856,541

Gas Utilities 0.9%
Tokyo Gas Co., Ltd.	363,000	1,679,472

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Insurance 1.6%
Tokio Marine Holdings, Inc.	119,900	$3,009,990

Leisure Equipment & Products 1.2%
Sankyo Co., Ltd.	47,200	2,311,477

Machinery 1.1%
THK Co., Ltd.	96,100	2,071,260

Trading Companies & Distributors 3.3%
ITOCHU Corp.	360,700	3,927,804
Mitsubishi Corp.	98,500	2,252,528

		6,180,332

Wireless Telecommunication Services 1.0%
KDDI Corp.	300	1,905,131

		30,137,440

LUXEMBOURG 1.0%

Metals & Mining 1.0%
ArcelorMittal	94,454	1,940,384

NETHERLANDS 4.2%

Beverages 1.5%
Heineken NV	62,614	2,898,468

Media 1.8%
Wolters Kluwer NV	181,191	3,291,729

Semiconductors & Semiconductor Equipment 0.9%
ASML Holding NV	41,048	1,764,620

		7,954,817

NORWAY 3.7%

Diversified Telecommunication Services 2.2%
Telenor ASA	256,866	4,189,792

Oil, Gas & Consumable Fuels 1.5%
Statoil ASA	111,512	2,807,560

		6,997,352

SINGAPORE 1.2%

Commercial Banks 1.2%
DBS Group Holdings Ltd.	205,000	2,200,235

SPAIN 2.2%

Commercial Banks 1.3%
Banco Santander SA	319,645	2,496,075

Electric Utilities 0.9%
Acciona SA	21,388	1,719,818

		4,215,893

SWITZERLAND 10.5%

Capital Markets 1.0%
Credit Suisse Group AG REG*	73,812	1,920,549

Food Products 3.0%
Nestle SA REG	98,477	5,651,010

Metals & Mining 1.8%
Xstrata PLC	190,986	3,250,836

Pharmaceuticals 3.3%
Novartis AG REG	112,487	6,105,046

Professional Services 1.4%
SGS SA REG	1,492	2,685,887

		19,613,328

UNITED KINGDOM 17.5%

Commercial Banks 2.1%
Barclays PLC	1,168,280	3,917,311

Electric Utilities 1.1%
SSE PLC	109,446	2,111,644

Insurance 2.2%
Admiral Group PLC	91,704	1,362,432
Prudential PLC	241,841	2,675,006

		4,037,438

Metals & Mining 1.5%
Rio Tinto PLC	46,181	2,782,006

Oil, Gas & Consumable Fuels 3.8%
BP PLC	949,217	7,140,568

Software 1.6%
Sage Group PLC (The)	646,356	2,990,447

Tobacco 2.6%
Imperial Tobacco Group PLC	136,515	4,888,916

Wireless Telecommunication Services 2.6%
Vodafone Group PLC	1,791,246	4,831,279

		32,699,609

Total Common Stocks (cost $170,255,825)		181,032,530

Preferred Stock 2.0%

	Shares	Market Value
GERMANY 2.0%

Automobiles 2.0%
Volkswagen AG	21,350	3,794,789

Total Preferred Stock (cost $3,364,050)		3,794,789

Mutual Fund 1.4%

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Value Fund

Mutual Fund (continued)

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (a)	2,558,243	$2,558,243

Total Mutual Fund (cost $2,558,243)		2,558,243

Total Investments (cost $176,178,118) (b) — 100.1%		187,385,562
Liabilities in excess of other assets — (0.1)%		(194,945)

NET ASSETS — 100.0%		$187,190,617

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2012.
(b)	At January 31, 2012, the tax basis cost of the Fund’s investments was $194,661,193, tax unrealized appreciation and depreciation were $0 and $(7,275,631), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Stock Company
ASA	Stock Corporation
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,848,054	$—	$—	$1,848,054
Automobiles	—	2,065,180	—	2,065,180
Beverages	—	6,007,169	—	6,007,169
Building Products	—	2,039,284	—	2,039,284
Capital Markets	—	1,920,549	—	1,920,549
Chemicals	—	5,961,780	—	5,961,780
Commercial Banks	3,859,722	17,895,103	—	21,754,825
Construction & Engineering	—	3,307,494	—	3,307,494
Construction Materials	—	2,201,110	—	2,201,110
Diversified Financial Services	—	1,856,541	—	1,856,541
Diversified Telecommunication Services	—	4,189,792	—	4,189,792
Electric Utilities	—	6,287,233	—	6,287,233
Electrical Equipment	—	1,534,162	—	1,534,162
Food & Staples Retailing	—	5,685,318	—	5,685,318
Food Products	—	5,651,010	—	5,651,010
Gas Utilities	—	1,679,472	—	1,679,472
Health Care Providers & Services	—	3,285,917	—	3,285,917
Industrial Conglomerates	—	2,875,441	—	2,875,441
Insurance	—	12,987,660	—	12,987,660
Leisure Equipment & Products	—	2,311,477	—	2,311,477
Machinery	—	7,661,488	—	7,661,488
Media	—	3,291,729	—	3,291,729
Metals & Mining	2,798,763	7,973,226	—	10,771,989
Oil, Gas & Consumable Fuels	9,823,193	9,948,128	—	19,771,321
Personal Products	—	2,675,580	—	2,675,580
Pharmaceuticals	2,080,493	6,105,046	—	8,185,539
Professional Services	—	2,685,887	—	2,685,887
Real Estate Management & Development	—	2,227,779	—	2,227,779
Semiconductors & Semiconductor Equipment	—	4,392,251	—	4,392,251
Software	—	6,113,841	—	6,113,841
Tobacco	—	4,888,916	—	4,888,916
Trading Companies & Distributors	—	6,180,332	—	6,180,332
Wireless Telecommunication Services	—	6,736,410	—	6,736,410

Total Common Stocks	$20,410,225	$160,622,305	$—	$181,032,530

Mutual Fund	2,558,243	—	—	2,558,243
Preferred Stock*	—	3,794,789	—	3,794,789

Total	$22,968,468	$164,417,094	$—	$187,385,562

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended, January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	26,749	$1,589,158
BE Aerospace, Inc.*	83,719	3,532,942
Esterline Technologies Corp.*	24,853	1,519,761
Exelis, Inc.	149,850	1,497,001
Huntington Ingalls Industries, Inc.*	39,626	1,493,108
Triumph Group, Inc.	35,055	2,193,391

		11,825,361

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	83,461	1,242,734

Airlines 0.4%
Alaska Air Group, Inc.*	28,829	2,194,752
JetBlue Airways Corp.*	165,917	983,888

		3,178,640

Auto Components 0.3%
Gentex Corp.	116,454	3,129,119

Automobiles 0.1%
Thor Industries, Inc.	35,623	1,092,201

Beverages 0.7%
Monster Beverage Corp.*	61,489	6,426,215

Biotechnology 1.5%
Regeneron Pharmaceuticals, Inc.*	61,617	5,598,521
United Therapeutics Corp.*	42,145	2,072,691
Vertex Pharmaceuticals, Inc.*	169,281	6,254,933

		13,926,145

Building Products 0.4%
Fortune Brands Home & Security, Inc.*	126,306	2,345,502
Lennox International, Inc.	41,863	1,515,441

		3,860,943

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	43,228	4,344,846
Apollo Investment Corp.	159,986	1,233,492
Eaton Vance Corp.(a)	93,206	2,394,462
Greenhill & Co., Inc.(a)	23,472	1,092,856
Janus Capital Group, Inc.	151,510	1,192,384
Jefferies Group, Inc.(a)	118,356	1,800,195
Raymond James Financial, Inc.	82,853	2,899,855
SEI Investments Co.	119,006	2,186,140
Waddell & Reed Financial, Inc., Class A	69,252	1,900,968

		19,045,198

Chemicals 2.9%
Albemarle Corp.	72,045	4,633,214
Ashland, Inc.	63,398	3,997,878
Cabot Corp.	51,877	1,877,947
Cytec Industries, Inc.	40,253	2,007,015
Intrepid Potash, Inc.*	42,743	1,021,130
Minerals Technologies, Inc.	14,342	910,000
NewMarket Corp.	8,597	1,858,585
Olin Corp.	65,081	1,444,798
RPM International, Inc.	106,365	2,662,316
Scotts Miracle-Gro Co. (The), Class A(a)	35,135	1,663,994
Sensient Technologies Corp.	40,660	1,610,949
Valspar Corp.	75,862	3,280,273

		26,968,099

Commercial Banks 4.0%
Associated Banc-Corp.	140,857	1,755,078
BancorpSouth, Inc.(a)	58,990	662,458
Bank of Hawaii Corp.	37,711	1,724,147
Cathay General Bancorp	63,859	1,005,141
City National Corp.	38,000	1,743,440
Commerce Bancshares, Inc.	64,245	2,493,991
Cullen/Frost Bankers, Inc.	49,714	2,767,578
East West Bancorp, Inc.	120,990	2,656,940
First Niagara Financial Group, Inc.	282,347	2,702,061
FirstMerit Corp.	88,691	1,391,562
Fulton Financial Corp.	162,372	1,508,436
Hancock Holding Co.	68,757	2,282,732
International Bancshares Corp.	43,160	829,535
Prosperity Bancshares, Inc.	38,068	1,580,203
Signature Bank*	37,480	2,179,462
SVB Financial Group*	35,186	2,042,196
Synovus Financial Corp.(a)	620,285	1,079,296
TCF Financial Corp.	128,001	1,285,130
Trustmark Corp.	52,056	1,226,960
Valley National Bancorp(a)	151,941	1,811,137
Webster Financial Corp.	59,676	1,265,131
Westamerica Bancorporation	23,123	1,074,063

		37,066,677

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	38,024	1,071,897
Clean Harbors, Inc.*	38,334	2,432,292
Copart, Inc.*	43,303	2,036,973
Corrections Corp. of America*	80,780	1,900,753
Deluxe Corp.	41,262	1,055,069
Herman Miller, Inc.	47,281	998,575
HNI Corp.	36,397	987,451
Mine Safety Appliances Co.	24,992	853,227
Rollins, Inc.	52,261	1,117,863
Waste Connections, Inc.	90,801	2,933,780

		15,387,880

Communications Equipment 1.2%
ADTRAN, Inc.	51,677	1,789,575
Ciena Corp.*	78,667	1,144,605

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Plantronics, Inc.	35,322	$1,315,391
Polycom, Inc.*	143,789	2,868,591
Riverbed Technology, Inc.*	125,829	3,012,346
Tellabs, Inc.	296,298	1,125,932

		11,256,440

Computers & Peripherals 0.6%
Diebold, Inc.	50,851	1,611,468
NCR Corp.*	127,770	2,393,132
QLogic Corp.*	81,691	1,414,888

		5,419,488

Construction & Engineering 1.2%
AECOM Technology Corp.*	93,642	2,143,466
Granite Construction, Inc.	28,260	752,564
KBR, Inc.	120,824	3,883,283
Shaw Group, Inc. (The)*	52,893	1,435,516
URS Corp.*	64,627	2,659,401

		10,874,230

Construction Materials 0.3%
Martin Marietta Materials, Inc.(a)	37,093	3,060,543

Containers & Packaging 1.8%
AptarGroup, Inc.	53,630	2,811,284
Greif, Inc., Class A	24,977	1,210,136
Packaging Corp. of America	79,356	2,233,078
Rock-Tenn Co., Class A	57,235	3,540,557
Silgan Holdings, Inc.	40,234	1,672,125
Sonoco Products Co.	81,157	2,540,214
Temple-Inland, Inc.	88,994	2,838,019

		16,845,413

Distributors 0.4%
LKQ Corp.*	118,972	3,878,487

Diversified Consumer Services 0.8%
ITT Educational Services, Inc.*(a)	16,237	1,069,531
Matthews International Corp., Class A	23,096	761,244
Regis Corp.	46,868	803,318
Service Corp. International	185,080	2,054,388
Sotheby’s	54,841	1,838,819
Strayer Education, Inc.(a)	9,438	1,026,854

		7,554,154

Diversified Financial Services 0.4%
MSCI, Inc., Class A*	97,864	3,188,409

Diversified Telecommunication Services 0.3% tw telecom, inc.*	121,241	2,443,006

Electric Utilities 1.6%
Cleco Corp.	49,247	1,958,061
Great Plains Energy, Inc.	110,142	2,271,128
Hawaiian Electric Industries, Inc.	77,908	2,021,713
IDACORP, Inc.	40,401	1,702,902
NV Energy, Inc.	191,560	3,103,272
PNM Resources, Inc.	64,670	1,151,773
Westar Energy, Inc.	95,117	2,705,127

		14,913,976

Electrical Equipment 1.9%
Acuity Brands, Inc.	34,148	1,988,438
AMETEK, Inc.	129,946	6,107,462
General Cable Corp.*	42,372	1,307,600
Hubbell, Inc., Class B	47,839	3,442,494
Regal-Beloit Corp.	33,706	1,913,490
Thomas & Betts Corp.*	42,251	3,016,299

		17,775,783

Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.*	90,692	3,744,673
Avnet, Inc.*	120,427	4,199,289
Ingram Micro, Inc., Class A*	124,522	2,363,428
Itron, Inc.*	33,070	1,282,785
National Instruments Corp.	75,256	2,025,139
Tech Data Corp.*	33,504	1,739,528
Trimble Navigation Ltd.*	100,087	4,687,074
Vishay Intertechnology, Inc.*	127,615	1,567,112

		21,609,028

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	45,878	2,109,470
CARBO Ceramics, Inc.(a)	16,131	1,568,740
Dresser-Rand Group, Inc.*	61,073	3,128,770
Dril-Quip, Inc.*	27,978	1,845,709
Helix Energy Solutions Group, Inc.*	85,629	1,408,597
Oceaneering International, Inc.	87,688	4,260,760
Oil States International, Inc.*	41,585	3,313,909
Patterson-UTI Energy, Inc.	125,272	2,363,882
Superior Energy Services, Inc.*(a)	64,829	1,848,275
Tidewater, Inc.	42,130	2,268,700
Unit Corp.*	33,617	1,521,169

		25,637,981

Food & Staples Retailing 0.2%
Ruddick Corp.	40,006	1,613,842

Food Products 2.1%
Corn Products International, Inc.	61,517	3,413,578
Flowers Foods, Inc.	91,613	1,772,712
Green Mountain Coffee Roasters, Inc.*(a)	105,421	5,623,156
Lancaster Colony Corp.	16,154	1,122,542
Ralcorp Holdings, Inc.*	44,751	3,913,475
Smithfield Foods, Inc.*(a)	132,577	2,960,444
Tootsie Roll Industries, Inc.(a)	20,179	489,139

		19,295,046

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Gas Utilities 1.4%
Atmos Energy Corp.	73,351	$2,377,306
National Fuel Gas Co.	67,243	3,380,978
Questar Corp.	144,149	2,779,193
UGI Corp.	93,719	2,521,978
WGL Holdings, Inc.	41,749	1,780,595

		12,840,050

Health Care Equipment & Supplies 2.7%
Cooper Cos., Inc. (The)	38,747	2,795,209
Gen-Probe, Inc.*	37,757	2,527,076
Hill-Rom Holdings, Inc.	50,097	1,653,702
Hologic, Inc.*	213,565	4,354,590
IDEXX Laboratories, Inc.*	45,575	3,855,189
Masimo Corp.*	48,722	1,042,651
ResMed, Inc.*	119,395	3,466,037
STERIS Corp.	47,059	1,415,535
Teleflex, Inc.	33,053	2,022,513
Thoratec Corp.*	48,650	1,430,310

		24,562,812

Health Care Providers & Services 3.8%
AMERIGROUP Corp.*(a)	38,830	2,640,828
Catalyst Health Solutions, Inc.*	40,609	2,223,749
Community Health Systems, Inc.*	73,538	1,375,161
Health Management Associates, Inc., Class A*	206,288	1,322,306
Health Net, Inc.*	67,349	2,541,751
Henry Schein, Inc.*	73,342	5,199,214
HMS Holdings Corp.*	69,042	2,279,076
LifePoint Hospitals, Inc.*	39,094	1,571,188
Lincare Holdings, Inc.	71,881	1,846,623
Mednax, Inc.*	39,702	2,827,577
Omnicare, Inc.	92,810	3,046,952
Owens & Minor, Inc.	51,493	1,565,902
Universal Health Services, Inc., Class B	78,357	3,235,361
VCA Antech, Inc.*	70,389	1,575,306
WellCare Health Plans, Inc.*	34,740	2,076,062

		35,327,056

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	153,878	2,942,147

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	35,189	1,485,680
Bob Evans Farms, Inc.	23,884	843,822
Brinker International, Inc.(a)	65,343	1,689,116
Cheesecake Factory, Inc. (The)*	44,322	1,311,045
International Speedway Corp., Class A	22,999	593,144
Life Time Fitness, Inc.*	34,373	1,689,089
Panera Bread Co., Class A*	24,062	3,567,191
Scientific Games Corp., Class A*	47,158	527,698
Wendy’s Co. (The)	240,107	1,126,102
WMS Industries, Inc.*	45,249	990,501

		13,823,388

Household Durables 1.4%
American Greetings Corp., Class A(a)	32,417	465,832
KB Home(a)	57,259	516,476
M.D.C. Holdings, Inc.(a)	30,464	603,797
Mohawk Industries, Inc.*	46,328	2,833,420
NVR, Inc.*	4,039	2,800,037
Toll Brothers, Inc.*	119,389	2,603,874
Tupperware Brands Corp.	46,563	2,926,019

		12,749,455

Household Products 1.0%
Church & Dwight Co., Inc.	116,106	5,267,729
Energizer Holdings, Inc.*	54,303	4,187,848

		9,455,577

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	49,541	2,364,592

Information Technology Services 3.0%
Acxiom Corp.*	63,562	872,071
Alliance Data Systems Corp.*	40,557	4,493,716
Broadridge Financial Solutions, Inc.	100,749	2,414,953
Convergys Corp.*	97,556	1,298,470
CoreLogic, Inc.*	86,470	1,227,874
DST Systems, Inc.	27,193	1,327,290
Gartner, Inc.*	77,027	2,920,094
Global Payments, Inc.	63,569	3,179,721
Jack Henry & Associates, Inc.	70,279	2,403,542
Lender Processing Services, Inc.	68,513	1,139,371
Mantech International Corp., Class A	18,734	658,500
NeuStar, Inc., Class A*	53,072	1,937,659
VeriFone Systems, Inc.*	85,441	3,648,331

		27,521,592

Insurance 4.1%
American Financial Group, Inc.	62,510	2,292,242
Arthur J. Gallagher & Co.	91,908	3,064,213
Aspen Insurance Holdings Ltd.	57,316	1,522,313
Brown & Brown, Inc.	94,273	2,147,539
Everest Re Group Ltd.	43,594	3,722,927
Fidelity National Financial, Inc., Class A	177,905	3,236,092
First American Financial Corp.	85,612	1,268,770
Hanover Insurance Group, Inc. (The)	36,429	1,324,558
HCC Insurance Holdings, Inc.	92,276	2,561,582
Kemper Corp.	40,742	1,212,889
Mercury General Corp.	28,430	1,242,391
Old Republic International Corp.	207,428	2,049,389
Protective Life Corp.	67,229	1,681,397
Reinsurance Group of America, Inc.	59,471	3,240,575
StanCorp Financial Group, Inc.	35,873	1,386,850
Transatlantic Holdings, Inc.	46,629	2,585,578
W.R. Berkley Corp.	90,141	3,089,132

		37,628,437

Internet & Catalog Retail 0.1%
HSN, Inc.	32,604	1,163,637

Internet Software & Services 1.3%
AOL, Inc.*	79,031	1,281,093
Equinix, Inc.*	38,481	4,616,181
Monster Worldwide, Inc.*	104,612	753,206
Rackspace Hosting, Inc.*	84,049	3,648,567
ValueClick, Inc.*	67,050	1,169,352

		11,468,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	56,034	$3,608,590

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	15,980	1,622,929
Charles River Laboratories International, Inc.*	40,142	1,355,595
Covance, Inc.*	49,320	2,160,709
Mettler-Toledo International, Inc.*	25,636	4,499,118
Techne Corp.	30,036	2,049,957

		11,688,308

Machinery 5.8%
AGCO Corp.*	78,886	4,017,664
CLARCOR, Inc.	40,775	2,096,243
Crane Co.	39,658	1,903,584
Donaldson Co., Inc.	60,485	4,373,065
Gardner Denver, Inc.	41,060	3,063,076
Graco, Inc.	48,450	2,227,731
Harsco Corp.	65,527	1,456,665
IDEX Corp.	67,730	2,744,419
ITT Corp.	75,297	1,636,957
Kennametal, Inc.(a)	64,499	2,780,552
Lincoln Electric Holdings, Inc.	68,023	2,921,588
Nordson Corp.	48,402	2,194,547
Oshkosh Corp.*	74,217	1,801,989
Pentair, Inc.	80,008	2,945,894
SPX Corp.	41,413	2,883,587
Terex Corp.*	89,065	1,763,487
Timken Co.	68,167	3,328,595
Trinity Industries, Inc.	65,051	2,046,504
Valmont Industries, Inc.	18,246	1,914,188
Wabtec Corp.	38,939	2,678,614
Woodward, Inc.	48,661	2,042,789

		52,821,738

Marine 0.5%
Alexander & Baldwin, Inc.	33,850	1,601,105
Kirby Corp.*	45,187	3,017,136

		4,618,241

Media 1.0%
AMC Networks, Inc., Class A*	46,668	1,995,524
DreamWorks Animation SKG, Inc., Class A*(a)	57,659	1,023,447
John Wiley & Sons, Inc., Class A	38,564	1,750,420
Lamar Advertising Co., Class A*(a)	47,546	1,360,291
Meredith Corp.(a)	30,304	954,273
New York Times Co. (The), Class A*	98,183	731,463
Scholastic Corp.(a)	20,534	605,958
Valassis Communications, Inc.*	36,346	826,872

		9,248,248

Metals & Mining 1.3%
Carpenter Technology Corp.	35,867	1,882,300
Commercial Metals Co.	93,803	1,345,135
Compass Minerals International, Inc.	26,720	1,952,431
Reliance Steel & Aluminum Co.	60,856	3,237,539
Steel Dynamics, Inc.	177,522	2,831,476
Worthington Industries, Inc.	43,571	802,142

		12,051,023

Multiline Retail 0.1%
Saks, Inc.*(a)	129,800	1,295,404

Multi-Utilities 2.0%
Alliant Energy Corp.	90,081	3,818,534
Black Hills Corp.	32,045	1,081,839
MDU Resources Group, Inc.	153,242	3,276,314
NSTAR	84,079	3,777,669
OGE Energy Corp.	79,589	4,207,075
Vectren Corp.	66,444	1,899,634

		18,061,065

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	42,185	1,597,124

Oil, Gas & Consumable Fuels 3.8%
Arch Coal, Inc.	171,776	2,478,728
Bill Barrett Corp.*	38,019	1,050,085
Cimarex Energy Co.	69,593	4,062,839
Comstock Resources, Inc.*	38,697	465,912
Energen Corp.	58,519	2,818,860
Forest Oil Corp.*	90,805	1,180,465
HollyFrontier Corp.	168,863	4,954,440
Northern Oil and Gas, Inc.*(a)	51,284	1,282,100
Patriot Coal Corp.*	74,213	564,019
Plains Exploration & Production Co.*	114,445	4,316,865
Quicksilver Resources, Inc.*	97,410	488,024
SM Energy Co.	51,948	3,770,386
Southern Union Co.	101,252	4,391,299
World Fuel Services Corp.	57,749	2,620,650

		34,444,672

Paper & Forest Products 0.4%
Domtar Corp.	29,584	2,555,466
Louisiana-Pacific Corp.*	110,654	942,772

		3,498,238

Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.*	94,835	3,525,017
Medicis Pharmaceutical Corp., Class A	51,218	1,694,804

		5,219,821

Professional Services 0.9%
Corporate Executive Board Co. (The)	27,032	1,063,168
FTI Consulting, Inc.*	33,262	1,424,279
Korn/Ferry International*	38,755	636,745
Manpower, Inc.	66,228	2,656,405
Towers Watson & Co., Class A	41,824	2,501,075

		8,281,672

Real Estate Investment Trusts (REITs) 8.7%
Alexandria Real Estate Equities, Inc.	50,287	3,641,282
American Campus Communities, Inc.	57,517	2,461,728
BRE Properties, Inc.	61,127	3,167,601
Camden Property Trust	62,587	4,036,861
Corporate Office Properties Trust	58,443	1,416,074
Duke Realty Corp.	205,303	2,749,007
Equity One, Inc.	48,416	912,642
Essex Property Trust, Inc.	27,697	3,988,368
Federal Realty Investment Trust	51,535	4,867,996

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	56,190	$1,859,327
Home Properties, Inc.	39,179	2,334,285
Hospitality Properties Trust	100,267	2,429,469
Liberty Property Trust	94,191	3,135,618
Macerich Co. (The)	107,089	5,814,933
Mack-Cali Realty Corp.	70,740	2,034,482
National Retail Properties, Inc.	83,934	2,267,057
Omega Healthcare Investors, Inc.	83,750	1,745,350
Potlatch Corp.	32,630	995,868
Rayonier, Inc.	98,115	4,486,799
Realty Income Corp.	108,120	3,935,568
Regency Centers Corp.	72,985	3,015,740
Senior Housing Properties Trust	132,020	2,994,214
SL Green Realty Corp.	69,925	5,141,585
Taubman Centers, Inc.	47,012	3,151,214
UDR, Inc.	177,788	4,626,044
Weingarten Realty Investors	98,092	2,380,693

		79,589,805

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	35,287	2,779,204

Road & Rail 1.5%
Con-way, Inc.	45,130	1,432,426
J.B. Hunt Transport Services, Inc.	72,957	3,725,914
Kansas City Southern*	89,154	6,119,531
Landstar System, Inc.	38,077	1,947,638
Werner Enterprises, Inc.	36,076	942,666

		14,168,175

Semiconductors & Semiconductor Equipment 2.7%
Atmel Corp.*	375,493	3,646,037
Cree, Inc.*(a)	93,666	2,381,926
Cypress Semiconductor Corp.*	125,713	2,161,635
Fairchild Semiconductor International, Inc.*	102,640	1,434,907
Integrated Device Technology, Inc.*	115,368	731,433
International Rectifier Corp.*	56,059	1,278,145
Intersil Corp., Class A	102,644	1,155,772
Lam Research Corp.*(a)	97,036	4,132,763
MEMC Electronic Materials, Inc.*	187,157	855,308
RF Micro Devices, Inc.*	225,671	1,126,098
Semtech Corp.*	53,813	1,533,671
Silicon Laboratories, Inc.*	33,976	1,489,508
Skyworks Solutions, Inc.*	152,516	3,291,295

		25,218,498

Software 4.3%
ACI Worldwide, Inc.*	27,207	826,549
Advent Software, Inc.*	25,992	682,290
ANSYS, Inc.*	74,981	4,535,601
Cadence Design Systems, Inc.*	221,064	2,334,436
Compuware Corp.*	177,257	1,389,695
Concur Technologies, Inc.*	37,761	1,976,789
FactSet Research Systems, Inc.	36,660	3,237,811
Fair Isaac Corp.	28,987	1,050,489
Informatica Corp.*	86,321	3,651,378
Mentor Graphics Corp.*	75,769	1,050,916
MICROS Systems, Inc.*	65,044	3,233,337
Parametric Technology Corp.*	94,855	2,387,500
Quest Software, Inc.*	45,875	933,556
Rovi Corp.*(a)	89,289	2,865,284
Solera Holdings, Inc.	57,554	2,749,355
Synopsys, Inc.*	116,322	3,394,276
TIBCO Software, Inc.*	130,862	3,411,572

		39,710,834

Specialty Retail 4.6%
Aaron’s, Inc.	61,310	1,631,459
Advance Auto Parts, Inc.	58,802	4,506,585
Aeropostale, Inc.*	65,565	1,073,299
American Eagle Outfitters, Inc.	157,271	2,215,948
Ann, Inc.*	42,517	1,031,463
Ascena Retail Group, Inc.*	54,604	1,931,344
Barnes & Noble, Inc.*(a)	32,774	395,582
Chico’s FAS, Inc.	136,129	1,557,316
Collective Brands, Inc.*	49,193	819,555
Dick’s Sporting Goods, Inc.	78,391	3,230,493
Foot Locker, Inc.	124,156	3,257,854
Guess?, Inc.	54,228	1,626,840
Office Depot, Inc.*	225,573	615,814
PetSmart, Inc.	90,601	4,821,785
RadioShack Corp.	81,074	582,111
Rent-A-Center, Inc.	47,696	1,613,079
Signet Jewelers Ltd.	70,541	3,215,259
Tractor Supply Co.	57,649	4,656,310
Williams-Sonoma, Inc.	84,156	3,017,834

		41,799,930

Textiles, Apparel & Luxury Goods 2.0%
Carter’s, Inc.*	41,375	1,734,440
Deckers Outdoor Corp.*	31,339	2,533,758
Fossil, Inc.*	42,679	4,056,639
Hanesbrands, Inc.*	78,882	1,940,497
PVH Corp.	54,833	4,232,559
Under Armour, Inc., Class A*(a)	29,804	2,372,995
Warnaco Group, Inc. (The)*	32,863	1,914,270

		18,785,158

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	68,028	566,673
New York Community Bancorp, Inc.	355,025	4,505,268
Washington Federal, Inc.	87,375	1,377,030

		6,448,971

Tobacco 0.1%
Universal Corp.	18,863	846,571
Trading Companies & Distributors 0.9%
GATX Corp.	37,830	1,624,420
MSC Industrial Direct Co., Inc., Class A	37,187	2,826,956
United Rentals, Inc.*(a)	50,859	1,944,848
Watsco, Inc.	23,042	1,589,207

		7,985,431

Water Utilities 0.3%
Aqua America, Inc.	112,479	2,481,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	81,193	$2,135,388

Total Common Stocks (cost $820,330,488)		908,745,576

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (b)	9,078,853	9,078,853

Total Mutual Fund (cost $9,078,853)		9,078,853

Repurchase Agreement 3.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%, dated 01/31/12, due 02/01/12, repurchase price $32,495,901, collateralized by U.S. Government Treasury Securities ranging from 1.25% - 3.13%, maturing 01/31/19 - 05/15/21; total market value $30,303,959. (c)	$32,495,703	$32,495,703

Total Repurchase Agreement (cost $32,495,703)		32,495,703

Total Investments (cost $861,905,044) (d) — 103.5%		950,320,132
Liabilities in excess of other assets — (3.5%)		(31,698,965)

NET ASSETS — 100.0%		$918,621,167

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $29,556,658.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $32,495,703.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $879,685,135, tax unrealized appreciation and depreciation were $143,272,407 and $(72,637,410), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

At January 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
110	S&P MID 400 E-Mini	03/16/12	$10,283,900	$573,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$908,745,576	$—	$—	$908,745,576
Futures Contracts	573,791	—	—	573,791
Mutual Fund	9,078,853	—	—	9,078,853
Repurchase Agreement	—	32,495,703	—	32,495,703

Total	$918,398,220	$32,495,703	$—	$950,893,923

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$573,791

Total		$573,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 1.0%

	Principal Amount	Market Value
Finance-Retail 1.0%
Fosse Master Issuer PLC, Series 2011-1A, Class A1, 0.41%, 04/18/12(a)(b)	$5,000,000	$5,000,000
Gracechurch Mortgage Financing PLC, Series 2011-1A, Class 1A, 0.48%, 11/20/12(a)(b)	7,000,000	7,000,000
Holmes Master Issuer PLC, Series 2012-1A, Class A1, 0.45%, 01/15/13(a)(b)	5,000,000	5,000,000

		17,000,000

Total Asset-Backed Securities (cost $17,000,000)		17,000,000

Certificates of Deposit 13.1%

	Principal Amount	Market Value
Banking 13.1%
Bank of Montreal 0.33%, 05/24/12	15,000,000	15,000,000
0.45%, 10/09/12	20,000,000	20,000,000
Credit Suisse, Zurich, 0.38%, 02/10/12	10,000,000	10,000,000
Deutsche Bank AG 0.50%, 02/06/12	25,000,000	25,000,000
0.58%, 04/11/12	25,000,000	25,000,000
Rabobank Nederland NV, Utrecht 0.40%, 04/02/12(a)	10,000,000	10,000,000
0.57%, 04/20/12	20,000,000	19,998,676
0.58%, 04/27/12	20,000,000	20,000,000
Royal Bank of Canada, Montreal 0.50%, 09/26/12	10,000,000	10,000,000
0.57%, 10/11/12	15,000,000	15,000,000
0.65%, 02/06/13(a)	10,000,000	10,000,000
Svenska Handelsbanken, Stockholm 0.43%, 02/13/12	25,000,000	25,000,000
0.47%, 03/06/12	10,000,000	10,000,000
0.50%, 03/22/12	5,000,000	5,000,000

		219,998,676

Total Certificates of Deposit (cost $219,998,676)		219,998,676

Commercial Paper 65.0%

	Principal Amount	Market Value
Banking 7.6%
Barclays US Funding Corp., 0.60%, 04/11/12	50,000,000	49,941,666
ING (U.S.) Funding LLC 0.45%, 02/14/12	38,000,000	37,993,825
0.58%, 04/05/12	10,000,000	9,989,689
0.58%, 04/11/12	22,000,000	21,975,189
Societe Generale North America, Inc., 0.15%, 02/01/12	8,012,000	8,012,000

		127,912,369

Chemicals 2.6%
BASF SE, 0.06%, 03/23/12(b)	43,700,000	43,696,286

Finance-Automotive 10.1%
FCAR Owner Trust 0.47%, 03/26/12	30,000,000	29,978,850
0.31%, 04/02/12	26,000,000	25,986,343
0.55%, 07/02/12	28,000,000	27,934,978
Toyota Motor Credit Corp. 0.37%, 02/27/12	60,000,000	59,983,967
0.23%, 05/08/12	19,000,000	18,988,225
0.30%, 05/21/12	7,000,000	6,993,583

		169,865,946

Finance-Commercial 21.2%
Atlantic Asset Securitization LLC, 0.23%, 02/01/12(b)	67,000,000	67,000,000
Fairway Finance Co. LLC, 0.22%, 02/16/12(b)	38,225,000	38,221,496
General Electric Capital Corp. 0.30%, 02/15/12	20,000,000	19,997,667
0.13%, 03/29/12	40,000,000	39,991,766
General Electric Capital Services, Inc., 0.29%, 04/09/12	20,000,000	19,989,045
General Electric Co. 0.05%, 02/06/12	49,000,000	48,999,660
0.10%, 03/19/12	35,000,000	34,995,430
Market Street Funding LLC 0.26%, 02/02/12(b)	12,779,000	12,778,908
0.23%, 02/15/12(b)	75,000,000	74,993,291

		356,967,263

Finance-Retail 18.3%
Amsterdam Funding Corp. 0.12%, 02/01/12(b)	64,000,000	64,000,000
0.23%, 02/16/12(b)	20,000,000	19,998,083
Chariot Funding LLC 0.24%, 02/06/12(b)	16,000,000	15,999,467
0.22%, 02/14/12(b)	14,004,000	14,002,887
0.18%, 02/16/12(b)	7,681,000	7,680,424
0.22%, 03/12/12(b)	12,000,000	11,997,067
Jupiter Securitization Co. LLC 0.22%, 03/06/12(b)	30,000,000	29,993,767
0.21%, 04/09/12(b)	50,000,000	49,980,166
Salisbury Receivables Co. LLC 0.34%, 03/16/12(b)	13,000,000	12,994,598
0.45%, 04/10/12(b)	65,000,000	64,943,937
Windmill Funding Corp., 0.27%, 02/02/12(b)	17,000,000	16,999,873

		308,590,269

Food & Beverage 0.1%
Coca-Cola Company, 0.18%, 02/01/12(b)	1,736,000	1,736,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationawide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Oil & Oil Finance 3.6%
BP Capital Markets PLC, 0.20%, 02/08/12(b)	$2,030,000	$2,029,921
ConocoPhillips Qatar Funding Ltd. 0.30%, 02/07/12(b)	41,000,000	40,997,960
0.12%, 02/13/12(b)	18,000,000	17,999,280

		61,027,161

Pharmaceuticals and Health Care 1.5%
Sanofi-Aventis SA, 0.05%, 02/10/12(b)	25,000,000	24,999,688

Total Commercial Paper (cost $1,094,794,982)		1,094,794,982

Corporate Bond 0.3%

	Principal Amount	Market Value
Finance-Commercial 0.3%
General Electric Capital Corp., 6.00%, 06/15/12	5,000,000	5,101,394

Total Corporate Bond (cost $5,101,394)		5,101,394

U.S. Government Sponsored & Agency Obligations 3.3%

	Principal Amount	Market Value
Government Agency Securities 3.3%
Federal Home Loan Banks 0.19%, 03/15/12	25,000,000	24,999,026
0.13%, 08/16/12	10,000,000	9,997,433
0.40%, 08/17/12	10,000,000	10,000,000
0.33%, 09/11/12	10,000,000	10,000,000
Total U.S. Government Sponsored & Agency Obligations (cost $54,996,459)		54,996,459

Mutual Funds 11.4%

	Shares	Market Value
Asset Management 11.4%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.21% (c)	$110,096,804	110,096,804
Federated Prime Obligations Fund, Institutional Shares, 0.22% (c)	80,974,915	80,974,915

Total Mutual Funds (cost $191,071,719)		191,071,719

U.S. Treasury Notes 6.1%

	Principal Amount	Market Value
U.S. Treasury Notes 0.38%, 09/30/12	20,000,000	20,036,220
0.50%, 11/30/12	25,000,000	25,073,967
0.63%, 07/31/12	5,000,000	5,013,192
1.50%, 07/15/12	25,000,000	25,159,535
4.63%, 02/29/12	28,000,000	28,099,076

Total U.S. Treasury Notes (cost $103,381,990)		103,381,990

Total Investments (cost $1,686,345,220) (d) — 100.2%		1,686,345,220
Liabilities in excess of other assets — (0.2)%		(2,686,101)

NET ASSETS — 100.0%		$1,683,659,119

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $650,043,099 which represents 38.61% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2012.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,686,345,220, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,000,000	$—	$17,000,000
Certificates of Deposit	—	219,998,676	—	219,998,676
Commercial Paper	—	1,094,794,982	—	1,094,794,982
Corporate Bond	—	5,101,394	—	5,101,394
Mutual Funds	191,071,719	—	—	191,071,719
U.S. Government Sponsored & Agency Obligations	—	54,996,459	—	54,996,459
U.S. Treasury Notes	—	103,381,990	—	103,381,990

Total	$191,071,719	$1,495,273,501	$—	$1,686,345,220

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

Janury 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	150,288	$11,148,364
General Dynamics Corp.	72,014	4,980,488
Goodrich Corp.	25,291	3,155,052
Honeywell International, Inc.	156,409	9,077,978
L-3 Communications Holdings, Inc.	20,154	1,425,694
Lockheed Martin Corp.	53,656	4,416,962
Northrop Grumman Corp.	52,771	3,063,356
Precision Castparts Corp.	29,159	4,772,745
Raytheon Co.	69,936	3,356,229
Rockwell Collins, Inc.	30,611	1,772,071
Textron, Inc.	56,727	1,445,404
United Technologies Corp.	183,216	14,354,974

		62,969,317

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	33,315	2,293,405
Expeditors International of Washington, Inc.	42,912	1,916,021
FedEx Corp.	64,148	5,868,900
United Parcel Service, Inc., Class B	195,126	14,761,282

		24,839,608

Airlines 0.1%
Southwest Airlines Co.	157,585	1,509,664

Auto Components 0.3%
BorgWarner, Inc.*	22,254	1,660,816
Goodyear Tire & Rubber Co. (The)*	48,696	633,048
Johnson Controls, Inc.	137,589	4,371,203

		6,665,067

Automobiles 0.5%
Ford Motor Co.	768,417	9,543,739
Harley-Davidson, Inc.	47,039	2,078,654

		11,622,393

Beverages 2.5%
Beam, Inc.	31,250	1,634,687
Brown-Forman Corp., Class B	20,398	1,656,522
Coca-Cola Co. (The)	459,243	31,012,680
Coca-Cola Enterprises, Inc.	62,776	1,681,769
Constellation Brands, Inc., Class A*	35,209	735,868
Dr Pepper Snapple Group, Inc.	43,373	1,683,740
Molson Coors Brewing Co., Class B	31,913	1,368,748
PepsiCo, Inc.	316,125	20,759,929

		60,533,943

Biotechnology 1.3%
Amgen, Inc.	160,400	10,892,764
Biogen Idec, Inc.*	49,123	5,792,584
Celgene Corp.*	89,770	6,526,279
Gilead Sciences, Inc.*	151,891	7,418,357

		30,629,984

Building Products 0.0%†
Masco Corp.	72,670	877,127

Capital Markets 1.9%
Ameriprise Financial, Inc.	45,901	2,457,999
Bank of New York Mellon Corp. (The)	245,219	4,936,258
BlackRock, Inc.	20,256	3,686,592
Charles Schwab Corp. (The)	217,520	2,534,108
E*TRADE Financial Corp.*	51,820	424,406
Federated Investors, Inc., Class B(a)	18,206	310,958
Franklin Resources, Inc.	29,369	3,116,051
Goldman Sachs Group, Inc. (The)	99,551	11,096,950
Invesco Ltd.	91,302	2,060,686
Legg Mason, Inc.	25,475	648,848
Morgan Stanley	300,118	5,597,201
Northern Trust Corp.	48,823	2,011,996
State Street Corp.	99,486	3,897,861
T. Rowe Price Group, Inc.	51,008	2,950,303

		45,730,217

Chemicals 2.4%
Air Products & Chemicals, Inc.	42,556	3,746,205
Airgas, Inc.	13,739	1,084,419
CF Industries Holdings, Inc.	13,244	2,349,221
Dow Chemical Co. (The)	238,977	8,008,119
E.I. du Pont de Nemours & Co.	186,826	9,507,575
Eastman Chemical Co.	27,681	1,392,908
Ecolab, Inc.	60,670	3,666,895
FMC Corp.	14,193	1,315,407
International Flavors & Fragrances, Inc.	16,296	909,480
Monsanto Co.	108,266	8,883,225
Mosaic Co. (The)	60,156	3,366,932
PPG Industries, Inc.	31,133	2,788,894
Praxair, Inc.	60,616	6,437,419
Sherwin-Williams Co. (The)	17,506	1,707,360
Sigma-Aldrich Corp.	24,332	1,655,549

		56,819,608

Commercial Banks 2.7%
BB&T Corp.	140,956	3,832,594
Comerica, Inc.	39,989	1,106,496
Fifth Third Bancorp	186,645	2,428,251
First Horizon National Corp.	53,771	469,421
Huntington Bancshares, Inc.	173,314	989,623
KeyCorp	191,891	1,490,993
M&T Bank Corp.	25,448	2,029,224
PNC Financial Services Group, Inc.	106,389	6,268,440
Regions Financial Corp.	255,175	1,332,013
SunTrust Banks, Inc.	108,758	2,237,152
U.S. Bancorp	385,893	10,889,900
Wells Fargo & Co.	1,066,305	31,146,769
Zions Bancorporation	36,827	620,167

		64,841,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

Janury 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.4%
Avery Dennison Corp.(a)	21,525	$584,404
Cintas Corp.	22,043	816,693
Iron Mountain, Inc.	37,364	1,151,558
Pitney Bowes, Inc.(a)	40,876	775,418
Republic Services, Inc.	63,716	1,865,604
RR Donnelley & Sons Co.(a)	38,105	432,873
Stericycle, Inc.*	17,183	1,443,716
Waste Management, Inc.	92,968	3,231,568

		10,301,834

Communications Equipment 2.1%
Cisco Systems, Inc.	1,087,009	21,337,987
Comverse Technology, Inc.*	537	3,383
F5 Networks, Inc.*	16,079	1,925,299
Harris Corp.	23,186	950,626
JDS Uniphase Corp.*	45,985	583,550
Juniper Networks, Inc.*	106,682	2,232,854
Motorola Mobility Holdings, Inc.*	53,425	2,063,808
Motorola Solutions, Inc.	57,772	2,681,199
QUALCOMM, Inc.	339,887	19,992,153

		51,770,859

Computers & Peripherals 5.0%
Apple, Inc.*(b)	187,924	85,783,548
Dell, Inc.*	308,799	5,320,607
EMC Corp.*	412,499	10,625,974
Hewlett-Packard Co.	401,780	11,241,804
Lexmark International, Inc., Class A	14,707	513,274
NetApp, Inc.*	72,240	2,726,338
SanDisk Corp.*	48,774	2,237,751
Western Digital Corp.*	47,209	1,716,047

		120,165,343

Construction & Engineering 0.2%
Fluor Corp.	34,231	1,925,152
Jacobs Engineering Group, Inc.*	25,979	1,162,820
Quanta Services, Inc.*	42,094	909,230

		3,997,202

Construction Materials 0.0%†
Vulcan Materials Co.	25,937	1,137,597

Consumer Finance 0.8%
American Express Co.	204,330	10,245,106
Capital One Financial Corp.	92,958	4,252,829
Discover Financial Services	110,907	3,014,452
SLM Corp.	102,658	1,534,737

		19,047,124

Containers & Packaging 0.1%
Ball Corp.(a)	32,753	1,285,883
Bemis Co., Inc.	21,088	659,632
Owens-Illinois, Inc.*	32,857	790,211
Sealed Air Corp.	32,947	656,634

		3,392,360

Distributors 0.1%
Genuine Parts Co.	31,531	2,011,047

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	23,441	1,228,543
DeVry, Inc.	12,359	466,676
H&R Block, Inc.	59,737	977,297

		2,672,516

Diversified Financial Services 2.9%
Bank of America Corp.	2,049,528	14,613,135
Citigroup, Inc.(a)	591,184	18,161,172
CME Group, Inc.	13,407	3,211,111
IntercontinentalExchange, Inc.*	14,703	1,683,199
JPMorgan Chase & Co.	768,314	28,658,112
Leucadia National Corp.	40,073	1,112,427
Moody’s Corp.	39,553	1,472,558
NASDAQ OMX Group, Inc. (The)*	26,123	647,328
NYSE Euronext	52,810	1,402,634

		70,961,676

Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,198,233	35,240,032
CenturyLink, Inc.	124,895	4,624,862
Frontier Communications Corp.(a)	202,636	867,282
Verizon Communications, Inc.	572,451	21,558,505
Windstream Corp.	117,640	1,419,915

		63,710,596

Electric Utilities 1.9%
American Electric Power Co., Inc.	97,658	3,863,350
Duke Energy Corp.	269,503	5,743,109
Edison International	65,689	2,695,877
Entergy Corp.	35,485	2,461,949
Exelon Corp.	134,075	5,333,504
FirstEnergy Corp.	84,526	3,568,688
NextEra Energy, Inc.	85,446	5,113,943
Northeast Utilities	35,651	1,238,872
Pepco Holdings, Inc.	45,733	899,111
Pinnacle West Capital Corp.	22,214	1,049,834
PPL Corp.	116,824	3,246,539
Progress Energy, Inc.	59,592	3,237,633
Southern Co. (The)	174,293	7,940,789

		46,393,198

Electrical Equipment 0.6%
Cooper Industries PLC	31,991	1,891,308
Emerson Electric Co.	148,779	7,644,265
Rockwell Automation, Inc.	28,773	2,240,553
Roper Industries, Inc.	19,458	1,817,183

		13,593,309

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	33,485	1,822,589
Corning, Inc.	317,812	4,090,241
FLIR Systems, Inc.	31,695	816,146
Jabil Circuit, Inc.	37,512	850,022
Molex, Inc.(a)	28,078	742,382
TE Connectivity Ltd.	85,641	2,920,358

		11,241,738

Energy Equipment & Services 2.0%
Baker Hughes, Inc.	88,265	4,336,459
Cameron International Corp.*	49,774	2,647,977
Diamond Offshore Drilling, Inc.(a)	14,131	880,361
FMC Technologies, Inc.*	48,379	2,472,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

Janury 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Halliburton Co.	186,072	$6,843,728
Helmerich & Payne, Inc.	21,803	1,345,463
Nabors Industries Ltd.*	57,661	1,073,648
National Oilwell Varco, Inc.	85,708	6,340,678
Noble Corp.*	51,029	1,777,850
Rowan Cos., Inc.*	24,983	849,672
Schlumberger Ltd.	271,382	20,399,785

		48,968,272

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	87,633	7,209,567
CVS Caremark Corp.	263,199	10,988,558
Kroger Co. (The)	120,553	2,864,339
Safeway, Inc.	68,621	1,508,290
SUPERVALU, Inc.(a)	42,465	293,433
Sysco Corp.	119,229	3,589,985
Walgreen Co.	179,831	5,999,162
Wal-Mart Stores, Inc.	353,165	21,670,205
Whole Foods Market, Inc.	32,402	2,398,720

		56,522,259

Food Products 1.8%
Archer-Daniels-Midland Co.	135,072	3,867,111
Campbell Soup Co.	36,084	1,143,863
ConAgra Foods, Inc.	84,072	2,242,200
Dean Foods Co.*	37,312	401,477
General Mills, Inc.	130,120	5,182,680
H.J. Heinz Co.	64,711	3,355,265
Hershey Co. (The)	31,003	1,893,663
Hormel Foods Corp.	28,017	806,329
JM Smucker Co. (The)	23,043	1,815,328
Kellogg Co.	49,923	2,472,187
Kraft Foods, Inc., Class A	357,246	13,682,522
McCormick & Co., Inc., Non-Voting Shares	26,654	1,347,093
Mead Johnson Nutrition Co.	41,093	3,044,580
Sara Lee Corp.	119,834	2,294,821
Tyson Foods, Inc., Class A	58,960	1,099,015

		44,648,134

Gas Utilities 0.1%
AGL Resources, Inc.	23,839	989,557
ONEOK, Inc.	20,787	1,728,647

		2,718,204

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	114,024	6,326,052
Becton, Dickinson and Co.	43,412	3,403,935
Boston Scientific Corp.*	301,400	1,796,344
C. R. Bard, Inc.	17,323	1,602,724
CareFusion Corp.*	45,044	1,078,804
Covidien PLC	97,559	5,024,288
DENTSPLY International, Inc.	28,423	1,072,684
Edwards Lifesciences Corp.*	23,064	1,906,701
Intuitive Surgical, Inc.*	7,883	3,625,471
Medtronic, Inc.	213,402	8,230,915
St. Jude Medical, Inc.	64,700	2,698,637
Stryker Corp.	65,729	3,643,358
Varian Medical Systems, Inc.*	22,737	1,497,686
Zimmer Holdings, Inc.*	36,293	2,204,800

		44,112,399

Health Care Providers & Services 2.1%
Aetna, Inc.	73,191	3,198,447
AmerisourceBergen Corp.	52,339	2,039,651
Cardinal Health, Inc.	69,730	3,000,482
Cigna Corp.	57,528	2,578,980
Coventry Health Care, Inc.*	28,874	868,241
DaVita, Inc.*	18,882	1,544,736
Express Scripts, Inc.*	98,383	5,033,274
Humana, Inc.	33,024	2,939,797
Laboratory Corp of America Holdings*	19,979	1,825,881
McKesson Corp.	49,652	4,057,561
Medco Health Solutions, Inc.*	78,292	4,855,670
Patterson Cos., Inc.	17,932	577,590
Quest Diagnostics, Inc.	31,948	1,855,540
Tenet Healthcare Corp.*	88,982	470,715
UnitedHealth Group, Inc.	215,558	11,163,749
WellPoint, Inc.	70,345	4,524,590

		50,534,904

Health Care Technology 0.1%
Cerner Corp.*	29,495	1,795,951

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	91,302	2,757,320
Chipotle Mexican Grill, Inc.*	6,346	2,330,822
Darden Restaurants, Inc.	26,593	1,219,821
International Game Technology	59,730	951,499
Marriott International, Inc., Class A	54,204	1,867,328
McDonald’s Corp.	206,897	20,493,148
Starbucks Corp.	150,731	7,224,537
Starwood Hotels & Resorts Worldwide, Inc.	38,920	2,111,021
Wyndham Worldwide Corp.	30,727	1,221,705
Wynn Resorts Ltd.	16,030	1,847,137
Yum! Brands, Inc.	93,121	5,897,353

		47,921,691

Household Durables 0.2%
D.R. Horton, Inc.	56,103	780,954
Harman International Industries, Inc.	14,275	602,405
Leggett & Platt, Inc.	28,490	611,395
Lennar Corp., Class A(a)	32,785	704,550
Newell Rubbermaid, Inc.	58,085	1,072,830
PulteGroup, Inc.*	68,067	507,099
Whirlpool Corp.	15,510	842,503

		5,121,736

Household Products 2.1%
Clorox Co. (The)	26,695	1,832,879
Colgate-Palmolive Co.	97,870	8,878,766
Kimberly-Clark Corp.	79,694	5,702,903
Procter & Gamble Co. (The)	556,315	35,070,097

		51,484,645

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	130,277	1,662,335
Constellation Energy Group, Inc.	40,751	1,484,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.*	46,799	$789,967

		3,936,861

Industrial Conglomerates 2.6%
3M Co.	141,716	12,288,194
Danaher Corp.	115,197	6,048,995
General Electric Co.	2,134,685	39,939,956
Tyco International Ltd.	93,424	4,759,953

		63,037,098

Information Technology Services 3.8%
Accenture PLC, Class A	129,602	7,431,379
Automatic Data Processing, Inc.	98,825	5,413,633
Cognizant Technology Solutions Corp., Class A*	61,097	4,383,710
Computer Sciences Corp.	31,608	816,435
Fidelity National Information Services, Inc.	48,910	1,396,869
Fiserv, Inc.*	28,490	1,791,736
International Business Machines Corp.(b)	238,315	45,899,469
MasterCard, Inc., Class A	21,559	7,665,734
Paychex, Inc.	65,338	2,058,147
SAIC, Inc.*	56,557	727,323
Teradata Corp.*	33,856	1,813,327
Total System Services, Inc.	32,665	700,338
Visa, Inc., Class A	102,839	10,349,717
Western Union Co. (The)	125,612	2,399,189

		92,847,006

Insurance 3.6%
ACE Ltd.	68,114	4,740,734
Aflac, Inc.	94,398	4,552,815
Allstate Corp. (The)	101,995	2,942,556
American International Group, Inc.*	88,554	2,223,591
Aon Corp.	65,280	3,161,510
Assurant, Inc.	18,668	739,253
Berkshire Hathaway, Inc., Class B*	355,481	27,859,046
Chubb Corp. (The)	56,231	3,790,532
Cincinnati Financial Corp.	32,540	1,063,407
Genworth Financial, Inc., Class A*	99,580	767,762
Hartford Financial Services Group, Inc.	90,005	1,576,888
Lincoln National Corp.	60,880	1,311,355
Loews Corp.	61,964	2,311,877
Marsh & McLennan Cos., Inc.	108,705	3,433,991
MetLife, Inc.	213,867	7,555,921
Principal Financial Group, Inc.	62,002	1,693,275
Progressive Corp. (The)	125,175	2,538,549
Prudential Financial, Inc.	95,449	5,463,501
Torchmark Corp.	20,768	948,475
Travelers Cos., Inc. (The)	83,472	4,866,418
Unum Group	58,951	1,345,851
XL Group PLC	64,609	1,309,624

		86,196,931

Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	73,563	14,303,590
Expedia, Inc.(a)	19,188	621,115
Netflix, Inc.*	11,250	1,352,250
priceline.com, Inc.*	10,068	5,330,805
TripAdvisor, Inc.*	19,189	631,510

		22,239,270

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	36,105	1,164,387
eBay, Inc.*	232,330	7,341,628
Google, Inc., Class A*	51,083	29,633,759
VeriSign, Inc.	32,001	1,185,957
Yahoo!, Inc.*	250,792	3,879,752

		43,205,483

Leisure Equipment & Products 0.1%
Hasbro, Inc.	23,768	829,741
Mattel, Inc.	68,536	2,124,616

		2,954,357

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	69,984	2,972,220
Life Technologies Corp.*	36,042	1,745,514
PerkinElmer, Inc.	22,550	540,749
Thermo Fisher Scientific, Inc.*	76,485	4,046,057
Waters Corp.*	18,083	1,565,445

		10,869,985

Machinery 2.2%
Caterpillar, Inc.	130,750	14,267,440
Cummins, Inc.	38,996	4,055,584
Deere & Co.	83,702	7,210,927
Dover Corp.	37,596	2,383,962
Eaton Corp.	67,520	3,310,506
Flowserve Corp.	11,182	1,231,921
Illinois Tool Works, Inc.	97,713	5,181,720
Ingersoll-Rand PLC	63,245	2,209,780
Joy Global, Inc.	21,246	1,926,800
PACCAR, Inc.	72,309	3,196,058
Pall Corp.	23,234	1,386,605
Parker Hannifin Corp.	30,660	2,473,649
Snap-on, Inc.	11,598	655,403
Stanley Black & Decker, Inc.	34,269	2,404,998
Xylem, Inc.	37,004	958,774

		52,854,127

Media 3.1%
Cablevision Systems Corp., Class A	45,207	657,762
CBS Corp. Non-Voting Shares, Class B	132,299	3,767,875
Comcast Corp., Class A	550,976	14,650,452
DIRECTV, Class A*	142,681	6,422,072
Discovery Communications, Inc., Class A*	53,587	2,297,811
Gannett Co., Inc.	48,795	691,425
Interpublic Group of Cos., Inc. (The)	93,828	969,243
McGraw-Hill Cos., Inc. (The)	59,160	2,721,360
News Corp., Class A	443,440	8,349,975
Omnicom Group, Inc.	56,000	2,554,160
Scripps Networks Interactive, Inc., Class A	19,456	843,612
Time Warner Cable, Inc.	64,533	4,757,373
Time Warner, Inc.	202,392	7,500,647
Viacom, Inc., Class B	111,669	5,252,910

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Walt Disney Co. (The)	363,264	$14,130,970
Washington Post Co. (The), Class B(a)	996	377,195

		75,944,842

Metals & Mining 1.0%
Alcoa, Inc.	215,537	2,189,856
Allegheny Technologies, Inc.	21,500	975,885
Cliffs Natural Resources, Inc.	28,926	2,089,903
Freeport-McMoRan Copper & Gold, Inc.	191,679	8,857,487
Newmont Mining Corp.	100,060	6,151,689
Nucor Corp.(a)	63,833	2,839,930
Titanium Metals Corp.	16,883	259,660
United States Steel Corp.(a)	29,357	886,288

		24,250,698

Multiline Retail 0.8%
Big Lots, Inc.*	13,077	516,411
Dollar Tree, Inc.*	24,120	2,045,617
Family Dollar Stores, Inc.	23,655	1,319,949
J.C. Penney Co., Inc.	29,169	1,211,972
Kohl’s Corp.	51,459	2,366,599
Macy’s, Inc.	84,713	2,853,981
Nordstrom, Inc.	32,710	1,615,220
Sears Holdings Corp.*(a)	7,885	332,353
Target Corp.	135,807	6,900,353

		19,162,455

Multi-Utilities 1.4%
Ameren Corp.	48,815	1,544,507
CenterPoint Energy, Inc.	86,186	1,591,855
CMS Energy Corp.	50,662	1,105,952
Consolidated Edison, Inc.	59,196	3,490,196
Dominion Resources, Inc.	115,186	5,763,907
DTE Energy Co.	34,274	1,823,720
Integrys Energy Group, Inc.	15,740	817,063
NiSource, Inc.	57,247	1,301,224
PG&E Corp.	82,018	3,334,852
Public Service Enterprise Group, Inc.	102,176	3,100,020
SCANA Corp.	23,207	1,040,370
Sempra Energy	48,321	2,749,465
TECO Energy, Inc.	43,814	790,843
Wisconsin Energy Corp.	46,763	1,589,942
Xcel Energy, Inc.	97,764	2,600,522

		32,644,438

Office Electronics 0.1%
Xerox Corp.	281,385	2,180,734

Oil, Gas & Consumable Fuels 9.8%
Alpha Natural Resources, Inc.*	43,961	884,495
Anadarko Petroleum Corp.	100,696	8,128,181
Apache Corp.	77,662	7,679,219
Cabot Oil & Gas Corp.	42,258	1,348,030
Chesapeake Energy Corp.	133,039	2,811,114
Chevron Corp.(a)	402,676	41,507,842
ConocoPhillips	268,473	18,312,543
CONSOL Energy, Inc.	45,886	1,639,966
Denbury Resources, Inc.*	80,192	1,512,421
Devon Energy Corp.	81,677	5,211,809
El Paso Corp.	155,956	4,190,538
EOG Resources, Inc.	54,367	5,770,513
EQT Corp.	30,226	1,527,018
Exxon Mobil Corp.	969,174	81,158,631
Hess Corp.	60,223	3,390,555
Marathon Oil Corp.	142,310	4,467,111
Marathon Petroleum Corp.	72,363	2,765,714
Murphy Oil Corp.	39,249	2,339,241
Newfield Exploration Co.*	26,878	1,016,257
Noble Energy, Inc.	35,474	3,571,168
Occidental Petroleum Corp.	164,147	16,376,946
Peabody Energy Corp.	54,841	1,869,530
Pioneer Natural Resources Co.	24,822	2,464,825
QEP Resources, Inc.	35,924	1,028,863
Range Resources Corp.	31,696	1,823,154
Southwestern Energy Co.*	70,474	2,194,560
Spectra Energy Corp.	131,517	4,141,470
Sunoco, Inc.	21,856	838,396
Tesoro Corp.*	28,864	722,466
Valero Energy Corp.	113,602	2,725,312
Williams Cos., Inc. (The)	119,093	3,432,260
WPX Energy, Inc.*	39,932	658,079

		237,508,227

Paper & Forest Products 0.2%
International Paper Co.	88,129	2,744,337
MeadWestvaco Corp.	34,321	1,010,410

		3,754,747

Personal Products 0.2%
Avon Products, Inc.	87,014	1,546,239
Estee Lauder Cos., Inc. (The), Class A	45,016	2,607,777

		4,154,016

Pharmaceuticals 5.9%
Abbott Laboratories	314,992	17,056,817
Allergan, Inc.	61,684	5,422,641
Bristol-Myers Squibb Co.	342,646	11,046,907
Eli Lilly & Co.	206,019	8,187,195
Forest Laboratories, Inc.*	54,018	1,716,692
Hospira, Inc.*	33,093	1,140,385
Johnson & Johnson	552,176	36,393,920
Merck & Co., Inc.	616,293	23,579,370
Mylan, Inc.*	86,356	1,791,887
Perrigo Co.	18,844	1,801,486
Pfizer, Inc.	1,554,300	33,262,020
Watson Pharmaceuticals, Inc.*	25,616	1,501,866

		142,901,186

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	9,953	824,208
Equifax, Inc.	24,275	945,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
Robert Half International, Inc.	29,269	$810,458

		2,580,663

Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	79,479	5,047,711
Apartment Investment & Management Co., Class A	24,798	609,039
AvalonBay Communities, Inc.	19,306	2,625,809
Boston Properties, Inc.	29,804	3,101,106
Equity Residential	59,931	3,568,891
HCP, Inc.	82,403	3,463,398
Health Care REIT, Inc.	38,471	2,200,926
Host Hotels & Resorts, Inc.	143,165	2,350,769
Kimco Realty Corp.	81,790	1,492,668
Plum Creek Timber Co., Inc.	32,432	1,257,713
Prologis, Inc.	92,430	2,930,955
Public Storage	28,709	3,986,532
Simon Property Group, Inc.	59,410	8,071,443
Ventas, Inc.	58,161	3,391,368
Vornado Realty Trust	37,240	3,011,971
Weyerhaeuser Co.	108,688	2,175,934

		49,286,233

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	66,078	1,275,305

Road & Rail 0.9%
CSX Corp.	212,324	4,787,906
Norfolk Southern Corp.	67,968	4,907,290
Ryder System, Inc.	10,291	579,178
Union Pacific Corp.	97,682	11,166,029

		21,440,403

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*(a)	118,681	796,349
Altera Corp.	65,123	2,591,244
Analog Devices, Inc.	60,426	2,364,469
Applied Materials, Inc.	263,631	3,237,389
Broadcom Corp., Class A*	97,971	3,364,324
First Solar, Inc.*(a)	11,670	493,408
Intel Corp.	1,029,606	27,202,191
KLA-Tencor Corp.	33,700	1,723,081
Linear Technology Corp.	45,948	1,530,987
LSI Corp.*	115,384	873,457
Microchip Technology, Inc.(a)	38,901	1,435,836
Micron Technology, Inc.*	199,346	1,513,036
Novellus Systems, Inc.*	13,638	643,032
NVIDIA Corp.*	123,168	1,819,191
Teradyne, Inc.*	36,616	598,672
Texas Instruments, Inc.	231,059	7,481,690
Xilinx, Inc.	53,095	1,903,456

		59,571,812

Software 3.7%
Adobe Systems, Inc.*	99,070	3,066,216
Autodesk, Inc.*	45,798	1,648,728
BMC Software, Inc.*	34,282	1,242,380
CA, Inc.	75,231	1,939,455
Citrix Systems, Inc.*	37,842	2,467,677
Electronic Arts, Inc.*	66,706	1,238,730
Intuit, Inc.	60,056	3,389,561
Microsoft Corp.	1,513,830	44,703,400
Oracle Corp.	795,620	22,436,484
Red Hat, Inc.*	38,986	1,807,781
Salesforce.com, Inc.*	27,436	3,204,525
Symantec Corp.*	149,592	2,571,486

		89,716,423

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	17,599	808,498
AutoNation, Inc.*(a)	9,302	332,640
AutoZone, Inc.*	5,653	1,966,566
Bed Bath & Beyond, Inc.*(a)	48,444	2,940,551
Best Buy Co., Inc.	59,246	1,418,942
CarMax, Inc.*	45,498	1,384,504
GameStop Corp., Class A*(a)	28,340	662,022
Gap, Inc. (The)	69,916	1,327,006
Home Depot, Inc. (The)	311,713	13,836,940
Limited Brands, Inc.	49,849	2,086,679
Lowe’s Cos., Inc.	253,286	6,795,663
O’Reilly Automotive, Inc.*	26,017	2,120,646
Ross Stores, Inc.	46,904	2,383,661
Staples, Inc.	141,724	2,073,422
Tiffany & Co.	25,686	1,638,767
TJX Cos., Inc.	76,266	5,196,765
Urban Outfitters, Inc.*	22,366	592,699

		47,565,971

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	58,994	4,132,530
NIKE, Inc., Class B	75,008	7,800,082
Ralph Lauren Corp.	13,056	1,984,512
VF Corp.	17,688	2,325,795

		16,242,919

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	105,771	711,839
People’s United Financial, Inc.	73,523	906,538

		1,618,377

Tobacco 1.8%
Altria Group, Inc.	415,822	11,809,345
Lorillard, Inc.	27,266	2,928,096
Philip Morris International, Inc.	351,219	26,260,644
Reynolds American, Inc.	68,223	2,676,388

		43,674,473

Trading Companies & Distributors 0.2%
Fastenal Co.	59,525	2,778,627
W.W. Grainger, Inc.	12,314	2,348,772

		5,127,399

Wireless Telecommunication Services 0.1%
MetroPCS Communications, Inc.*	58,201	514,497
Sprint Nextel Corp.*	603,863	1,280,189

		1,794,686

Total Common Stocks (cost $2,149,291,001)		2,401,799,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (c)	16,580,265	$16,580,265

Total Mutual Fund (cost $16,580,265)		16,580,265

Repurchase Agreements 2.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%, dated 01/31/12, due 02/01/12, repurchase price $8,912,762, collateralized by U.S. Government Treasury Securities ranging from 1.25% - 3.13%, maturing 01/31/19 - 05/15/21; total market value $9,091,038. (d)	$8,912,707	$8,912,707
Goldman Sachs & Co., 0.12%, dated 01/31/12, due 02/01/12, repurchase price $45,096,350, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 01/15/26; total market value $45,998,127. (d)	45,096,200	45,096,200

Total Repurchase Agreements (cost $54,008,907)		54,008,907

Total Investments (cost $2,219,880,173) (e) — 102.3%		2,472,388,862
Liabilities in excess of other assets — (2.3%)		(54,937,059)

NET ASSETS — 100.0%		$2,417,451,803

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $52,800,807.
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of January 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $54,008,907.
(e)	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,275,724,130, tax unrealized appreciation and depreciation were $507,091,813 and $(310,427,081), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

At January 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
291	E-Mini S&P 500	03/16/12	$19,034,310	$415,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,401,799,690	$—	$—	$2,401,799,690
Futures Contracts	415,393	—	—	415,393
Mutual Fund	16,580,265	—	—	16,580,265
Repurchase Agreements	—	54,008,907	—	54,008,907

Total	$2,418,795,348	$54,008,907	$—	$2,472,804,255

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$415,393

Total		$415,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 20.2%

	Principal Amount	Market Value
Automobile 7.7%
Ally Auto Receivables Trust Series 2010-1, Class A3, 1.45%, 05/15/14	$267,599	$268,934
Series 2010-2, Class A4, 2.09%, 05/15/15	220,000	225,798
Series 2011-5, Class A3, 0.99%, 11/15/15	500,000	502,013
Bank of America Auto Trust Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	455,000	463,358
Series 2010-2, Class A4, 1.94%, 06/15/17	465,000	473,373
BMW Vehicle Owner Trust, Series 2010-A, Class A4, 2.10%, 10/25/16	550,000	560,361
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	502,565	506,944
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	127,370	127,479
Ford Credit Auto Owner Trust, Series 2010-B, Class A3, 0.98%, 10/15/14	189,893	190,471
Honda Auto Receivables Owner Trust Series 2010-1, Class A4, 1.98%, 05/23/16	415,000	420,763
Series 2010-2, Class A4, 1.93%, 08/18/16	500,000	508,481
Hyundai Auto Receivables Trust Series 2010-A, Class A4, 2.45%, 12/15/16	425,000	439,964
Series 2010-B, Class A3, 0.97%, 04/15/15	575,000	577,269
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A4, 1.22%, 12/15/17	515,000	519,821
Toyota Auto Receivables Owner Trust Series 2010-A, Class A3, 1.27%, 12/16/13	76,208	76,445
Series 2010-A, Class A4, 1.86%, 05/16/16	275,000	278,997
Series 2011-A, Class A4, 1.56%, 05/15/15	600,000	610,688
USAA Auto Owner Trust, Series 2010-1, Class A4, 2.14%, 09/15/15	350,000	355,411
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4, 2.14%, 08/22/16	280,000	284,950
Series 2011-1, Class A4, 1.98%, 09/20/17	700,000	720,725
World Omni Auto Receivables Trust Series 2008-A, Class A4, 4.74%, 10/15/13	451,013	456,085
Series 2011-A, Class A4, 1.91%, 04/15/16	240,000	245,319

		8,813,649

Credit Card 4.6%
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	555,000	567,416
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	550,000	568,066
Series 2008-A11, Class A11, 5.40%, 07/15/15	1,100,000	1,176,941
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7, 4.15%, 07/07/17	500,000	555,879
Series 2005-A2, Class A2, 4.85%, 03/10/17	500,000	562,589
Series 2008-A5, Class A5, 4.85%, 04/22/15	594,000	625,087
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	775,000	829,438
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.21%, 06/15/16	400,000	408,898

		5,294,314

Other 7.9%
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A2, 4.97%, 08/01/14	174,428	175,152
Series 2012-1, Class A1, 0.90%, 04/15/18	600,000	602,146
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	1,339,944	1,441,990
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	261,216	271,414
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	594,752	613,901
GE Equipment Midticket LLC, Series 2010-1, Class A4, 1.47%, 07/14/15(a)	790,000	796,682
GE Equipment Small Ticket LLC, Series 2011-1A, Class A3, 1.45%, 01/21/18(a)	700,000	704,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
GE Equipment Transportation LLC, Series 2011-1, Class A4, 1.33%, 05/20/19	$700,000	$704,304
John Deere Owner Trust, Series 2010-A, Class A4, 2.13%, 10/17/16	550,000	560,688
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	618,233	632,899
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A3, 4.95%, 02/15/15	520,934	530,163
Series 2004-1, Class A3, 5.29%, 05/15/18	750,000	844,682
PG&E Energy Recovery Funding LLC Series 2005-1, Class A5, 4.47%, 12/25/14	475,000	486,314
Series 2005-2, Class A2, 5.03%, 03/25/14	52,640	52,992
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	285,709	298,651
Volvo Financial Equipment LLC, Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	243,211	243,627

		8,959,680

Total Asset-Backed Securities (cost $23,018,801)		23,067,643

Collateralized Mortgage Obligations 12.6%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2011-69, Class AB, 1.50%, 05/25/18	975,206	983,508
Series 2011-69, Class AC, 2.00%, 05/25/18	585,123	595,328
Series 2010-30, Class DB, 2.00%, 08/25/18	326,181	332,384
Series 2010-95, Class BK, 1.50%, 02/25/20	575,726	580,094
Series 2006-22, Class CB, 4.50%, 11/25/21	410,342	421,301
Series 2010-50, Class AD, 3.00%, 01/25/24	294,955	301,210
Series 2010-57, Class AQ, 3.00%, 08/25/24	116,767	119,495
Series 2009-76, Class MA, 4.00%, 09/25/24	1,030,492	1,076,353
Series 2010-66, Class QA, 4.50%, 08/25/39	373,362	406,621
Freddie Mac REMICS Series 2692, Class AB, 4.00%, 05/15/16	33,675	33,664
Series 2695, Class DE, 4.00%, 01/15/17	207,066	209,063
Series 2625, Class JD, 3.25%, 07/15/17	67,956	68,406
Series 3758, Class CD, 1.50%, 08/15/17	315,432	317,381
Series 3840, Class BA, 2.00%, 02/15/18	543,125	552,862
Series 3728, Class CA, 1.50%, 10/15/18	460,495	464,008
Series 2920, Class HC, 4.50%, 12/15/18	456,912	467,069
Series 3846, Class CK, 1.50%, 09/15/20	998,633	1,006,646
Series 3728, Class EA, 3.50%, 09/15/20	438,358	452,846
Series 3755, Class AL, 1.50%, 11/15/20	482,096	487,039
Series 3645, Class EH, 3.00%, 12/15/20	268,281	277,652
Series 3815, Class DE, 3.00%, 10/15/21	481,854	498,391
Series 3852, Class EA, 4.50%, 12/15/21	538,921	571,460
Series 3627, Class QG, 4.00%, 07/15/23	244,377	252,228
Series 3501, Class AC, 4.00%, 08/15/23	311,740	324,008
Series 3585, Class LA, 3.50%, 10/15/24	878,204	913,685
Series 3609, Class LE, 3.00%, 12/15/24	471,413	487,797
Series 3609, Class LC, 3.50%, 12/15/24	748,275	780,040
Series 3718, Class BC, 2.00%, 02/15/25	423,831	429,396
Series 3639, Class AB, 2.75%, 02/15/25	472,134	485,832
Government National Mortgage Association, Series 2004-76, Class QA, 4.00%, 01/20/34	526,852	556,203

Total Collateralized Mortgage Obligations (cost $14,421,528)		14,451,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Commercial Mortgage Backed Securities 4.6%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4 4.67%, 07/10/43	$400,000	$438,211
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3 4.80%, 01/12/41	362,189	366,688
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A1 1.56%, 12/15/47	493,246	495,353
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.92%, 03/15/49(b)	174,000	183,935
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	794,860	809,410
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3 5.59%, 02/15/39(b)	140,450	149,718
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	543,285	545,506
Series 2011-GC5, Class A1, 1.47%, 08/10/44	475,603	475,413
Series 2012-GC6, Class A1, 1.28%, 01/10/45	300,000	299,845
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A3 5.17%, 08/12/40(b)	331,084	338,353
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4 4.74%, 02/15/30	390,000	420,899
Morgan Stanley Capital I, Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	158,466	165,030
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class A2, 4.78%, 03/15/42	170,216	170,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4, 5.38%, 10/15/44(b)	400,000	442,642

Total Commercial Mortgage Backed Securities (cost $5,299,001)		5,301,003

Corporate Bonds 36.1%

	Principal Amount	Market Value
Aerospace & Defense 2.0%
Boeing Co. (The), 1.88%, 11/20/12	650,000	656,324
General Dynamics Corp., 5.25%, 02/01/14	500,000	543,957
United Technologies Corp., 4.88%, 05/01/15	1,000,000	1,121,953

		2,322,234

Air Freight & Logistics 0.6%
United Parcel Service, Inc., 3.88%, 04/01/14	600,000	639,861

Beverages 1.7%
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 04/15/15	350,000	375,443
Brown-Forman Corp., 2.50%, 01/15/16	360,000	370,107
Coca-Cola Co. (The), 0.75%, 11/15/13	700,000	704,735
PepsiCo, Inc., 0.80%, 08/25/14	525,000	527,691

		1,977,976

Capital Markets 3.3%
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	800,000	820,917
BlackRock, Inc., 3.50%, 12/10/14	800,000	859,706
Credit Suisse USA, Inc., 5.13%, 08/15/15	735,000	790,870
Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	215,000	221,458
Morgan Stanley, 5.30%, 03/01/13	215,000	221,779
State Street Corp. 2.15%, 04/30/12	500,000	502,561
2.88%, 03/07/16	350,000	366,324

		3,783,615

Chemicals 0.6%
E.I. du Pont de Nemours & Co., 4.75%, 11/15/12	700,000	721,827

Commercial Banks 4.5%
Bank of Nova Scotia, 2.38%, 12/17/13	250,000	258,111
BNP Paribas SA, 0.98%, 04/08/13(b)	500,000	487,810
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	500,000	512,677
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.65%, 08/17/12(a)	195,000	196,963
PNC Funding Corp., 4.25%, 09/21/15	250,000	273,031
Royal Bank of Canada, 1.45%, 10/30/14	525,000	532,385
US Bancorp 2.25%, 03/13/12	500,000	501,192
2.00%, 06/14/13	300,000	305,947
1.38%, 09/13/13	500,000	504,038
Wells Fargo & Co., 3.63%, 04/15/15	1,000,000	1,063,939
Westpac Banking Corp., 2.10%, 08/02/13	500,000	506,889

		5,142,982

Communications Equipment 0.7%
Cisco Systems, Inc., 1.63%, 03/14/14	800,000	817,725

Computers & Peripherals 1.2%
Dell, Inc., 4.70%, 04/15/13	700,000	731,074
Hewlett-Packard Co., 3.00%, 09/15/16	650,000	669,495

		1,400,569

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 1.5%
American Express Credit Corp., 5.88%, 05/02/13	$525,000	$555,221
John Deere Capital Corp. 1.88%, 06/17/13	300,000	305,264
1.25%, 12/02/14	310,000	314,254
Toyota Motor Credit Corp. 1.25%, 11/17/14	125,000	126,205
2.80%, 01/11/16	360,000	377,678

		1,678,622

Diversified Financial Services 3.0%
Bank of America Corp., 3.70%, 09/01/15	480,000	476,053
Caterpillar Financial Services Corp. 1.55%, 12/20/13	250,000	254,250
1.13%, 12/15/14	185,000	186,548
Citigroup, Inc., 5.30%, 10/17/12	200,000	205,460
General Electric Capital Corp., 2.15%, 01/09/15	1,275,000	1,303,197
JPMorgan Chase & Co., 3.15%, 07/05/16	985,000	1,000,012

		3,425,520

Diversified Telecommunication Services 0.6%
AT&T, Inc., 5.88%, 08/15/12	147,000	151,213
Verizon Communications, Inc., 4.35%, 02/15/13	500,000	519,185

		670,398

Electric Utilities 0.5%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	530,000	549,820

Food & Staples Retailing 1.9%
Costco Wholesale Corp., 5.30%, 03/15/12	800,000	804,514
Walgreen Co., 4.88%, 08/01/13	500,000	532,614
Wal-Mart Stores, Inc., 7.25%, 06/01/13	800,000	871,714

		2,208,842

Health Care Equipment & Services 0.8%
Baxter International, Inc., 4.00%, 03/01/14	800,000	854,891

Health Care Providers & Services 0.6%
Medtronic, Inc., 3.00%, 03/15/15	500,000	533,024
UnitedHealth Group, Inc., 4.88%, 02/15/13	160,000	166,325

		699,349

Household Products 1.0%
Procter & Gamble Co. (The), 3.15%, 09/01/15	1,000,000	1,081,318

Industrial Conglomerates 0.4%
General Electric Co., 5.00%, 02/01/13	420,000	438,138

Information Technology Services 0.9%
International Business Machines Corp. 1.00%, 08/05/13	280,000	282,228
0.88%, 10/31/14	520,000	523,201
Western Union Co. (The), 6.50%, 02/26/14	250,000	272,530

		1,077,959

Insurance 2.0%
Berkshire Hathaway, Inc., Series 0001, 2.13%, 02/11/13	800,000	812,896
Metropolitan Life Global Funding I 5.13%, 04/10/13(a)	250,000	262,037
2.00%, 01/09/15(a)	500,000	505,018
New York Life Global Funding, 1.85%, 12/13/13(a)	700,000	710,044

		2,289,995

Machinery 0.4%
PACCAR, Inc., 6.88%, 02/15/14	400,000	449,441

Media 0.4%
Walt Disney Co. (The), Series E, 0.88%, 12/01/14	450,000	452,857

Oil, Gas & Consumable Fuels 1.5%
ConocoPhillips 4.75%, 10/15/12	700,000	721,416
4.40%, 05/15/13	100,000	105,063
Occidental Petroleum Corp. 1.45%, 12/13/13	600,000	610,331
2.50%, 02/01/16	250,000	265,548

		1,702,358

Other 1.1%
AEP Texas Central Transition Funding LLC, Series A-3, 5.09%, 07/01/15	1,150,000	1,264,863

Personal Products 0.5%
Colgate-Palmolive Co., 1.38%, 11/01/15	525,000	535,174

Pharmaceuticals 3.0%
Abbott Laboratories, 4.35%, 03/15/14	300,000	323,638
AstraZeneca PLC, 5.40%, 09/15/12	500,000	515,617
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	700,000	758,159
Johnson & Johnson, 2.15%, 05/15/16	500,000	525,964
Merck & Co., Inc., 2.25%, 01/15/16	555,000	582,000
Novartis Capital Corp., 4.13%, 02/10/14	500,000	535,754
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	185,000	188,686

		3,429,818

Software 0.9%
Microsoft Corp., 1.63%, 09/25/15	190,000	197,024

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
Oracle Corp., 4.95%, 04/15/13	$750,000	$789,698

		986,722

Specialty Retail 0.5%
Lowe’s Cos., Inc., 5.60%, 09/15/12	600,000	618,069

Total Corporate Bonds (cost $40,669,404)		41,220,943

Municipal Bond 0.6%

	Principal Amount	Market Value
Louisiana 0.6%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	600,000	670,488

Total Municipal Bond (cost $676,721)		670,488

Sovereign Bond 0.5%

	Principal Amount	Market Value
CANADA 0.5%
Province of Ontario Canada, 1.88%, 11/19/12	575,000	581,332

Total Sovereign Bond (cost $574,714)		581,332

U.S. Government Mortgage Backed Agencies 5.6%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 555547 4.50%, 05/01/18	680,144	730,561
Pool# 254833 4.50%, 08/01/18	404,910	434,925
Pool# AA5563 4.00%, 06/01/24	184,442	195,607
Pool# AE5487 3.50%, 10/01/25	495,882	522,429
Pool# AB2130 3.50%, 01/01/26	384,440	405,021
Pool# AE0705 4.00%, 01/01/26	458,691	486,458
Pool# AD0496 6.00%, 10/01/39	443,546	488,589
Freddie Mac Gold Pool
Pool# G11723 5.50%, 07/01/20	240,735	261,564
Pool# J11719 4.00%, 02/01/25	536,096	567,626
Pool# J12604 4.00%, 07/01/25	1,340,013	1,418,825
Pool# G13908 4.00%, 10/01/25	347,894	368,355
Pool# J13543 3.50%, 11/01/25	536,944	564,347

Total U.S. Government Mortgage Backed Agencies (cost $6,349,011)		6,444,307

U.S. Government Sponsored & Agency Obligations 9.2%

	Principal Amount	Market Value
Federal Home Loan Banks 0.50%, 08/28/13	500,000	501,264
Federal Home Loan Mortgage Corp. 1.75%, 06/15/12	750,000	754,660
0.38%, 11/30/12	2,000,000	2,004,398
0.88%, 10/28/13	500,000	504,178
2.18%, 02/19/14	500,000	517,458
Federal National Mortgage Association 1.50%, 06/26/13	2,500,000	2,543,365
1.00%, 09/23/13	500,000	505,332
0.88%, 08/28/14	1,000,000	1,012,444
4.63%, 10/15/14	1,000,000	1,109,719
2.25%, 03/15/16	1,000,000	1,053,999

Total U.S. Government Sponsored & Agency Obligations (cost $10,412,934)		10,506,817

U.S. Treasury Notes 6.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.38%, 05/15/12	1,000,000	1,003,711
0.25%, 11/30/13	500,000	500,313
4.75%, 05/15/14	1,000,000	1,102,500
0.75%, 06/15/14	1,000,000	1,011,875
0.38%, 11/15/14	1,835,000	1,839,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
2.25%, 01/31/15	$2,000,000	$2,115,782

Total U.S. Treasury Notes (cost $7,555,211)		7,573,768

Yankee Dollar 0.5%

	Principal Amount	Market Value
Road & Rail 0.5%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	529,898

Total Yankee Dollar (cost $522,823)		529,898

Mutual Fund 3.6%

	Shares	Market Value
Money Market Fund 3.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (c)	4,151,673	$4,151,673

Total Mutual Fund (cost $4,151,673)		4,151,673

Total Investments (cost $113,651,821) (d) — 100.1%		114,499,842
Liabilities in excess of other assets — (0.1)%		(166,374)

NET ASSETS — 100.0%		$114,333,468

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $3,881,804 which represents 3.40% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2012. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2012.
(d)	At January 31, 2012, the tax basis cost of the Fund’s investments was $113,651,821, tax unrealized appreciation and depreciation were $1,049,794 and $(201,773), respectively.

BA	Limited
LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$23,067,643	$—	$23,067,643
Collateralized Mortgage Obligations	—	14,451,970	—	14,451,970
Commercial Mortgage Backed Securities	—	5,301,003	—	5,301,003
Corporate Bonds	—	41,220,943	—	41,220,943
Municipal Bond	—	670,488	—	670,488
Mutual Fund	4,151,673	—	—	4,151,673
Sovereign Bond	—	581,332	—	581,332
U.S. Government Mortgage Backed Agencies	—	6,444,307	—	6,444,307
U.S. Government Sponsored & Agency Obligations	—	10,506,817	—	10,506,817
U.S. Treasury Notes	—	7,573,768	—	7,573,768
Yankee Dollar	—	529,898	—	529,898

Total	$4,151,673	$110,348,169	$—	$114,499,842

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.6%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	16,926	$358,662
Aerovironment, Inc.*	7,193	200,469
American Science & Engineering, Inc.	3,865	276,348
Astronics Corp.*	4,374	145,698
Ceradyne, Inc.*	10,605	350,919
Cubic Corp.	6,730	311,195
Curtiss-Wright Corp.	19,766	738,458
DigitalGlobe, Inc.*	15,009	235,491
Ducommun, Inc.	4,476	64,678
Esterline Technologies Corp.*	12,976	793,482
GenCorp, Inc.*	25,000	137,250
GeoEye, Inc.*	9,432	206,655
HEICO Corp.(a)	17,766	987,790
Hexcel Corp.*	41,709	1,045,645
KEYW Holding Corp. (The)*(a)	7,849	59,652
Kratos Defense & Security Solutions, Inc.*	14,081	95,610
LMI Aerospace, Inc.*	3,896	77,102
Moog, Inc., Class A*	19,340	824,271
National Presto Industries, Inc.(a)	2,043	199,642
Orbital Sciences Corp.*	24,893	360,700
Taser International, Inc.*	23,663	112,636
Teledyne Technologies, Inc.*	15,640	887,726
Triumph Group, Inc.	16,014	1,001,996

		9,472,075

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	22,970	138,050
Atlas Air Worldwide Holdings, Inc.*	11,187	532,893
Forward Air Corp.	12,519	438,165
HUB Group, Inc., Class A*	15,676	536,589
Pacer International, Inc.*	14,915	90,087
Park-Ohio Holdings Corp.*	3,542	70,450

		1,806,234

Airlines 0.7%
Alaska Air Group, Inc.*	15,260	1,161,744
Allegiant Travel Co.*	6,295	346,036
Hawaiian Holdings, Inc.*	21,506	149,682
JetBlue Airways Corp.*	104,976	622,508
Republic Airways Holdings, Inc.*	20,530	113,120
SkyWest, Inc.	22,560	288,768
Spirit Airlines, Inc.*	6,643	111,536
US Airways Group, Inc.*	68,997	582,334

		3,375,728

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	28,434	342,914
Amerigon, Inc.*	9,468	145,334
Cooper Tire & Rubber Co.	26,455	398,412
Dana Holding Corp.*	62,291	925,021
Dorman Products, Inc.*	4,612	200,207
Drew Industries, Inc.*	8,141	211,422
Exide Technologies*	32,933	108,679
Fuel Systems Solutions, Inc.*	7,089	147,947
Modine Manufacturing Co.*	19,839	217,039
Motorcar Parts of America, Inc.*	4,833	31,028
Shiloh Industries, Inc.*	2,573	21,150
Spartan Motors, Inc.	14,238	86,425
Standard Motor Products, Inc.	8,381	173,403
Stoneridge, Inc.*	11,273	105,628
Superior Industries International, Inc.	9,979	181,318
Tenneco, Inc.*	25,744	826,382
Tower International, Inc.*	2,628	30,012

		4,152,321

Automobiles 0.0%†
Winnebago Industries, Inc.*	12,408	113,409

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	3,496	349,775
Central European Distribution Corp.*(a)	30,956	126,920
Coca-Cola Bottling Co. Consolidated	1,938	118,121
Craft Brewers Alliance, Inc.*	4,750	29,735
MGP Ingredients, Inc.	4,664	27,797
National Beverage Corp.*	4,803	80,354
Primo Water Corp.*(a)	5,387	15,784

		748,486

Biotechnology 4.0%
Achillion Pharmaceuticals, Inc.*	20,213	224,162
Acorda Therapeutics, Inc.*	16,807	429,083
Aegerion Pharmaceuticals, Inc.*	3,887	66,818
Affymax, Inc.*	15,052	120,265
Alkermes PLC*	40,623	764,119
Allos Therapeutics, Inc.*	31,678	49,101
Alnylam Pharmaceuticals, Inc.*	15,690	181,376
AMAG Pharmaceuticals, Inc.*	9,002	147,813
Amicus Therapeutics, Inc.*	7,364	47,866
Anacor Pharmaceuticals, Inc.*(a)	4,361	30,483
Anthera Pharmaceuticals, Inc.*	8,988	70,825
Ardea Biosciences, Inc.*	7,148	130,022
Arena Pharmaceuticals, Inc.*(a)	62,077	109,876
ARIAD Pharmaceuticals, Inc.*	66,978	987,926
Arqule, Inc.*	22,769	179,875
Array BioPharma, Inc.*	24,083	66,228
Astex Pharmaceuticals, Inc.*	23,574	63,886
AVEO Pharmaceuticals, Inc.*	13,344	175,874
AVI BioPharma, Inc.*(a)	60,540	54,480
BioCryst Pharmaceuticals, Inc.*(a)	11,702	40,840
BioMimetic Therapeutics, Inc.*	8,945	17,622
Biosante Pharmaceuticals, Inc.*(a)	43,061	28,071
Biospecifics Technologies Corp.*	2,002	38,078
Biotime, Inc.*(a)	10,525	60,835
Cell Therapeutics, Inc.*(a)	82,170	90,387
Celldex Therapeutics, Inc.*	18,814	89,367
Cepheid, Inc.*	26,307	1,159,086
Chelsea Therapeutics International Ltd.*	22,819	102,685

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Cleveland Biolabs, Inc.*(a)	12,604	$39,577
Clovis Oncology, Inc.*(a)	5,219	99,109
Codexis, Inc.*	10,456	58,240
Cubist Pharmaceuticals, Inc.*	25,530	1,042,135
Curis, Inc.*(a)	32,559	161,167
Cytori Therapeutics, Inc.*(a)	21,756	74,623
DUSA Pharmaceuticals, Inc.*	10,197	48,946
Dyax Corp.*	41,990	68,444
Dynavax Technologies Corp.*	65,271	227,143
Emergent Biosolutions, Inc.*	10,388	176,284
Enzon Pharmaceuticals, Inc.*	16,026	114,265
Exact Sciences Corp.*	24,076	224,870
Exelixis, Inc.*	54,475	289,807
Genomic Health, Inc.*	7,241	200,938
Geron Corp.*	54,990	108,880
GTx, Inc.*(a)	8,683	50,796
Halozyme Therapeutics, Inc.*	34,964	369,220
Horizon Pharma, Inc.*(a)	2,898	11,505
Idenix Pharmaceuticals, Inc.*(a)	25,674	343,775
ImmunoGen, Inc.*	32,017	452,080
Immunomedics, Inc.*(a)	28,050	98,736
Incyte Corp., Ltd.*(a)	37,663	666,635
Infinity Pharmaceuticals, Inc.*(a)	8,176	49,710
Inhibitex, Inc.*	27,074	691,199
Insmed, Inc.*(a)	10,766	51,892
InterMune, Inc.*	23,031	345,465
Ironwood Pharmaceuticals, Inc.*	21,509	322,635
Isis Pharmaceuticals, Inc.*(a)	42,437	346,286
Keryx Biopharmaceuticals, Inc.*(a)	29,451	99,839
Lexicon Pharmaceuticals, Inc.*	72,844	105,624
Ligand Pharmaceuticals, Inc., Class B*	8,372	104,231
MannKind Corp.*(a)	32,886	88,792
Maxygen, Inc.*	12,075	67,499
Medivation, Inc.*	13,344	739,391
Metabolix, Inc.*(a)	14,505	38,438
Micromet, Inc.*	39,006	426,336
Momenta Pharmaceuticals, Inc.*	19,647	308,261
Nabi Biopharmaceuticals*	16,738	30,965
Neurocrine Biosciences, Inc.*	21,010	195,393
Novavax, Inc.*(a)	40,936	61,813
NPS Pharmaceuticals, Inc.*	36,625	281,280
Nymox Pharmaceutical Corp.*(a)	8,287	65,965
OncoGenex Pharmaceutical, Inc.*	4,131	57,421
Oncothyreon, Inc.*(a)	17,716	120,646
Onyx Pharmaceuticals, Inc.*	26,980	1,104,561
Opko Health, Inc.*(a)	46,381	243,964
Orexigen Therapeutics, Inc.*(a)	12,235	33,524
Osiris Therapeutics, Inc.*(a)	6,643	38,729
PDL BioPharma, Inc.	59,590	380,780
Peregrine Pharmaceuticals, Inc.*(a)	36,473	35,747
Pharmacyclics, Inc.*	19,555	359,421
PharmAthene, Inc.*(a)	13,984	22,374
Progenics Pharmaceuticals, Inc.*	12,509	120,587
Raptor Pharmaceutical Corp.*(a)	20,048	143,544
Rigel Pharmaceuticals, Inc.*	29,231	285,587
Sangamo BioSciences, Inc.*(a)	22,341	77,076
Savient Pharmaceuticals, Inc.*(a)	30,247	76,525
SciClone Pharmaceuticals, Inc.*	14,765	70,724
Seattle Genetics, Inc.*(a)	41,093	777,890
SIGA Technologies, Inc.*(a)	14,526	48,081
Spectrum Pharmaceuticals, Inc.*	24,451	344,026
Sunesis Pharmaceuticals, Inc.*(a)	10,168	14,032
Synta Pharmaceuticals Corp.*	9,934	45,994
Targacept, Inc.*	11,751	71,446
Theravance, Inc.*	29,370	521,024
Trius Therapeutics, Inc.*	3,462	19,249
Vanda Pharmaceuticals, Inc.*	11,943	59,118
Vical, Inc.*	30,556	107,252
Zalicus, Inc.*	30,447	32,578
ZIOPHARM Oncology, Inc.*(a)	24,941	132,437

		20,219,575

Building Products 0.7%
A.O. Smith Corp.	16,179	687,284
AAON, Inc.(a)	7,998	161,959
Ameresco, Inc., Class A*	7,516	98,535
American Woodmark Corp.	3,989	56,723
Apogee Enterprises, Inc.	11,985	164,794
Builders FirstSource, Inc.*	18,714	47,346
Gibraltar Industries, Inc.*	12,946	202,864
Griffon Corp.	20,328	202,670
Insteel Industries, Inc.	7,498	95,974
NCI Building Systems, Inc.*	8,398	98,341
Quanex Building Products Corp.	16,149	265,328
Simpson Manufacturing Co., Inc.	17,707	573,353
Trex Co., Inc.*	6,623	164,383
Universal Forest Products, Inc.	8,314	264,136
USG Corp.*	30,400	390,336

		3,474,026

Capital Markets 1.9%
Apollo Investment Corp.	83,496	643,754
Arlington Asset Investment Corp., Class A	2,736	61,286
Artio Global Investors, Inc.	13,341	59,901
BGC Partners, Inc., Class A	32,248	201,873
BlackRock Kelso Capital Corp.(a)	31,255	283,483
Calamos Asset Management, Inc., Class A	8,090	101,044
Capital Southwest Corp.	1,245	110,481
CIFC Corp.*	5,554	31,213
Cohen & Steers, Inc.(a)	7,566	255,504
Cowen Group, Inc., Class A*	28,468	76,864
Diamond Hill Investment Group, Inc.	1,086	82,981
Duff & Phelps Corp., Class A	12,981	198,999
Edelman Financial Group, Inc.	8,682	61,989
Epoch Holding Corp.	6,293	149,836
Evercore Partners, Inc., Class A	8,949	252,272
FBR & Co.*	17,819	39,024
Fidus Investment Corp.(a)	2,476	33,847
Fifth Street Finance Corp.	30,840	300,382
Financial Engines, Inc.*	16,306	390,529
FXCM, Inc., Class A(a)	7,378	77,617
GAMCO Investors, Inc., Class A	2,894	134,571
GFI Group, Inc.(a)	30,182	139,743
Gladstone Capital Corp.	9,000	80,550
Gladstone Investment Corp.	9,420	76,585
Gleacher & Co., Inc.*	31,251	52,189
Golub Capital BDC, Inc.(a)	4,344	66,376
Harris & Harris Group, Inc.*(a)	12,914	57,080

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Hercules Technology Growth Capital, Inc.	18,689	$178,106
HFF, Inc., Class A*	12,426	175,331
ICG Group, Inc.*	15,817	141,879
INTL. FCStone, Inc.*	5,647	145,015
Investment Technology Group, Inc.*	17,572	199,266
JMP Group, Inc.	6,337	46,767
KBW, Inc.	14,063	243,712
Knight Capital Group, Inc., Class A*	42,742	555,219
Kohlberg Capital Corp.	8,157	57,017
Ladenburg Thalmann Financial Services, Inc.*(a)	45,377	101,644
Main Street Capital Corp.(a)	9,754	215,856
Manning & Napier, Inc.*	6,097	80,785
MCG Capital Corp.(a)	32,883	153,892
Medallion Financial Corp.	6,363	70,566
Medley Capital Corp.	4,681	52,100
MVC Capital, Inc.	10,241	128,422
New Mountain Finance Corp.	3,001	39,703
NGP Capital Resources Co.	9,244	71,918
Oppenheimer Holdings, Inc., Class A(a)	4,406	76,841
PennantPark Investment Corp.	19,440	200,426
Piper Jaffray Cos.*	6,725	149,631
Prospect Capital Corp.(a)	46,456	479,426
Pzena Investment Management, Inc., Class A	3,474	16,015
Safeguard Scientifics, Inc.*	8,806	140,015
Solar Capital Ltd.	15,542	355,135
Solar Senior Capital Ltd.	3,284	53,529
Stifel Financial Corp.*	22,878	824,981
SWS Group, Inc.	12,436	91,405
THL Credit, Inc.	3,918	51,091
TICC Capital Corp.	13,767	128,721
Triangle Capital Corp.(a)	9,420	183,502
Virtus Investment Partners, Inc.*	2,333	185,170
Walter Investment Management Corp.	10,985	205,639
Westwood Holdings Group, Inc.(a)	2,662	106,214

		9,924,912

Chemicals 2.2%
A. Schulman, Inc.	13,142	321,979
American Vanguard Corp.	9,516	143,025
Balchem Corp.	12,285	464,864
Calgon Carbon Corp.*	24,050	392,977
Chase Corp.	2,747	36,535
Chemtura Corp.*	41,011	576,205
Ferro Corp.*	36,875	249,275
Flotek Industries, Inc.*(a)	21,255	249,534
FutureFuel Corp.	7,977	95,166
Georgia Gulf Corp.*	14,462	506,893
H.B. Fuller Co.	21,045	602,308
Hawkins, Inc.(a)	3,701	146,560
Innophos Holdings, Inc.	9,239	461,211
Innospec, Inc.*	10,097	326,840
KMG Chemicals, Inc.	3,021	55,617
Koppers Holdings, Inc.	8,775	333,362
Kraton Performance Polymers, Inc.*	13,580	386,215
Landec Corp.*	11,255	67,868
LSB Industries, Inc.*	7,821	274,126
Minerals Technologies, Inc.	7,774	493,260
NewMarket Corp.	3,839	829,953
Olin Corp.	33,940	753,468
OM Group, Inc.*	13,203	358,197
Omnova Solutions, Inc.*	19,289	95,673
PolyOne Corp.	39,776	573,570
Quaker Chemical Corp.	5,460	241,878
Senomyx, Inc.*	16,934	49,617
Sensient Technologies Corp.	21,319	844,659
Spartech Corp.*	13,159	70,664
Stepan Co.	3,451	296,579
TPC Group, Inc.*	5,644	185,405
Tredegar Corp.	10,175	250,915
Zep, Inc.	9,358	153,284
Zoltek Cos., Inc.*(a)	11,833	102,829

		10,990,511

Commercial Banks 6.1%
1st Source Corp.	6,522	163,311
1st United Bancorp, Inc.*	11,666	67,196
Alliance Financial Corp.	2,040	63,526
Ameris Bancorp*	10,157	108,883
Ames National Corp.(a)	3,590	71,118
Arrow Financial Corp.(a)	4,355	114,319
Bancfirst Corp.	2,895	116,263
Banco Latinoamericano de Comercio Exterior SA, Class E	11,894	220,158
Bancorp, Inc. (The)*	12,519	100,402
BancorpSouth, Inc.	35,620	400,013
Bank of Kentucky Financial Corp. (The)	2,479	58,653
Bank of Marin Bancorp	2,280	88,350
Bank of the Ozarks, Inc.	11,967	334,956
Banner Corp.	7,052	138,501
BBCN Bancorp, Inc.*	31,637	320,166
Boston Private Financial Holdings, Inc.	32,841	270,610
Bridge Bancorp, Inc.	2,919	56,249
Bridge Capital Holdings*(a)	3,824	41,376
Bryn Mawr Bank Corp.	4,655	93,612
Camden National Corp.	3,294	113,314
Capital Bank Corp.*	4,992	11,881
Capital City Bank Group, Inc.	4,893	42,814
Cardinal Financial Corp.	12,381	138,791
Cascade Bancorp*(a)	3,239	17,199
Cathay General Bancorp	33,520	527,605
Center Bancorp, Inc.	5,189	49,555
Centerstate Banks, Inc.	12,845	90,557
Central Pacific Financial Corp.*(a)	6,559	89,399
Century Bancorp, Inc., Class A	1,413	40,101
Chemical Financial Corp.	11,748	265,857
Citizens & Northern Corp.	5,223	109,735
City Holding Co.(a)	6,519	231,685
CNB Financial Corp.(a)	5,308	87,635
CoBiz Financial, Inc.	13,949	83,415
Columbia Banking System, Inc.	16,838	353,598
Community Bank System, Inc.	15,691	429,306
Community Trust Bancorp, Inc.	5,931	182,734
CVB Financial Corp.	38,118	401,383
Eagle Bancorp, Inc.*	7,171	120,401
Encore Bancshares, Inc.*	3,573	47,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Enterprise Bancorp, Inc.	2,409	$39,074
Enterprise Financial Services Corp.	6,798	84,227
Financial Institutions, Inc.	5,908	100,968
First Bancorp, Inc.(a)	3,809	60,906
First Bancorp, North Carolina	6,483	75,462
First Busey Corp.	33,012	165,390
First Commonwealth Financial Corp.	44,785	248,109
First Community Bancshares, Inc.	6,809	86,883
First Connecticut Bancorp, Inc.	7,630	101,174
First Financial Bancorp	24,867	432,188
First Financial Bankshares, Inc.	13,414	457,149
First Financial Corp.(a)	4,772	167,115
First Interstate BancSystem, Inc.	6,755	92,949
First Merchants Corp.	10,974	108,094
First Midwest Bancorp, Inc.	31,791	345,886
First of Long Island Corp. (The)	3,287	87,401
FirstMerit Corp.	46,583	730,887
FNB Corp.	57,945	679,115
German American Bancorp, Inc.(a)	5,412	108,889
Glacier Bancorp, Inc.	30,696	428,823
Great Southern Bancorp, Inc.	4,353	105,778
Hampton Roads Bankshares, Inc.*	5,336	15,848
Hancock Holding Co.	32,528	1,079,930
Hanmi Financial Corp.*	13,430	110,663
Heartland Financial USA, Inc.	5,724	94,446
Heritage Commerce Corp.*	8,764	43,469
Heritage Financial Corp.	6,681	93,734
Home Bancshares, Inc.	9,576	249,551
Hudson Valley Holding Corp.	6,684	146,714
IBERIABANK Corp.	12,593	658,362
Independent Bank Corp.	9,160	254,098
International Bancshares Corp.	22,620	434,756
Investors Bancorp, Inc.*	19,745	291,436
Lakeland Bancorp, Inc.	9,334	93,060
Lakeland Financial Corp.	6,935	175,733
MainSource Financial Group, Inc.	8,609	80,839
MB Financial, Inc.	23,207	421,207
Merchants Bancshares, Inc.	2,087	59,375
Metro Bancorp, Inc.*	5,921	64,776
MidSouth Bancorp, Inc.	3,288	42,908
National Bankshares, Inc.(a)	2,991	85,453
National Penn Bancshares, Inc.	52,748	458,380
NBT Bancorp, Inc.	14,728	331,380
Old National Bancorp	40,405	475,567
OmniAmerican Bancorp, Inc.*	5,059	83,221
Oriental Financial Group, Inc.	19,317	220,987
Orrstown Financial Services, Inc.	3,071	23,248
Pacific Capital Bancorp*	1,758	49,048
Pacific Continental Corp.	7,915	70,127
PacWest Bancorp	12,898	274,340
Park National Corp.(a)	5,511	381,527
Park Sterling Corp.*	13,675	59,897
Penns Woods Bancorp, Inc.(a)	1,658	65,640
Peoples Bancorp, Inc.	4,538	71,065
Pinnacle Financial Partners, Inc.*	14,549	245,005
PrivateBancorp, Inc.	25,591	361,857
Prosperity Bancshares, Inc.	19,989	829,743
Renasant Corp.	10,735	169,398
Republic Bancorp, Inc., Class A	4,243	107,815
S&T Bancorp, Inc.	11,999	260,498
Sandy Spring Bancorp, Inc.	10,291	187,914
SCBT Financial Corp.	5,980	184,961
Seacoast Banking Corp. of Florida*	30,818	50,850
Sierra Bancorp	5,100	46,563
Signature Bank*	19,629	1,141,426
Simmons First National Corp., Class A	7,417	204,338
Southside Bancshares, Inc.	7,022	150,271
Southwest Bancorp, Inc.*	8,293	69,247
State Bank Financial Corp.*	13,477	215,497
StellarOne Corp.	9,828	120,688
Sterling Bancorp	13,288	126,900
Sterling Financial Corp.*	11,436	209,965
Suffolk Bancorp*	4,207	51,157
Sun Bancorp, Inc.*	17,095	49,917
Susquehanna Bancshares, Inc.	66,765	610,232
SVB Financial Group*	18,272	1,060,507
SY Bancorp, Inc.	5,176	113,510
Taylor Capital Group, Inc.*	5,402	66,823
Texas Capital Bancshares, Inc.*	15,862	503,143
Tompkins Financial Corp.	3,481	140,772
Tower Bancorp, Inc.	4,478	137,878
TowneBank(a)	10,432	137,702
TriCo Bancshares	6,050	90,387
Trustmark Corp.	27,292	643,272
UMB Financial Corp.	13,660	527,003
Umpqua Holdings Corp.	48,864	594,675
Union First Market Bankshares Corp.	8,685	119,332
United Bankshares, Inc.(a)	17,603	491,300
United Community Banks, Inc.*	17,742	134,662
Univest Corp. of Pennsylvania	7,210	106,852
Virginia Commerce Bancorp, Inc.*	10,024	88,813
Washington Banking Co.	6,577	87,080
Washington Trust Bancorp, Inc.	6,105	150,732
Webster Financial Corp.	30,700	650,840
WesBanco, Inc.	9,903	197,664
West Bancorporation, Inc.(a)	6,692	65,046
West Coast Bancorp*	8,169	130,541
Westamerica Bancorporation	12,320	572,264
Western Alliance Bancorp*	29,602	236,520
Wilshire Bancorp, Inc.*	26,252	91,882
Wintrust Financial Corp.	14,904	456,808

		31,020,043

Commercial Services & Supplies 2.6%
A.T. Cross Co., Class A*	3,875	38,440
ABM Industries, Inc.	22,578	489,943
ACCO Brands Corp.*	23,493	249,496
American Reprographics Co.*	15,789	94,892
Brink’s Co. (The)	19,878	560,361
Casella Waste Systems, Inc., Class A*	10,812	74,278
Cenveo, Inc.*	23,407	78,413
Clean Harbors, Inc.*	19,959	1,266,399
CompX International, Inc.	423	6,425
Consolidated Graphics, Inc.*	3,588	182,235
Courier Corp.	4,390	54,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Deluxe Corp.	21,884	$559,574
Encore Capital Group, Inc.*	6,898	162,103
EnergySolutions, Inc.*	34,030	121,147
EnerNOC, Inc.*(a)	9,894	90,530
Ennis, Inc.	11,101	183,611
Fuel Tech, Inc.*	7,608	45,876
G&K Services, Inc., Class A	7,963	261,664
Geo Group, Inc. (The)*	27,614	485,454
Healthcare Services Group, Inc.	28,277	528,497
Heritage-Crystal Clean, Inc.*	1,922	39,555
Herman Miller, Inc.	24,391	515,138
HNI Corp.	19,054	516,935
InnerWorkings, Inc.*(a)	10,968	120,977
Interface, Inc., Class A	22,436	298,174
Intersections, Inc.	4,136	50,790
Kimball International, Inc., Class B	13,388	81,533
Knoll, Inc.	20,381	325,281
McGrath Rentcorp	10,356	329,735
Metalico, Inc.*	17,054	62,077
Mine Safety Appliances Co.	11,573	395,102
Mobile Mini, Inc.*	15,653	325,582
Multi-Color Corp.	4,845	110,999
NL Industries, Inc.	2,807	38,793
Portfolio Recovery Associates, Inc.*	7,301	474,200
Quad/Graphics, Inc.(a)	10,735	126,136
Rollins, Inc.	27,067	578,963
Schawk, Inc.	5,032	67,630
Standard Parking Corp.*	6,729	118,969
Steelcase, Inc., Class A	33,882	295,112
Swisher Hygiene, Inc.*(a)	36,121	126,785
Sykes Enterprises, Inc.*	16,901	296,275
Team, Inc.*	8,286	241,868
Tetra Tech, Inc.*	26,567	614,495
TMS International Corp., Class A*	5,484	58,240
TRC Cos., Inc.*	7,345	45,612
UniFirst Corp.	6,030	364,091
United Stationers, Inc.	18,168	587,371
US Ecology, Inc.	7,834	146,653
Viad Corp.	8,679	175,576
WCA Waste Corp.*	7,012	45,438

		13,107,727

Communications Equipment 2.1%
ADTRAN, Inc.	27,544	953,849
Anaren, Inc.*	6,436	112,115
Arris Group, Inc.*	52,718	615,746
Aruba Networks, Inc.*	36,345	806,132
Aviat Networks, Inc.*	25,422	56,437
Bel Fuse, Inc., Class B	4,482	90,760
Black Box Corp.	7,663	236,940
Blue Coat Systems, Inc.*	18,520	477,075
Calix, Inc.*	16,045	121,461
Communications Systems, Inc.	2,652	39,488
Comtech Telecommunications Corp.	8,663	267,340
Dialogic, Inc.*(a)	7,661	6,856
Digi International, Inc.*	10,818	122,135
EMCORE Corp.*(a)	36,542	43,119
Emulex Corp.*	37,395	390,404
Extreme Networks*	39,283	127,277
Finisar Corp.*	38,172	773,365
Globecomm Systems, Inc.*	9,558	136,393
Harmonic, Inc.*	48,927	287,201
Infinera Corp.*	44,535	317,980
InterDigital, Inc.(a)	19,316	720,873
Ixia*	16,456	200,928
KVH Industries, Inc.*	6,259	58,396
Loral Space & Communications, Inc.*	4,648	320,526
Meru Networks, Inc.*	5,110	25,192
Netgear, Inc.*	15,591	620,834
Numerex Corp., Class A*(a)	4,373	37,433
Oclaro, Inc.*	21,491	88,973
Oplink Communications, Inc.*	8,325	155,927
Opnext, Inc.*	20,646	22,711
ORBCOMM, Inc.*	14,386	49,632
Plantronics, Inc.	18,529	690,020
Powerwave Technologies, Inc.*(a)	13,151	22,620
Procera Networks, Inc.*	6,125	103,084
ShoreTel, Inc.*	20,103	131,675
Sonus Networks, Inc.*	89,994	232,184
Sycamore Networks, Inc.*	8,527	165,594
Symmetricom, Inc.*	18,465	115,222
Ubiquiti Networks, Inc.*(a)	3,697	89,763
ViaSat, Inc.*	15,448	734,398
Westell Technologies, Inc., Class A*	22,407	49,295

		10,617,353

Computers & Peripherals 0.7%
3D Systems Corp.*(a)	17,854	341,368
Avid Technology, Inc.*	12,623	122,317
Cray, Inc.*	15,430	115,108
Dot Hill Systems Corp.*	22,676	34,241
Electronics for Imaging, Inc.*	19,894	341,381
Imation Corp.*	12,784	75,809
Immersion Corp.*	12,186	68,607
Intermec, Inc.*	25,329	213,777
Intevac, Inc.*	9,757	81,276
Novatel Wireless, Inc.*	13,438	38,567
OCZ Technology Group, Inc.*(a)	21,892	184,550
Quantum Corp.*	96,049	242,043
Rimage Corp.	3,820	47,521
Silicon Graphics International Corp.*(a)	13,206	180,130
STEC, Inc.*(a)	15,669	148,229
Stratasys, Inc.*	9,004	330,897
Super Micro Computer, Inc.*	11,450	193,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals (continued)
Synaptics, Inc.*(a)	13,698	$524,770
Xyratex Ltd.	12,067	191,624

		3,475,491

Construction & Engineering 0.8%
Aegion Corp.*	16,827	287,237
Argan, Inc.	3,298	47,821
Comfort Systems USA, Inc.	16,194	193,680
Dycom Industries, Inc.*	15,000	320,550
EMCOR Group, Inc.	28,473	820,877
Furmanite Corp.*(a)	15,797	121,795
Granite Construction, Inc.	16,466	438,490
Great Lakes Dredge & Dock Corp.	25,085	160,544
Layne Christensen Co.*	8,359	194,180
MasTec, Inc.*	24,120	392,915
Michael Baker Corp.*	3,556	87,086
MYR Group, Inc.*	8,577	171,368
Northwest Pipe Co.*	3,957	90,259
Orion Marine Group, Inc.*	11,521	83,412
Pike Electric Corp.*	6,823	54,311
Primoris Services Corp.	11,372	180,929
Sterling Construction Co., Inc.*	7,031	84,442
Tutor Perini Corp.*	13,297	201,981
UniTek Global Services, Inc.*	5,138	17,469

		3,949,346

Construction Materials 0.2%
Eagle Materials, Inc.	18,949	557,290
Headwaters, Inc.*	25,853	68,511
Texas Industries, Inc.(a)	9,697	303,128
United States Lime & Minerals, Inc.*	1,104	68,757

		997,686

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	23,565	185,457
Cash America International, Inc.	12,543	550,136
Credit Acceptance Corp.*	2,858	241,272
DFC Global Corp.*	18,541	365,258
EZCORP, Inc., Class A*	20,024	537,044
First Cash Financial Services, Inc.*	13,362	537,820
First Marblehead Corp. (The)*(a)	21,701	27,343
Imperial Holdings, Inc.*	8,081	19,152
Nelnet, Inc., Class A	11,023	271,717
Netspend Holdings, Inc.*(a)	11,310	98,736
Nicholas Financial, Inc.(a)	4,171	53,889
World Acceptance Corp.*	6,419	409,019

		3,296,843

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,723	56,928
Boise, Inc.	38,948	297,563
Graphic Packaging Holding Co.*	68,109	341,226
Myers Industries, Inc.	12,757	169,795

		865,512

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,843	196,674
Pool Corp.	20,513	698,057
VOXX International Corp.*	7,661	97,448
Weyco Group, Inc.(a)	3,057	77,220

		1,069,399

Diversified Consumer Services 1.2%
American Public Education, Inc.*	7,609	305,882
Archipelago Learning, Inc.*(a)	5,540	57,561
Ascent Capital Group, Inc., Class A*	6,125	290,264
Bridgepoint Education, Inc.*(a)	7,602	186,933
Cambium Learning Group, Inc.*	7,742	24,929
Capella Education Co.*	6,154	260,499
Coinstar, Inc.*(a)	13,352	663,995
Corinthian Colleges, Inc.*(a)	33,147	99,773
Grand Canyon Education, Inc.*	12,196	204,649
Hillenbrand, Inc.	26,695	625,998
K12, Inc.*(a)	11,066	247,768
Lincoln Educational Services Corp.	9,659	84,323
Mac-Gray Corp.	5,080	70,815
Matthews International Corp., Class A	12,567	414,208
National American University Holdings, Inc.	4,113	31,094
Regis Corp.	24,599	421,627
School Specialty, Inc.*	6,046	19,468
Sotheby’s	28,772	964,725
Steiner Leisure Ltd.*	6,406	316,328
Stewart Enterprises, Inc., Class A(a)	33,603	206,658
Strayer Education, Inc.(a)	5,214	567,283
Universal Technical Institute, Inc.*	9,085	126,736

		6,191,516

Diversified Financial Services 0.3%
California First National Bancorp	871	13,875
Compass Diversified Holdings(a)	17,219	241,410
Gain Capital Holdings, Inc.(a)	3,153	20,085
MarketAxess Holdings, Inc.	12,219	379,400
Marlin Business Services Corp.	3,644	52,146
NewStar Financial, Inc.*	11,706	113,782
PHH Corp.*	23,967	277,778
PICO Holdings, Inc.*	9,663	213,262

		1,311,738

Diversified Telecommunication Services 0.6%
8x8, Inc.*	26,459	117,478
AboveNet, Inc.*	9,882	656,659
Alaska Communications Systems Group, Inc.(a)	19,265	52,401
Atlantic Tele-Network, Inc.	3,993	144,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Boingo Wireless, Inc.*	2,357	$19,233
Cbeyond, Inc.*	11,913	101,260
Cincinnati Bell, Inc.*	84,660	292,077
Cogent Communications Group, Inc.*	19,574	298,308
Consolidated Communications Holdings, Inc.	11,135	211,454
FairPoint Communications, Inc.*(a)	8,952	36,435
General Communication, Inc., Class A*	17,660	183,840
Globalstar, Inc.*(a)	47,406	30,814
HickoryTech Corp.	5,707	65,573
IDT Corp., Class B	5,935	52,228
inContact, Inc.*	13,064	65,320
Iridium Communications, Inc.*(a)	18,528	148,039
Lumos Networks Corp.	6,406	96,282
Neutral Tandem, Inc.*	13,379	164,428
Premiere Global Services, Inc.*	22,275	196,020
SureWest Communications	6,004	86,938
Towerstream Corp.*(a)	18,995	54,326
Vonage Holdings Corp.*	59,048	149,391

		3,222,611

Electric Utilities 1.4%
Allete, Inc.	13,578	562,808
Central Vermont Public Service Corp.	5,702	200,539
Cleco Corp.	25,965	1,032,368
El Paso Electric Co.	17,922	623,686
Empire District Electric Co. (The)	17,820	371,191
IDACORP, Inc.	21,103	889,492
MGE Energy, Inc.	9,847	441,736
Otter Tail Corp.	15,366	339,435
PNM Resources, Inc.	33,919	604,097
Portland General Electric Co.	32,079	800,050
UIL Holdings Corp.	21,518	744,093
Unisource Energy Corp.	15,614	581,778
Unitil Corp.	4,646	128,369

		7,319,642

Electrical Equipment 1.2%
A123 Systems, Inc.*(a)	37,582	81,553
Active Power, Inc.*(a)	30,900	26,605
Acuity Brands, Inc.	18,446	1,074,111
American Superconductor Corp.*(a)	19,000	95,950
AZZ, Inc.	5,342	262,239
Belden, Inc.	20,174	791,023
Brady Corp., Class A	20,224	654,651
Broadwind Energy, Inc.*	63,292	43,039
Capstone Turbine Corp.*(a)	104,718	124,614
Coleman Cable, Inc.*	3,307	35,484
Encore Wire Corp.	7,905	215,807
EnerSys*	20,307	588,497
Franklin Electric Co., Inc.	9,904	495,794
FuelCell Energy, Inc.*(a)	52,351	51,304
Generac Holdings, Inc.*	10,608	308,268
Global Power Equipment Group, Inc.*	6,714	172,214
II-VI, Inc.*	22,044	507,232
LSI Industries, Inc.	8,190	58,231
Powell Industries, Inc.*	3,755	129,961
PowerSecure International, Inc.*	7,950	50,323
Preformed Line Products Co.	1,039	67,140
Satcon Technology Corp.*	42,528	22,183
Thermon Group Holdings, Inc.*	4,250	74,460
Valence Technology, Inc.*(a)	28,269	27,138
Vicor Corp.	8,368	74,726

		6,032,547

Electronic Equipment, Instruments & Components 2.6%
Aeroflex Holding Corp.*	8,456	107,137
Agilysys, Inc.*	7,623	62,051
Anixter International, Inc.*	12,349	808,983
Badger Meter, Inc.	6,404	205,824
Benchmark Electronics, Inc.*	25,870	444,964
Brightpoint, Inc.*	29,040	340,349
Checkpoint Systems, Inc.*	17,090	179,787
Cognex Corp.	17,660	733,773
Coherent, Inc.*	10,050	561,594
CTS Corp.	14,653	147,409
Daktronics, Inc.	14,796	161,868
DDi Corp.	6,439	62,523
DTS, Inc.*	7,412	209,982
Echelon Corp.*	14,969	77,390
Electro Rent Corp.	8,023	137,113
Electro Scientific Industries, Inc.	9,618	146,001
eMagin Corp.*(a)	8,038	36,412
Fabrinet*	8,695	143,207
FARO Technologies, Inc.*	6,961	377,843
FEI Co.*	16,480	726,109
Gerber Scientific, Inc.*(a)(b)	11,566	0
GSI Group, Inc.*	11,018	127,258
Identive Group, Inc.*	15,940	36,343
Insight Enterprises, Inc.*	18,694	345,091
Invensense, Inc.*(a)	4,878	80,438
KEMET Corp.*	18,815	172,910
LeCroy Corp.*	6,995	72,818
Littelfuse, Inc.	9,684	491,076
Maxwell Technologies, Inc.*	11,900	243,474
Measurement Specialties, Inc.*	6,366	206,895
Mercury Computer Systems, Inc.*	12,862	172,222
Methode Electronics, Inc.	15,770	156,596
Microvision, Inc.*(a)	51,058	19,913
MTS Systems Corp.	6,648	305,077
Multi-Fineline Electronix, Inc.*	3,851	95,736
NeoPhotonics Corp.*(a)	3,268	17,974
Newport Corp.*	15,960	294,781
OSI Systems, Inc.*	8,115	436,019
Park Electrochemical Corp.	8,846	268,653
PC Connection, Inc.	3,965	47,580
Plexus Corp.*	15,143	548,934
Power-One, Inc.*	28,999	125,856
Pulse Electronics Corp.	17,469	50,136
RadiSys Corp.*	8,233	49,645
RealD, Inc.*(a)	17,501	153,484
Richardson Electronics Ltd.	6,006	72,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electorinc Equipment Instrumments & Components (continued)
Rofin-Sinar Technologies, Inc.*	12,120	$343,844
Rogers Corp.*	6,799	261,286
Sanmina-SCI Corp.*	34,293	376,537
ScanSource, Inc.*	11,506	432,280
SYNNEX Corp.*	10,705	387,307
TTM Technologies, Inc.*	22,141	271,670
Universal Display Corp.*(a)	16,379	689,720
Viasystems Group, Inc.*	1,106	18,791
Vishay Precision Group, Inc.*	5,241	82,598
X-Rite, Inc.*	11,264	51,138
Zygo Corp.*	6,777	119,885

		13,297,017

Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	10,253	184,657
Bristow Group, Inc.	15,459	758,419
C&J Energy Services, Inc.*	5,063	84,299
Cal Dive International, Inc.*	40,597	122,197
Complete Production Services, Inc.*	33,610	1,132,657
Dawson Geophysical Co.*	3,367	119,832
Dril-Quip, Inc.*	14,633	965,339
Exterran Holdings, Inc.*	27,194	252,360
Geokinetics, Inc.*(a)	5,078	11,933
Global Geophysical Services, Inc.*	7,666	69,071
Gulf Island Fabrication, Inc.	6,111	185,469
Gulfmark Offshore, Inc., Class A*	10,106	462,046
Heckmann Corp.*	42,730	218,350
Helix Energy Solutions Group, Inc.*	45,140	742,553
Hercules Offshore, Inc.*	49,012	220,064
Hornbeck Offshore Services, Inc.*	13,144	429,677
ION Geophysical Corp.*	55,972	415,872
Key Energy Services, Inc.*	53,129	769,308
Lufkin Industries, Inc.	12,969	975,528
Matrix Service Co.*	11,285	131,357
Mitcham Industries, Inc.*	5,115	112,325
Natural Gas Services Group, Inc.*	5,200	71,708
Newpark Resources, Inc.*	38,498	313,374
OYO Geospace Corp.*	1,849	162,730
Parker Drilling Co.*	49,689	322,979
PHI, Inc., Non-Voting Shares*	5,566	146,720
Pioneer Drilling Co.*	26,246	234,114
RigNet, Inc.*	2,592	45,256
Tesco Corp.*	12,858	178,469
TETRA Technologies, Inc.*	32,726	305,661
Union Drilling, Inc.*	6,752	43,415
Vantage Drilling Co.*	74,119	91,908
Willbros Group, Inc.*	16,606	70,742

		10,350,389

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	7,916	320,994
Arden Group, Inc., Class A	501	45,085
Casey’s General Stores, Inc.	16,162	823,292
Chefs’ Warehouse Inc. (The)*(a)	4,400	92,972
Fresh Market, Inc. (The)*(a)	11,975	515,644
Ingles Markets, Inc., Class A	5,355	93,338
Nash Finch Co.	5,152	150,490
Pantry, Inc. (The)*	9,774	117,679
PriceSmart, Inc.	7,576	504,940
Rite Aid Corp.*	250,911	348,766
Ruddick Corp.	20,929	844,276
Spartan Stores, Inc.	9,617	180,223
Susser Holdings Corp.*	3,989	95,138
United Natural Foods, Inc.*	20,589	906,945
Village Super Market, Inc., Class A	2,674	84,899
Weis Markets, Inc.	4,693	198,373
Winn-Dixie Stores, Inc.*	23,771	224,636

		5,547,690

Food Products 1.3%
Alico, Inc.	1,601	37,047
B&G Foods, Inc.	20,395	462,151
Calavo Growers, Inc.(a)	5,037	137,006
Cal-Maine Foods, Inc.(a)	6,034	229,051
Chiquita Brands International, Inc.*	19,328	169,893
Darling International, Inc.*	49,827	761,357
Diamond Foods, Inc.(a)	9,368	340,433
Dole Food Co., Inc.*(a)	15,265	146,544
Farmer Brothers Co.*(a)	2,994	29,880
Fresh Del Monte Produce, Inc.	15,541	380,444
Griffin Land & Nurseries, Inc.	1,134	30,266
Hain Celestial Group, Inc. (The)*	15,241	588,150
Imperial Sugar Co.	4,593	15,662
J&J Snack Foods Corp.	6,086	310,569
Lancaster Colony Corp.	7,969	553,766
Lifeway Foods, Inc.*(a)	2,253	20,998
Limoneira Co.(a)	3,333	59,927
Omega Protein Corp.*	8,258	71,101
Pilgrim’s Pride Corp.*(a)	21,542	115,896
Sanderson Farms, Inc.	9,420	479,855
Seneca Foods Corp., Class A*	3,927	113,608
Smart Balance, Inc.*	25,330	134,249
Snyders-Lance, Inc.	20,119	462,536
Tootsie Roll Industries, Inc.(a)	10,129	245,527
TreeHouse Foods, Inc.*	15,115	854,602

		6,750,518

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,071	175,134
Laclede Group, Inc. (The)	9,550	397,853
New Jersey Resources Corp.	17,629	841,256
Northwest Natural Gas Co.	11,367	540,501
Piedmont Natural Gas Co., Inc.(a)	30,601	1,007,385
South Jersey Industries, Inc.	12,761	700,323
Southwest Gas Corp.	19,531	816,396
WGL Holdings, Inc.	21,829	931,007

		5,409,855

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	9,592	259,751
ABIOMED, Inc.*	13,489	249,681
Accuray, Inc.*	29,128	164,573
Align Technology, Inc.*	26,117	615,317
Alphatec Holdings, Inc.*	24,199	42,590
Analogic Corp.	5,342	303,052
AngioDynamics, Inc.*	10,642	137,920
Antares Pharma, Inc.*(a)	37,315	95,526
Arthrocare Corp.*	11,629	359,452
AtriCure, Inc.*	5,989	68,993
Atrion Corp.	672	164,230

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Bacterin International Holdings, Inc.*(a)	10,791	$30,754
Biolase Technology, Inc.*(a)	12,878	39,922
Cantel Medical Corp.	5,621	177,455
Cardiovascular Systems, Inc.*(a)	6,172	56,536
Cerus Corp.*(a)	20,263	57,750
Conceptus, Inc.*	13,277	164,369
CONMED Corp.*	12,052	354,329
CryoLife, Inc.*	11,897	63,530
Cyberonics, Inc.*	12,065	392,112
Cynosure, Inc., Class A*	4,061	56,570
Delcath Systems, Inc.*(a)	20,460	81,226
DexCom, Inc.*	28,569	313,402
DynaVox, Inc., Class A*	4,572	17,328
Endologix, Inc.*	20,839	270,490
Exactech, Inc.*	3,641	60,222
Greatbatch, Inc.*	9,921	232,350
Haemonetics Corp.*	10,935	710,338
Hansen Medical, Inc.*(a)	19,993	62,578
HeartWare International, Inc.*(a)	5,112	353,904
ICU Medical, Inc.*	5,170	240,250
Insulet Corp.*	19,567	380,969
Integra LifeSciences Holdings Corp.*	8,334	246,020
Invacare Corp.	12,206	208,478
IRIS International, Inc.*	7,588	74,287
Kensey Nash Corp.	3,632	84,299
MAKO Surgical Corp.*(a)	13,617	487,216
Masimo Corp.*	22,366	478,632
Medical Action Industries, Inc.*	6,679	35,399
Meridian Bioscience, Inc.(a)	17,478	304,816
Merit Medical Systems, Inc.*	17,849	251,849
Natus Medical, Inc.*	12,356	139,746
Navidea Biopharmaceuticals, Inc.*(a)	44,252	119,480
Neogen Corp.*	9,883	321,889
NuVasive, Inc.*	17,989	278,830
NxStage Medical, Inc.*	19,007	340,986
OraSure Technologies, Inc.*	19,915	221,654
Orthofix International NV*	7,685	308,553
Palomar Medical Technologies, Inc.*	8,097	73,278
Quidel Corp.*(a)	12,136	173,545
Rockwell Medical Technologies, Inc.*(a)	6,845	74,131
RTI Biologics, Inc.*	23,494	81,054
Solta Medical, Inc.*	25,856	77,568
SonoSite, Inc.*	5,871	316,506
Spectranetics Corp.*	14,223	118,478
Staar Surgical Co.*	15,141	164,885
Stereotaxis, Inc.*(a)	16,309	11,482
STERIS Corp.	25,221	758,648
SurModics, Inc.*	6,496	93,672
Symmetry Medical, Inc.*	15,506	116,450
Synergetics USA, Inc.*	9,490	61,780
Synovis Life Technologies, Inc.*	4,872	136,270
Tornier NV*	4,489	94,718
Unilife Corp.*(a)	27,505	110,295
Uroplasty, Inc.*	9,158	31,229
Vascular Solutions, Inc.*	7,220	80,359
Volcano Corp.*	22,198	622,654
West Pharmaceutical Services, Inc.	14,258	577,164
Wright Medical Group, Inc.*	16,617	281,658
Young Innovations, Inc.	2,401	73,327
ZELTIQ Aesthetics, Inc.*	2,987	35,844
Zoll Medical Corp.*	9,331	639,920

		15,284,518

Health Care Providers & Services 2.7%
Accretive Health, Inc.*(a)	17,038	457,130
Air Methods Corp.*	4,823	406,579
Alliance HealthCare Services, Inc.*	10,613	12,099
Almost Family, Inc.*	3,498	65,902
Amedisys, Inc.*	12,556	131,838
American Dental Partners, Inc.*	6,553	124,310
AMN Healthcare Services, Inc.*	16,860	85,817
Amsurg Corp.*	13,312	342,784
Assisted Living Concepts, Inc., Class A	8,330	130,614
Bio-Reference Labs, Inc.*	10,451	202,227
BioScrip, Inc.*	17,334	93,777
Capital Senior Living Corp.*	11,760	95,256
CardioNet, Inc.*	10,230	32,225
Centene Corp.*	21,291	962,353
Chemed Corp.	8,460	474,944
Chindex International, Inc.*	4,865	44,077
CorVel Corp.*	2,660	129,489
Cross Country Healthcare, Inc.*	11,831	72,997
Emeritus Corp.*	13,005	227,067
Ensign Group, Inc. (The)	6,939	183,953
ExamWorks Group, Inc.*	11,522	127,203
Five Star Quality Care, Inc.*	17,888	64,933
Gentiva Health Services, Inc.*	13,012	94,467
Hanger Orthopedic Group, Inc.*	14,264	279,432
HealthSouth Corp.*	40,506	781,361
Healthways, Inc.*	14,475	109,431
HMS Holdings Corp.*	36,098	1,191,595
IPC The Hospitalist Co., Inc.*	6,967	234,718
Kindred Healthcare, Inc.*	22,142	271,682
Landauer, Inc.	4,013	228,019
LHC Group, Inc.*	6,719	99,576
Magellan Health Services, Inc.*	12,117	591,552
Metropolitan Health Networks, Inc.*	18,037	144,657
MModal, Inc.*	14,251	149,065
Molina Healthcare, Inc.*	11,948	365,728
MWI Veterinary Supply, Inc.*	5,349	419,950
National HealthCare Corp.	4,362	193,367
National Research Corp.	704	27,717
Owens & Minor, Inc.	27,143	825,419
PharMerica Corp.*	12,497	156,837
Providence Service Corp. (The)*	5,512	83,176
PSS World Medical, Inc.*	23,616	573,160
RadNet, Inc.*(a)	12,886	32,344
Select Medical Holdings Corp.*	19,055	157,966
Skilled Healthcare Group, Inc., Class A*	8,019	49,237
Sun Healthcare Group, Inc.*	11,210	50,893
Sunrise Senior Living, Inc.*(a)	24,459	173,904
Team Health Holdings, Inc.*	11,344	233,686
Triple-S Management Corp., Class B*	8,407	179,321
U.S. Physical Therapy, Inc.	5,027	102,551
Universal American Corp.	13,746	151,069
Vanguard Health Systems, Inc.*	13,008	145,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
WellCare Health Plans, Inc.*	18,125	$1,083,150

		13,648,164

Health Care Technology 0.6%
athenahealth, Inc.*(a)	14,846	863,740
Computer Programs & Systems, Inc.	4,712	269,762
Epocrates, Inc.*	2,918	28,276
HealthStream, Inc.*	7,707	143,196
MedAssets, Inc.*	20,279	214,146
Medidata Solutions, Inc.*	8,949	187,034
Merge Healthcare, Inc.*	23,738	130,084
Omnicell, Inc.*	14,110	218,423
Quality Systems, Inc.	16,502	669,321
Transcend Services, Inc.*	3,745	92,951

		2,816,933

Hotels, Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	10,550	177,767
Ambassadors Group, Inc.	7,151	32,251
Ameristar Casinos, Inc.	13,705	268,070
Benihana, Inc.	6,143	67,143
Biglari Holdings, Inc.*	517	204,701
BJ’s Restaurants, Inc.*	10,244	512,507
Bob Evans Farms, Inc.	12,910	456,110
Boyd Gaming Corp.*(a)	23,315	204,473
Bravo Brio Restaurant Group, Inc.*	8,204	157,927
Buffalo Wild Wings, Inc.*	7,800	519,168
Caribou Coffee Co., Inc.*	5,501	93,297
Carrols Restaurant Group, Inc.*	5,364	60,667
CEC Entertainment, Inc.	8,454	297,327
Cheesecake Factory, Inc. (The)*	24,596	727,550
Churchill Downs, Inc.	5,348	299,221
Cracker Barrel Old Country Store, Inc.	9,770	512,632
Denny’s Corp.*	42,164	180,884
DineEquity, Inc.*	6,585	312,919
Domino’s Pizza, Inc.*	24,781	809,100
Einstein Noah Restaurant Group, Inc.	2,431	36,198
Gaylord Entertainment Co.*(a)	15,173	425,603
International Speedway Corp., Class A	12,546	323,561
Interval Leisure Group, Inc.*	17,135	233,036
Isle of Capri Casinos, Inc.*	8,511	43,236
Jack in the Box, Inc.*	18,730	397,076
Jamba, Inc.*	27,932	43,574
Krispy Kreme Doughnuts, Inc.*	24,924	182,693
Life Time Fitness, Inc.*	18,006	884,815
Luby’s, Inc.*	8,432	44,015
Marcus Corp.	8,701	105,369
Monarch Casino & Resort, Inc.*	3,817	40,651
Morgans Hotel Group Co.*	9,366	52,824
Multimedia Games Holding Co., Inc.*	11,459	86,515
O’Charleys, Inc.*	7,636	49,558
Orient-Express Hotels Ltd., Class A*	40,608	343,544
P.F. Chang’s China Bistro, Inc.	9,037	294,245
Papa John’s International, Inc.*	7,949	307,944
Peet’s Coffee & Tea, Inc.*	5,455	331,773
Pinnacle Entertainment, Inc.*	26,366	255,750
Red Lion Hotels Corp.*	6,241	45,684
Red Robin Gourmet Burgers, Inc.*	5,526	169,703
Ruby Tuesday, Inc.*	27,753	208,425
Ruth’s Hospitality Group, Inc.*	15,005	92,881
Scientific Games Corp., Class A*	24,771	277,187
Shuffle Master, Inc.*	23,015	294,592
Six Flags Entertainment Corp.	17,751	778,026
Sonic Corp.*	26,322	180,306
Speedway Motorsports, Inc.	5,037	80,743
Texas Roadhouse, Inc.	26,807	406,394
Town Sports International Holdings, Inc.*	8,730	77,435
Vail Resorts, Inc.	15,329	668,498

		13,655,568

Household Durables 0.8%
American Greetings Corp., Class A	17,196	247,107
Beazer Homes USA, Inc.*(a)	32,414	98,863
Blyth, Inc.	2,214	139,371
Cavco Industries, Inc.*	2,906	132,281
CSS Industries, Inc.	3,454	73,985
Ethan Allen Interiors, Inc.	10,280	242,608
Furniture Brands International, Inc.*	19,367	32,730
Helen of Troy Ltd.*	13,150	423,036
Hovnanian Enterprises, Inc., Class A*(a)	26,038	63,012
iRobot Corp.*(a)	10,114	334,167
KB Home(a)	32,764	295,531
La-Z-Boy, Inc.*	22,087	291,107
Libbey, Inc.*	8,458	127,377
Lifetime Brands, Inc.	3,973	47,080
M.D.C. Holdings, Inc.	15,976	316,644
M/I Homes, Inc.*	7,968	90,437
Meritage Homes Corp.*	11,897	287,907
Ryland Group, Inc. (The)	18,893	343,853
Sealy Corp.*(a)	21,613	31,339
Skullcandy, Inc.*(a)	4,087	54,970
Skyline Corp.	3,243	20,139
Standard Pacific Corp.*(a)	45,235	164,655
Universal Electronics, Inc.*	6,394	118,289
Zagg, Inc.*(a)	9,439	94,201

		4,070,689

Household Products 0.1%
Central Garden and Pet Co., Class A*	17,889	169,230
Harbinger Group, Inc.*	4,505	21,624
Oil-Dri Corp. of America	2,055	43,134
Spectrum Brands Holdings, Inc.*	7,109	205,806
WD-40 Co.	6,813	298,001

		737,795

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.(a)	48,384	717,535
Dynegy, Inc.*	43,814	81,494
Genie Energy Ltd., Class B	6,857	71,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Independent Power Producers & Energy Traders (continued)
Ormat Technologies, Inc.(a)	7,643	$124,199

		994,952

Industrial Conglomerates 0.2%
Raven Industries, Inc.	7,702	499,783
Seaboard Corp.*	133	258,222
Standex International Corp.	5,318	213,199

		971,204

Information Technology Services 2.0%
Acxiom Corp.*	34,579	474,424
CACI International, Inc., Class A*	11,238	659,558
Cardtronics, Inc.*	18,333	468,408
Cass Information Systems, Inc.	3,955	156,223
CIBER, Inc.*	27,251	118,542
Computer Task Group, Inc.*	6,451	93,088
Convergys Corp.*	44,805	596,355
CSG Systems International, Inc.*	14,736	239,755
Dynamics Research Corp.*	3,577	40,277
Echo Global Logistics, Inc.*(a)	4,790	80,280
Euronet Worldwide, Inc.*	21,809	400,413
ExlService Holdings, Inc.*	6,879	166,059
Forrester Research, Inc.*	6,262	218,794
Global Cash Access Holdings, Inc.*	22,331	118,354
Hackett Group, Inc. (The)*	12,868	49,864
Heartland Payment Systems, Inc.	16,412	393,888
Higher One Holdings, Inc.*(a)	13,023	220,610
iGate Corp.*	13,183	240,194
Jack Henry & Associates, Inc.	36,762	1,257,260
Lionbridge Technologies, Inc.*	26,291	72,300
Mantech International Corp., Class A	9,921	348,723
MAXIMUS, Inc.	14,773	665,228
ModusLink Global Solutions, Inc.	18,240	104,333
MoneyGram International, Inc.*	4,476	83,075
NCI, Inc., Class A*	3,054	22,355
PRGX Global, Inc.*	8,273	50,217
Sapient Corp.	46,537	600,327
ServiceSource International, Inc.*	4,462	75,497
Stream Global Services, Inc.*	3,491	11,625
Syntel, Inc.	6,559	307,748
TeleTech Holdings, Inc.*	10,807	183,287
TNS, Inc.*	10,838	199,853
Unisys Corp.*	18,330	384,380
Virtusa Corp.*	6,448	103,104
Wright Express Corp.*	16,447	899,980

		10,104,378

Insurance 2.7%
Alterra Capital Holdings Ltd.	38,640	933,929
American Equity Investment Life Holding Co.	25,331	292,066
American Safety Insurance Holdings Ltd.*	4,446	96,700
AMERISAFE, Inc.*	7,832	192,511
Amtrust Financial Services, Inc.	10,260	266,042
Argo Group International Holdings Ltd.	11,690	336,789
Baldwin & Lyons, Inc., Class B	3,589	78,743
Citizens, Inc.*	16,155	166,558
CNO Financial Group, Inc.*	94,433	634,590
Crawford & Co., Class B	11,130	63,218
Delphi Financial Group, Inc., Class A	20,551	914,725
Donegal Group, Inc., Class A	3,119	47,596
eHealth, Inc.*	8,604	139,213
EMC Insurance Group, Inc.	1,925	43,447
Employers Holdings, Inc.	14,894	267,496
Enstar Group Ltd.*	2,933	291,921
FBL Financial Group, Inc., Class A	5,457	189,576
First American Financial Corp.	44,792	663,817
Flagstone Reinsurance Holdings SA	22,357	195,177
Fortegra Financial Corp.*	2,990	20,242
Global Indemnity PLC*	5,760	115,718
Greenlight Capital Re Ltd., Class A*	11,928	306,192
Hallmark Financial Services*	5,151	35,645
Harleysville Group, Inc.	5,191	293,395
Hilltop Holdings, Inc.*	16,936	146,158
Horace Mann Educators Corp.	17,001	265,896
Independence Holding Co.	3,408	32,410
Infinity Property & Casualty Corp.	5,281	307,777
Kansas City Life Insurance Co.(a)	1,815	58,733
Maiden Holdings Ltd.	21,551	200,855
Meadowbrook Insurance Group, Inc.	22,712	226,439
Montpelier Re Holdings Ltd.	26,551	461,191
National Financial Partners Corp.*	17,620	271,348
National Interstate Corp.	2,951	77,051
National Western Life Insurance Co., Class A	933	134,781
Navigators Group, Inc. (The)*	4,953	236,654
OneBeacon Insurance Group Ltd., Class A	9,458	150,193
Phoenix Cos., Inc. (The)*	49,578	102,131
Platinum Underwriters Holdings Ltd.	15,869	543,513
Presidential Life Corp.	9,258	103,227
Primerica, Inc.	14,455	354,147
ProAssurance Corp.	13,018	1,062,659
RLI Corp.	7,773	554,370
Safety Insurance Group, Inc.	5,381	225,518
SeaBright Holdings, Inc.	8,536	68,459
Selective Insurance Group, Inc.	23,018	413,864
State Auto Financial Corp.	6,261	78,388
Stewart Information Services Corp.	7,730	105,515
Symetra Financial Corp.	28,783	265,379
Tower Group, Inc.	15,707	339,114
United Fire & Casualty Co.	9,185	180,302
Universal Insurance Holdings, Inc.	8,523	34,177

		13,585,555

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A*	9,883	28,463
Blue Nile, Inc.*(a)	5,075	204,776
Geeknet, Inc.*	1,709	29,720
HSN, Inc.	17,021	607,480
Nutrisystem, Inc.(a)	11,490	136,731
Orbitz Worldwide, Inc.*	8,805	32,226
Overstock.com, Inc.*(a)	4,786	32,353
PetMed Express, Inc.(a)	8,687	108,327
Shutterfly, Inc.*	12,685	300,888
US Auto Parts Network, Inc.*	6,596	32,848
ValueVision Media, Inc., Class A*	16,539	26,132

		1,539,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 1.7%
Active Network, Inc. (The)*	5,232	$77,852
Ancestry.com, Inc.*(a)	13,479	398,978
Angie’s List, Inc.*(a)	4,959	73,195
Bankrate, Inc.*	9,785	228,871
Carbonite, Inc.*(a)	3,004	29,980
comScore, Inc.*	13,577	300,730
Constant Contact, Inc.*(a)	12,545	313,374
Cornerstone OnDemand, Inc.*(a)	4,841	88,300
DealerTrack Holdings, Inc.*	17,510	478,548
Demand Media, Inc.*(a)	3,202	20,173
Dice Holdings, Inc.*	20,640	195,461
Digital River, Inc.*	15,896	254,495
EarthLink, Inc.	46,884	338,034
Envestnet, Inc.*	8,226	94,681
FriendFinder Networks, Inc.*(a)	3,719	4,797
InfoSpace, Inc.*	16,778	206,537
Internap Network Services Corp.*	22,273	149,452
IntraLinks Holdings, Inc.*	13,613	93,249
j2 Global Communications, Inc.	19,576	527,769
Keynote Systems, Inc.	6,237	122,058
KIT Digital, Inc.*(a)	16,367	177,255
Limelight Networks, Inc.*	28,891	94,185
Liquidity Services, Inc.*	8,016	276,632
LivePerson, Inc.*	22,433	269,196
LogMeIn, Inc.*	8,673	345,446
LoopNet, Inc.*	7,043	112,829
Marchex, Inc., Class B	9,101	41,136
Move, Inc.*	16,904	121,709
NIC, Inc.	27,260	341,023
OpenTable, Inc.*(a)	10,023	482,808
Openwave Systems, Inc.*	36,328	73,019
Perficient, Inc.*	10,301	114,650
Quepasa Corp.*(a)	3,299	14,186
QuinStreet, Inc.*(a)	11,742	112,958
RealNetworks, Inc.	8,988	91,767
Responsys, Inc.*	4,323	50,709
Saba Software, Inc.*	12,054	119,817
SciQuest, Inc.*	5,251	76,822
SPS Commerce, Inc.*	3,577	90,248
Stamps.com, Inc.*	4,511	139,886
Support.com, Inc.*	20,523	52,949
TechTarget, Inc.*	6,016	41,811
Travelzoo, Inc.*(a)	2,354	60,757
United Online, Inc.	37,798	214,693
ValueClick, Inc.*	33,500	584,240
Vocus, Inc.*	7,503	172,344
Web.com Group, Inc.*	12,377	158,426
XO Group, Inc.*	12,208	100,594
Zillow, Inc.*(a)	1,745	51,460
Zix Corp.*	28,311	85,499

		8,665,588

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	5,167	154,183
Black Diamond, Inc.*	5,814	46,628
Brunswick Corp.	37,913	809,064
Callaway Golf Co.	27,423	183,734
JAKKS Pacific, Inc.	11,579	176,927
Johnson Outdoors, Inc., Class A*	1,882	32,013
Leapfrog Enterprises, Inc.*	17,632	102,089
Marine Products Corp.*	4,814	28,740
Smith & Wesson Holding Corp.*	25,608	131,625
Steinway Musical Instruments, Inc.*	2,807	70,035
Sturm Ruger & Co., Inc.	8,036	318,627
Summer Infant, Inc.*	5,420	29,051

		2,082,716

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	30,058	144,579
Albany Molecular Research, Inc.*	8,764	26,818
BG Medicine, Inc.*(a)	3,645	22,052
Cambrex Corp.*	12,536	98,533
Complete Genomics, Inc.*(a)	5,172	15,309
Enzo Biochem, Inc.*(a)	15,453	39,405
eResearchTechnology, Inc.*	20,934	115,974
Fluidigm Corp.*	2,641	39,272
Furiex Pharmaceuticals, Inc.*	4,205	66,649
Harvard Bioscience, Inc.*	9,273	37,649
Luminex Corp.*	16,108	317,328
MEDTOX Scientific, Inc.*	3,192	54,264
Pacific Biosciences of California, Inc.*(a)	15,148	67,863
PAREXEL International Corp.*	25,073	604,259
Sequenom, Inc.*(a)	42,173	181,766

		1,831,720

Machinery 3.3%
Accuride Corp.*	17,220	128,978
Actuant Corp., Class A	29,204	740,321
Alamo Group, Inc.	2,832	82,411
Albany International Corp., Class A	11,764	282,571
Altra Holdings, Inc.*	11,438	219,495
American Railcar Industries, Inc.*	4,152	108,367
Ampco-Pittsburgh Corp.	3,628	77,821
Astec Industries, Inc.*	8,486	286,996
Barnes Group, Inc.	23,190	586,475
Blount International, Inc.*	20,695	339,812
Briggs & Stratton Corp.(a)	21,475	335,225
Cascade Corp.	3,901	221,655
Chart Industries, Inc.*	12,507	697,390
CIRCOR International, Inc.	7,335	278,070
CLARCOR, Inc.	21,466	1,103,567
Colfax Corp.*	19,288	585,584
Columbus Mckinnon Corp.*	8,193	130,678
Commercial Vehicle Group, Inc.*	12,263	153,410
Douglas Dynamics, Inc.	7,925	107,859
Dynamic Materials Corp.	5,678	125,484
Energy Recovery, Inc.*(a)	19,246	47,538
EnPro Industries, Inc.*	8,793	310,481
ESCO Technologies, Inc.	11,332	340,753
Federal Signal Corp.*	26,431	111,803
Flow International Corp.*(a)	20,142	75,935
FreightCar America, Inc.*	5,091	110,526
Gorman-Rupp Co. (The)	6,481	203,374
Graham Corp.	4,189	91,404
Greenbrier Cos., Inc. (The)*	8,405	187,011
Hurco Cos., Inc.*	2,740	64,582
John Bean Technologies Corp.	12,189	200,021
Kadant, Inc.*	5,239	127,098
Kaydon Corp.	13,882	473,654
LB Foster Co., Class A	3,832	114,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Lindsay Corp.	5,345	$326,740
Lydall, Inc.*	7,323	68,983
Meritor, Inc.*	40,235	252,676
Met-Pro Corp.	6,281	65,888
Middleby Corp.*	7,976	766,892
Miller Industries, Inc.	4,773	77,848
Mueller Industries, Inc.	16,119	712,621
Mueller Water Products, Inc., Class A	66,168	181,300
NACCO Industries, Inc., Class A	2,481	253,558
NN, Inc.*	7,571	59,129
Omega Flex, Inc.*	1,364	21,838
PMFG, Inc.*(a)	7,479	164,688
RBC Bearings, Inc.*	9,335	422,689
Robbins & Myers, Inc.	16,789	815,274
Sauer-Danfoss, Inc.*	4,922	248,069
Sun Hydraulics Corp.	8,545	240,029
Tecumseh Products Co., Class A*	8,103	40,677
Tennant Co.	8,150	313,612
Titan International, Inc.	17,913	432,420
Trimas Corp.*	10,875	235,661
Twin Disc, Inc.(a)	3,601	111,379
Wabash National Corp.*	29,175	258,782
Watts Water Technologies, Inc., Class A	12,803	493,556
Woodward, Inc.	26,191	1,099,498
Xerium Technologies, Inc.*	4,774	41,677

		16,756,218

Marine 0.0%†
Baltic Trading Ltd.	6,582	27,842
Eagle Bulk Shipping, Inc.*(a)	29,155	41,400
Excel Maritime Carriers Ltd.*(a)	19,625	28,849
Genco Shipping & Trading Ltd.*(a)	12,585	88,095
International Shipholding Corp.	2,245	51,074
Ultrapetrol Bahamas Ltd.*(a)	8,583	23,002

		260,262

Media 1.3%
AH Belo Corp., Class A	8,213	48,785
Arbitron, Inc.	11,557	412,701
Belo Corp., Class A	39,428	292,950
Central European Media Enterprises Ltd., Class A*(a)	15,583	108,925
Cinemark Holdings, Inc.	39,571	780,340
Crown Media Holdings, Inc., Class A*(a)	16,993	20,222
Cumulus Media, Inc., Class A*	16,016	56,376
Dial Global, Inc.*(a)	1,944	6,396
Digital Generation, Inc.*	11,682	162,380
E.W. Scripps Co. (The), Class A*	13,420	113,667
Entercom Communications Corp., Class A*	10,286	79,408
Entravision Communications Corp., Class A	19,999	35,798
Fisher Communications, Inc.*	3,755	112,988
Global Sources Ltd.*	4,542	27,615
Gray Television, Inc.*	21,598	44,276
Harte-Hanks, Inc.	18,877	182,163
Journal Communications, Inc., Class A*	18,413	94,643
Knology, Inc.*	12,784	192,655
LIN TV Corp., Class A*	12,579	50,693
Lions Gate Entertainment Corp.*(a)	19,165	193,183
Live Nation Entertainment, Inc.*	60,102	617,849
Martha Stewart Living Omnimedia, Class A(a)	11,440	50,336
McClatchy Co. (The), Class A*(a)	24,483	57,535
MDC Partners, Inc., Class A	10,682	139,721
Meredith Corp.	15,460	486,835
National CineMedia, Inc.	23,488	319,907
New York Times Co. (The), Class A*	58,397	435,058
Nexstar Broadcasting Group, Inc., Class A*	4,517	38,259
Outdoor Channel Holdings, Inc.	5,976	42,131
ReachLocal, Inc.*	4,288	33,789
Rentrak Corp.*	4,055	69,381
Saga Communications, Inc., Class A*	1,533	63,236
Scholastic Corp.	11,302	333,522
Sinclair Broadcast Group, Inc., Class A	21,476	263,725
Valassis Communications, Inc.*	19,054	433,479
Value Line, Inc.	396	4,443
World Wrestling Entertainment, Inc., Class A(a)	11,663	110,682

		6,516,052

Metals & Mining 1.6%
AM Castle & Co.*	7,106	73,689
AMCOL International Corp.	10,375	296,310
Century Aluminum Co.*	21,958	220,239
Coeur d’Alene Mines Corp.*	38,125	1,054,537
General Moly, Inc.*(a)	28,720	106,838
Globe Specialty Metals, Inc.	26,832	367,062
Gold Resource Corp.(a)	12,091	318,356
Golden Minerals Co.*(a)	11,889	115,323
Golden Star Resources Ltd.*	110,128	237,876
Handy & Harman Ltd.*	2,703	31,760
Haynes International, Inc.	5,195	315,648
Hecla Mining Co.	118,918	625,509
Horsehead Holding Corp.*	18,602	202,390
Jaguar Mining, Inc.*(a)	35,921	258,272
Kaiser Aluminum Corp.	6,930	342,203
Materion Corp.*	8,689	255,543
McEwen Mining, Inc.*(a)	44,944	260,675
Metals USA Holdings Corp.*	4,912	65,673
Midway Gold Corp.*(a)	36,541	74,178
Noranda Aluminum Holding Corp.	9,678	101,522
Olympic Steel, Inc.	3,886	100,220
Paramount Gold and Silver Corp.*(a)	49,894	128,727
Revett Minerals, Inc.*(a)	10,520	51,548
RTI International Metals, Inc.*	12,851	323,460
Stillwater Mining Co.*	49,084	632,202
SunCoke Energy, Inc.*	30,062	403,733
Thompson Creek Metals Co., Inc.*	65,042	548,304
Universal Stainless & Alloy*	3,024	120,144
US Energy Corp. Wyoming*	10,934	37,176
Vista Gold Corp.*	30,267	114,107
Worthington Industries, Inc.	24,477	450,622

		8,233,846

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	5,679	23,057
Fred’s, Inc., Class A	15,782	232,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail (continued)
Gordmans Stores, Inc.*	2,129	$30,934
Saks, Inc.*(a)	49,123	490,248
Tuesday Morning Corp.*	18,413	62,604

		839,627

Multi-Utilities 0.4%
Avista Corp.	24,534	621,692
Black Hills Corp.	16,779	566,459
CH Energy Group, Inc.	6,621	376,602
NorthWestern Corp.	15,442	542,632

		2,107,385

Oil, Gas & Consumable Fuels 4.5%
Abraxas Petroleum Corp.*(a)	35,041	131,404
Alon USA Energy, Inc.	4,776	46,136
Amyris, Inc.*(a)	7,528	67,526
Apco Oil and Gas International, Inc.(a)	3,891	300,541
Approach Resources, Inc.*(a)	11,090	389,592
ATP Oil & Gas Corp.*(a)	18,947	133,387
Berry Petroleum Co., Class A	21,951	988,015
Bill Barrett Corp.*	20,097	555,079
BPZ Resources, Inc.*	43,523	141,885
Callon Petroleum Co.*	16,659	99,954
CAMAC Energy, Inc.*	23,378	21,580
Carrizo Oil & Gas, Inc.*(a)	16,576	402,631
Cheniere Energy, Inc.*	53,586	685,365
Clayton Williams Energy, Inc.*	2,512	204,452
Clean Energy Fuels Corp.*(a)	21,109	315,791
Cloud Peak Energy, Inc.*	25,947	491,696
Comstock Resources, Inc.*	20,285	244,231
Contango Oil & Gas Co.*	5,199	323,794
Crimson Exploration, Inc.*	8,567	25,273
Crosstex Energy, Inc.	17,294	217,213
CVR Energy, Inc.*	37,387	932,432
Delek US Holdings, Inc.	6,062	76,321
DHT Holdings, Inc.(a)	25,734	27,278
Endeavour International Corp.*(a)	15,811	167,280
Energy Partners Ltd.*	12,329	197,017
Energy XXI Bermuda Ltd.*	32,070	1,052,858
Evolution Petroleum Corp.*	6,794	60,874
Frontline Ltd.(a)	21,921	110,263
FX Energy, Inc.*	22,298	123,085
Gastar Exploration Ltd.*	24,772	74,316
GeoResources, Inc.*	8,543	261,501
Gevo, Inc.*(a)	2,788	24,200
GMX Resources, Inc.*(a)	25,520	22,458
Golar LNG Ltd.(a)	16,987	696,467
Goodrich Petroleum Corp.*(a)	11,030	190,378
Green Plains Renewable Energy, Inc.*(a)	7,956	90,301
Gulfport Energy Corp.*	19,417	638,237
Hallador Energy Co.	2,167	21,713
Harvest Natural Resources, Inc.*	14,466	99,526
Houston American Energy Corp.*	7,047	87,030
Hyperdynamics Corp.*(a)	66,241	173,551
Isramco, Inc.*(a)	434	34,720
James River Coal Co.*(a)	15,115	95,073
KiOR, Inc., Class A*(a)	4,440	54,745
Knightsbridge Tankers Ltd.(a)	9,395	141,677
Kodiak Oil & Gas Corp.*(a)	109,720	995,160
L&L Energy, Inc.*	10,415	29,995
Magnum Hunter Resources Corp.*(a)	47,431	279,369
McMoRan Exploration Co.*	41,831	490,678
Miller Energy Resources, Inc.*(a)	12,895	52,096
Nordic American Tankers Ltd.(a)	20,149	279,265
Northern Oil and Gas, Inc.*(a)	26,887	672,175
Oasis Petroleum, Inc.*	25,348	855,242
Overseas Shipholding Group, Inc.(a)	11,348	144,233
Panhandle Oil and Gas, Inc., Class A	3,007	86,421
Patriot Coal Corp.*	38,877	295,465
Penn Virginia Corp.	19,450	90,054
Petrocorp, Inc.*(b)	1,500	0
Petroleum Development Corp.*	10,007	311,518
PetroQuest Energy, Inc.*	23,865	153,213
Rentech, Inc.*	94,146	165,697
Resolute Energy Corp.*	19,640	220,950
REX American Resources Corp.*	2,620	67,334
Rex Energy Corp.*	14,855	140,528
Rosetta Resources, Inc.*	22,566	1,082,942
Scorpio Tankers, Inc.*	12,748	73,556
SemGroup Corp., Class A*	17,671	467,751
Ship Finance International Ltd.(a)	19,252	216,200
Solazyme, Inc.*(a)	4,667	54,231
Stone Energy Corp.*	20,868	585,347
Swift Energy Co.*	18,065	598,855
Syntroleum Corp.*	37,092	37,834
Targa Resources Corp.	6,985	289,458
Teekay Tankers Ltd., Class A(a)	18,101	81,274
Triangle Petroleum Corp.*(a)	18,290	125,104
Uranerz Energy Corp.*(a)	27,536	83,159
Uranium Energy Corp.*(a)	32,049	115,376
Uranium Resources, Inc.*(a)	39,950	32,000
Ur-Energy, Inc.*(a)	43,149	59,977
USEC, Inc.*(a)	48,006	91,691
VAALCO Energy, Inc.*	21,819	135,714
Venoco, Inc.*	12,586	133,537
Voyager Oil & Gas, Inc.*	20,053	52,940
W&T Offshore, Inc.	14,846	320,822
Warren Resources, Inc.*	30,468	108,466
Western Refining, Inc.	22,468	371,396
Westmoreland Coal Co.*	4,202	50,844
World Fuel Services Corp.	30,153	1,368,343
Zion Oil & Gas, Inc.*	13,271	30,921

		23,135,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	16,989	$569,641
Clearwater Paper Corp.*	9,808	358,188
Deltic Timber Corp.	4,599	313,284
KapStone Paper and Packaging Corp.*	16,639	290,517
Louisiana-Pacific Corp.*	56,273	479,446
Neenah Paper, Inc.	6,345	150,820
P.H. Glatfelter Co.	18,578	274,583
Schweitzer-Mauduit International, Inc.	6,860	476,976
Verso Paper Corp.*(a)	8,140	9,198
Wausau Paper Corp.	20,962	181,112

		3,103,765

Personal Products 0.5%
Elizabeth Arden, Inc.*	10,414	374,592
Female Health Co. (The)(a)	8,258	42,529
Inter Parfums, Inc.	6,883	114,946
Medifast, Inc.*(a)	5,867	96,688
Nature’s Sunshine Products, Inc.*(a)	4,773	71,118
Nu Skin Enterprises, Inc., Class A	23,340	1,165,833
Nutraceutical International Corp.*	3,843	49,382
Prestige Brands Holdings, Inc.*	21,436	275,238
Revlon, Inc., Class A*	4,634	73,032
Schiff Nutrition International, Inc.*	5,243	55,943
Synutra International, Inc.*	7,241	40,332
USANA Health Sciences, Inc.*(a)	2,755	95,819

		2,455,452

Pharmaceuticals 1.8%
Acura Pharmaceuticals, Inc.*(a)	4,063	13,448
Akorn, Inc.*	23,886	273,734
Alimera Sciences, Inc.*	5,287	7,190
Ampio Pharmaceuticals, Inc.*(a)	8,502	35,283
Auxilium Pharmaceuticals, Inc.*	20,376	404,871
AVANIR Pharmaceuticals, Inc., Class A*(a)	52,880	155,467
Cadence Pharmaceuticals, Inc.*(a)	21,133	88,125
Columbia Laboratories, Inc.*(a)	30,565	25,705
Corcept Therapeutics, Inc.*	17,503	60,035
Cornerstone Therapeutics, Inc.*	3,832	23,337
Depomed, Inc.*	22,885	137,310
Durect Corp.*	36,304	28,676
Endocyte, Inc.*	6,911	23,636
Hi-Tech Pharmacal Co., Inc.*	4,415	172,097
Impax Laboratories, Inc.*	27,817	524,907
ISTA Pharmaceuticals, Inc.*	13,652	110,035
Jazz Pharmaceuticals PLC*	9,404	437,286
K-V Pharmaceutical Co., Class A*(a)	22,644	46,647
Lannett Co., Inc.*	6,461	32,822
MAP Pharmaceuticals, Inc.*	9,314	131,793
Medicines Co. (The)*	22,952	461,794
Medicis Pharmaceutical Corp., Class A	26,297	870,168
Nektar Therapeutics*(a)	48,582	303,637
Neostem, Inc.*(a)	20,821	13,117
Obagi Medical Products, Inc.*	7,915	81,129
Optimer Pharmaceuticals, Inc.*(a)	19,744	256,080
Pacira Pharmaceuticals, Inc.*	3,292	35,586
Pain Therapeutics, Inc.*(a)	15,767	69,848
Par Pharmaceutical Cos., Inc.*	15,424	556,961
Pernix Therapeutics Holdings, Inc.*	1,326	13,340
Pozen, Inc.*	11,035	47,009
Questcor Pharmaceuticals, Inc.*	22,617	801,320
Sagent Pharmaceuticals, Inc.*(a)	2,829	62,832
Salix Pharmaceuticals Ltd.*	24,869	1,198,686
Santarus, Inc.*	22,728	111,367
Sucampo Pharmaceuticals, Inc., Class A*	4,938	21,925
Transcept Pharmaceuticals, Inc.*	2,240	17,965
ViroPharma, Inc.*	30,135	897,722
Vivus, Inc.*(a)	37,852	451,574
XenoPort, Inc.*	15,082	63,194
Zogenix, Inc.*(a)	9,228	24,362

		9,092,020

Professional Services 1.5%
Acacia Research Corp.*	18,212	749,606
Advisory Board Co. (The)*	6,746	514,585
Barrett Business Services, Inc.	3,234	62,255
CBIZ, Inc.*	16,779	105,204
CDI Corp.	5,432	81,317
Corporate Executive Board Co. (The)	14,699	578,112
CoStar Group, Inc.*	10,765	610,053
CRA International, Inc.*	4,621	99,860
Dolan Co. (The)*	12,913	121,770
Exponent, Inc.*	5,641	275,563
Franklin Covey Co.*	5,560	48,928
FTI Consulting, Inc.*	17,900	766,478
GP Strategies Corp.*	6,324	92,963
Heidrick & Struggles International, Inc.	7,577	166,542
Hill International, Inc.*	10,713	63,742
Hudson Highland Group, Inc.*	14,006	74,932
Huron Consulting Group, Inc.*	9,448	354,111
ICF International, Inc.*	8,370	237,206
Insperity, Inc.	9,762	273,531
Kelly Services, Inc., Class A	11,351	183,432
Kforce, Inc.*	12,647	157,329
Korn/Ferry International*	20,010	328,764
Mistras Group, Inc.*	6,266	141,110
Navigant Consulting, Inc.*	21,973	281,474
Odyssey Marine Exploration, Inc.*(a)	30,988	106,289
On Assignment, Inc.*	15,754	176,602
Pendrell Corp.*	64,588	172,450
Resources Connection, Inc.	19,761	245,432
RPX Corp.*	4,275	72,418
TrueBlue, Inc.*	17,081	282,007
VSE Corp.	1,733	45,422

		7,469,487

Real Estate Investment Trusts (REITs) 8.8%
Acadia Realty Trust	18,113	380,735
AG Mortgage Investment Trust, Inc.(a)	2,706	51,549
Agree Realty Corp.	4,200	104,832
Alexander’s, Inc.	873	338,724
American Assets Trust, Inc.	13,686	303,008
American Campus Communities, Inc.	28,909	1,237,305
American Capital Mortgage Investment Corp.	3,429	67,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Anworth Mortgage Asset Corp.	57,275	$372,288
Apollo Commercial Real Estate Finance, Inc.	8,720	128,358
ARMOUR Residential REIT, Inc.(a)	39,461	284,514
Ashford Hospitality Trust, Inc.	22,219	200,193
Associated Estates Realty Corp.	17,633	294,647
BioMed Realty Trust, Inc.	65,524	1,216,781
Campus Crest Communities, Inc.	13,032	139,312
CapLease, Inc.	29,006	120,665
Capstead Mortgage Corp.	35,998	466,174
CBL & Associates Properties, Inc.	63,192	1,097,645
Cedar Realty Trust, Inc.	23,905	119,286
Chatham Lodging Trust	5,907	73,070
Chesapeake Lodging Trust	13,705	233,396
Cogdell Spencer, Inc.	18,908	80,359
Colonial Properties Trust	35,544	759,931
Colony Financial, Inc.	13,998	237,406
Coresite Realty Corp.	8,451	169,443
Cousins Properties, Inc.	38,871	286,479
CreXus Investment Corp.	24,392	270,019
CubeSmart	52,205	594,093
CYS Investments, Inc.(a)	35,150	474,525
DCT Industrial Trust, Inc.	104,667	577,762
DiamondRock Hospitality Co.	71,352	752,050
DuPont Fabros Technology, Inc.(a)	25,041	638,546
Dynex Capital, Inc.	17,155	158,855
EastGroup Properties, Inc.	11,506	546,535
Education Realty Trust, Inc.	39,163	419,044
Entertainment Properties Trust	19,872	883,708
Equity Lifestyle Properties, Inc.	13,094	918,413
Equity One, Inc.	22,856	430,836
Excel Trust, Inc.	13,112	166,522
Extra Space Storage, Inc.	39,970	1,052,010
FelCor Lodging Trust, Inc.*	53,020	202,006
First Industrial Realty Trust, Inc.*	36,880	423,382
First Potomac Realty Trust	21,321	317,256
Franklin Street Properties Corp.	30,167	307,402
Getty Realty Corp.	11,031	184,880
Gladstone Commercial Corp.	4,663	84,494
Glimcher Realty Trust	45,652	439,629
Government Properties Income Trust	15,077	363,356
Hatteras Financial Corp.	31,851	884,184
Healthcare Realty Trust, Inc.	33,145	698,365
Hersha Hospitality Trust	60,018	325,898
Highwoods Properties, Inc.	30,699	1,015,830
Home Properties, Inc.	20,448	1,218,292
Hudson Pacific Properties, Inc.	9,363	143,909
Inland Real Estate Corp.	32,943	281,663
Invesco Mortgage Capital, Inc.	49,185	771,221
Investors Real Estate Trust(a)	34,275	254,320
iStar Financial, Inc.*(a)	34,863	243,344
Kilroy Realty Corp.	24,892	1,036,254
Kite Realty Group Trust	23,775	118,875
LaSalle Hotel Properties	36,243	980,373
Lexington Realty Trust	51,030	438,858
LTC Properties, Inc.	12,931	413,145
Medical Properties Trust, Inc.	47,660	510,915
MFA Financial, Inc.	151,875	1,114,763
Mid-America Apartment Communities, Inc.	15,618	998,303
Mission West Properties, Inc.	7,545	70,772
Monmouth Real Estate Investment Corp., Class A	16,734	155,794
MPG Office Trust, Inc.*(a)	20,239	51,609
National Health Investors, Inc.	10,386	502,786
National Retail Properties, Inc.	44,483	1,201,486
Newcastle Investment Corp.	44,812	240,192
NorthStar Realty Finance Corp.	40,825	203,309
Omega Healthcare Investors, Inc.	43,313	902,643
One Liberty Properties, Inc.	4,751	82,430
Parkway Properties, Inc.	9,327	90,192
Pebblebrook Hotel Trust	21,668	480,596
Pennsylvania Real Estate Investment Trust	23,707	291,122
PennyMac Mortgage Investment Trust	11,794	208,872
Post Properties, Inc.	21,209	947,830
Potlatch Corp.	17,099	521,861
PS Business Parks, Inc.	7,922	492,273
RAIT Financial Trust(a)	17,075	96,132
Ramco-Gershenson Properties Trust	16,433	190,130
Redwood Trust, Inc.	33,440	392,920
Resource Capital Corp.	33,058	193,389
Retail Opportunity Investments Corp.	21,116	250,436
RLJ Lodging Trust	11,717	209,031
Sabra Health Care REIT, Inc.	15,696	223,197
Saul Centers, Inc.	3,107	110,733
Sovran Self Storage, Inc.	11,781	548,052
STAG Industrial, Inc.	6,715	80,446
Starwood Property Trust, Inc.	39,712	782,326
Strategic Hotels & Resorts, Inc.*	74,452	462,347
Summit Hotel Properties, Inc.	11,621	108,656
Sun Communities, Inc.	9,032	362,274
Sunstone Hotel Investors, Inc.*	50,324	467,510
Tanger Factory Outlet Centers	36,575	1,078,963
Terreno Realty Corp.	3,921	55,365
Two Harbors Investment Corp.	76,396	758,612
UMH Properties, Inc.	5,159	53,189
Universal Health Realty Income Trust	5,063	202,469
Urstadt Biddle Properties, Inc., Class A	9,839	192,451
Washington Real Estate Investment Trust	28,084	836,903
Whitestone REIT, Class B	3,044	38,750
Winthrop Realty Trust	12,249	146,376

		44,701,499

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	3,788	37,009
Consolidated-Tomoka Land Co.	1,776	50,794
Forestar Group, Inc.*	15,091	240,249
Kennedy-Wilson Holdings, Inc.(a)	11,475	154,109
Tejon Ranch Co.*	6,059	172,681

		654,842

Road & Rail 1.3%
Amerco, Inc.	3,690	356,897
Arkansas Best Corp.	10,822	196,095
Avis Budget Group, Inc.*	44,706	641,531
Celadon Group, Inc.	8,558	127,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
Covenant Transportation Group, Inc., Class A*	3,932	$12,976
Dollar Thrifty Automotive Group, Inc.*	12,318	907,221
Genesee & Wyoming, Inc., Class A*	16,876	1,048,000
Heartland Express, Inc.	21,486	318,422
Knight Transportation, Inc.	25,996	457,789
Marten Transport Ltd.	6,630	144,865
Old Dominion Freight Line, Inc.*	20,207	861,222
Patriot Transportation Holding, Inc.*	2,603	53,492
Quality Distribution, Inc.*	6,370	78,224
RailAmerica, Inc.*	9,101	135,969
Roadrunner Transportation Systems, Inc.*	3,855	57,979
Saia, Inc.*	6,792	102,287
Swift Transportation Co.*	33,734	388,953
Universal Truckload Services, Inc.	2,182	38,796
Werner Enterprises, Inc.	18,668	487,795
Zipcar, Inc.*(a)	4,348	68,959

		6,485,414

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	18,560	197,478
Alpha & Omega Semiconductor Ltd.*	6,154	57,109
Amkor Technology, Inc.*(a)	41,236	236,282
Amtech Systems, Inc.*	3,941	40,159
Anadigics, Inc.*	28,784	79,156
Applied Micro Circuits Corp.*	26,995	211,371
ATMI, Inc.*	13,492	315,443
Axcelis Technologies, Inc.*	45,283	81,509
AXT, Inc.*	13,647	69,873
Brooks Automation, Inc.	28,207	302,379
Cabot Microelectronics Corp.*	10,014	504,906
Cavium, Inc.*	20,623	662,823
Ceva, Inc.*	9,813	265,049
Cirrus Logic, Inc.*	28,212	576,371
Cohu, Inc.	10,275	134,911
Cymer, Inc.*	12,999	647,220
Diodes, Inc.*	15,053	388,066
DSP Group, Inc.*	9,688	55,512
Entegris, Inc.*	57,242	548,378
Entropic Communications, Inc.*	36,507	213,201
Exar Corp.*	15,574	104,034
FormFactor, Inc.*	21,561	111,039
FSI International, Inc.*	16,496	70,108
GSI Technology, Inc.*	8,626	42,785
GT Advanced Technologies, Inc.*	53,638	462,360
Hittite Microwave Corp.*	13,348	734,407
Inphi Corp.*	9,206	135,052
Integrated Device Technology, Inc.*	63,150	400,371
Integrated Silicon Solution, Inc.*	11,433	111,701
IXYS Corp.*	10,325	141,659
Kopin Corp.*	28,997	112,508
Kulicke & Soffa Industries, Inc.*	30,683	331,683
Lattice Semiconductor Corp.*	50,202	341,374
LTX-Credence Corp.*	21,087	140,650
MaxLinear, Inc., Class A*	6,467	38,608
Micrel, Inc.	21,509	248,644
Microsemi Corp.*	36,810	728,102
Mindspeed Technologies, Inc.*	14,279	91,528
MIPS Technologies, Inc.*	22,407	131,529
MKS Instruments, Inc.	22,263	671,230
Monolithic Power Systems, Inc.*	12,764	209,202
MoSys, Inc.*	13,253	55,398
Nanometrics, Inc.*	8,573	173,603
Netlogic Microsystems, Inc.*	29,090	1,448,682
NVE Corp.*(a)	2,033	110,880
OmniVision Technologies, Inc.*	24,704	328,810
PDF Solutions, Inc.*	9,982	63,785
Pericom Semiconductor Corp.*	10,692	85,536
Photronics, Inc.*	25,057	171,891
PLX Technology, Inc.*	18,952	59,509
Power Integrations, Inc.	12,288	442,245
Rambus, Inc.*	41,840	305,014
RF Micro Devices, Inc.*	117,615	586,899
Rubicon Technology, Inc.*(a)	7,470	80,900
Rudolph Technologies, Inc.*	13,481	137,911
Semtech Corp.*	27,794	792,129
Sigma Designs, Inc.*	13,553	81,725
Silicon Image, Inc.*	33,893	164,720
Spansion, Inc., Class A*	21,447	215,114
Standard Microsystems Corp.*	9,805	252,577
STR Holdings, Inc.*(a)	12,869	137,570
Supertex, Inc.*	4,386	81,053
Tessera Technologies, Inc.*	21,780	431,244
TriQuint Semiconductor, Inc.*	69,968	419,108
Ultra Clean Holdings, Inc.*	9,724	71,471
Ultratech, Inc.*	10,709	313,238
Veeco Instruments, Inc.*(a)	17,353	423,587
Volterra Semiconductor Corp.*	10,462	315,639

		18,696,008

Software 4.4%
Accelrys, Inc.*	23,624	176,944
ACI Worldwide, Inc.*	14,233	432,399
Actuate Corp.*	16,230	93,485
Advent Software, Inc.*	13,981	367,001
American Software, Inc., Class A	9,701	87,018
Aspen Technology, Inc.*	36,029	648,882
Blackbaud, Inc.	18,958	576,892
Bottomline Technologies, Inc.*	15,301	418,329
BroadSoft, Inc.*(a)	9,602	267,704
Callidus Software, Inc.*	12,766	86,043
CommVault Systems, Inc.*	18,752	881,344
Concur Technologies, Inc.*	19,011	995,226
Convio, Inc.*	5,152	82,071
Deltek, Inc.*	9,465	97,584
DemandTec, Inc.*	13,744	181,146
Digimarc Corp.*	2,666	70,462
Ebix, Inc.(a)	12,273	304,125
Ellie Mae, Inc.*	3,356	19,767
EPIQ Systems, Inc.	13,386	163,175
ePlus, Inc.*	1,649	47,030
Fair Isaac Corp.	15,201	550,884
FalconStor Software, Inc.*	13,419	33,413
Glu Mobile, Inc.*(a)	20,207	67,896
Guidance Software, Inc.*	6,040	46,206
Imperva, Inc.*	2,683	88,485
Interactive Intelligence Group, Inc.*	6,070	156,667
JDA Software Group, Inc.*	18,018	530,991
Kenexa Corp.*	11,246	270,129

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Magma Design Automation, Inc.*	28,431	$203,566
Manhattan Associates, Inc.*	8,702	381,931
Mentor Graphics Corp.*	41,005	568,739
MicroStrategy, Inc., Class A*	3,402	391,638
Monotype Imaging Holdings, Inc.*	15,234	237,803
Motricity, Inc.*(a)	14,209	11,013
Netscout Systems, Inc.*	15,911	328,721
NetSuite, Inc.*	11,589	485,347
Opnet Technologies, Inc.	6,133	217,415
Parametric Technology Corp.*	50,732	1,276,924
Pegasystems, Inc.(a)	7,081	200,817
Progress Software Corp.*	28,547	666,002
PROS Holdings, Inc.*	9,173	148,786
QAD, Inc., Class A*	2,634	34,058
QLIK Technologies, Inc.*	29,977	845,351
Quest Software, Inc.*	24,169	491,839
RealPage, Inc.*	12,913	332,122
Rosetta Stone, Inc.*	4,458	34,772
S1 Corp.*	26,427	257,928
Seachange International, Inc.*	11,276	80,962
Smith Micro Software, Inc.*	16,580	30,176
SolarWinds, Inc.*	24,262	766,922
Sourcefire, Inc.*	12,105	375,497
SRS Labs, Inc.*	4,749	32,863
SS&C Technologies Holdings, Inc.*	10,736	201,515
SuccessFactors, Inc.*	35,525	1,413,895
Synchronoss Technologies, Inc.*	11,253	376,075
Take-Two Interactive Software, Inc.*	31,297	488,233
Taleo Corp., Class A*	17,485	629,635
Tangoe, Inc.*	4,367	63,322
TeleCommunication Systems, Inc., Class A*	20,785	48,637
TeleNav, Inc.*	6,974	51,817
THQ, Inc.*(a)	32,362	21,679
TiVo, Inc.*	50,752	526,806
Tyler Technologies, Inc.*	12,656	444,605
Ultimate Software Group, Inc.*	11,002	733,723
VASCO Data Security International, Inc.*	11,533	97,223
Verint Systems, Inc.*	9,013	255,158
VirnetX Holding Corp.*(a)	17,333	402,472
Wave Systems Corp., Class A*(a)	35,331	80,908
Websense, Inc.*	17,015	321,584

		22,299,777

Specialty Retail 3.4%
Aeropostale, Inc.*	34,384	562,866
America’s Car-Mart, Inc.*	3,649	138,443
Ann, Inc.*	22,167	537,771
Asbury Automotive Group, Inc.*	12,425	284,657
Ascena Retail Group, Inc.*	26,752	946,218
Barnes & Noble, Inc.*(a)	12,377	149,390
Bebe Stores, Inc.	16,389	143,568
Big 5 Sporting Goods Corp.	9,387	74,533
Body Central Corp.*	5,008	134,615
Brown Shoe Co., Inc.	17,893	169,089
Buckle, Inc. (The)(a)	11,478	500,785
Build-A-Bear Workshop, Inc.*	6,334	51,749
Cabela’s, Inc.*	18,434	480,759
Casual Male Retail Group, Inc.*	18,039	57,003
Cato Corp. (The), Class A	11,794	316,197
Charming Shoppes, Inc.*	49,521	245,624
Children’s Place Retail Stores, Inc. (The)*	11,111	554,328
Christopher & Banks Corp.	14,798	30,632
Citi Trends, Inc.*	6,400	57,728
Coldwater Creek, Inc.*	30,935	27,223
Collective Brands, Inc.*	26,220	436,825
Conn’s, Inc.*	6,176	71,642
Cost Plus, Inc.*	8,090	109,619
Destination Maternity Corp.	4,574	76,340
Express, Inc.*	23,528	509,146
Finish Line, Inc. (The), Class A	22,078	466,950
Francesca’s Holdings Corp.*(a)	4,277	94,821
Genesco, Inc.*	10,090	616,196
GNC Holdings, Inc., Class A*	9,728	267,617
Group 1 Automotive, Inc.	9,681	516,384
Haverty Furniture Cos., Inc.	8,018	100,065
hhgregg, Inc.*(a)	7,183	73,123
Hibbett Sports, Inc.*	11,670	559,343
HOT Topic, Inc.	18,035	132,016
Jos. A. Bank Clothiers, Inc.*	11,766	561,826
Kirkland’s, Inc.*	7,137	106,841
Lithia Motors, Inc., Class A	9,394	208,641
Lumber Liquidators Holdings, Inc.*(a)	9,852	210,439
MarineMax, Inc.*	9,915	81,501
Mattress Firm Holding Corp.*	2,786	92,022
Men’s Wearhouse, Inc. (The)	21,930	756,366
Monro Muffler Brake, Inc.	12,977	544,255
New York & Co., Inc.*	11,102	30,975
Office Depot, Inc.*	118,253	322,831
OfficeMax, Inc.*	36,611	202,459
Pacific Sunwear of California, Inc.*	19,227	34,609
Penske Automotive Group, Inc.	19,014	425,533
PEP Boys-Manny, Moe & Jack (The)	22,438	336,570
Pier 1 Imports, Inc.*	41,790	649,834
Rent-A-Center, Inc.	25,025	846,345
Rue21, Inc.*	6,377	154,387
Select Comfort Corp.*	23,671	593,669
Shoe Carnival, Inc.*	3,901	98,656
Sonic Automotive, Inc., Class A(a)	17,141	267,228
Stage Stores, Inc.	13,270	204,093
Stein Mart, Inc.*	11,732	85,057
Systemax, Inc.*	4,617	81,305
Talbots, Inc.*(a)	29,786	96,507
Teavana Holdings, Inc.*(a)	3,034	57,585
Vitamin Shoppe, Inc.*	10,566	451,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
West Marine, Inc.*	6,317	$76,562
Wet Seal, Inc. (The), Class A*	38,582	135,037
Winmark Corp.	961	65,992
Zale Corp.*	13,676	38,977
Zumiez, Inc.*	9,046	258,354

		17,569,312

Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.*	20,929	877,344
Cherokee, Inc.(a)	3,555	38,287
Columbia Sportswear Co.	5,158	236,494
Crocs, Inc.*	38,435	731,034
Delta Apparel, Inc.*	3,006	45,992
G-III Apparel Group Ltd.*	7,028	160,449
Iconix Brand Group, Inc.*	31,051	571,649
Jones Group, Inc. (The)	34,447	314,501
Kenneth Cole Productions, Inc., Class A*	3,045	37,423
K-Swiss, Inc., Class A*(a)	11,339	38,326
Liz Claiborne, Inc.*(a)	40,279	374,595
Maidenform Brands, Inc.*	9,959	199,180
Movado Group, Inc.	7,371	135,700
Oxford Industries, Inc.	5,462	278,180
Perry Ellis International, Inc.*	5,186	80,590
Quiksilver, Inc.*	55,262	246,468
RG Barry Corp.	3,766	46,096
Skechers U.S.A., Inc., Class A*	15,942	193,855
Steven Madden Ltd.*	16,109	662,724
True Religion Apparel, Inc.*	10,975	397,734
Unifi, Inc.*	6,189	60,219
Vera Bradley, Inc.*(a)	8,426	301,819
Warnaco Group, Inc. (The)*	17,235	1,003,939
Wolverine World Wide, Inc.	21,128	825,894

		7,858,492

Thrifts & Mortgage Finance 1.2%
Apollo Residential Mortgage, Inc.	4,284	72,957
Astoria Financial Corp.	37,101	309,051
Bank Mutual Corp.	19,792	79,366
BankFinancial Corp.	8,936	49,505
Beneficial Mutual Bancorp, Inc.*	14,252	126,130
Berkshire Hills Bancorp, Inc.	8,861	200,436
BofI Holding, Inc.*	4,099	68,494
Brookline Bancorp, Inc.	31,875	295,481
Cape Bancorp, Inc.*	4,601	38,970
Charter Financial Corp.	2,750	26,895
Clifton Savings Bancorp, Inc.	3,573	36,588
Dime Community Bancshares, Inc.	13,300	183,274
Doral Financial Corp.*	54,273	70,555
ESB Financial Corp.(a)	5,357	74,944
ESSA Bancorp, Inc.	4,461	44,922
Federal Agricultural Mortgage Corp., Class C	4,212	81,713
First Defiance Financial Corp.	4,156	64,335
First Financial Holdings, Inc.	7,058	68,533
First PacTrust Bancorp, Inc.(a)	4,370	52,964
Flagstar Bancorp, Inc.*	83,478	57,600
Flushing Financial Corp.	13,427	176,028
Fox Chase Bancorp, Inc.	5,835	73,754
Franklin Financial Corp.*	5,920	73,822
Home Federal Bancorp, Inc.	7,098	73,180
Kearny Financial Corp.	5,689	52,510
Meridian Interstate Bancorp, Inc.*	3,517	45,440
MGIC Investment Corp.*	79,907	302,848
Northfield Bancorp, Inc.(a)	7,326	107,692
Northwest Bancshares, Inc.	41,586	512,340
OceanFirst Financial Corp.	6,292	85,257
Ocwen Financial Corp.*	40,874	588,177
Oritani Financial Corp.	19,538	253,408
Provident Financial Services, Inc.	25,805	357,141
Provident New York Bancorp	16,332	134,902
Radian Group, Inc.(a)	56,658	155,810
Rockville Financial, Inc.	12,625	137,360
Roma Financial Corp.	3,150	32,508
Territorial Bancorp, Inc.	4,711	97,424
Trustco Bank Corp.	39,800	222,482
United Financial Bancorp, Inc.	6,904	111,431
ViewPoint Financial Group	14,860	201,947
Walker & Dunlop, Inc.*	4,638	55,099
Westfield Financial, Inc.	12,035	96,160
WSFS Financial Corp.	2,742	106,691

		6,056,124

Tobacco 0.2%
Alliance One International, Inc.*	37,066	107,862
Star Scientific, Inc.*(a)	45,632	137,809
Universal Corp.	9,862	442,607
Vector Group Ltd.	20,494	356,800

		1,045,078

Trading Companies & Distributors 1.2%
Aceto Corp.	11,359	83,375
Aircastle Ltd.	23,390	329,799
Applied Industrial Technologies, Inc.	18,039	695,945
Beacon Roofing Supply, Inc.*	19,579	447,576
CAI International, Inc.*	5,157	89,835
DXP Enterprises, Inc.*	3,691	124,497
Essex Rental Corp.*(a)	7,710	21,819
H&E Equipment Services, Inc.*	12,180	206,938
Houston Wire & Cable Co.	7,572	108,052
Interline Brands, Inc.*	14,212	241,746
Kaman Corp.	11,187	348,699
Lawson Products, Inc.	1,644	27,603
RSC Holdings, Inc.*	28,841	611,141
Rush Enterprises, Inc., Class A*	13,806	317,676
SeaCube Container Leasing Ltd.	4,700	72,568
TAL International Group, Inc.(a)	9,359	311,748
Textainer Group Holdings Ltd.(a)	4,847	153,117
Titan Machinery, Inc.*	6,551	162,072
United Rentals, Inc.*(a)	26,612	1,017,643
Watsco, Inc.	11,972	825,709

		6,197,558

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Transportation Infrastructure 0.0%†

	Shares	Market Value
Wesco Aircraft Holdings, Inc.*	8,951	$125,224

Water Utilities 0.2%
American States Water Co.	7,953	287,660
Artesian Resources Corp., Class A	3,090	58,401
Cadiz, Inc.*	5,156	51,251
California Water Service Group	17,819	328,761
Connecticut Water Service, Inc.	3,671	111,525
Consolidated Water Co., Ltd.	6,247	48,664
Middlesex Water Co.	6,669	125,977
SJW Corp.	6,037	143,016
York Water Co. (The)	5,449	96,992

		1,252,247

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*(a)	26,053	223,014
NTELOS Holdings Corp.	6,398	146,066
Shenandoah Telecommunications Co.	10,154	100,220
USA Mobility, Inc.	9,428	133,406

		602,706

Total Common Stocks (cost $440,750,720)		501,614,296

Right 0.0%†

	Number of Rights	Market Value
Food Products 0.0%†
Pilgrim’s Pride Corp., expiring 02/17/12*(a)(b)	21,542	$3,928

Total Right (cost $–)		3,928

Warrant 0.0%

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%
Magnum Hunter Resources Corp., exercise price $10.50, expiring 10/14/13*(a)(b)	5,139	0

Total Warrant (cost $–)		0

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (c)	7,079,016	7,079,016

Total Mutual Fund (cost $7,079,016)		7,079,016

Repurchase Agreement 8.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%, dated 01/31/12, due 02/01/12, repurchase price $42,473,208, collateralized by U.S. Government Treasury Securities ranging from 1.25% - 3.13%, maturing 01/31/19 - 05/15/21; total market value $43,322,774. (d)	$42,472,949	$42,472,949

Total Repurchase Agreement (cost $42,472,949)		42,472,949

Total Investments (cost $490,302,685) (e) — 108.3%		551,170,189

Liabilities in excess of other assets — (8.3%)		(42,453,629)

NET ASSETS — 100.0%		$508,716,560

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $40,657,030.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of January 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $42,472,949.
(e)	At January 31, 2012, the tax basis cost of the Fund’s investments was $520,430,347, tax unrealized appreciation and depreciation were $74,342,288 and $(43,602,446), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

At January 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
95	Russell 2000 Mini Index	03/16/12	$7,516,400	$416,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,472,075	$—	$—	$9,472,075
Air Freight & Logistics	1,806,234	—	—	1,806,234
Airlines	3,375,728	—	—	3,375,728
Auto Components	4,152,321	—	—	4,152,321
Automobiles	113,409	—	—	113,409
Beverages	748,486	—	—	748,486
Biotechnology	20,219,575	—	—	20,219,575
Building Products	3,474,026	—	—	3,474,026
Capital Markets	9,924,912	—	—	9,924,912
Chemicals	10,990,511	—	—	10,990,511
Commercial Banks	31,020,043	—	—	31,020,043
Commercial Services & Supplies	13,107,727	—	—	13,107,727
Communications Equipment	10,617,353	—	—	10,617,353
Computers & Peripherals	3,475,491	—	—	3,475,491
Construction & Engineering	3,949,346	—	—	3,949,346
Construction Materials	997,686	—	—	997,686
Consumer Finance	3,296,843	—	—	3,296,843
Containers & Packaging	865,512	—	—	865,512
Distributors	1,069,399	—	—	1,069,399
Diversified Consumer Services	6,191,516	—	—	6,191,516
Diversified Financial Services	1,311,738	—	—	1,311,738
Diversified Telecommunication Services	3,222,611	—	—	3,222,611
Electric Utilities	7,319,642	—	—	7,319,642
Electrical Equipment	6,032,547	—	—	6,032,547
Electronic Equipment, Instruments & Components	13,297,017	—	—	13,297,017
Energy Equipment & Services	10,350,389	—	—	10,350,389
Food & Staples Retailing	5,547,690	—	—	5,547,690
Food Products	6,750,518	—	—	6,750,518
Gas Utilities	5,409,855	—	—	5,409,855
Health Care Equipment & Supplies	15,284,518	—	—	15,284,518
Health Care Providers & Services	13,648,164	—	—	13,648,164
Health Care Technology	2,816,933	—	—	2,816,933
Hotels, Restaurants & Leisure	13,655,568	—	—	13,655,568
Household Durables	4,070,689	—	—	4,070,689
Household Products	737,795	—	—	737,795
Independent Power Producers & Energy Traders	994,952	—	—	994,952
Industrial Conglomerates	971,204	—	—	971,204
Information Technology Services	10,104,378	—	—	10,104,378
Insurance	13,585,555	—	—	13,585,555
Internet & Catalog Retail	1,539,944	—	—	1,539,944
Internet Software & Services	8,665,588	—	—	8,665,588

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Leisure Equipment & Products	2,082,716	—	—	2,082,716
Life Sciences Tools & Services	1,831,720	—	—	1,831,720
Machinery	16,756,218	—	—	16,756,218
Marine	260,262	—	—	260,262
Media	6,516,052	—	—	6,516,052
Metals & Mining	8,233,846	—	—	8,233,846
Multiline Retail	839,627	—	—	839,627
Multi-Utilities	2,107,385	—	—	2,107,385
Oil, Gas & Consumable Fuels	23,135,977	—	—	23,135,977
Paper & Forest Products	3,103,765	—	—	3,103,765
Personal Products	2,455,452	—	—	2,455,452
Pharmaceuticals	9,092,020	—	—	9,092,020
Professional Services	7,469,487	—	—	7,469,487
Real Estate Investment Trusts (REITs)	44,701,499	—	—	44,701,499
Real Estate Management & Development	654,842	—	—	654,842
Road & Rail	6,485,414	—	—	6,485,414
Semiconductors & Semiconductor Equipment	18,696,008	—	—	18,696,008
Software	22,299,777	—	—	22,299,777
Specialty Retail	17,569,312	—	—	17,569,312
Textiles, Apparel & Luxury Goods	7,858,492	—	—	7,858,492
Thrifts & Mortgage Finance	6,056,124	—	—	6,056,124
Tobacco	1,045,078	—	—	1,045,078
Trading Companies & Distributors	6,197,558	—	—	6,197,558
Transportation Infrastructure	125,224	—	—	125,224
Water Utilities	1,252,247	—	—	1,252,247
Wireless Telecommunication Services	602,706	—	—	602,706

Total Common Stocks	$501,614,296	$—	$—	$501,614,296

Futures Contracts	416,706	—	—	416,706
Mutual Fund	7,079,016	—	—	7,079,016
Repurchase Agreement	—	42,472,949	—	42,472,949
Right*	—	3,928	—	3,928
Warrant*	—	—	—	—

Total	$509,110,018	$42,476,877	$—	$551,586,895

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/11	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$416,706

Total		$416,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 95.6%

	Shares	Market Value
Biotechnology 0.9%
Human Genome Sciences, Inc.*	712	$7,006
Incyte Corp., Ltd.*	642	11,364

		18,370

Chemicals 2.9%
Balchem Corp.	1,661	62,852

Commercial Services & Supplies 0.8%
EnerNOC, Inc.*	1,942	17,769

Electronic Equipment, Instruments & Components 15.2%
Cognex Corp.	1,624	67,477
Dolby Laboratories, Inc., Class A*	1,219	44,335
DTS, Inc.*	1,538	43,572
FEI Co.*	1,149	50,625
FLIR Systems, Inc.	2,383	61,362
Measurement Specialties, Inc.*	1,715	55,738

		323,109

Energy Equipment & Services 2.6%
CARBO Ceramics, Inc.	567	55,141

Health Care Equipment & Supplies 14.5%
Abaxis, Inc.*	2,288	61,959
Cantel Medical Corp.	1,767	55,784
Gen-Probe, Inc.*	1,043	69,808
IRIS International, Inc.*	2,092	20,481
Meridian Bioscience, Inc.	1,890	32,962
Neogen Corp.*	2,064	67,224

		308,218

Health Care Technology 6.7%
MedAssets, Inc.*	2,082	21,986
Medidata Solutions, Inc.*	2,492	52,083
Quality Systems, Inc.	1,663	67,451

		141,520

Hotels, Restaurants & Leisure 2.2%
Peet’s Coffee & Tea, Inc.*	764	46,467

Internet Software & Services 2.8%
NIC, Inc.	4,716	58,997

Life Sciences Tools & Services 3.1%
Bruker Corp.*	846	12,013
Techne Corp.	785	53,576

		65,589

Machinery 4.7%
Dynamic Materials Corp.	1,438	31,780
Sun Hydraulics Corp.	2,398	67,360

		99,140

Pharmaceuticals 1.9%
Medicis Pharmaceutical Corp., Class A	1,234	40,833

Semiconductors & Semiconductor Equipment 6.2%
Diodes, Inc.*	2,818	72,648
Hittite Microwave Corp.*	1,062	58,431

		131,079

Software 31.1%
Accelrys, Inc.*	4,592	34,394
ACI Worldwide, Inc.*	1,405	42,684
American Software, Inc., Class A	2,876	25,798
ANSYS, Inc.*	895	54,138
Blackbaud, Inc.	2,554	77,718
Concur Technologies, Inc.*	1,135	59,417
Manhattan Associates, Inc.*	1,554	68,205
Netscout Systems, Inc.*	2,854	58,964
Nuance Communications, Inc.*	2,307	65,795
PROS Holdings, Inc.*	3,012	48,855
Rovi Corp.*	1,652	53,013
Tyler Technologies, Inc.*	2,000	70,260

		659,241

Total Investments (cost $1,909,697) (a) — 95.6%		2,028,325
Other assets in excess of liabilities — 4.4%		92,733

NET ASSETS — 100.0%		$2,121,058

*	Denotes a non-income producing security.
(a)	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,909,697, tax unrealized appreciation and depreciation were $150,216 and $(31,588), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,028,325	$—	$—	$2,028,325

Total	$2,028,325	$—	$—	$2,028,325

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.6%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	5,878	$124,555
Allied Defense Group, Inc. (The)*(a)	400	1,260
Ascent Solar Technologies, Inc.*	2,800	2,072
Ceradyne, Inc.*	4,500	148,905
CPI Aerostructures, Inc.*	85	1,193
Curtiss-Wright Corp.	5,587	208,730
DigitalGlobe, Inc.*	3,274	51,369
Ducommun, Inc.	2,094	30,258
Esterline Technologies Corp.*	3,852	235,550
Exelis, Inc.	11,154	111,428
GeoEye, Inc.*	2,200	48,202
Huntington Ingalls Industries, Inc.*	2,766	104,223
Innovative Solutions & Support, Inc.*	1,500	5,850
Kratos Defense & Security Solutions, Inc.*	4,611	31,309
LMI Aerospace, Inc.*	1,878	37,166
Moog, Inc., Class A*	1,317	56,131
National Presto Industries, Inc.(b)	200	19,544
Orbital Sciences Corp.*	2,417	35,022
SIFCO Industries, Inc.	200	4,394
Sparton Corp.*	1,053	9,014
Sypris Solutions, Inc.*	157	644
Taser International, Inc.*	200	952
Teledyne Technologies, Inc.*	300	17,028
Triumph Group, Inc.	2,844	177,949

		1,462,748

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	4,271	25,669
Atlas Air Worldwide Holdings, Inc.*	4,664	222,170
Pacer International, Inc.*	2,752	16,622
UTi Worldwide, Inc.	7,920	117,929
XPO Logistics, Inc.*	1,250	14,337

		396,727

Airlines 0.6%
Alaska Air Group, Inc.*	1,916	145,865
Hawaiian Holdings, Inc.*	10,790	75,098
JetBlue Airways Corp.*	33,709	199,894
Pinnacle Airlines Corp.*	2,253	3,177
Republic Airways Holdings, Inc.*	5,799	31,953
SkyWest, Inc.	5,268	67,430

		523,417

Auto Components 0.7%
Cooper Tire & Rubber Co.	8,201	123,507
Dana Holding Corp.*	302	4,485
Dorman Products, Inc.*	700	30,387
Drew Industries, Inc.*	1,140	29,606
Exide Technologies*	11,500	37,950
Federal-Mogul Corp.*	7,645	126,831
Fuel Systems Solutions, Inc.*	2,282	47,625
Modine Manufacturing Co.*	5,748	62,883
Motorcar Parts of America, Inc.*(b)	2,200	14,124
Shiloh Industries, Inc.*	1,777	14,607
Spartan Motors, Inc.	5,000	30,350
Standard Motor Products, Inc.	4,248	87,891
Stoneridge, Inc.*	1,052	9,857
Superior Industries International, Inc.	4,675	84,945

		705,048

Automobiles 0.2%
Thor Industries, Inc.	6,606	202,540

Beverages 0.4%
Central European Distribution Corp.*(b)	16,258	66,658
Coca-Cola Bottling Co. Consolidated	795	48,455
Constellation Brands, Inc., Class A*	8,858	185,132
Craft Brewers Alliance, Inc.*(b)	1,200	7,512
MGP Ingredients, Inc.	2,400	14,304
Primo Water Corp.*(b)	4,800	14,064

		336,125

Biotechnology 0.3%
AMAG Pharmaceuticals, Inc.*	430	7,061
Astex Pharmaceuticals, Inc.*	10,155	27,520
BioMimetic Therapeutics, Inc.*	8,100	15,957
Celldex Therapeutics, Inc.*	1,810	8,597
Codexis, Inc.*	1,615	8,995
Emergent Biosolutions, Inc.*	2,300	39,031
Enzon Pharmaceuticals, Inc.*	2,902	20,691
Lexicon Pharmaceuticals, Inc.*	7,400	10,730
Maxygen, Inc.*	2,900	16,211
MediciNova, Inc.*	570	1,077
Myrexis, Inc.*	1,069	3,036
Repligen Corp.*	2,489	9,981
Rigel Pharmaceuticals, Inc.*	332	3,244
Sangamo BioSciences, Inc.*	7,900	27,255
SciClone Pharmaceuticals, Inc.*	9,673	46,334
Targacept, Inc.*	9,300	56,544

		302,264

Building Products 0.7%
American Woodmark Corp.	1,400	19,908
Apogee Enterprises, Inc.	5,581	76,739
Armstrong World Industries, Inc.*	364	16,999
Builders FirstSource, Inc.*	2,800	7,084
Gibraltar Industries, Inc.*	5,281	82,753
Griffon Corp.	5,513	54,964
Insteel Industries, Inc.	3,880	49,664
Owens Corning, Inc.*	2,191	73,946
Quanex Building Products Corp.	4,100	67,363
Simpson Manufacturing Co., Inc.	5,368	173,816
Universal Forest Products, Inc.	2,109	67,003

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Building Products (continued)
US Home Systems, Inc.	700	$6,363
USG Corp.*	306	3,929

		700,531

Capital Markets 1.4%
American Capital Ltd.*	63,170	519,257
Calamos Asset Management, Inc., Class A	788	9,842
Capital Southwest Corp.	350	31,059
Cowen Group, Inc., Class A*	6,392	17,258
E*TRADE Financial Corp.*	6,184	50,647
Edelman Financial Group, Inc.	3,450	24,633
FirstCity Financial Corp.*	1,000	8,090
GFI Group, Inc.(b)	4,977	23,044
Harris & Harris Group, Inc.*	5,092	22,507
ICG Group, Inc.*	3,493	31,332
INTL. FCStone, Inc.*	800	20,544
Investment Technology Group, Inc.*	1,497	16,976
JMP Group, Inc.	900	6,642
KBW, Inc.	683	11,836
Knight Capital Group, Inc., Class A*	5,268	68,431
Legg Mason, Inc.	9,000	229,230
MCG Capital Corp.	8,170	38,236
Medallion Financial Corp.	1,852	20,539
Oppenheimer Holdings, Inc., Class A	326	5,686
Penson Worldwide, Inc.*	2,500	3,625
Piper Jaffray Cos.*	700	15,575
Safeguard Scientifics, Inc.*	3,366	53,519
Steel Excel, Inc.*	1,070	28,088
SWS Group, Inc.	3,400	24,990

		1,281,586

Chemicals 3.4%
A. Schulman, Inc.	4,654	114,023
American Pacific Corp.*	600	4,758
American Vanguard Corp.	4,345	65,305
Arabian American Development Co.*	100	799
Ashland, Inc.	4,400	277,464
Cabot Corp.	3,200	115,840
Chase Corp.	500	6,650
Chemtura Corp.*	9,364	131,564
Core Molding Technologies, Inc.*	350	2,975
Cytec Industries, Inc.	2,992	149,181
Ferro Corp.*	15,945	107,788
FutureFuel Corp.	900	10,737
Georgia Gulf Corp.*	5,100	178,755
H.B. Fuller Co.	6,127	175,355
Huntsman Corp.	21,100	268,603
Innospec, Inc.*	2,300	74,451
KMG Chemicals, Inc.	1,100	20,251
Kraton Performance Polymers, Inc.*	1,600	45,504
Landec Corp.*	3,411	20,568
Minerals Technologies, Inc.	2,282	144,793
Olin Corp.	8,645	191,919
OM Group, Inc.*	4,727	128,244
Omnova Solutions, Inc.*	650	3,224
Penford Corp.*	1,600	9,040
PolyOne Corp.	6,045	87,169
Quaker Chemical Corp.	142	6,291
Sensient Technologies Corp.	5,500	217,910
Spartech Corp.*	3,400	18,258
Valspar Corp.	5,900	255,116
Westlake Chemical Corp.	5,000	292,250
Zoltek Cos., Inc.*	7,135	62,003

		3,186,788

Commercial Banks 7.0%
1st Source Corp.	2,736	68,509
1st United Bancorp, Inc.*	188	1,083
Ameris Bancorp*	2,005	21,494
AmeriServ Financial, Inc.*	1,800	4,104
Associated Banc-Corp.	5,500	68,530
Bancfirst Corp.	209	8,393
Bancorp, Inc. (The)*	2,648	21,237
BancorpSouth, Inc.(b)	5,865	65,864
BancTrust Financial Group, Inc.*	1,100	1,408
Banner Corp.	494	9,702
BBCN Bancorp, Inc.*	8,440	85,413
Boston Private Financial Holdings, Inc.	7,814	64,387
Bryn Mawr Bank Corp.	174	3,499
Camden National Corp.	68	2,339
Capital City Bank Group, Inc.	2,100	18,375
CapitalSource, Inc.	18,097	125,050
Cardinal Financial Corp.	3,463	38,820
Cathay General Bancorp	13,982	220,077
Center Bancorp, Inc.	983	9,388
Centerstate Banks, Inc.	500	3,525
Central Pacific Financial Corp.*(b)	333	4,539
Chemical Financial Corp.	1,317	29,804
City Holding Co.(b)	1,400	49,756
City National Corp.	900	41,292
CNB Financial Corp.(b)	84	1,387
CoBiz Financial, Inc.	5,513	32,968
Columbia Banking System, Inc.	6,400	134,400
Comerica, Inc.	2,010	55,617
Community Bank System, Inc.	4,100	112,176
Community Trust Bancorp, Inc.	1,303	40,145
CVB Financial Corp.	10,579	111,397
East West Bancorp, Inc.	5,000	109,800
Encore Bancshares, Inc.*(b)	900	12,069
Enterprise Financial Services Corp.	1,963	24,322
Fidelity Southern Corp.	1,251	8,353
Financial Institutions, Inc.	1,089	18,611
First Bancorp, North Carolina	1,818	21,162
First Bancorp, Puerto Rico*(b)	638	2,361
First Busey Corp.	3,037	15,215
First California Financial Group, Inc.*	100	440
First Commonwealth Financial Corp.	9,097	50,397
First Community Bancshares, Inc.	2,243	28,621
First Financial Bancorp	3,773	65,575
First Financial Corp.	636	22,273
First Horizon National Corp.	11,684	102,001
First Interstate BancSystem, Inc.	885	12,178
First Merchants Corp.	3,406	33,549
First Midwest Bancorp, Inc.	6,019	65,487
First Niagara Financial Group, Inc.	12,046	115,280
First South Bancorp, Inc.*	850	2,992
FirstMerit Corp.	2,859	44,858
FNB Corp.	12,066	141,414
Fulton Financial Corp.	9,456	87,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
German American Bancorp, Inc.(b)	805	$16,197
Glacier Bancorp, Inc.	5,383	75,200
Great Southern Bancorp, Inc.	1,000	24,300
Green Bankshares, Inc.*	1,261	1,601
Guaranty Bancorp*	5,200	7,748
Hanmi Financial Corp.*	726	5,982
Heartland Financial USA, Inc.	1,847	30,475
Heritage Commerce Corp.*	1,404	6,964
Home Bancshares, Inc.	44	1,147
Hudson Valley Holding Corp.	462	10,141
IBERIABANK Corp.	4,100	214,348
Independent Bank Corp.	2,048	56,812
Independent Bank Corp., Michigan*	380	646
International Bancshares Corp.	958	18,413
Intervest Bancshares Corp., Class A*	154	447
Lakeland Bancorp, Inc.	3,062	30,528
Lakeland Financial Corp.	779	19,740
Macatawa Bank Corp.*(b)	2,090	5,497
MainSource Financial Group, Inc.	2,623	24,630
MB Financial, Inc.	7,069	128,302
MBT Financial Corp.*	2,200	2,750
Mercantile Bank Corp.*	710	8,101
Metro Bancorp, Inc.*	1,907	20,863
National Penn Bancshares, Inc.	13,300	115,577
NBT Bancorp, Inc.	247	5,557
NewBridge Bancorp*	2,450	9,677
North Valley Bancorp*	78	782
Old National Bancorp	6,911	81,342
Old Second Bancorp, Inc.*(b)	1,500	1,830
Oriental Financial Group, Inc.	5,002	57,223
Pacific Capital Bancorp*(b)	874	24,385
Pacific Continental Corp.	1,758	15,576
Pacific Mercantile Bancorp*	1,000	3,700
PacWest Bancorp	2,700	57,429
Park National Corp.(b)	600	41,538
Park Sterling Corp.*	536	2,348
Peoples Bancorp, Inc.	1,318	20,640
Pinnacle Financial Partners, Inc.*	6,100	102,724
Popular, Inc.*	83,233	130,676
Preferred Bank, Los Angeles*	244	2,076
PrivateBancorp, Inc.	12,137	171,617
Prosperity Bancshares, Inc.	2,357	97,839
Renasant Corp.	2,498	39,418
Republic Bancorp, Inc., Class A	988	25,105
Republic First Bancorp, Inc.*	1,723	3,015
S&T Bancorp, Inc.	1,532	33,260
Sandy Spring Bancorp, Inc.	1,307	23,866
SCBT Financial Corp.	686	21,218
Seacoast Banking Corp. of Florida*	7,563	12,479
Sierra Bancorp	1,250	11,412
Simmons First National Corp., Class A	1,842	50,747
Somerset Hills Bancorp	420	3,234
Southern Community Financial Corp.*	1,400	1,708
Southside Bancshares, Inc.	603	12,904
Southwest Bancorp, Inc.*	2,000	16,700
StellarOne Corp.	2,989	36,705
Sterling Bancorp	1,842	17,591
Sun Bancorp, Inc.*	2,364	6,903
Superior Bancorp*	1,400	28
Susquehanna Bancshares, Inc.	17,273	157,875
Synovus Financial Corp.	138,715	241,364
Taylor Capital Group, Inc.*	1,000	12,370
Texas Capital Bancshares, Inc.*	900	28,548
Tompkins Financial Corp.	377	15,246
Tower Bancorp, Inc.	843	25,956
TowneBank(b)	1,349	17,807
TriCo Bancshares	44	657
Trustmark Corp.	5,483	129,234
UMB Financial Corp.	2,406	92,823
Umpqua Holdings Corp.	10,450	127,176
Union First Market Bankshares Corp.	2,915	40,052
United Bankshares, Inc.(b)	200	5,582
United Community Banks, Inc.*	1,559	11,833
United Security Bancshares*	261	605
Univest Corp. of Pennsylvania	1,400	20,748
Valley National Bancorp(b)	1,778	21,194
Virginia Commerce Bancorp, Inc.*	2,453	21,734
Washington Banking Co.	1,343	17,781
Washington Trust Bancorp, Inc.	1,440	35,554
Webster Financial Corp.	10,027	212,572
WesBanco, Inc.	3,300	65,868
West Bancorporation, Inc.	1,537	14,940
West Coast Bancorp*	591	9,444
Western Alliance Bancorp*	13,239	105,780
Wilshire Bancorp, Inc.*	73	255
Wintrust Financial Corp.	2,736	83,858
Yadkin Valley Financial Corp.*	2,000	4,140
Zions Bancorporation	38,900	655,076

		6,585,215

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	6,020	130,634
Acorn Energy, Inc.(b)	1,419	9,181
American Reprographics Co.*	1,276	7,669
AMREP Corp.*	180	1,080
Asset Acceptance Capital Corp.*	2,200	10,208
Asta Funding, Inc.	1,919	14,354
Brink’s Co. (The)	1,000	28,190
Casella Waste Systems, Inc., Class A*	2,859	19,641
Consolidated Graphics, Inc.*	1,000	50,790
Courier Corp.	1,800	22,266
Covanta Holding Corp.	18,000	257,220
Encore Capital Group, Inc.*	48	1,128
EnergySolutions, Inc.*	20,183	71,851
EnerNOC, Inc.*(b)	4,199	38,421
Ennis, Inc.	2,761	45,667
Fuel Tech, Inc.*	2,542	15,328
G&K Services, Inc., Class A	1,400	46,004
Geo Group, Inc. (The)*	8,323	146,318
Intersections, Inc.	2,600	31,928
KAR Auction Services, Inc.*	1,126	16,597
Kimball International, Inc., Class B	5,748	35,005
McGrath Rentcorp	2,675	85,172
Metalico, Inc.*	3,382	12,311
Mobile Mini, Inc.*	6,145	127,816
Multi-Color Corp.	1,174	26,896
NL Industries, Inc.	1,831	25,304
Portfolio Recovery Associates, Inc.*	206	13,380

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Quad/Graphics, Inc.(b)	1,100	$12,925
RR Donnelley & Sons Co.(b)	1,300	14,768
Schawk, Inc.	3,031	40,737
Standard Register Co. (The)	3,526	7,087
Steelcase, Inc., Class A	14,813	129,021
Sykes Enterprises, Inc.*	2,052	35,972
Tetra Tech, Inc.*	3,627	83,893
UniFirst Corp.	2,352	142,014
United Stationers, Inc.	4,178	135,075
Viad Corp.	2,852	57,696
Virco Manufacturing	1,500	2,670
WCA Waste Corp.*	518	3,357

		1,955,574

Communications Equipment 2.3%
Anaren, Inc.*	2,904	50,588
Arris Group, Inc.*	14,421	168,437
Aviat Networks, Inc.*	7,678	17,045
Aware, Inc.*	1,300	4,160
Bel Fuse, Inc., Class B	1,319	26,710
Black Box Corp.	2,600	80,392
Brocade Communications Systems, Inc.*	84,602	474,617
Calix, Inc.*	5,875	44,474
Communications Systems, Inc.	1,420	21,144
Comtech Telecommunications Corp.	3,510	108,319
Digi International, Inc.*	4,045	45,668
EchoStar Corp., Class A*	4,067	106,677
EMCORE Corp.*(b)	15,500	18,290
Emulex Corp.*	13,009	135,814
Extreme Networks*	15,787	51,150
Globecomm Systems, Inc.*	4,635	66,141
Harmonic, Inc.*	9,600	56,352
Infinera Corp.*	11,300	80,682
KVH Industries, Inc.*	400	3,732
Meru Networks, Inc.*	1,300	6,409
Network Equipment Technologies, Inc.*	650	832
Oclaro, Inc.*	13,293	55,033
Oplink Communications, Inc.*	4,291	80,370
Opnext, Inc.*	8,130	8,943
Optical Cable Corp.	300	1,062
ORBCOMM, Inc.*	5,929	20,455
PC-Tel, Inc.	1,200	8,928
Performance Technologies, Inc.*	1,121	2,018
Sonus Networks, Inc.*	32,933	84,967
Sycamore Networks, Inc.*	4,613	89,585
Symmetricom, Inc.*	3,179	19,837
Tellabs, Inc.	38,811	147,482
Telular Corp.	2,203	18,417
Tessco Technologies, Inc.	1,350	24,057
UTStarcom Holdings Corp.*	14,282	18,424
Westell Technologies, Inc., Class A*	1,800	3,960

		2,151,171

Computers & Peripherals 0.6%
Avid Technology, Inc.*	6,800	65,892
Concurrent Computer Corp.*(b)	529	2,042
Cray, Inc.*	3,102	23,141
Datalink Corp.*	3,720	34,261
Dataram Corp.*(b)	600	486
Electronics for Imaging, Inc.*	8,400	144,144
Hutchinson Technology, Inc.*(b)	985	1,822
Imation Corp.*	3,833	22,730
Intermec, Inc.*	1,700	14,348
Intevac, Inc.*	2,700	22,491
Novatel Wireless, Inc.*	2,900	8,323
Presstek, Inc.*	2,000	1,300
Rimage Corp.	220	2,737
Silicon Graphics International Corp.*(b)	2,506	34,182
STEC, Inc.*	6,900	65,274
Xyratex Ltd.	5,513	87,546

		530,719

Construction & Engineering 1.9%
AECOM Technology Corp.*	4,273	97,809
Aegion Corp.*	6,090	103,956
Argan, Inc.	134	1,943
Comfort Systems USA, Inc.	2,676	32,005
Dycom Industries, Inc.*	6,300	134,631
EMCOR Group, Inc.	9,444	272,271
Furmanite Corp.*	106	817
Granite Construction, Inc.	5,032	134,002
Great Lakes Dredge & Dock Corp.	8,298	53,107
Integrated Electrical Services, Inc.*	1,200	2,916
Layne Christensen Co.*	3,560	82,699
MasTec, Inc.*	10,169	165,653
Michael Baker Corp.*	817	20,008
MYR Group, Inc.*	4,154	82,997
Northwest Pipe Co.*	2,016	45,985
Orion Marine Group, Inc.*	1,200	8,688
Pike Electric Corp.*	5,459	43,454
Sterling Construction Co., Inc.*	3,017	36,234
Tutor Perini Corp.*	6,606	100,345
URS Corp.*	9,861	405,780

		1,825,300

Construction Materials 0.1%
Headwaters, Inc.*	7,409	19,634
Texas Industries, Inc.	3,959	123,758

		143,392

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	423	3,329
Cash America International, Inc.	5,300	232,458
CompuCredit Holdings Corp.*	3,137	12,689
First Marblehead Corp. (The)*	12,745	16,059
Nelnet, Inc., Class A	3,500	86,275

		350,810

Containers & Packaging 0.5%
Bemis Co., Inc.	3,600	112,608
Boise, Inc.	14,796	113,041
Graphic Packaging Holding Co.*	16,566	82,996
Myers Industries, Inc.	4,875	64,886
Temple-Inland, Inc.	2,300	73,347

		446,878

Distributors 0.1%
Core-Mark Holding Co., Inc.	2,478	100,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Distributors (continued)
VOXX International Corp.*	2,000	$25,440

		126,072

Diversified Consumer Services 0.7%
Archipelago Learning, Inc.*(b)	102	1,060
Ascent Capital Group, Inc., Class A*	1,498	70,990
Cambium Learning Group, Inc.*	300	966
Career Education Corp.*	11,688	118,166
Carriage Services, Inc.	1,570	8,996
Corinthian Colleges, Inc.*(b)	8,488	25,549
Education Management Corp.*(b)	53	1,353
K12, Inc.*(b)	1,800	40,302
Lincoln Educational Services Corp.	2,317	20,227
Mac-Gray Corp.	1,096	15,278
Matthews International Corp., Class A	1,057	34,839
Regis Corp.	7,783	133,401
School Specialty, Inc.*	4,400	14,168
Service Corp. International	16,280	180,708
Stewart Enterprises, Inc., Class A	3,400	20,910

		686,913

Diversified Financial Services 0.6%
Interactive Brokers Group, Inc., Class A	7,410	112,039
Marlin Business Services Corp.	1,601	22,910
NASDAQ OMX Group, Inc. (The)*	9,627	238,557
NewStar Financial, Inc.*	6,586	64,016
PHH Corp.*	6,571	76,158
PICO Holdings, Inc.*	1,700	37,519
Resource America, Inc., Class A	1,656	9,224

		560,423

Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	526	18,983
Cbeyond, Inc.*	2,600	22,100
General Communication, Inc., Class A*	7,880	82,031
HickoryTech Corp.	214	2,459
Iridium Communications, Inc.*(b)	4,021	32,128
Neutral Tandem, Inc.*	3,661	44,994
Premiere Global Services, Inc.*	6,710	59,048
Primus Telecommunications Group, Inc.*	703	8,921
SureWest Communications	1,900	27,512

		298,176

Electrical Equipment 1.2%
A123 Systems, Inc.*(b)	8,500	18,445
Allied Motion Technologies, Inc.	538	3,206
American Superconductor Corp.*(b)	6,222	31,421
AZZ, Inc.	2,158	105,936
Brady Corp., Class A	4,000	129,480
Encore Wire Corp.	3,906	106,634
EnerSys*	7,700	223,146
Franklin Electric Co., Inc.	200	10,012
General Cable Corp.*	6,109	188,524
Global Power Equipment Group, Inc.*	586	15,031
Hoku Corp.*(b)	3,234	2,199
LSI Industries, Inc.	2,975	21,152
Ocean Power Technologies, Inc.*(b)	3,200	9,184
Orion Energy Systems, Inc.*	2,991	9,392
Powell Industries, Inc.*	1,095	37,898
PowerSecure International, Inc.*	1,494	9,457
Regal-Beloit Corp.	400	22,708
Thomas & Betts Corp.*	2,200	157,058
Ultralife Corp.*	1,752	7,306
Vicor Corp.	3,400	30,362

		1,138,551

Electronic Equipment, Instruments & Components 4.3%
Agilysys, Inc.*	3,840	31,258
Arrow Electronics, Inc.*	5,100	210,579
AVX Corp.	13,800	181,608
Benchmark Electronics, Inc.*	5,200	89,440
Brightpoint, Inc.*	5,300	62,116
Checkpoint Systems, Inc.*	6,972	73,346
Coherent, Inc.*	913	51,018
Daktronics, Inc.	1,007	11,017
DDi Corp.	1,600	15,536
Electro Rent Corp.	3,686	62,994
Electro Scientific Industries, Inc.	4,226	64,151
Fabrinet*	1,402	23,091
FARO Technologies, Inc.*	200	10,856
FEI Co.*	700	30,842
Frequency Electronics, Inc.*	900	7,659
Gerber Scientific, Inc.*(a)(b)	4,000	0
GSI Group, Inc.*	1,379	15,928
GTSI Corp.*	1,000	4,230
ID Systems, Inc.*	1,442	7,426
Identive Group, Inc.*(b)	4,603	10,495
IEC Electronics Corp.*	1,140	5,837
Ingram Micro, Inc., Class A*	31,600	599,768
Insight Enterprises, Inc.*	6,283	115,984
Iteris, Inc.*	1,700	2,618
Itron, Inc.*	4,030	156,324
KEMET Corp.*	9,314	85,596
Key Tronic Corp.*	2,100	12,999
LoJack Corp.*	1,825	5,931
Measurement Specialties, Inc.*	1,796	58,370
Mercury Computer Systems, Inc.*	3,984	53,346
Methode Electronics, Inc.	2,300	22,839
Multi-Fineline Electronix, Inc.*	1,900	47,234
NAPCO Security Technologies, Inc.*	1,850	5,365
Newport Corp.*	3,179	58,716
OSI Systems, Inc.*	1,500	80,595
PAR Technology Corp.*	1,300	6,058
Park Electrochemical Corp.	1,601	48,622
PC Connection, Inc.	1,900	22,800
PC Mall, Inc.*	2,073	12,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Perceptron, Inc.*	1,480	$7,592
Planar Systems, Inc.*	1,900	4,484
Plexus Corp.*	4,796	173,855
Power-One, Inc.*	17,400	75,516
RadiSys Corp.*	2,781	16,769
RF Industries Ltd.	443	1,683
Richardson Electronics Ltd.	2,700	32,697
Rofin-Sinar Technologies, Inc.*	3,271	92,798
Rogers Corp.*	2,587	99,418
Sanmina-SCI Corp.*	11,553	126,852
ScanSource, Inc.*	3,037	114,100
SMTC Corp.*	2,189	6,326
SYNNEX Corp.*	4,797	173,556
Tech Data Corp.*	7,657	397,551
TTM Technologies, Inc.*	10,143	124,455
Viasystems Group, Inc.*	218	3,704
Vicon Industries, Inc.*	371	1,265
Vishay Intertechnology, Inc.*	16,907	207,618
Vishay Precision Group, Inc.*	744	11,725
Wayside Technology Group, Inc.	200	2,390
X-Rite, Inc.*	2,460	11,168
Zygo Corp.*	1,869	33,063

		4,084,154

Energy Equipment & Services 3.6%
Basic Energy Services, Inc.*	5,747	103,503
Bolt Technology Corp.	434	5,204
Bristow Group, Inc.	4,364	214,098
Cal Dive International, Inc.*	13,101	39,434
Dawson Geophysical Co.*	1,747	62,176
ENGlobal Corp.*	1,900	3,990
Exterran Holdings, Inc.*	10,217	94,814
Forbes Energy Services Ltd.*	500	2,835
Geokinetics, Inc.*(b)	1,107	2,601
Gulf Island Fabrication, Inc.	2,600	78,910
Gulfmark Offshore, Inc., Class A*	3,302	150,967
Helix Energy Solutions Group, Inc.*	18,987	312,336
Hercules Offshore, Inc.*	24,653	110,692
Hornbeck Offshore Services, Inc.*	4,811	157,271
Key Energy Services, Inc.*	4,200	60,816
Matrix Service Co.*	5,330	62,041
Mitcham Industries, Inc.*	1,303	28,614
Natural Gas Services Group, Inc.*	3,200	44,128
Newpark Resources, Inc.*	16,200	131,868
Parker Drilling Co.*	15,862	103,103
Patterson-UTI Energy, Inc.	15,079	284,541
PHI, Inc., Non-Voting Shares*	1,599	42,150
Pioneer Drilling Co.*	9,767	87,122
Rowan Cos., Inc.*	6,500	221,065
SEACOR Holdings, Inc.*	2,834	259,396
Tesco Corp.*	2,777	38,545
TETRA Technologies, Inc.*	9,126	85,237
TGC Industries, Inc.*	1,890	15,422
Tidewater, Inc.	5,680	305,868
Union Drilling, Inc.*	4,938	31,751
Unit Corp.*	5,615	254,079
Willbros Group, Inc.*	8,620	36,721

		3,431,298

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	2,693	109,201
Ingles Markets, Inc., Class A	2,372	41,344
Nash Finch Co.	1,529	44,662
Pantry, Inc. (The)*	4,128	49,701
Ruddick Corp.	1,800	72,612
Spartan Stores, Inc.	4,657	87,272
SUPERVALU, Inc.(b)	24,049	166,179
Susser Holdings Corp.*	3,733	89,032
United Natural Foods, Inc.*	300	13,215
Weis Markets, Inc.	2,429	102,674
Winn-Dixie Stores, Inc.*	10,073	95,190

		871,082

Food Products 2.5%
B&G Foods, Inc.	3,898	88,329
Cal-Maine Foods, Inc.(b)	2,864	108,717
Chiquita Brands International, Inc.*	8,873	77,994
Darling International, Inc.*	9,504	145,221
Diamond Foods, Inc.(b)	3,591	130,497
Dole Food Co., Inc.*(b)	6,889	66,134
Farmer Brothers Co.*(b)	1,801	17,974
Fresh Del Monte Produce, Inc.	7,141	174,812
Hain Celestial Group, Inc. (The)*	5,504	212,399
Imperial Sugar Co.	1,450	4,945
J&J Snack Foods Corp.	96	4,899
John B. Sanfilippo & Son, Inc.*	300	2,961
Omega Protein Corp.*	4,187	36,050
Pilgrim’s Pride Corp.*(b)	7,907	42,540
Ralcorp Holdings, Inc.*	1,203	105,202
Sanderson Farms, Inc.(b)	2,842	144,771
Seneca Foods Corp., Class A*	1,413	40,878
Smart Balance, Inc.*	12,808	67,882
Smithfield Foods, Inc.*	25,800	576,114
Snyders-Lance, Inc.	4,109	94,466
Tootsie Roll Industries, Inc.(b)	1,753	42,493
TreeHouse Foods, Inc.*	2,400	135,696

		2,320,974

Health Care Equipment & Supplies 2.4%
Accuray, Inc.*	2,931	16,560
Alere, Inc.*	8,834	213,341
Alphatec Holdings, Inc.*	2,787	4,905
Analogic Corp.	1,302	73,863
AngioDynamics, Inc.*	3,318	43,001
Anika Therapeutics, Inc.*	2,200	20,240
Cantel Medical Corp.	2,972	93,826
CONMED Corp.*	2,200	64,680
Cooper Cos., Inc. (The)	3,500	252,490
CryoLife, Inc.*	3,416	18,241
Cutera, Inc.*	2,161	16,834
Cynosure, Inc., Class A*	1,454	20,254
Digirad Corp.*	1,500	3,015
Exactech, Inc.*	71	1,174
Greatbatch, Inc.*	2,535	59,370
ICU Medical, Inc.*	854	39,685
Integra LifeSciences Holdings Corp.*	4,123	121,711
Invacare Corp.	5,401	92,249
IRIS International, Inc.*	904	8,850
Kensey Nash Corp.	560	12,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Medical Action Industries, Inc.*	1,600	$8,480
Merit Medical Systems, Inc.*	5,370	75,771
Misonix, Inc.*	600	1,116
Natus Medical, Inc.*	6,410	72,497
NuVasive, Inc.*	7,165	111,058
Orthofix International NV*	327	13,129
Palomar Medical Technologies, Inc.*	2,600	23,530
PhotoMedex, Inc.*	200	2,652
Rochester Medical Corp.*	1,042	7,763
RTI Biologics, Inc.*	10,402	35,887
Solta Medical, Inc.*	6,832	20,496
SurModics, Inc.*	2,558	36,886
Symmetry Medical, Inc.*	5,455	40,967
Synovis Life Technologies, Inc.*	165	4,615
Teleflex, Inc.	5,545	339,299
Theragenics Corp.*	3,000	5,040
TranS1, Inc.*	1,626	4,748
West Pharmaceutical Services, Inc.	2,592	104,924
Wright Medical Group, Inc.*	7,000	118,650
Young Innovations, Inc.	1,037	31,670

		2,236,465

Health Care Providers & Services 2.6%
Almost Family, Inc.*	1,742	32,819
Amedisys, Inc.*	6,585	69,142
American Dental Partners, Inc.*	1,795	34,051
AMN Healthcare Services, Inc.*	8,273	42,110
Amsurg Corp.*	4,593	118,270
Assisted Living Concepts, Inc., Class A	2,439	38,243
BioScrip, Inc.*	10,685	57,806
Capital Senior Living Corp.*	4,591	37,187
CardioNet, Inc.*	1,510	4,756
Centene Corp.*	500	22,600
Chindex International, Inc.*	2,600	23,556
Community Health Systems, Inc.*	10,775	201,492
Coventry Health Care, Inc.*	3,524	105,967
Cross Country Healthcare, Inc.*	2,500	15,425
Dynacq Healthcare, Inc.*	256	241
Ensign Group, Inc. (The)	1,137	30,142
ExamWorks Group, Inc.*	2,465	27,214
Five Star Quality Care, Inc.*	9,300	33,759
Gentiva Health Services, Inc.*	8,079	58,653
Hanger Orthopedic Group, Inc.*	5,565	109,018
Health Net, Inc.*	100	3,774
Healthways, Inc.*	4,019	30,384
Integramed America, Inc.*	1,000	9,050
Kindred Healthcare, Inc.*	8,188	100,467
LHC Group, Inc.*	4,529	67,120
LifePoint Hospitals, Inc.*	5,482	220,322
Magellan Health Services, Inc.*	2,143	104,621
MedCath Corp.*	2,115	15,334
Metropolitan Health Networks, Inc.*	366	2,935
Molina Healthcare, Inc.*	5,818	178,089
National HealthCare Corp.	900	39,897
Omnicare, Inc.	10,500	344,715
PDI, Inc.*	1,600	10,256
PharMerica Corp.*	3,660	45,933
Providence Service Corp. (The)*	683	10,306
Select Medical Holdings Corp.*	7,442	61,694
Skilled Healthcare Group, Inc., Class A*	2,519	15,467
Sun Healthcare Group, Inc.*	1,776	8,063
SunLink Health Systems, Inc.*	700	931
Triple-S Management Corp., Class B*	2,990	63,777
Universal American Corp.	8,136	89,415

		2,485,001

Health Care Technology 0.1%
Arrhythmia Research Technology, Inc.	200	724
MedAssets, Inc.*	8,062	85,135
Omnicell, Inc.*	2,700	41,796

		127,655

Hotels, Restaurants & Leisure 2.4%
Ambassadors Group, Inc.	201	906
Benihana, Inc.	1,515	16,559
Biglari Holdings, Inc.*	130	51,472
Bluegreen Corp.*	4,500	11,700
Bob Evans Farms, Inc.	4,181	147,715
Boyd Gaming Corp.*(b)	13,332	116,922
Churchill Downs, Inc.	1,471	82,302
DineEquity, Inc.*	2,973	141,277
Dover Downs Gaming & Entertainment, Inc.	300	735
Dover Motorsports, Inc.*	1,000	1,210
Full House Resorts, Inc.*	2,953	8,209
Gaming Partners International Corp.	100	633
Gaylord Entertainment Co.*(b)	5,841	163,840
Great Wolf Resorts, Inc.*	3,823	12,234
International Speedway Corp., Class A	3,463	89,311
Isle of Capri Casinos, Inc.*	5,413	27,498
J Alexander’s Corp.*	500	3,300
Lakes Entertainment, Inc.*	1,900	3,876
Life Time Fitness, Inc.*	528	25,946
Luby’s, Inc.*	3,296	17,205
Marcus Corp.	2,900	35,119
Monarch Casino & Resort, Inc.*	1,200	12,780
MTR Gaming Group, Inc.*	2,160	5,162
Multimedia Games Holding Co., Inc.*	2,201	16,618
Nathan’s Famous, Inc.*	188	3,937
O’Charleys, Inc.*	3,632	23,572
Orient-Express Hotels Ltd., Class A*	13,788	116,646
Penn National Gaming, Inc.*	3,173	129,903
Red Lion Hotels Corp.*	1,000	7,320
Red Robin Gourmet Burgers, Inc.*	2,700	82,917
Rick’s Cabaret International, Inc.*	1,800	18,612
Ruby Tuesday, Inc.*	10,400	78,104
Ruth’s Hospitality Group, Inc.*	2,400	14,856
Scientific Games Corp., Class A*	12,234	136,898
Speedway Motorsports, Inc.	4,798	76,912
Vail Resorts, Inc.	4,300	187,523
Wendy’s Co. (The)	55,201	258,893
WMS Industries, Inc.*	7,147	156,448

		2,285,070

Household Durables 2.5%
Acme United Corp.	200	2,000
Bassett Furniture Industries, Inc.	1,614	12,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
Beazer Homes USA, Inc.*(b)	20,841	$63,565
Blyth, Inc.	1,351	85,045
Cavco Industries, Inc.*	1,086	49,435
Cobra Electronics Corp.*	800	3,744
CSS Industries, Inc.	1,000	21,420
D.R. Horton, Inc.	3,845	53,522
Dixie Group, Inc. (The)*	700	2,506
Emerson Radio Corp.*	2,700	4,752
Ethan Allen Interiors, Inc.	2,478	58,481
Furniture Brands International, Inc.*	5,423	9,165
Helen of Troy Ltd.*	4,051	130,321
Hooker Furniture Corp.	1,188	14,315
Jarden Corp.	7,700	259,413
KB Home(b)	12,417	112,001
Kid Brands, Inc.*	1,900	6,517
La-Z-Boy, Inc.*	8,142	107,312
Lennar Corp., Class A	18,905	406,268
Lennar Corp., Class B	800	13,768
Lifetime Brands, Inc.	808	9,575
M.D.C. Holdings, Inc.	6,761	134,003
M/I Homes, Inc.*	5,757	65,342
Meritage Homes Corp.*	5,800	140,360
Mohawk Industries, Inc.*	4,151	253,875
Orleans Homebuilders, Inc.*(a)	1,500	0
PulteGroup, Inc.*	687	5,118
Ryland Group, Inc. (The)	7,900	143,780
Skyline Corp.	1,050	6,521
Stanley Furniture Co., Inc.*	1,620	5,686
Toll Brothers, Inc.*	7,359	160,500
Universal Electronics, Inc.*	897	16,595

		2,357,865

Household Products 0.2%
Central Garden and Pet Co., Class A*	4,223	39,950
Central Garden and Pet Co.*	2,100	18,354
Spectrum Brands Holdings, Inc.*	4,179	120,982

		179,286

Independent Power Producers & Energy Traders 0.3%
Dynegy, Inc.*	21,700	40,362
GenOn Energy, Inc.*	85,406	181,915
Ormat Technologies, Inc.(b)	2,888	46,930
Synthesis Energy Systems, Inc.*	519	799

		270,006

Industrial Conglomerates 0.1%
Standex International Corp.	1,550	62,140

Information Technology Services 1.2%
Acxiom Corp.*	8,100	111,132
CACI International, Inc., Class A*	3,177	186,458
CIBER, Inc.*	15,843	68,917
Convergys Corp.*	14,190	188,869
CoreLogic, Inc.*	12,354	175,427
CSG Systems International, Inc.*	1,971	32,068
Dynamics Research Corp.*	2,200	24,772
Edgewater Technology, Inc.*	400	1,376
Euronet Worldwide, Inc.*	4,935	90,607
Global Cash Access Holdings, Inc.*	2,381	12,619
Hackett Group, Inc. (The)*	6,420	24,878
Mantech International Corp., Class A	2,848	100,107
ModusLink Global Solutions, Inc.	4,527	25,895
NCI, Inc., Class A*	1,153	8,440
Online Resources Corp.*	2,881	7,750
StarTek, Inc.*	1,502	4,686
TeleTech Holdings, Inc.*	1,664	28,221
Virtusa Corp.*	2,177	34,810

		1,127,032

Insurance 7.4%
21st Century Holding Co.*	900	2,880
Affirmative Insurance Holdings, Inc.*	1,900	2,166
Alleghany Corp.*(b)	508	146,990
Allied World Assurance Co. Holdings AG	2,937	180,714
Alterra Capital Holdings Ltd.	5,340	129,068
American Equity Investment Life Holding Co.	6,500	74,945
American Financial Group, Inc.	7,285	267,141
American National Insurance Co.	739	53,836
American Safety Insurance Holdings Ltd.*	1,326	28,841
AMERISAFE, Inc.*	1,700	41,786
Arch Capital Group Ltd.*	2,400	86,520
Argo Group International Holdings Ltd.	2,400	69,144
Aspen Insurance Holdings Ltd.	5,685	150,994
Assurant, Inc.	11,838	468,785
Assured Guaranty Ltd.	18,265	283,290
Axis Capital Holdings Ltd.	5,280	162,518
Citizens, Inc.*	384	3,959
CNO Financial Group, Inc.*	45,012	302,481
Delphi Financial Group, Inc., Class A	3,246	144,479
Donegal Group, Inc., Class A	2,513	38,348
Eastern Insurance Holdings, Inc.	1,180	16,721
EMC Insurance Group, Inc.	300	6,771
Employers Holdings, Inc.	466	8,369
Endurance Specialty Holdings Ltd.	3,339	124,879
Enstar Group Ltd.*	978	97,340
Everest Re Group Ltd.	265	22,631
FBL Financial Group, Inc., Class A	2,316	80,458
Fidelity National Financial, Inc., Class A	2,150	39,109
First Acceptance Corp.*	3,404	3,915
First American Financial Corp.	17,600	260,832
Flagstone Reinsurance Holdings SA	3,309	28,888
Global Indemnity PLC*	1,601	32,164
Greenlight Capital Re Ltd., Class A*	312	8,009
Hallmark Financial Services*	2,184	15,113
Hanover Insurance Group, Inc. (The)	3,187	115,879
Harleysville Group, Inc.	934	52,790
HCC Insurance Holdings, Inc.	6,900	191,544
Hilltop Holdings, Inc.*	7,080	61,100
Horace Mann Educators Corp.	4,553	71,209
Independence Holding Co.	1,900	18,069
Kemper Corp.	9,341	278,082
Maiden Holdings Ltd.	1,232	11,482
MBIA, Inc.*(b)	15,000	184,800
Meadowbrook Insurance Group, Inc.	3,845	38,335
Mercury General Corp.	2,400	104,880
Montpelier Re Holdings Ltd.	6,171	107,190
National Financial Partners Corp.*	7,390	113,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Navigators Group, Inc. (The)*	1,000	$47,780
Old Republic International Corp.	18,975	187,473
OneBeacon Insurance Group Ltd., Class A	1,800	28,584
Phoenix Cos., Inc. (The)*	18,399	37,902
Platinum Underwriters Holdings Ltd.	1,605	54,971
Presidential Life Corp.	2,000	22,300
ProAssurance Corp.	2,500	204,075
Protective Life Corp.	13,511	337,910
Reinsurance Group of America, Inc.	4,500	245,205
RenaissanceRe Holdings Ltd.	400	29,244
RLI Corp.	1	71
Safety Insurance Group, Inc.	1,100	46,101
SeaBright Holdings, Inc.	2,400	19,248
Selective Insurance Group, Inc.	2,440	43,871
StanCorp Financial Group, Inc.	3,193	123,441
State Auto Financial Corp.	2,997	37,522
Stewart Information Services Corp.	2,493	34,029
Symetra Financial Corp.	5,708	52,628
Tower Group, Inc.	2,324	50,175
Transatlantic Holdings, Inc.	4,064	225,349
United Fire & Casualty Co.	2,100	41,223
Universal Insurance Holdings, Inc.	5,088	20,403
Validus Holdings Ltd.	2,859	91,688
White Mountains Insurance Group Ltd.	527	237,803

		6,952,246

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A*	5,300	15,264
dELiA*s, Inc.*	1,700	1,819
Gaiam, Inc., Class A*	605	2,166
Hollywood Media Corp.*	1,736	2,153
Orbitz Worldwide, Inc.*	3,100	11,346
Shutterfly, Inc.*	1,800	42,696
ValueVision Media, Inc., Class A*	3,113	4,918

		80,362

Internet Software & Services 1.6%
AOL, Inc.*	11,184	181,293
DealerTrack Holdings, Inc.*	700	19,131
Digital River, Inc.*	6,207	99,374
EarthLink, Inc.	15,278	110,154
IAC/InterActiveCorp	7,100	305,797
InfoSpace, Inc.*	7,005	86,232
Internap Network Services Corp.*	4,650	31,201
IntraLinks Holdings, Inc.*	6,459	44,244
Keynote Systems, Inc.	3,401	66,558
KIT Digital, Inc.*(b)	8,981	97,264
Limelight Networks, Inc.*	7,000	22,820
LookSmart Ltd.*	1,300	1,781
Marchex, Inc., Class B	7,300	32,996
Market Leader, Inc.*	2,095	5,573
Monster Worldwide, Inc.*	12,558	90,418
Perficient, Inc.*	3,042	33,857
QuinStreet, Inc.*(b)	3,027	29,120
RealNetworks, Inc.	3,837	39,176
Soundbite Communications, Inc.*	1,400	3,906
Support.com, Inc.*	1,844	4,757
TechTarget, Inc.*	4,156	28,884
TheStreet, Inc.	4,044	7,724
United Online, Inc.	15,302	86,915
Web.com Group, Inc.*	2,387	30,554
XO Group, Inc.*	7,450	61,388

		1,521,117

Leisure Equipment & Products 0.3%
Aldila, Inc.*	200	520
Arctic Cat, Inc.*	2,833	84,537
Callaway Golf Co.	12,482	83,629
Cybex International, Inc.*	1,400	868
Escalade, Inc.	100	473
JAKKS Pacific, Inc.	900	13,752
Leapfrog Enterprises, Inc.*	6,569	38,034
Nautilus, Inc.*	2,800	6,776
Smith & Wesson Holding Corp.*	1,940	9,972
Steinway Musical Instruments, Inc.*	1,800	44,910

		283,471

Life Sciences Tools & Services 0.5%
Affymetrix, Inc.*	15,261	73,405
Albany Molecular Research, Inc.*	1,100	3,366
BioClinica, Inc.*	100	523
Cambrex Corp.*	7,914	62,204
Complete Genomics, Inc.*(b)	3,300	9,768
Enzo Biochem, Inc.*(b)	940	2,397
eResearchTechnology, Inc.*	3,488	19,324
Furiex Pharmaceuticals, Inc.*	202	3,202
Harvard Bioscience, Inc.*	4,033	16,374
MEDTOX Scientific, Inc.*	600	10,200
Pacific Biosciences of California, Inc.*(b)	1,910	8,557
PAREXEL International Corp.*	500	12,050
PerkinElmer, Inc.	11,328	271,645

		493,015

Machinery 3.7%
Accuride Corp.*	4,112	30,799
Actuant Corp., Class A	7,930	201,025
Adept Technology, Inc.*	1,531	3,904
Alamo Group, Inc.	1,660	48,306
Albany International Corp., Class A	4,300	103,286
American Railcar Industries, Inc.*	3,556	92,812
Ampco-Pittsburgh Corp.	256	5,491
Astec Industries, Inc.*	1,700	57,494
Barnes Group, Inc.	9,800	247,842
Briggs & Stratton Corp.	6,852	106,960
Cascade Corp.	1,257	71,423
Chart Industries, Inc.*	476	26,542
CIRCOR International, Inc.	1,831	69,413
Columbus Mckinnon Corp.*	1,996	31,836
Douglas Dynamics, Inc.	3,542	48,207
Dynamic Materials Corp.	3,442	76,068
Energy Recovery, Inc.*(b)	2,906	7,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
EnPro Industries, Inc.*	2,264	$79,942
ESCO Technologies, Inc.	2,703	81,279
Federal Signal Corp.*	15,450	65,353
Flanders Corp.*	1,800	5,544
Flow International Corp.*	4,235	15,966
FreightCar America, Inc.*	1,920	41,683
Gencor Industries, Inc.*	499	3,578
Graham Corp.	112	2,444
Greenbrier Cos., Inc. (The)*	4,515	100,459
Hardinge, Inc.	2,100	22,323
Harsco Corp.	8,499	188,933
Hurco Cos., Inc.*	943	22,226
Kadant, Inc.*	600	14,556
Kaydon Corp.	2,520	85,982
Key Technology, Inc.*	300	3,735
LB Foster Co., Class A	949	28,328
Lydall, Inc.*	1,200	11,304
Manitowoc Co., Inc. (The)	6,700	90,048
Met-Pro Corp.	1,787	18,746
MFRI, Inc.*	700	5,166
Miller Industries, Inc.	2,623	42,781
Mueller Industries, Inc.	4,000	176,840
Mueller Water Products, Inc., Class A	11,498	31,504
NACCO Industries, Inc., Class A	901	92,082
NN, Inc.*	200	1,562
Oshkosh Corp.*	2,700	65,556
Tecumseh Products Co., Class A*	2,427	12,184
Terex Corp.*	13,044	258,271
Timken Co.	202	9,864
Titan International, Inc.	370	8,932
Trinity Industries, Inc.	15,928	501,095
Watts Water Technologies, Inc., Class A	3,728	143,714

		3,460,566

Marine 0.5%
Alexander & Baldwin, Inc.	7,464	353,047
Baltic Trading Ltd.	904	3,824
Eagle Bulk Shipping, Inc.*(b)	5,800	8,236
Excel Maritime Carriers Ltd.*(b)	8,424	12,383
Genco Shipping & Trading Ltd.*(b)	9,151	64,057
Horizon Lines, Inc., Class A*	136	347
International Shipholding Corp.	300	6,825

		448,719

Media 3.4%
AH Belo Corp., Class A	2,089	12,409
Ballantyne Strong, Inc.*	925	3,922
Belo Corp., Class A	15,800	117,394
Central European Media Enterprises Ltd., Class A*	6,938	48,497
Cinemark Holdings, Inc.	5,400	106,488
Clear Channel Outdoor Holdings, Inc., Class A*	1,785	21,598
CTC Media, Inc.	7,516	75,310
Cumulus Media, Inc., Class A*	4,800	16,896
Dex One Corp.*	21,232	35,670
Digital Generation, Inc.*	4,330	60,187
DreamWorks Animation SKG, Inc., Class A*(b)	8,642	153,395
E.W. Scripps Co. (The), Class A*	6,913	58,553
Entercom Communications Corp., Class A*	7,800	60,216
Fisher Communications, Inc.*	400	12,036
Gannett Co., Inc.	41,900	593,723
Gray Television, Inc.*	9,200	18,860
Harte-Hanks, Inc.	5,062	48,848
Journal Communications, Inc., Class A*	4,436	22,801
Lee Enterprises, Inc.*(b)	3,800	5,054
Liberty Media Corp. - Liberty Capital, Series A*	5,724	471,715
Live Nation Entertainment, Inc.*	21,286	218,820
Madison Square Garden Co. (The), Class A*	5,753	165,053
Martha Stewart Living Omnimedia, Class A	1,415	6,226
McClatchy Co. (The), Class A*	10,314	24,238
Media General, Inc., Class A*(b)	4,890	19,658
Meredith Corp.(b)	4,904	154,427
New Frontier Media, Inc.*	1,900	2,071
New York Times Co. (The), Class A*	10,826	80,654
Orchard Enterprises, Inc. (The), ADR-US*(a)	200	0
Outdoor Channel Holdings, Inc.	3,654	25,761
Radio One, Inc., Class D*(b)	7,300	7,446
Saga Communications, Inc., Class A*	400	16,500
Salem Communications Corp., Class A*	2,100	5,754
Scholastic Corp.	200	5,902
Valassis Communications, Inc.*	6,153	139,981
Washington Post Co. (The), Class B(b)	900	340,839

		3,156,902

Metals & Mining 3.3%
AK Steel Holding Corp.(b)	5,600	52,864
AM Castle & Co.*	5,000	51,850
Century Aluminum Co.*	12,554	125,917
Coeur d'Alene Mines Corp.*	21,453	593,390
Commercial Metals Co.	9,200	131,928
Friedman Industries, Inc.	808	8,460
Globe Specialty Metals, Inc.	3,800	51,984
Golden Minerals Co.*(b)	2,700	26,190
Haynes International, Inc.	400	24,304
Hecla Mining Co.	31,841	167,484
Horsehead Holding Corp.*	7,139	77,672
Kaiser Aluminum Corp.	2,963	146,313
Materion Corp.*	3,234	95,112
McEwen Mining, Inc.*(b)	6,900	40,020
Metals USA Holdings Corp.*	1,230	16,445
Noranda Aluminum Holding Corp.	8,038	84,319
Olympic Steel, Inc.	2,883	74,353
Reliance Steel & Aluminum Co.	3,171	168,697
RTI International Metals, Inc.*	5,400	135,918
Schnitzer Steel Industries, Inc., Class A	3,518	153,490
Steel Dynamics, Inc.	31,400	500,830
Stillwater Mining Co.*	5,800	74,704
SunCoke Energy, Inc.*(b)	4,252	57,104
Synalloy Corp.	400	4,304
Universal Stainless & Alloy*	1,362	54,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Worthington Industries, Inc.	8,522	$156,890

		3,074,654

Multiline Retail 1.0%
Dillard’s, Inc., Class A	9,100	402,675
Fred’s, Inc., Class A	6,431	94,857
Saks, Inc.*(b)	18,639	186,017
Sears Holdings Corp.*(b)	5,600	236,040

		919,589

Oil, Gas & Consumable Fuels 5.5%
Alon USA Energy, Inc.	7,307	70,586
Approach Resources, Inc.*	3,447	121,093
Arch Coal, Inc.	6,892	99,452
Berry Petroleum Co., Class A	1,600	72,016
Bill Barrett Corp.*	5,491	151,661
BioFuel Energy Corp.*	8,452	5,155
BPZ Resources, Inc.*(b)	24,002	78,247
Callon Petroleum Co.*	5,830	34,980
Clayton Williams Energy, Inc.*	1,305	106,214
Cloud Peak Energy, Inc.*	7,670	145,346
Comstock Resources, Inc.*	6,550	78,862
Contango Oil & Gas Co.*	1,507	93,856
Crimson Exploration, Inc.*	5,318	15,688
Crosstex Energy, Inc.	4,500	56,520
CVR Energy, Inc.*	15,772	393,354
Delek US Holdings, Inc.	7,330	92,285
DHT Holdings, Inc.(b)	5,005	5,305
Double Eagle Petroleum Co.*	3,400	22,542
Endeavour International Corp.*(b)	7,669	81,138
Energy Partners Ltd.*	6,261	100,051
EXCO Resources, Inc.	5,839	45,895
Forest Oil Corp.*	13,213	171,769
Gastar Exploration Ltd.*	1,100	3,300
GeoMet, Inc.*	3,500	2,523
GeoResources, Inc.*	3,936	120,481
Green Plains Renewable Energy, Inc.*(b)	7,109	80,687
Harvest Natural Resources, Inc.*	9,048	62,250
HKN, Inc.*	1,848	4,638
James River Coal Co.*(b)	8,394	52,798
Lucas Energy, Inc.*(b)	2,800	6,636
Magnum Hunter Resources Corp.*(b)	18,361	108,146
Overseas Shipholding Group, Inc.(b)	3,400	43,214
Patriot Coal Corp.*	12,797	97,257
Penn Virginia Corp.	11,773	54,509
Petroleum Development Corp.*	3,393	105,624
PetroQuest Energy, Inc.*(b)	8,830	56,689
Plains Exploration & Production Co.*	1,548	58,391
Quicksilver Resources, Inc.*(b)	20,930	104,859
Rex Energy Corp.*	6,400	60,544
SemGroup Corp., Class A*	537	14,214
Ship Finance International Ltd.(b)	8,423	94,590
Stone Energy Corp.*	5,898	165,439
Sunoco, Inc.	8,016	307,494
Swift Energy Co.*	7,500	248,625
Teekay Corp.	8,140	223,199
Tesoro Corp.*	22,600	565,678
Triangle Petroleum Corp.*	9,421	64,440
USEC, Inc.*(b)	11,824	22,584
VAALCO Energy, Inc.*	11,954	74,354
Warren Resources, Inc.*	12,071	42,973
Western Refining, Inc.	16,300	269,439

		5,157,590

Paper & Forest Products 1.7%
AbitibiBowater, Inc.*(b)	4,426	64,133
Buckeye Technologies, Inc.	6,900	231,357
Clearwater Paper Corp.*	2,700	98,604
Domtar Corp.	8,334	719,891
KapStone Paper and Packaging Corp.*	5,577	97,374
Louisiana-Pacific Corp.*	17,221	146,723
MeadWestvaco Corp.	644	18,959
Mercer International, Inc.*	9,400	76,892
Neenah Paper, Inc.	2,214	52,627
P.H. Glatfelter Co.	3,742	55,307
Wausau Paper Corp.	4,638	40,072

		1,601,939

Personal Products 0.2%
CCA Industries, Inc.	500	2,495
Elizabeth Arden, Inc.*	1,600	57,552
Inter Parfums, Inc.	826	13,794
Mannatech, Inc.*(b)	180	774
Nutraceutical International Corp.*	1,568	20,149
Parlux Fragrances, Inc.*	1,100	5,775
Physicians Formula Holdings, Inc.*	1,500	4,530
Prestige Brands Holdings, Inc.*	8,368	107,445

		212,514

Pharmaceuticals 0.5%
Cumberland Pharmaceuticals, Inc.*(b)	2,769	16,863
Hi-Tech Pharmacal Co., Inc.*	600	23,388
K-V Pharmaceutical Co., Class A*(b)	3,700	7,622
Lannett Co., Inc.*	2,684	13,635
Medicis Pharmaceutical Corp., Class A	389	12,872
Par Pharmaceutical Cos., Inc.*	2,200	79,442
Transcept Pharmaceuticals, Inc.*(b)	900	7,218
ViroPharma, Inc.*	8,500	253,215
XenoPort, Inc.*	5,500	23,045

		437,300

Professional Services 1.1%
Barrett Business Services, Inc.	1,500	28,875
CBIZ, Inc.*	6,918	43,376
CDI Corp.	2,204	32,994
CRA International, Inc.*	1,679	36,283
Dolan Co. (The)*	2,303	21,717
Franklin Covey Co.*	1,900	16,720
FTI Consulting, Inc.*	2,001	85,683
GP Strategies Corp.*	4,123	60,608
Heidrick & Struggles International, Inc.	2,358	51,829
Hill International, Inc.*	3,078	18,314
Hudson Highland Group, Inc.*	4,050	21,667
Huron Consulting Group, Inc.*	1,172	43,926
ICF International, Inc.*	2,430	68,866
Kelly Services, Inc., Class A	5,835	94,294
Korn/Ferry International*	4,552	74,789
Manpower, Inc.	2,660	106,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
National Technical Systems, Inc.*	400	$2,076
Navigant Consulting, Inc.*	4,816	61,693
On Assignment, Inc.*	6,903	77,383
RCM Technologies, Inc.*	400	2,176
Resources Connection, Inc.	6,959	86,431
TrueBlue, Inc.*	900	14,859
Volt Information Sciences, Inc.*(b)	1,900	13,471
VSE Corp.	699	18,321

		1,083,044

Real Estate Management & Development 0.5%
Avatar Holdings, Inc.*	2,103	20,546
Consolidated-Tomoka Land Co.	504	14,414
Forest City Enterprises, Inc., Class A*	3,569	46,861
Forestar Group, Inc.*	5,699	90,728
Howard Hughes Corp. (The)*	2,364	122,503
St. Joe Co. (The)*(b)	7,885	125,923
Thomas Properties Group, Inc.	2,532	8,128
ZipRealty, Inc.*	1,900	2,071

		431,174

Road & Rail 1.4%
Amerco, Inc.	800	77,376
Arkansas Best Corp.	4,148	75,162
Avis Budget Group, Inc.*	18,562	266,365
Celadon Group, Inc.	3,854	57,617
Con-way, Inc.	6,600	209,484
Covenant Transportation Group, Inc., Class A*	200	660
Frozen Food Express Industries*	800	1,080
Marten Transport Ltd.	3,109	67,932
PAM Transportation Services, Inc.*	1,172	12,540
RailAmerica, Inc.*	7,565	113,021
Roadrunner Transportation Systems, Inc.*	809	12,167
Ryder System, Inc.	6,066	341,395
Saia, Inc.*	2,319	34,924
Universal Truckload Services, Inc.	39	693
USA Truck, Inc.*	1,450	13,674
Werner Enterprises, Inc.	553	14,450

		1,298,540

Semiconductors & Semiconductor Equipment 4.6%
Advanced Energy Industries, Inc.*	7,773	82,705
Alpha & Omega Semiconductor Ltd.*	1,600	14,848
Amkor Technology, Inc.*(b)	7,481	42,866
Amtech Systems, Inc.*	3,315	33,780
Anadigics, Inc.*	5,600	15,400
Applied Micro Circuits Corp.*	5,240	41,029
ATMI, Inc.*	4,689	109,629
AuthenTec, Inc.*	2,435	8,474
Axcelis Technologies, Inc.*	12,700	22,860
AXT, Inc.*	3,700	18,944
Brooks Automation, Inc.	3,259	34,936
BTU International, Inc.*	900	2,835
Cabot Microelectronics Corp.*	2,495	125,798
Cascade Microtech, Inc.*	1,000	3,430
Cohu, Inc.	3,875	50,879
Cree, Inc.*	10,743	273,194
CSR PLC, ADR-UK*	795	11,418
CyberOptics Corp.*	400	3,488
Cymer, Inc.*	858	42,720
Diodes, Inc.*	5,196	133,953
DSP Group, Inc.*	3,913	22,421
Energy Conversion Devices, Inc.*(b)	4,881	4,930
Entropic Communications, Inc.*(b)	10,827	63,230
Exar Corp.*	6,231	41,623
Fairchild Semiconductor International, Inc.*	14,656	204,891
FormFactor, Inc.*	12,293	63,309
FSI International, Inc.*	11,515	48,939
GigOptix, Inc.*	726	1,227
GSI Technology, Inc.*	2,500	12,400
Ikanos Communications, Inc.*	4,200	3,696
Integrated Device Technology, Inc.*	19,723	125,044
Integrated Silicon Solution, Inc.*	5,695	55,640
International Rectifier Corp.*	8,348	190,334
Intersil Corp., Class A	20,183	227,261
IXYS Corp.*	3,484	47,800
Kopin Corp.*	12,921	50,133
Kulicke & Soffa Industries, Inc.*	10,291	111,246
Lattice Semiconductor Corp.*	6,048	41,126
LTX-Credence Corp.*	3,197	21,324
Mattson Technology, Inc.*	2,800	6,356
MaxLinear, Inc., Class A*	2,800	16,716
MEMC Electronic Materials, Inc.*	31,047	141,885
Microsemi Corp.*	7,409	146,550
MKS Instruments, Inc.	6,269	189,010
Monolithic Power Systems, Inc.*	2,400	39,336
MoSys, Inc.*	463	1,935
Nanometrics, Inc.*	2,920	59,130
OmniVision Technologies, Inc.*	8,743	116,369
PDF Solutions, Inc.*	512	3,272
Pericom Semiconductor Corp.*	3,831	30,648
Photronics, Inc.*	8,448	57,953
PLX Technology, Inc.*	4,194	13,169
PMC-Sierra, Inc.*	27,482	178,633
Rambus, Inc.*	5,600	40,824
Rubicon Technology, Inc.*(b)	5,791	62,717
Rudolph Technologies, Inc.*	6,846	70,035
Sigma Designs, Inc.*	7,261	43,784
Silicon Image, Inc.*	6,840	33,242
Spansion, Inc., Class A*	3,400	34,102
Standard Microsystems Corp.*	3,963	102,087
STR Holdings, Inc.*	4,000	42,760
SunPower Corp.*	11,165	76,480
Supertex, Inc.*	752	13,897
Tessera Technologies, Inc.*	6,907	136,759
TriQuint Semiconductor, Inc.*	22,600	135,374
Ultra Clean Holdings, Inc.*	1,100	8,085
Ultratech, Inc.*	891	26,062
Veeco Instruments, Inc.*(b)	5,633	137,502

		4,374,432

Software 1.1%
Accelrys, Inc.*	4,248	31,817
AsiaInfo-Linkage, Inc.*(b)	4,900	57,477
BSQUARE Corp.*	500	1,985
EPIQ Systems, Inc.	6,249	76,175
ePlus, Inc.*	892	25,440
Fair Isaac Corp.	286	10,365
JDA Software Group, Inc.*	5,293	155,985
Mentor Graphics Corp.*	12,086	167,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Pervasive Software, Inc.*	500	$2,880
Progress Software Corp.*	7,860	183,374
Quest Software, Inc.*	6,359	129,406
Rosetta Stone, Inc.*	1,877	14,640
S1 Corp.*	1,100	10,736
Seachange International, Inc.*	4,820	34,607
Smith Micro Software, Inc.*	2,700	4,914
SRS Labs, Inc.*	100	692
SS&C Technologies Holdings, Inc.*	3,019	56,667
Take-Two Interactive Software, Inc.*	1,400	21,840
TeleCommunication Systems, Inc., Class A*	9,644	22,567
TeleNav, Inc.*	1,900	14,117
THQ, Inc.*(b)	7,500	5,024

		1,028,341

Specialty Retail 4.9%
Aaron’s, Inc.	1,726	45,929
America’s Car-Mart, Inc.*	2,088	79,219
Asbury Automotive Group, Inc.*	5,549	127,128
Ascena Retail Group, Inc.*	1,300	45,981
Barnes & Noble, Inc.*(b)	8,868	107,037
Bebe Stores, Inc.	13,800	120,888
Big 5 Sporting Goods Corp.	1,914	15,197
Books-A-Million, Inc.(b)	1,900	4,617
Brown Shoe Co., Inc.	8,563	80,920
Build-A-Bear Workshop, Inc.*	4,000	32,680
Cabela’s, Inc.*	12,400	323,392
Cache, Inc.*	1,656	10,781
Casual Male Retail Group, Inc.*	4,300	13,588
Cato Corp. (The), Class A	2,552	68,419
Charming Shoppes, Inc.*	19,050	94,488
Christopher & Banks Corp.	6,160	12,751
Citi Trends, Inc.*	1,021	9,209
Coldwater Creek, Inc.*	3,400	2,992
Collective Brands, Inc.*	8,385	139,694
Conn’s, Inc.*	6,106	70,830
Cost Plus, Inc.*	8	108
Finish Line, Inc. (The), Class A	4,700	99,405
Foot Locker, Inc.	8,700	228,288
GameStop Corp., Class A*(b)	35,622	832,130
Genesco, Inc.*	1,600	97,712
Golfsmith International Holdings, Inc.*	700	2,569
Group 1 Automotive, Inc.	2,600	138,684
Haverty Furniture Cos., Inc.	3,779	47,162
hhgregg, Inc.*(b)	6,217	63,289
HOT Topic, Inc.	9,435	69,064
Lithia Motors, Inc., Class A	4,124	91,594
MarineMax, Inc.*	4,400	36,168
Men’s Wearhouse, Inc. (The)	5,805	200,214
New York & Co., Inc.*	3,308	9,229
Office Depot, Inc.*	43,701	119,304
OfficeMax, Inc.*	15,580	86,157
Pacific Sunwear of California, Inc.*	7,300	13,140
Penske Automotive Group, Inc.	10,729	240,115
PEP Boys-Manny, Moe & Jack (The)	8,800	132,000
RadioShack Corp.	13,079	93,907
Rent-A-Center, Inc.	4,000	135,280
Shoe Carnival, Inc.*	3,092	78,197
Sonic Automotive, Inc., Class A(b)	6,281	97,921
Stage Stores, Inc.	2,400	36,912
Stein Mart, Inc.*	8,627	62,546
Systemax, Inc.*	2,071	36,470
Tandy Leather Factory, Inc.*	200	984
Trans World Entertainment Corp.*	2,150	5,311
West Marine, Inc.*	2,880	34,906
Wet Seal, Inc. (The), Class A*	20,511	71,788
Zale Corp.*	13,921	39,675

		4,605,969

Textiles, Apparel & Luxury Goods 1.1%
Charles & Colvard Ltd.*	708	2,174
Columbia Sportswear Co.(b)	4,244	194,587
Culp, Inc.*	638	5,812
Delta Apparel, Inc.*	158	2,417
G-III Apparel Group Ltd.*	3,729	85,133
Heelys, Inc.*	2,200	4,004
Iconix Brand Group, Inc.*	10,755	198,000
Jones Group, Inc. (The)	11,522	105,196
Kenneth Cole Productions, Inc., Class A*	1,245	15,301
K-Swiss, Inc., Class A*(b)	4,300	14,534
Lacrosse Footwear, Inc.	132	1,661
Lakeland Industries, Inc.*	200	1,884
Maidenform Brands, Inc.*	2,300	46,000
Movado Group, Inc.	4,906	90,320
Perry Ellis International, Inc.*	1,600	24,864
PVH Corp.	96	7,410
Quiksilver, Inc.*	25,943	115,706
RG Barry Corp.	700	8,568
Rocky Brands, Inc.*	891	9,890
Skechers U.S.A., Inc., Class A*	6,957	84,597
Superior Uniform Group, Inc.	300	3,735
Tandy Brands Accessories, Inc.*	500	520
Unifi, Inc.*	2,036	19,810

		1,042,123

Thrifts & Mortgage Finance 1.9%
Astoria Financial Corp.	13,915	115,912
Atlantic Coast Financial Corp.*	235	566
Bank Mutual Corp.	1,300	5,213
BankAtlantic Bancorp, Inc., Class A*	1,778	5,601
BankFinancial Corp.	2,579	14,288
Beneficial Mutual Bancorp, Inc.*	6,413	56,755
Berkshire Hills Bancorp, Inc.	2,893	65,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
BofI Holding, Inc.*	1,029	$17,195
Brookline Bancorp, Inc.	4,694	43,513
Cape Bancorp, Inc.*	600	5,082
Capitol Federal Financial, Inc.	622	7,184
Dime Community Bancshares, Inc.	2,955	40,720
Doral Financial Corp.*	6,100	7,930
ESSA Bancorp, Inc.	1,800	18,126
Federal Agricultural Mortgage Corp., Class C	1,400	27,160
First Defiance Financial Corp.	810	12,539
First Financial Holdings, Inc.	1,498	14,545
First Financial Northwest, Inc.*(b)	2,600	16,926
First PacTrust Bancorp, Inc.(b)	875	10,605
First Place Financial Corp.*	367	213
Flushing Financial Corp.	3,095	40,575
Fox Chase Bancorp, Inc.	641	8,102
Home Bancorp, Inc.*	983	15,689
Home Federal Bancorp, Inc.	2,100	21,651
HopFed Bancorp, Inc.	312	2,434
Hudson City Bancorp, Inc.	14,100	94,893
Kaiser Federal Financial Group, Inc.	175	2,315
Louisiana Bancorp, Inc.*	600	9,300
Meridian Interstate Bancorp, Inc.*	203	2,623
MGIC Investment Corp.*	13,300	50,407
Northeast Community Bancorp, Inc.	300	2,058
Northfield Bancorp, Inc.(b)	346	5,086
Northwest Bancshares, Inc.	8,802	108,441
OceanFirst Financial Corp.	2,156	29,214
Ocwen Financial Corp.*	10,600	152,534
Oritani Financial Corp.	888	11,517
People’s United Financial, Inc.	25,916	319,544
Provident Financial Holdings, Inc.	1,200	11,292
Provident Financial Services, Inc.	7,000	96,880
Provident New York Bancorp	1,147	9,474
Radian Group, Inc.(b)	9,800	26,950
Riverview Bancorp, Inc.*	670	1,380
Rockville Financial, Inc.	1,119	12,175
SI Financial Group, Inc.	1,087	11,283
Territorial Bancorp, Inc.	543	11,229
Tree.com, Inc.*	1,200	7,044
United Community Financial Corp.*	763	946
United Financial Bancorp, Inc.	1,908	30,795
ViewPoint Financial Group	3,119	42,387
Washington Federal, Inc.	9,910	156,182
Waterstone Financial, Inc.*	1,700	4,165
Westfield Financial, Inc.	3,232	25,824

		1,809,902

Tobacco 0.2%
Alliance One International, Inc.*	19,062	55,471
Universal Corp.	3,166	142,090

		197,561

Trading Companies & Distributors 1.6%
Aceto Corp.	4,030	29,580
Aircastle Ltd.	3,600	50,760
Applied Industrial Technologies, Inc.	1,400	54,012
Beacon Roofing Supply, Inc.*	5,715	130,645
CAI International, Inc.*	1,964	34,213
Empire Resources, Inc.	300	813
GATX Corp.	10,900	468,046
H&E Equipment Services, Inc.*	6,083	103,350
Interline Brands, Inc.*	5,318	90,459
Kaman Corp.	851	26,526
Rush Enterprises, Inc., Class A*	2,745	63,162
SeaCube Container Leasing Ltd.	1,018	15,718
TAL International Group, Inc.(b)	6,000	199,860
Titan Machinery, Inc.*	3,579	88,544
WESCO International, Inc.*	1,700	106,896
Willis Lease Finance Corp.*	606	8,230

		1,470,814

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	1,267	9,870
SJW Corp.	1,029	24,377

		34,247

Wireless Telecommunication Services 0.9%
FiberTower Corp.*(b)	2,283	520
Leap Wireless International, Inc.*(b)	11,649	99,715
MetroPCS Communications, Inc.*	16,950	149,838
NII Holdings, Inc.*	8,451	169,950
NTELOS Holdings Corp.	3,700	84,471
Shenandoah Telecommunications Co.	1,185	11,696
Telephone & Data Systems, Inc.	7,036	185,047
United States Cellular Corp.*	2,008	92,107
USA Mobility, Inc.	2,814	39,818

		833,162

Total Common Stocks (cost $91,996,966)		93,744,289

Right 0.0%†

	Number of Rights	Market Value
Food Products 0.0%†
Pilgrim’s Pride Corp., expiring 02/17/12*(a)(b)	7,907	$1,442

Total Right (cost $–)		1,442

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (c)	402,630	402,630

Total Mutual Fund (cost $402,630)		402,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Repurchase Agreement 6.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.22%, dated 01/31/12, due 02/01/12, repurchase price $5,886,291, collateralized by U.S. Government Treasury Securities ranging from 1.25% - 3.13%, maturing 01/31/19 - 05/15/21; total market value $6,004,031. (d)	$5,886,255	$5,886,255

Total Repurchase Agreement (cost $5,886,255)		5,886,255

Total Investments (cost $98,285,851) (e) — 106.3%		100,034,616
Liabilities in excess of other assets — (6.3%)		(5,894,416)

NET ASSETS — 100.0%		$94,140,200

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	The security or a portion of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $5,595,436.
(c)	Represents 7-day effective yield as of January 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2012 was $5,886,255.
(e)	At January 31, 2012, the tax basis cost of the Fund’s investments was $98,286,220, tax unrealized appreciation and depreciation were $10,202,126 and $(8,453,730), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
UK	United Kingdom
US	United States

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,461,488	$1,260	$—	$1,462,748
Air Freight & Logistics	396,727	—	—	396,727
Airlines	523,417	—	—	523,417
Auto Components	705,048	—	—	705,048
Automobiles	202,540	—	—	202,540
Beverages	336,125	—	—	336,125
Biotechnology	302,264	—	—	302,264
Building Products	700,531	—	—	700,531
Capital Markets	1,281,586	—	—	1,281,586
Chemicals	3,186,788	—	—	3,186,788
Commercial Banks	6,585,215	—	—	6,585,215
Commercial Services & Supplies	1,955,574	—	—	1,955,574
Communications Equipment	2,151,171	—	—	2,151,171
Computers & Peripherals	530,719	—	—	530,719
Construction & Engineering	1,825,300	—	—	1,825,300
Construction Materials	143,392	—	—	143,392
Consumer Finance	350,810	—	—	350,810
Containers & Packaging	446,878	—	—	446,878
Distributors	126,072	—	—	126,072
Diversified Consumer Services	686,913	—	—	686,913
Diversified Financial Services	560,423	—	—	560,423
Diversified Telecommunication Services	298,176	—	—	298,176
Electrical Equipment	1,138,551	—	—	1,138,551
Electronic Equipment, Instruments & Components	4,084,154	—	—	4,084,154
Energy Equipment & Services	3,431,298	—	—	3,431,298
Food & Staples Retailing	871,082	—	—	871,082
Food Products	2,320,974	—	—	2,320,974
Health Care Equipment & Supplies	2,236,465	—	—	2,236,465
Health Care Providers & Services	2,485,001	—	—	2,485,001
Health Care Technology	127,655	—	—	127,655
Hotels, Restaurants & Leisure	2,285,070	—	—	2,285,070
Household Durables	2,357,865	—	—	2,357,865
Household Products	179,286	—	—	179,286
Independent Power Producers & Energy Traders	270,006	—	—	270,006
Industrial Conglomerates	62,140	—	—	62,140
Information Technology Services	1,127,032	—	—	1,127,032
Insurance	6,952,246	—	—	6,952,246
Internet & Catalog Retail	80,362	—	—	80,362
Internet Software & Services	1,521,117	—	—	1,521,117
Leisure Equipment & Products	283,471	—	—	283,471
Life Sciences Tools & Services	493,015	—	—	493,015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$3,460,566	$—	$—	$3,460,566
Marine	448,719	—	—	448,719
Media	3,156,902	—	—	3,156,902
Metals & Mining	3,074,654	—	—	3,074,654
Multiline Retail	919,589	—	—	919,589
Oil, Gas & Consumable Fuels	5,157,590	—	—	5,157,590
Paper & Forest Products	1,601,939	—	—	1,601,939
Personal Products	212,514	—	—	212,514
Pharmaceuticals	437,300	—	—	437,300
Professional Services	1,083,044	—	—	1,083,044
Real Estate Management & Development	431,174	—	—	431,174
Road & Rail	1,298,540	—	—	1,298,540
Semiconductors & Semiconductor Equipment	4,374,432	—	—	4,374,432
Software	1,028,341	—	—	1,028,341
Specialty Retail	4,605,969	—	—	4,605,969
Textiles, Apparel & Luxury Goods	1,042,123	—	—	1,042,123
Thrifts & Mortgage Finance	1,809,902	—	—	1,809,902
Tobacco	197,561	—	—	197,561
Trading Companies & Distributors	1,470,814	—	—	1,470,814
Water Utilities	34,247	—	—	34,247
Wireless Telecommunication Services	833,162	—	—	833,162

Total Common Stocks	$93,743,029	$1,260	$—	$93,744,289

Mutual Fund	402,630	—	—	402,630
Repurchase Agreement	—	5,886,255	—	5,886,255
Right*	—	1,442	—	1,442

Total	$94,145,659	$5,888,957	$—	$100,034,616

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	$00,000	$00,000
	Common Stocks	Total
Balance as of 10/31/11	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 85.5%

	Shares	Market Value
Alternative Assets 28.4%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,006,005	$9,647,589

Total Alternative Assets (cost $9,940,288)		9,647,589

Equity Funds 28.5%
Nationwide International Index Fund, Institutional Class(a)	315,097	2,092,241
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	98,892	1,398,337
Nationwide S&P 500 Index Fund, Institutional Class(a)	502,133	5,488,315
Nationwide Small Cap Index Fund, Institutional Class(a)	59,620	699,344

Total Equity Funds (cost $9,502,073)		9,678,237

Fixed Income Fund 25.7%
Nationwide Bond Index Fund, Institutional Class(a)	743,098	8,746,261

Total Fixed Income Fund (cost $8,554,477)		8,746,261

Money Market Fund 2.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	991,598	991,598

Total Money Market Fund (cost $991,598)		991,598

Total Mutual Funds (cost $28,988,436)		29,063,685

Exchange Traded Funds 14.6%

	Shares	Market Value
Fixed Income Funds 14.6%
iShares Barclays 1-3 Year Credit Bond Fund	23,757	2,489,733
iShares Barclays 1-3 Year Treasury Bond Fund	29,310	2,478,747

Total Fixed Income Funds (cost $4,959,126)		4,968,480

Total Exchange Traded Funds (cost $4,959,126)		4,968,480

Total Investments (cost $33,947,562) (c) — 100.1%		34,032,165
Liabilities in excess of other assets — (0.1)%		(19,847)

NET ASSETS — 100.0%		$34,012,318

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $34,482,881, tax unrealized appreciation and depreciation were $271,945 and $(722,661), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,968,480	$—	$—	$4,968,480
Mutual Funds	29,063,685	—	—	29,063,685

Total	$34,032,165	$—	$—	$34,032,165

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 89.4%

	Shares	Market Value
Alternative Assets 25.3%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	3,644,946	$34,955,036

Total Alternative Assets (cost $36,109,184)		34,955,036

Equity Funds 36.5%
Nationwide International Index Fund, Institutional Class(a)	1,704,527	11,318,061
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	501,594	7,092,544
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,547,571	27,844,952
Nationwide Small Cap Index Fund, Institutional Class(a)	362,920	4,257,051

Total Equity Funds (cost $47,252,506)		50,512,608

Fixed Income Fund 24.7%
Nationwide Bond Index Fund, Institutional Class(a)	2,897,966	34,109,065

Total Fixed Income Fund (cost $33,085,147)		34,109,065

Money Market Fund 2.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	4,021,017	4,021,017

Total Money Market Fund (cost $4,021,017)		4,021,017

Total Mutual Funds (cost $120,467,854)		123,597,726

Exchange Traded Funds 10.7%

	Shares	Market Value
Fixed Income Funds 10.7%
iShares Barclays 1-3 Year Credit Bond Fund	70,469	7,385,151
iShares Barclays 1-3 Year Treasury Bond Fund	86,943	7,352,770

Total Fixed Income Funds (cost $14,710,123)		14,737,921

Total Exchange Traded Funds (cost $14,710,123)		14,737,921

Total Investments (cost $135,177,977) (c) — 100.1%		138,335,647
Liabilities in excess of other assets — (0.1)%		(82,617)

NET ASSETS — 100.0%		$138,253,030

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $137,150,343, tax unrealized appreciation and depreciation were $3,576,941 and $(2,391,637), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,737,921	$—	$—	$14,737,921
Mutual Funds	123,597,726	—	—	123,597,726

Total	$138,335,647	$—	$—	$138,335,647

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 92.3%

	Shares	Market Value
Alternative Assets 20.2%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	3,667,272	$35,169,143

Total Alternative Assets (cost $36,270,537)		35,169,143

Equity Funds 45.6%
Nationwide International Index Fund, Institutional Class(a)	3,215,310	21,349,657
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	882,975	12,485,273
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,524,149	38,518,953
Nationwide Small Cap Index Fund, Institutional Class(a)	608,474	7,137,403

Total Equity Funds (cost $74,646,919)		79,491,286

Fixed Income Fund 25.6%
Nationwide Bond Index Fund, Institutional Class(a)	3,789,997	44,608,265

Total Fixed Income Fund (cost $43,254,463)		44,608,265

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,685,614	1,685,614

Total Money Market Fund (cost $1,685,614)		1,685,614

Total Mutual Funds (cost $155,857,533)		160,954,308

Exchange Traded Funds 7.7%

	Shares	Market Value
Fixed Income Funds 7.7%
iShares Barclays 1-3 Year Credit Bond Fund	64,350	6,743,880
iShares Barclays 1-3 Year Treasury Bond Fund	79,394	6,714,350

Total Fixed Income Funds (cost $13,432,792)		13,458,230

Total Exchange Traded Funds (cost $13,432,792)		13,458,230

Total Investments (cost $169,290,325) (c) — 100.0%		174,412,538
Liabilities in excess of other assets — 0.0%†		(83,492)

NET ASSETS — 100.0%		$174,329,046

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $171,768,477, tax unrealized appreciation and depreciation were $4,982,257 and $(2,338,196), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$13,458,230	$—	$—	$13,458,230
Mutual Funds	160,954,308	—	—	160,954,308

Total	$174,412,538	$—	$—	$174,412,538

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 95.3%

	Shares	Market Value
Alternative Assets 18.1%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	2,946,988	$28,261,619

Total Alternative Assets (cost $29,144,660)		28,261,619

Equity Funds 56.6%
Nationwide International Index Fund, Institutional Class(a)	3,827,661	25,415,672
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,013,460	14,330,326
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,575,404	39,079,167
Nationwide Small Cap Index Fund, Institutional Class(a)	814,823	9,557,877

Total Equity Funds (cost $81,603,227)		88,383,042

Fixed Income Fund 19.6%
Nationwide Bond Index Fund, Institutional Class(a)	2,603,322	30,641,100

Total Fixed Income Fund (cost $29,703,798)		30,641,100

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,505,354	1,505,354

Total Money Market Fund (cost $1,505,354)		1,505,354

Total Mutual Funds (cost $141,957,039)		148,791,115

Exchange Traded Fund 4.8%

	Shares	Market Value
Fixed Income Fund 4.8%
iShares Barclays 1-3 Year Credit Bond Fund	71,712	7,515,417

Total Fixed Income Fund (cost $7,498,580)		7,515,417

Total Exchange Traded Fund (cost $7,498,580)		7,515,417

Total Investments (cost $149,455,619) (c) — 100.1%		156,306,532
Liabilities in excess of other assets — (0.1)%		(83,746)

NET ASSETS — 100.0%		$156,222,786

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $151,945,844, tax unrealized appreciation and depreciation were $5,498,918 and $(1,138,230), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$7,515,417	$—	$—	$7,515,417
Mutual Funds	148,791,115	—	—	148,791,115

Total	$156,306,532	$—	$—	$156,306,532

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 97.2%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	2,786,799	$26,725,399

Total Alternative Assets (cost $27,576,422)		26,725,399

Equity Funds 68.5%
Nationwide International Index Fund, Institutional Class(a)	4,835,747	32,109,357
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,317,978	18,636,212
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,564,780	49,893,050
Nationwide Small Cap Index Fund, Institutional Class(a)	1,155,928	13,559,030

Total Equity Funds (cost $98,613,639)		114,197,649

Fixed Income Fund 11.7%
Nationwide Bond Index Fund, Institutional Class(a)	1,661,645	19,557,567

Total Fixed Income Fund (cost $18,698,745)		19,557,567

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,601,222	1,601,222

Total Money Market Fund (cost $1,601,222)		1,601,222

Total Mutual Funds (cost $146,490,028)		162,081,837

Exchange Traded Fund 2.9%

	Shares	Market Value
Fixed Income Fund 2.9%
iShares Barclays 1-3 Year Credit Bond Fund	45,916	4,811,997

Total Fixed Income Fund (cost $4,801,300)		4,811,997

Total Exchange Traded Fund (cost $4,801,300)		4,811,997

Total Investments (cost $151,291,328) (c) — 100.1%		166,893,834
Liabilities in excess of other assets — (0.1)%		(83,827)

NET ASSETS — 100.0%		$166,810,007

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $154,817,920, tax unrealized appreciation and depreciation were $13,100,371 and $(1,024,457), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$4,811,997	$—	$—	$4,811,997
Mutual Funds	162,081,837	—	—	162,081,837

Total	$166,893,834	$—	$—	$166,893,834

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “— ” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 13.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,346,500	$12,912,934

Total Alternative Assets (cost $13,277,851)		12,912,934

Equity Funds 77.3%
Nationwide International Index Fund, Institutional Class(a)	3,091,469	20,527,357
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	793,929	11,226,155
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,688,650	29,386,943
Nationwide Small Cap Index Fund, Institutional Class(a)	877,693	10,295,339

Total Equity Funds (cost $65,155,700)		71,435,794

Fixed Income Fund 7.8%
Nationwide Bond Index Fund, Institutional Class(a)	611,754	7,200,339

Total Fixed Income Fund (cost $6,944,294)		7,200,339

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	884,432	884,432

Total Money Market Fund (cost $884,432)		884,432

Total Mutual Funds (cost $86,262,277)		92,433,499

Total Investments (cost $86,262,277) (c) — 100.0%		92,433,499
Liabilities in excess of other assets — 0.0%†		(45,933)

NET ASSETS — 100.0%		$92,387,566

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $87,941,337, tax unrealized appreciation and depreciation were $4,984,762 and $(492,600), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$92,433,499	$—	$—	$92,433,499

Total	$92,433,499	$—	$—	$92,433,499

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 14.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,145,996	$10,990,098

Total Alternative Assets (cost $11,307,336)		10,990,098

Equity Funds 80.3%
Nationwide International Index Fund, Institutional Class(a)	2,679,251	17,790,229
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	683,288	9,661,686
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,002,295	21,885,087
Nationwide Small Cap Index Fund, Institutional Class(a)	824,014	9,665,683

Total Equity Funds (cost $53,009,658)		59,002,685

Fixed Income Fund 3.9%
Nationwide Bond Index Fund, Institutional Class(a)	242,929	2,859,272

Total Fixed Income Fund (cost $2,761,598)		2,859,272

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	702,293	702,293

Total Money Market Fund (cost $702,293)		702,293

Total Mutual Funds (cost $67,780,885)		73,554,348

Total Investments (cost $67,780,885) (c) — 100.1%		73,554,348
Liabilities in excess of other assets — (0.1)%		(40,768)

NET ASSETS — 100.0%		$73,513,580

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $69,203,923, tax unrealized appreciation and depreciation were $4,738,113 and $(387,688), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$73,554,348	$—	$—	$73,554,348

Total	$73,554,348	$—	$—	$73,554,348

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 16.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	669,698	$6,422,402

Total Alternative Assets (cost $6,591,012)		6,422,402

Equity Funds 80.2%
Nationwide International Index Fund, Institutional Class(a)	1,381,497	9,173,140
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	352,313	4,981,708
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,032,508	11,285,316
Nationwide Small Cap Index Fund, Institutional Class(a)	424,877	4,983,804

Total Equity Funds (cost $28,183,767)		30,423,968

Fixed Income Fund 1.9%
Nationwide Bond Index Fund, Institutional Class(a)	62,637	737,236

Total Fixed Income Fund (cost $717,719)		737,236

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	362,215	362,215

Total Money Market Fund (cost $362,215)		362,215

Total Mutual Funds (cost $35,854,713)		37,945,821

Total Investments (cost $35,854,713) (c) — 100.0%		37,945,821
Other assets in excess of liabilities — 0.0%†		311

NET ASSETS — 100.0%		$37,946,132

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $36,611,499, tax unrealized appreciation and depreciation were $1,670,451 and $(336,129), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$37,945,821	$—	$—	$37,945,821

Total	$37,945,821	$—	$—	$37,945,821

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 17.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	828,498	$7,945,292

Total Alternative Assets (cost $8,185,512)		7,945,292

Equity Funds 80.2%
Nationwide International Index Fund, Institutional Class(a)	1,681,316	11,163,938
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	411,611	5,820,176
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,166,047	12,744,892
Nationwide Small Cap Index Fund, Institutional Class(a)	496,379	5,822,527

Total Equity Funds (cost $31,197,880)		35,551,533

Fixed Income Fund 1.0%
Nationwide Bond Index Fund, Institutional Class(a)	36,594	430,709

Total Fixed Income Fund (cost $417,262)		430,709

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	423,133	423,133

Total Money Market Fund (cost $423,133)		423,133

Total Mutual Funds (cost $40,223,787)		44,350,667

Total Investments (cost $40,223,787) (c) — 100.1%		44,350,667
Liabilities in excess of other assets — (0.1)%		(23,911)

NET ASSETS — 100.0%		$44,326,756

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $41,162,777, tax unrealized appreciation and depreciation were $3,477,068 and $(289,178), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$44,350,667	$—	$—	$44,350,667

Total	$44,350,667	$—	$—	$44,350,667

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 17.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	40,084	$384,407

Total Alternative Assets (cost $387,428)		384,407

Equity Funds 81.1%
Nationwide International Index Fund, Institutional Class(a)	84,587	561,660
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	19,902	281,418
Nationwide S&P 500 Index Fund, Institutional Class(a)	56,388	616,317
Nationwide Small Cap Index Fund, Institutional Class(a)	24,009	281,627

Total Equity Funds (cost $1,728,329)		1,741,022

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	20,487	20,487

Total Money Market Fund (cost $20,487)		20,487

Total Mutual Funds (cost $2,136,244)		2,145,916

Total Investments (cost $2,136,244) (c) — 100.0%		2,145,916

Liabilities in excess of other assets — 0.0%†		(617)

NET ASSETS — 100.0%		$2,145,299

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,142,022, tax unrealized appreciation and depreciation were $32,203 and $(28,309), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,145,916	$—	$—	$2,145,916

Total	$2,145,916	$—	$—	$2,145,916

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2012 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 76.3%

	Shares	Market Value
Alternative Assets 39.6%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,168,621	$11,207,071

Total Alternative Assets (cost $11,517,312)		11,207,071

Equity Fund 9.1%
Nationwide S&P 500 Index Fund, Institutional Class(a)	234,938	2,567,871

Total Equity Fund (cost $2,548,059)		2,567,871

Fixed Income Fund 19.8%
Nationwide Bond Index Fund, Institutional Class(a)	477,350	5,618,415

Total Fixed Income Fund (cost $5,558,691)		5,618,415

Money Market Fund 7.8%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	2,209,557	2,209,557

Total Money Market Fund (cost $2,209,557)		2,209,557

Total Mutual Funds (cost $21,833,619)		21,602,914

Exchange Traded Funds 23.7%

	Shares	Market Value
Fixed Income Funds 23.7%
iShares Barclays 1-3 Year Credit Bond Fund	32,090	3,363,032
iShares Barclays 1-3 Year Treasury Bond Fund	39,592	3,348,295

Total Fixed Income Funds (cost $6,698,684)		6,711,327

Total Exchange Traded Funds (cost $6,698,684)		6,711,327

Total Investments (cost $28,532,303) (c) — 100.0%		28,314,241
Other assets in excess of liabilities — 0.0%†		4,081

NET ASSETS — 100.0%		$28,318,322

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2012.
(c)	At January 31, 2012, the tax basis cost of the Fund’s investments was $28,712,708, tax unrealized appreciation and depreciation were $50,855 and $(449,322), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$6,711,327	$—	$—	$6,711,327
Mutual Funds	21,602,914	—	—	21,602,914

Total	$28,314,241	$—	$—	$28,314,241

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2012, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 26, 2012

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 26, 2012